                                   [NORTHERN INSTITUTIONAL FUNDS LOGO GOES HERE]



MONEY MARKET
PORTFOLIOS




NOVEMBER 30, 1999
Annual Report

Northern Institutional Funds
Money Market Portfolios

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Table of Contents

                                                                            Page
                                                                            ----
Management's Discussion of Portfolio Performance...........................   2
Statements of Investments
  Investment Abbreviations and Notes.......................................   4
  Diversified Assets Portfolio.............................................   5
  Government Portfolio.....................................................  10
  Government Select Portfolio..............................................  11
  Tax-Exempt Portfolio.....................................................  12
Statements of Assets and Liabilities.......................................  17
Statements of Operations...................................................  18
Statements of Changes in Net Assets........................................  19
Financial Highlights.......................................................  20
Notes to the Financial Statements..........................................  24
Report of Independent Auditors.............................................  26

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                                       1

Northern Institutional Funds
Money Market Portfolios
-------------------------------------------------------------------------------
Management's Discussion of Portfolio Performance
Northern Institutional Diversified Assets Portfolio

In anticipation of the Federal Reserve's rate tightenings, we used a defensive strategy throughout the year. We continued to employ a barbell maturity structure, investing in shorter-term securities to maintain liquidity and longer-term securities to enhance yield. After the last Fed rate hike in November, we extended the Portfolio's maturity, purchasing securities into the first quarter of 2000. We made few purchases further than that, given the uncertainty of the next Fed action. However, we do expect additional tightenings in the near future, so we expect to maintain liquidity.
  There were no significant changes in the composition of the Portfolio. The highest percentage of the Portfolio continued to be invested in tier one commercial paper, where yields were the most attractive. Given our credit guidelines, we will not make any variations in the structure going into the new year. We do plan, however, to emphasize shorter maturities to protect against rising interest rates.
  There remains some uncertainty as to what this year end will bring, regarding the Y2K situation. Nevertheless, there does not seem to be any upward rate pressure as we near the end of the year.

                      Mary Ann Flynn
                      Portfolio Manager


An investment in the Portfolio is not insured or guaranteed by the FDIC or any other governmental agency. Although the Portfolio seeks to maintain a value of $1.00 per share, it is possible to lose money.

Northern Institutional Government Portfolio

The Federal Reserve reversed course in 1999, retracting its three easing moves of 1998 with three quarter-point rate hikes. A strong domestic economy and the re-emergence of global growth prompted the action.
  For the first several months of 1999, interest rates remained fairly stable, as investors tried to get a handle on the Fed's next moves. By late June, though, the lack of any significant slowdown in demand and tighter labor markets caused the Fed to make the first of three pre-emptive moves. The next two came in August and November.
  The other significant event of the year was Y2K. Concerns about the calendar change created some liquidity challenges for portfolio managers late in the year.
  The Government Portfolio performed in line with its peer group for the fiscal year ended November 30, 1999. Because we anticipated the Fed's rate hikes, we avoided longer-term securities, beginning in May. Instead, we began focusing on floating-rate securities, a strategy that allowed us to take advantage of the eventual rate increases. As it became apparent that rates would continue to rise, we maintained our focus on floating-rate securities throughout the remainder of the year.
  Looking ahead, we expect the Fed to remain on a tightening course, perhaps until the federal funds rate reaches 6.0 percent. Nonetheless, we will continue to look for opportunities to extend into longer-dated maturities that offer attractive yields.

                      Brian Andersen
                      Portfolio Manager


An investment in the Portfolio is not insured or guaranteed by the FDIC or any other governmental agency. Although the Portfolio seeks to maintain a value of $1.00 per share, it is possible to lose money.

                                       2
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Northern Institutional Funds
Money Market Portfolios
--------------------------------------------------------------------------------
Management's Discussion of Portfolio Performance

Northern Institutional Government Select Portfolio

1999's strong domestic economy along with the rebound in global growth prompted the Federal Reserve to retract all of the easing moves it made in the fall of 1998. In the first half of the year, interest rate expectations oscillated between the "new paradigm" and traditional supply/ demand camps. However, in the second half of the year, the lack of any significant slowing in demand and further tightening of labor markets elicited pre-emptive action by the Fed. In addition to changes in monetary policy, Y2K was the other major market event facing portfolio managers as they sought to manage year-end liquidity.
  The Portfolio performed in line with their peer group for the 12-month period ended November 30, 1999. Given the rising interest rate environment, the portfolios avoided longer-term investments, particularly one-year securities. Starting in May (prior to the first Fed rate hike), we purchased floating-rate securities to benefit from the expected Fed tightening. The floating-rate securities reached approximately 25 percent of total holdings.
  In the second half of the year, the Portfolio benefited from defensive positioning. As interest rates continued to rise, the floating-rate securities and the lack of longer-dated securities enabled the Portfolio to capture the rising interest rates.
  Going into 2000, we expect further Fed action, with a target federal funds rate of 6.0 percent. We will look for opportunities to extend maturities.

                      Brian Andersen
                      Portfolio Manager

An investment in the Portfolio is not insured or guaranteed by the FDIC or any other governmental agency. Although the Portfolio seeks to maintain a value of $1.00 per share, it is possible to lose money.

Northern Institutional Tax-Exempt Portfolio

This has been an interesting year for the short-term, tax-exempt market, particularly due to Y2K concerns and the activity of the Federal Reserve. The Federal Reserve's three interest rate hikes caused rates in the short-term municipal market to rise to remain competitive against their taxable counterparts. We have seen greater attention focused on the Y2K issue as we get closer to calendar year-end. As such, we have been closely monitoring the market and our shareholders in order to gauge the effect of Y2K and to see if this year-end will be different from others, in terms of market and Portfolio activity.
  Short-term municipal bond yields were fairly attractive during the final few months of the fiscal year, especially among floating-rate securities. Nevertheless, we expect that yields on floating-rate securities will fall in the first part of December, as cash inflows overwhelm the available supply of product. We will continue to watch the Federal Reserve to see if any further rate hikes are in the picture. Our most likely scenario is that the Fed will raise rates sometime late in the first quarter of 2000. As of fiscal year-end, the Portfolio's average maturity is about the same as that of its peers. If the opportunity presents itself, we may try to extend the Portfolio's average maturity in the latter part of December to shield it from the impact of falling yields in the short-term municipal market. We anticipate that yields will fall due to technical factors that typically occur immediately after the first of the year.

                      Brad C. Snyder
                      Portfolio Manager

Income from the Portfolio may be subject to federal alternative minimum tax
(AMT), state and local taxes. In addition, an investment in the Portfolio is not insured or guaranteed by the FDIC or any other governmental agency. Although the Portfolio seeks to maintain a value of 1.00 per share, it is possible to lose money.

                                       3
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Northern Institutional Funds
Money Market Portfolios
--------------------------------------------------------------------------------
Statements of Investments
November 30, 1999


Investment Abbreviations and Notes:

AMBAC   --American Municipal Bond Assurance Corp.
BAN     --Bond Anticipation Note
BTP     --Bankers Trust Partnership
Colld.  --Collateralized
CP      --Commercial Paper
FFCB    --Federal Farm Credit Bank
FGIC    --Financial Guaranty Insurance Corp.
FHLB    --Federal Home Loan Bank
FRN     --Floating Rate Note
FSA     --Financial Security Assurance Corp.
GNMA    --Government National Mortgage Association
GO      --General Obligation
Gtd.    --Guaranteed
HDA     --Housing Development Authority
HFA     --Housing Finance Authority
IDA     --Industrial Development Authority
IDB     --Industrial Development Board
IDR     --Industrial Development Revenue
LOC     --Letter of Credit
MBIA    --Municipal Bond Insurance Association
ML SG   --Merrill Lynch/Societe Generale
MS      --Morgan Stanley
PCR     --Pollution Control Revenue
P-Floats--Puttable Floating Rate Security
PSF     --Permanent School Fund
RAN     --Revenue Anticipation Notes
REMIC   --Real Estate Mortgage Investment Conduit
ROC     --Reset Option Certificates
SD      --School District
SFM     --Single Family Mortgage
SLMA    --SLM Holding Corp.
Soc Gen --Societe Generale
STN     --Short Term Note
TOB     --Tender Option Bond
TRAN    --Tax and Revenue Anticipation Note
TRB     --Tax Revenue Bond
VRDN    --Variable Rate Demand Note

 . The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

 . Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

 . Maturity dates represent either the stated date on the security or the next interest reset/puttable date for floating and variable rate securities per SEC rules.

 . Amortized cost also represents cost for federal income tax purposes.

 . Interest rates are reset daily and interest is payable monthly with respect to all joint repurchase agreements.

See accompanying notes to financial statements.

Northern Institutional Funds
Money Market Portfolios
--------------------------------------------------------------------------------
Statements of Investments
November 30, 1999
(All amounts in thousands)

           Description
-----------------------------------------
 Principal          Maturity   Amortized
  Amount   Rate     Date          Cost
-----------------------------------------
     Diversified Assets Portfolio
 CERTIFICATES OF DEPOSITS--9.7%
 Domestic Depository Institutions-2.1%
           Huntington
           National Bank,
           Columbus
 $20,000   5.00%    2/8/00     $   20,000
  58,000   5.35     5/31/00        57,986
           Marshall & Ilsley
           Bank
  20,000   6.07     9/28/00        19,987
           Michigan National
           Bank
  12,500   5.13     4/25/00        12,498
           Regions Bank
  50,000   6.23     11/6/00        49,965
                               ----------
                                  160,436
                               ----------
 Foreign Depository Institutions--7.6%
           Bank of Nova
           Scotia, New York
  50,000   5.16     2/25/00        49,995
           Banque Nationale
           de Paris, Chicago
  25,000   5.20     2/25/00        24,998
  92,000   5.07     4/17/00        91,983
           Banque Nationale
           de Paris, San
           Francisco
  12,500   4.94     12/14/99       12,500
           Commerzbank, New
           York
  50,000   5.06     2/8/00         49,998
           Deutsche Bank, New
           York
  37,500   5.20     5/10/00        37,492
           National Bank of
           Canada, New York
  15,000   5.77     7/31/00        14,996
           National
           Westminster Bank,
           New York
  50,000   5.67     7/3/00         49,989
  50,000   6.10     11/24/00       49,967
           Royal Bank of
           Canada, New York
  47,000   5.21     2/28/00        46,996
           Societe Generale,
           New York
 100,000   5.22     2/28/00        99,991
  40,000   5.20     5/8/00         39,993
                               ----------
                                  568,898
-----------------------------------------
 TOTAL CERTIFICATES OF DE-
  POSIT                           729,334
-----------------------------------------
 COMMERCIAL PAPER--52.5%
 Auto Receivables--1.6%
           AESOP Funding
           Corp.
  29,700   5.41     12/10/99       29,660
  50,000   5.57     12/14/99       49,899
  16,900   5.40     12/17/99       16,859
           Republic
           Industries Funding
           Corp.
  22,000   5.40     12/15/99       21,954
                               ----------
                                  118,372
                               ----------
 Auto Repair Services--0.3%
           Wheels, Inc.
  25,000   6.35     1/14/00        24,806
                               ----------

           Description
-----------------------------------------
 Principal          Maturity   Amortized
  Amount   Rate     Date          Cost
-----------------------------------------
 Collateralized Loan Obligations--2.6%
           Centric Capital
           Corp.
 $12,200   5.35%    12/8/99    $   12,187
           Lyon Short Term
           Funding
   4,139   5.35     12/10/99        4,133
  11,449   5.42     12/10/99       11,433
   8,792   5.42     12/13/99        8,776
           Stellar Funding,
           Inc.
   9,887   5.45     12/8/99         9,877
  17,129   5.10     12/29/99       17,056
   5,143   5.37     12/30/99        5,121
           Syndicated Loan
           Funding Trust
           Series 1999-1
  35,000   5.68     2/15/00        35,000
           Series 1999-2
  50,000   5.58     3/15/00        50,000
           Series 1999-5
  40,000   5.68     10/16/00       40,000
                               ----------
                                  193,583
                               ----------
 Communications--0.0%
           GTE Corp.
   2,400   5.98     3/6/00          2,362
                               ----------
 Computer & Industrial Machines & Equip-
  ment--0.1%
           Invensys PLC
  10,000   5.05     12/7/99         9,992
                               ----------
 Domestic Depository Institutions--0.7%
           Marshall & Ilsley
           Bank
  25,000   6.00     1/28/00        24,758
  25,000   6.05     2/4/00         24,727
                               ----------
                                   49,485
                               ----------
 Electronics & Other Electric Compo-
  nents--0.9%
           Cooper Industries,
           Inc.
  70,500   5.75     12/1/99        70,500
                               ----------
 General Merchandise Stores--0.8%
           Sears Roebuck
           Acceptance Corp.
  12,650   6.12     1/24/00        12,534
  20,000   6.15     2/10/00        19,757
  25,000   6.15     2/11/00        24,693
                               ----------
                                   56,984
                               ----------
 Insurance--2.5%
           Aetna Service Co.
  50,000   6.15     1/19/00        49,581
  12,000   6.15     1/20/00        11,898
           SAFECO Credit
           Corp.
   7,389   5.42     12/1/99         7,389
  19,850   5.42     12/3/99        19,844
  18,500   5.41     12/10/99       18,475
  13,000   5.38     12/14/99       12,975
  15,500   6.00     1/26/00        15,355

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

           Description
----------------------------------------
 Principal          Maturity   Amortized
  Amount   Rate     Date         Cost
----------------------------------------
Diversified Assets Portfolio--Continued
Insurance--Continued
           Torchmark, Inc.
 $ 7,500   5.62%    12/3/99    $  7,498
  16,000   6.20     1/24/00      15,851
  12,500   6.03     1/28/00      12,379
  20,000   5.95     2/14/00      19,752
                               --------
                                190,997
                               --------
 Multi-Sellers Conduits--20.2%
           Amsterdam Funding
  22,000   5.57     12/20/99     21,935
  20,000   6.18     1/13/00      19,852
  25,000   6.20     1/13/00      24,815
           Apreco
  30,000   5.45     12/2/99      29,996
           Atlantic Asset
           Securitization
           Corp.
  24,000   5.53     12/14/99     23,952
  26,000   5.53     12/15/99     25,944
           Barton Capital
           Corp.
  55,998   5.40     12/2/99      55,990
           Clipper
           Receivables Corp.
  25,000   5.65     12/7/99      24,977
  75,000   5.37     12/17/99     74,821
           Compass
           Securitization
  51,500   6.02     1/25/00      51,026
  16,000   6.00     2/2/00       15,832
           Concord Minutemen
           Capital Co.
  40,000   6.20     1/20/00      39,656
  15,000   6.03     2/11/00      14,819
  42,816   5.95     2/14/00      42,285
           Eiffel Funding LLC
 118,500   5.80     12/1/99     118,500
  25,000   5.57     12/3/99      24,992
           Grand Funding
            Corp.
  25,000   5.90     1/5/00       24,857
  25,000   6.15     1/13/00      24,816
           International
            Securitization
  19,903   5.43     12/1/99      19,903
  12,159   5.45     12/22/99     12,120
  50,000   6.05     1/18/00      49,595
  36,500   6.15     1/19/00      36,194
  13,664   6.18     1/25/00      13,535
  50,000   6.10     1/31/00      49,483
  17,000   6.05     2/2/00       16,820
           Lexington Parker
            Capital
  10,000   5.90     1/25/00       9,910
  20,000   5.796    2/14/00      20,000
  75,000   5.85     2/18/00      74,037
  80,000   5.86     2/24/00      78,893
           Mont Blanc Capital
  11,400   5.40     12/20/99     11,368

           Description
--------------------------------------
Principal           Maturity Amortized
 Amount    Rate     Date       Cost
--------------------------------------
           Monte Rosa Capi-
            tal Corp.
$ 8,400    6.15%    1/19/00  $   8,330
           Old Line Funding
 10,000    5.38     12/8/99      9,990
           Park Avenue Re-
            ceivables
 50,000    5.45     12/15/99    49,894
           Pooled Account
            Receivables
            Corp.
 31,000    5.65     12/7/99     30,971
 50,000    5.39     12/16/99    49,888
           Quincy Capital
            Corp.
 39,812    5.36     12/8/99     39,771
 23,195    5.48     12/15/99    23,145
           Receivables Capi-
            tal Corp.
 18,018    5.36     12/8/99     17,999
           Sheffield
           Receivables Corp.
 20,000    5.48     12/15/99    19,957
           Silver Tower U.S.
           Funding
 23,500    5.43     12/2/99     23,496
  9,150    5.95     2/3/00       9,053
           Thames Asset
           Global
           Securitization
 50,000    5.96     4/6/00      48,949
           Variable Funding
           Capital
136,500    5.45     12/15/99   136,211
                             ---------
                             1,518,577
                             ---------
Non-Depository Business Credit Insti-
 tutions--1.7%
           Finova Capital
           Corp.
 25,000    5.41     12/10/99    24,966
 35,000    5.41     12/13/99    34,937
           Heller Financial
           Corp.
 25,000    5.45     12/10/99    24,966
 12,000    5.45     12/16/99    11,973
 23,000    6.20     1/25/00     22,782
           Transamerica
           Financial Corp.
 10,000    5.90     3/24/00      9,812
                             ---------
                               129,436
                             ---------
Non-Depository Personal Credit Insti-
 tutions--0.2%
           Morgan Stanley
           Dean Witter & Co.
 15,000    6.06     1/26/00     14,859
                             ---------
Other Asset Backed Securities--6.3%
           Altair Funding
           Corp.
 12,000    5.33     12/1/99     12,000
 20,050    5.36     12/3/99     20,044
 14,500    5.33     12/6/99     14,489
 10,677    5.38     12/10/99    10,663
 25,000    5.40     12/13/99    24,955
           Cooperative Association of
           Tractor Dealers
           Series A
  1,300    5.45     12/29/99     1,294
           Series B
 10,200    5.94     1/20/00     10,116

See accompanying notes to financial statements.

Northern Institutional Funds
Money Market Portfolios
--------------------------------------------------------------------------------
Statements of Investments
November 30, 1999
(All amounts in thousands)

           Description
----------------------------------------
 Principal          Maturity   Amortized
  Amount   Rate     Date         Cost
----------------------------------------
           Dakota
           Certificates
           Program
 $12,500   5.39%    12/3/99    $ 12,496
  15,000   5.39     12/14/99     14,971
  30,000   5.93     1/14/00      29,783
           Moriarty Ltd.
  50,000   5.43     12/2/99      49,992
  71,000   5.45     12/8/99      70,925
  14,700   5.40     12/14/99     14,671
  33,500   5.40     12/29/99     33,359
  23,000   6.15     1/18/00      22,811
  15,000   6.15     1/26/00      14,857
           Newcourt Equipment
           Trust
  34,825   5.97     3/14/00      34,817
           Riverwoods Funding
           Corp.
  21,308   6.15     1/14/00      21,148
           Victory
           Receivables Corp.
   5,000   5.34     12/7/99       4,996
  20,000   5.35     12/7/99      19,982
  12,000   5.40     12/13/99     11,978
  25,000   6.15     1/24/00      24,769
                               --------
                                475,116
                               --------
 Securities Arbitrage--10.3%
           ABC Funding
  25,000   5.85     2/15/00      24,691
           Certain Funding
           Corp.
   9,710   6.15     1/25/00       9,619
           Conduit Asset
           Backed Security
  10,277   5.48     1/24/00      10,193
  10,000   5.80     3/1/00        9,853
           Crown Point
           Capital Co.
  50,000   6.20     1/20/00      49,569
  50,000   6.00     3/22/00      49,067
           Giro Funding Corp.
  25,000   5.35     12/3/99      24,993
           Giro Multi Funding
           Corp.
  26,000   5.36     12/2/99      25,996
  18,000   5.92     12/16/00     17,772
           Grayhawk Funding
  22,500   5.43     12/17/99     22,446
  23,260   6.40     12/17/99     23,204
           K2 USA LLC
   9,000   5.43     1/18/00       8,935
  13,350   6.15     1/18/00      13,241
  10,000   5.39     1/28/00       9,913
  18,000   5.78     3/29/00      17,656
   5,000   5.59     6/5/00        5,000
  10,000   5.60     6/15/00      10,000
  10,000   5.70     6/30/00      10,000
           Links Finance
           Corp. LLC
  10,565   5.40     12/13/99     10,546
           MPF Ltd.
  15,500   5.53     12/21/99     15,452
  47,000   6.25     1/10/00      46,674

           Description
---------------------------------------
Principal           Maturity Amortized
 Amount    Rate     Date       Cost
---------------------------------------
$ 34,500   6.20%    1/25/00  $  34,173
  25,500   6.25     1/26/00     25,252
  12,500   6.00     2/4/00      12,365
           Sigma Finance,
           Inc.
  50,000   5.43     12/7/99     49,955
  23,000   5.09     12/13/99    22,961
  45,000   5.54     5/8/00      45,018
           Trident Capital
           Finance, Inc.
 100,000   5.55     12/17/99    99,753
  76,000   6.17     1/20/00     75,349
                             ---------
                               779,646
                             ---------
Single-Seller Conduits--2.3%
           Atlantis One
           Funding Corp.
  35,000   5.50     2/1/00      34,669
  25,000   5.80     3/23/00     24,545
           EFG Funding LLC
  40,000   5.45     12/14/99    39,921
           Emerald
           Certificates
  25,000   5.43     12/23/99    24,917
           Perry IV Fundings
  50,000   5.83     3/13/00     49,166
                             ---------
                               173,218
                             ---------
Transportation Equipment--2.0%
           Daimler-Chrysler
           A.G.
  29,000   5.92     3/3/00      28,556
           Harley Davidson
           Funding
  10,000   5.42     12/10/99     9,986
           Textron Financial
           Corp.
  46,850   5.58     12/7/99     46,806
  22,500   5.36     12/17/99    22,446
  40,000   5.93     2/14/00     39,506
                             ---------
                               147,300
--------------------------------------
TOTAL COMMERCIAL PAPER       3,955,233
--------------------------------------
CORPORATE NOTES--4.5%
           Centauri Corp.
  25,000   6.06     9/7/00      25,000
  25,000   6.10     9/7/00      25,000
           GE Engine
           Receivables Trust
           FRN,
           Series 1995-1
   8,423   5.591    12/7/99      8,423
           Series 1996-1
  26,650   5.591    12/7/99     26,650
           Liberty
           Lighthouse U.S.
           Capital
  25,000   5.71     7/7/00      25,000
  35,000   5.75     7/17/00     35,000
  50,000   6.15     10/13/00    50,000
           Morgan Stanley
           Trust
           Certificates FRN,
           Series 1996-2
  21,760   5.689    12/23/99    21,760
           United Health
           Care Corp.
  75,000   6.66     11/10/00    75,000

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

         Description
---------------------------------------------
Principal             Maturity      Amortized
 Amount     Rate        Date           Cost
---------------------------------------------
Diversified Assets Portfolio--Continued
            United Health Care
            Corp. FRN
$    50,000 5.65%      12/1/99      $ 50,000
--------------------------------------------
TOTAL CORPORATE NOTES                341,833
--------------------------------------------
EURODOLLAR TIME DEPOSITS--10.2%
            Artesia Bank,
            Brussels
     55,000 5.75       12/1/99        55,000
            Branch Bank and
            Trust Co.,
            Grand Cayman Islands
    100,000 5.63       12/1/99       100,000
            Fifth Third Bank of
            Western Ohio,
            Grand Cayman Islands
     80,000 5.69       12/1/99        80,000
            Marshall & Ilsley
            Bank, Milwaukee,
            Grand Cayman Islands
     98,000 5.63       12/1/99        98,000
            Mercantile Bank of
            St. Louis, N.A.,
            Grand Cayman Islands
     77,826 5.63       12/1/99        77,826
            National City Bank,
            Grand Cayman Islands
    180,000 5.56       12/1/99       180,000
            Norddeutsche
            Landesbank
            Girozentrale,
            Grand Cayman Islands
    180,000 5.56       12/1/99       180,000
--------------------------------------------
TOTAL EURODOLLAR TIME DEPOSITS       770,826
--------------------------------------------
MUNICIPAL INVESTMENTS--5.0%
Administration of Environment & Housing Pro-
 grams--2.2%
            Alaska Housing
            Finance Corp.
     42,500 5.40       12/3/99        42,487
            Virginia State HDA
            Mortgage Revenue
            Bonds
     90,500 5.58       12/7/99        90,500
            Virginia State HDA
            Mortgage Revenue
            Bonds
            Series B
     24,315 5.58       12/7/99        24,315
            Series C
     11,410 5.58       12/7/99        11,410
                                    --------
                                     168,712
                                    --------
Amusement & Recreation Services--0.2%
            Maryland Stadium
            Authority Sports
            Facilities Lease
            Revenue, Series A
     16,300 5.60       12/7/99        16,300
                                    --------
Communications--0.3%
            New Jersey State
            Economic Development
            Authority Revenue
            Refunding Bonds,
            Series B,
            MSNBC/CNBC (Chase
            Manhattan Bank LOC)
     24,434 5.636      12/1/99        24,434
                                    --------
Construction--0.1%
            Metal Forming &
            Coining Corp
            Project
            (National City
            Bank LOC)
   $  9,335 5.63%      12/7/99      $  9,335
                                    --------
Electrical Services--0.2%
            Texas Municipal
            Power Agency,
            Series 1997
     10,000 5.50        2/9/00        10,000
            Transmission
            Agency of
            Northern
            California
      5,600 6.20        2/9/00         5,600
                                    --------
                                      15,600
                                    --------
Executive, Legislative & General Gov-
 ernment--1.6%
            Kern County
            (California)
            Pension
            Obligation
     35,000 5.509      12/1/00        35,000
            Minneapolis City
            - St. Paul
            (Minnesota)
            Metro Airport GO
            Bond
     28,930 5.509      12/1/99        28,930
            Seattle City
            (Washington) GO
            VRDN,
            Series C (Credit
            Communal de
            Belgique LOC)
     32,825 5.35       12/7/99        32,825
            Sonoma County
            (California)
            Pension
            Obligation
     22,800 5.509      12/7/99        22,800
                                    --------
                                     119,555
                                    --------
Health Services--0.4%
            Crozer Keystone
            Health System
            VRDN
      7,350 5.69       12/7/99         7,350
            Health Insurance
            Plan of Greater
            New York VRDN,
            Series 1990 B-1
     17,500 5.65       12/7/99        17,500
                                    --------
                                      24,850
--------------------------------------------
TOTAL MUNICIPAL INVESTMENTS          378,786
--------------------------------------------
REPURCHASE AGREEMENTS--6.6%
Repurchase Agreements--5.9%
            ABN AMRO, Inc.,
            Dated 11/30/99,
            Repurchase Price
            $360,058
            (U.S. Government
            Securities Colld.)
    360,000 5.75       12/1/99       360,000
            Donaldson Lufkin,
            & Jenrette Co.,
            Dated 11/30/99,
            Repurchase Price $53,005
            (U.S. Government
            Securities Colld.)
     52,997 5.60       12/1/99        52,997

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

           Description
----------------------------------------------
Principal                    Maturity Amortized
 Amount    Rate              Date       Cost
----------------------------------------------
           Goldman, Sachs &
           Co.,
           Dated 11/30/99
           Repurchase Price
           $32,741
           (U.S. Government
           Securities
           Colld.)
 $ 32,736  5.50%    12/1/99          $  32,736
                                     ---------
                                       445,733
                                     ---------
Joint Repurchase Agreement--0.7%
           Warburg Dillon
           Read LLC,
           Dated 11/30/99
           (U.S. Government
           Securities
           Colld.)
           Accrued Interest
           $162
   50,000  5.62     12/1/99             50,000
----------------------------------------------
TOTAL REPURCHASE AGREEMENTS            495,733
----------------------------------------------
TOTAL INVESTMENTS--88.5%          $  6,671,745
----------------------------------------------
Other assets, less liabili-
 ties--11.5%                           867,897
----------------------------------------------
NET ASSETS--100.0%                $  7,539,642
----------------------------------------------
----------------------------------------------

See accompanying notes to financial statements.

Northern Institutional Funds
Money Market Portfolios
--------------------------------------------------------------------------------
Statements of Investments
November 30, 1999
(All amounts in thousands)

           Description
-------------------------------------------
 Principal               Maturity Amortized
  Amount       Rate        Date     Cost
-------------------------------------------
          Government Portfolio
 U.S. GOVERNMENT AGENCIES--71.7%
 Fannie Mae Discount Notes--28.4%
 $ 30,000  5.24%          12/2/99  $ 29,996
   25,000  5.245          12/6/99    24,982
   15,000  5.05          12/13/99    14,975
   45,000  5.48           1/21/00    44,651
   60,000  5.56           1/24/00    59,499
   30,000  5.34           1/26/00    29,751
   75,000  5.55            2/3/00    74,260
   50,000  5.54            2/4/00    49,500
   10,000  5.395           2/7/00     9,898
   23,406  5.41            2/7/00    23,167
    7,400  5.45           2/11/00     7,319
   50,000  5.515          2/14/00    49,425
   50,000  5.57           2/24/00    49,342
                                   --------
                                    466,765
                                   --------
 Fannie Mae Medium Term FRN--9.8%
  126,045  5.73           12/1/99   126,014
   35,000  5.94            5/5/00    34,984
                                   --------
                                    160,998
                                   --------
 Fannie Mae Medium Term Notes--8.3%
   25,000  5.06           3/15/00    24,994
   13,600  5.10           3/16/00    13,602
   22,000  5.04            4/6/00    21,995
   15,000  4.97           4/12/00    14,995
   25,000  5.11           5/22/00    24,996
   36,060  5.67           5/26/00    36,152
                                   --------
                                    136,734
                                   --------
 FFCB Medium Term FRN--1.8%
   30,000  5.20           5/11/00    29,991
                                   --------
 FHLB Medium Term FRN--14.6%
   50,000  5.951           2/3/00    49,994
   50,000  5.839          2/14/00    49,981
   24,000  5.746           4/4/00    23,995
   50,000  5.25           5/12/00    49,988
   65,000  5.88          10/19/00    65,000
                                   --------
                                    238,958
                                   --------
 FHLB Medium Term Note--1.2%
   20,000  5.16           3/22/00    20,000
                                   --------

           Description
----------------------------------------------------------------------
 Principal                            Maturity          Amortized
  Amount           Rate                 Date               Cost
----------------------------------------------------------------------
 Freddie Mac Discount Notes--7.6%
 $40,000   5.48%                             1/14/00   $       39,732
  10,000   5.305                             1/27/00            9,916
  35,000   5.53                               2/1/00           34,667
   5,150   5.465                              2/3/00            5,100
  18,000   5.53                               2/9/00           17,806
  14,000   5.45                              2/25/00           13,818
   3,000   5.59                              3/16/00            2,951
                                                       --------------
                                                              123,990
----------------------------------------------------------------------
 TOTAL U.S. GOVERNMENT AGENCIES                             1,177,436
----------------------------------------------------------------------
 MORTGAGE BACKED SECURITIES--14.7%
 Fannie Mae
  16,640   4.75                              12/1/99           16,640
 128,450   5.36                              12/1/99          128,450
  58,600   5.56                               2/1/00           58,039
  10,000   5.61                               5/1/00            9,763
  30,000   5.61                               9/1/00           28,714
----------------------------------------------------------------------
 TOTAL MORTGAGE BACKED SECURITIES
                                                              241,606
----------------------------------------------------------------------
 REPURCHASE AGREEMENTS--15.9%
 Repurchase Agreements--12.9%
           Bear Stearns Security Corp.,
           Dated 11/30/99,  Repurchase Price $145,023
           (U.S. Government Securities Colld.)
 145,000     5.77                 12/1/99                     145,000
           Goldman, Sachs & Co.,
           Dated 11/30/99, Repurchase Price $67,274
           (U.S. Government Securities Colld.)
  67,264     5.50                 12/1/99                      67,264
                                                       --------------
                                                              212,264
                                                       --------------
 Joint Repurchase Agreement--3.0%
           Warburg Dillon Reed LLC,
           Dated 11/30/99,
           (U.S. Government Securities Colld.)
           Accrued Interest $140
  50,000     5.62                 12/1/99                      50,000
----------------------------------------------------------------------
 TOTAL REPURCHASE AGREEMENTS                                  262,264
----------------------------------------------------------------------
 TOTAL INVESTMENTS--102.3%                             $    1,681,306
----------------------------------------------------------------------
 Liabilities, less other assets--(2.3%)                       (38,433)
----------------------------------------------------------------------
 NET ASSETS--100.0%                                    $    1,642,873
----------------------------------------------------------------------
----------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

           Description
--------------------------------------------
 Principal               Maturity Amortized
  Amount       Rate        Date      Cost
--------------------------------------------
        Government Select Portfolio
 U.S. GOVERNMENT AGENCIES--99.0%
 FFCB Discount Note--5.3%
 $100,500      5.581%    12/1/99  $  100,500
    5,924      5.45      2/11/00       5,859
    3,275      5.57      3/22/00       3,218
    6,425      5.57      3/27/00       6,309
                                  ----------
                                     115,886
                                  ----------
 FFCB Medium Term FRN--1.4%
   30,000      5.20      5/11/00      29,991
                                  ----------
 FHLB FRN--18.8%
   80,000      5.839     2/14/00      79,970
   13,000      5.706     3/24/00      13,002
   30,000      5.655     4/14/00      29,994
   60,000      5.746     4/14/00      59,995
  100,000      5.705     9/27/00      99,964
  125,000      5.70      10/6/00     124,936
                                  ----------
                                     407,861
                                  ----------
 FHLB Discount Notes--65.9%
  449,985      5.57      12/1/99     449,985
   40,000      4.70      1/19/00      39,744
    6,000      5.55      1/19/00       5,955
    6,943      5.28      1/21/00       6,891
   44,879      5.525     1/21/00      44,528
   30,000      5.545     1/21/00      29,764
   20,000      5.59      1/26/00      19,826
   25,000      5.305     1/28/00      24,786
   15,000      5.315     1/28/00      14,871
   46,106      5.46      1/28/00      45,700
   20,000      5.53      1/28/00      19,822
   20,000      5.539     1/28/00      19,821
   20,000      5.574     1/28/00      19,820
   15,000      5.579     1/28/00      14,865
   50,000      5.485     1/31/00      49,535
   20,000      4.80      2/1/00       19,834
   25,000      5.375     2/2/00       24,765
   25,000      5.38      2/2/00       24,764
   40,787      5.39      2/2/00       40,402
   56,172      5.515     2/2/00       55,630
   15,000      5.546     2/2/00       14,854
   20,000      5.48      2/9/00       19,787
   15,000      5.49      2/9/00       14,840
   25,000      5.50      2/9/00       24,733
   36,590      5.53      2/11/00      36,185
   14,000      5.528     2/18/00      13,830
   40,000      5.559     2/23/00      39,481
   40,000      5.564     2/23/00      39,481
   11,000      5.57      2/23/00      10,857
   30,000      4.82      2/24/00      29,658
   45,000      5.45      2/25/00      44,414

           Description
--------------------------------------------
 Principal               Maturity Amortized
  Amount       Rate        Date      Cost
--------------------------------------------
 $ 47,095      5.54%     2/25/00  $   46,472
   20,000      4.80      2/28/00      19,762
   15,969      5.58      2/29/00      15,746
   25,000      5.16      3/8/00       24,997
   15,000      5.525     3/8/00       14,774
   25,000      5.535     3/8/00       24,623
   25,000      5.543     3/15/00      24,596
                                  ----------
                                   1,430,398
                                  ----------
 FHLB Discount Notes--4.1%
   40,405      5.125     3/16/00      40,374
   12,000      5.05      4/26/00      11,998
   37,000      5.01      4/28/00      36,993
                                  ----------
                                      89,365
                                  ----------
 SLMA FRN--3.5%
   35,000      5.785     1/20/00      34,985
   40,000      5.486     6/30/00      40,000
                                  ----------
                                      74,985
--------------------------------------------
 TOTAL INVESTMENTS                $2,148,486
--------------------------------------------
 Other assets, less
  liabilities--1.0%                   21,040
--------------------------------------------
 NET ASSETS--100.0%               $2,169,526
--------------------------------------------
--------------------------------------------

See accompanying notes to financial statements.

Northern Institutional Funds
Money Market Portfolios
--------------------------------------------------------------------------------
Statements of Investments
November 30, 1999
(All amounts in thousands, except shares)

                       Description
---------------------------------------------------------------------------------------------------------
Principal                                                  Maturity                             Amortized
 Amount                  Rate                                Date                                 Cost
---------------------------------------------------------------------------------------------------------
                              Tax-Exempt Portfolio
MUNICIPAL INVESTMENTS--97.7%
Alabama--1.2%
Greenville City IDR VRDN,
 Series 1992, Allied-Signal,
 Inc. Project (Honeywell
 International, Inc. Gtd.)
$ 1,350                  4.05%                             12/7/99                              $  1,350
McIntosh IDB Environmental
 Improvement Revenue VRDN,
 Series 1998 D, CIBA Specialty
 Chemical Corp. Project
  2,600                  3.85                              12/1/99                                 2,600
Town of Columbia PCR Refunding
 Bond VRDN,
 Series 1995 D, Alabama Power
 Co. Project
  2,950                  4.00                              12/1/99                                 2,950
                                                                                                --------
                                                                                                   6,900
                                                                                                --------
Alaska--0.3%
Alaska Housing Finance Corp.
 VRDN, Merrill P-Floats PT-37
  1,730                  4.00                              12/1/99                                 1,730
                                                                                                --------
Arizona--1.6%
Maricopa County IDA Hospital
 Revenue VRDN, MS Floater
 Certificates, Series 1998-103,
 Mayo Foundation
  6,200                  3.97                              12/7/99                                 6,200
Salt River Agricultural
 Project, Improvement & Power
 District Bond
  3,000                  3.60                               3/7/00                                 3,000
                                                                                                --------
                                                                                                   9,200
                                                                                                --------
Colorado--5.0%
Colorado Health Facilities
 Authority Revenue Bonds VRDN,
 Series B
  2,000                  3.80                              12/2/99                                 2,000
Colorado Housing and Finance
 Authority Multifamily VRDN,
 Series A
 14,920                  3.97                              12/7/99                                14,920
Colorado Springs Utility
 Revenue VRDN, Series A, SGA-88
  4,500                  3.85                              12/1/99                                 4,500
Intermountain Power Agency
 Goldman Sachs CP, Series B,
 Senior Lien
  8,000                  3.85                              2/11/00                                 8,000
                                                                                                --------
                                                                                                  29,420
                                                                                                --------
District of Columbia--0.7%
District of Columbia Water &
 Sewer VRDN, Series 1998,
 Citibank Eagle Trust 985201
 (FSA Insured)
  4,200                  3.97                              12/7/99                                 4,200
                                                                                                --------
Florida--4.2%
Escambia County PCR Revenue
 Refunding Bonds VRDN, Series
 1997, Gulf Power Co. Project
  6,500                  3.75                              3/22/00                                 6,500
Florida Board of Education GO,
 Series 1989A, Eagle Trust
 96C0915 (U.S. Government
 Securities Colld.)
  3,000                  3.25                              12/1/99                                 3,000
Florida State Board of
 Education, Series 1993E,
 Eagle Trust 940901
 11,900                  3.97                              12/7/99                                11,900

Description
---------------------------------------------------------------------------------------------------------
Principal                                                  Maturity                             Amortized
 Amount                  Rate                                Date                                 Cost
---------------------------------------------------------------------------------------------------------
Orange County Education
 Facilities Authority VRDN,
 Rollins College Project (Bank
 of America LOC)
$ 2,880                  3.95%                             12/7/99                              $  2,900
Putnam County PCR VRDN, Series
 S, Seminole Electric (National
 Rural Utility Cooperation
 Finance Co. Gtd.)
    250                  3.90                              12/7/99                                   250
                                                                                                --------
                                                                                                  24,550
                                                                                                --------
Georgia--5.9%
DeKalb County Development
 Authority, Marist School, Inc.
 Project (SunTrust Bank LOC)
  3,500                  3.95                              12/7/99                                 3,500
Fulton County School District
 Bonds,
 Citicorp Eagle Trust 981001
 11,000                  3.50                              1/27/00                                11,000
Georgia State GO Bonds, Eagle
 Trust, Series 97C1001
  5,440                  3.97                              12/7/99                                 5,440
Monroe County Development
 Authority PCR VRDN, Series
 1997, Georgia Power Co.
 Scherer Project
  2,400                  3.85                              12/1/99                                2,400
Municipal Electric Authority
 Revenue VRDN, Series 1985B
 Subordinated Series
 (Landesbank Hessen Thuringen
 Girozentral LOC)
  2,300                  3.90                              12/7/99                                 2,300
Municipal Gas Authority of
 Georgia VRDN, Series C, Gas
 Portfolio II Project (Bank of
 America LOC)
 10,200                  5.00                              12/7/99                                10,200
                                                                                                --------
                                                                                                  34,840
                                                                                                --------
Illinois--11.4%
City of Chicago & GO Equipment Notes,
 (Harris Trust & Savings Bank LOC)
  2,000                  3.90                              10/5/00                                 2,000
Chicago GO Project & Refunding
 Bonds, Series 1998 M, Bank of
 America Partnership (FGIC
 Insured)
  5,000                  3.62                              7/13/00                                 5,000
Chicago GO Refunding VRDN,
 Series 1998, Citicorp Eagle
 Trust 981302 (FSA Insured)
  8,600                  3.97                              12/7/99                                 8,600
Chicago School Reform Board GO
 VRDN, Series 1996B, Bank of
 America Securities Variable
 Rate Certificates (MBIA
 Insured)
  8,000                  4.02                              12/7/99                                 8,000
DuPage Water Commission Water
 Revenue VRDN
  6,700                  3.97                              12/7/99                                 6,700
Illinois Development Finance
 Authority VRDN, Series A, AMR
 Pooled Financing Project (Bank
 of America LOC)
 10,000                  3.95                              12/7/99                                10,000
Illinois Development Finance
 Authority VRDN, Chicago
 Shakespeare Project (LaSalle
 National Bank LOC)
  4,100                  4.05                              12/7/99                                 4,100
Illinois Health Facilities
 Authority VRDN, Series 166,
 Insured Mortgage Revenue Bonds
 Sinai Health Systems
 (AMBAC Insured)
  7,220                  3.97                              12/7/99                                 7,220

See accompanying notes to financial statements.

Northern Institutional Funds
Money Market Portfolios
--------------------------------------------------------------------------------
Statements of Investments
November 30, 1999
(All amounts in thousands, except shares)

Description
---------------------------------------------------------------------------------------------------------
Principal                                                  Maturity                             Amortized
 Amount                  Rate                                Date                                 Cost
---------------------------------------------------------------------------------------------------------
Illinois Health Facilities
 Authority Revenue Bonds VRDN,
 Series 1985B, Evanston
 Hospital Corp.
$ 5,000                  3.65%                              8/15/00                             $  5,000
Illinois Health Facilities
 Authority VRDN, Series 1990D,
 Glenoaks Medical Center
 Project (U.S. Government
 Securities Colld.)
  1,825                  9.50                              11/15/00                                1,952
Illinois Housing Development
 Authority Revenue Bonds VRDN,
 Series B-1, Homeowner Mortgage
 Program
  2,155                  3.20                               4/27/00                                2,155
Illinois State Sales TRB,
 Series U, Merrill Soc Gen Muni
 Trust SG9 (FSA Insured)
  4,500                  3.98                               12/7/99                                4,500
Illinois State Toll Highway
 Authority Refunding Revenue
 VRDN, Series 1998B (FSA
 Insured)
  2,500                  3.90                               12/7/99                                2,500
                                                                                                --------
                                                                                                  67,727
                                                                                                --------
Indiana--5.2%
Indiana Bond Bank Advanced Funding Program Notes,
 Series A-2
  5,000                  3.50                               1/19/00                                5,004
Indiana Health Facilities
 Finance Authority VRDN,
 Merrill Lynch PT-291, Sisters
 of St. Francis Health System
 10,000                  4.07                               12/1/99                               10,000
Indiana Transportation
 Authority Highway Revenue
 VRDN, Citicorp Eagle Trust
 981402
  7,750                  3.50                               1/27/00                                7,750
Jasper County PCR Revenue
 Bonds, Series 1988A, Northern
 Indiana Public Service Project
  5,000                  3.65                               3/10/00                                5,000
Madison Economic Development
 Authority Revenue Bonds, Arvin
 Sango, Inc. Project (Bank One,
 Indiana LOC)
  3,000                  4.00                               12/7/99                                3,000
                                                                                                --------
                                                                                                  30,754
                                                                                                --------
Iowa--1.5%
Iowa Finance Authority SFM Revenue VRDN,
 Series 1997 A
  5,395                  3.84                               12/1/99                                5,395
Iowa Student Loan Liquidity
 Corp. Student Loan Revenue,
 Series 1998 I (AMBAC Insured)
  3,500                  3.10                               12/1/99                                3,500
                                                                                                --------
                                                                                                   8,895
                                                                                                --------
Kansas--0.5%
Topeka Temporary Notes, Series 1999-
 A
  3,000                  3.50                                6/1/00                                3,003
                                                                                                --------
Kentucky--3.4%
Clark County PCR Bonds, Series
 J-2, East Kentucky Power
 (National Rural Utilities
 Cooperative Finance Corp.
 Gtd.)
  6,500                  3.70                               4/15/00                                6,500
City of Danville Municipal
 Pooled Lease Program Bonds
 Revenue CP (PNC Bank LOC)
  3,045                  3.80                               3/13/00                                3,045


Description
---------------------------------------------------------------------------------------------------------
Principal                                                  Maturity                             Amortized
 Amount                  Rate                                Date                                 Cost
---------------------------------------------------------------------------------------------------------
Kentucky Asset/Liability
 General Fund Revenue TRAN
 VRDN, Series B
$ 3,000                  4.50%                              6/28/00                             $  3,011
Kentucky Development Finance
 Authority VRDN, Series 1985 A,
 Pooled Loan Program (FGIC
 Insured)
  2,800                  3.85                               12/7/99                                2,800
Kentucky Interlocal School
 Transportation Association
 TRAN
  4,000                  4.00                               6/30/00                                4,011
Kentucky State Turnpike
 Authority Economic Development
 Revenue Bonds, Revitalization
 Projects (U.S. Government
 Securities Colld.)
  1,000                  7.50                               5/15/00                                1,025
                                                                                                --------
                                                                                                  20,392
                                                                                                --------
Louisiana--1.5%
Greater Baton Rouge Port Commission PCR
 Bonds,
 Dow Chemical Co. Project
  5,120                  3.20                              12/15/99                                5,120
City of Huntington IDR VRDN,
 Allied Signal, Inc. Project
 (Honeywell International, Inc.
 Gtd.)
  2,000                  4.05                               12/7/99                                2,000
Louisiana Public Facilities
 Authority Hospital Revenue
 VRDN, Series 1993, Willis-
 Knighton Medical Center (AMBAC
 Insured)
  1,500                  4.00                               12/7/99                                1,500
                                                                                                --------
                                                                                                   8,620
                                                                                                --------
Maryland--3.6%
Maryland Health & Higher Education Facilities Authority
 VRDN, Catholic Health Initiatives
 Project
  6,600                  4.00                               12/7/99                                6,600
Maryland State Community
 Development Administration SFM
 Revenue, Series 1993, Merrill
 P-Floats PT-12
 12,977                  3.87                               12/1/99                               12,977
Maryland State Economic
 Development Authority Pooled
 Revenue Bond VRDN (Bank of
 America LOC)
    100                  3.90                               12/7/99                                  100
Montgomery County SFM Revenue
 VRDN, Series PA-40, Merrill P-
 Floats
  1,860                  3.98                               12/7/99                                1,860
                                                                                                --------
                                                                                                  21,537
                                                                                                --------
Michigan--1.9%
Detroit School District, State School Aid Notes
  3,000                  4.00                                6/1/00                                3,012
Michigan Hospital Finance
 Authority Ascension Health
 Saloman Smith Barney ROC II-R,
 Series 1999-6 B
 (MBIA Insured)
  5,000                  4.00                                5/1/00                                5,000
Midland County Economic
 Development Corp. VRDN, The
 Dow Chemical Co. Project
  3,000                  3.85                               12/1/99                                3,000
                                                                                                --------
                                                                                                  11,012
                                                                                                --------
Missouri--0.7%
New Madrid Power Revenue VRDN
 (AMBAC Insured)
  1,250                  5.20                               12/1/99                                1,250

See accompanying notes to financial statements.

Northern Institutional Funds
Money Market Portfolios
--------------------------------------------------------------------------------
Statements of Investments
November 30, 1999
(All amounts in thousands, except shares)

Description
-----------------------------------------------------------------------------------------------------
Principal                                                Maturity                           Amortized
 Amount                 Rate                               Date                               Cost
-----------------------------------------------------------------------------------------------------
                        Tax-Exempt Portfolio--Continued
St. Louis General Fund TRAN
$ 3,000                  4.00%                           6/30/00                            $  3,013
                                                                                            --------
                                                                                               4,263
                                                                                            --------
Mississippi--2.0%
Mississippi Gulf Coast Revenue Refunding VRDN,
 Series 99C698, Waste Water Treatment, Merlot (MBIA Insured)
 10,000                  4.05                            12/7/99                              10,000
Perry County PCR VRDN, Series
 92, Leaf River Forest Products
 (Credit Suisse First Boston
 LOC)
  1,700                  3.60                            12/1/99                               1,700
                                                                                            --------
                                                                                              11,700
                                                                                            --------
Nevada--0.2%
Nevada Municipal Bond Bank GO VRDN, Series 1997
 SGB31 (FGIC Insured)
  1,000                  3.94                            12/7/99                               1,000
                                                                                            --------
New Jersey--1.6%
Jersey City Tax Appeal Renewal
 GO BAN
  3,380                 3.625                            1/14/00                               3,382
New Jersey State GO VRDN,
 Series 1998
  6,200                  3.95                            12/7/99                               6,200
                                                                                            --------
                                                                                               9,582
                                                                                            --------
New Mexico--0.5%
Albuquerque GO Bond
  3,235                  4.70                             7/1/00                               3,251
                                                                                            --------
New York--7.2%
Nassau County RAN (Bank of New York LOC)
  2,000                  4.25                            3/15/00                               2,004
New York City VRDN, Sub Series
 1993 E-4 (State Street Bank &
 Trust LOC)
  2,000                  3.70                            12/1/99                               2,000
New York City VRDN, Sub Series
 1993 E-5 (Morgan Guaranty
 Trust Co. LOC)
  3,500                  3.70                            12/1/99                               3,500
New York City Municipal Water
 Finance Authority Water &
 Sewer Systems Revenue VRDN,
 Series 1995-A, (FGIC Insured)
  4,100                  4.00                            12/1/99                               4,100
New York City RAN, Series A
  9,950                  3.95                            12/7/99                               9,950
New York City Transitional
 Finance Authority BAN VRDN,
 Series I
  6,000                  4.00                            12/7/99                               6,000
New York State Environmental
 Facility Corp. Energy Bond,
 Eagle Trust (FSA Insured)
 10,000                  3.65                            12/9/99                              10,000
New York State Medical Care
 Facilities Revenue Bonds,
 Series B, St. Lukes (U.S.
 Government Securities Colld.)
  5,000                  7.45                            2/15/00                               5,065
                                                                                            --------
                                                                                              42,619
                                                                                            --------


Description
---------------------------------------------------------------------------------------------------------
Principal                                                  Maturity                             Amortized
 Amount                  Rate                                Date                                 Cost
---------------------------------------------------------------------------------------------------------
North Carolina--1.6%
North Carolina Educational Facilities Finance Agency
 VRDN, Cardinal Gibbons Project (Bank of America LOC)
$ 2,400                  3.90%                             12/7/99                              $  2,400
North Carolina GO Bonds Salomon
 Smith Barney ROC, Series 1999-
 4 A
  4,125                  3.97                              12/7/99                                 4,125
North Carolina Medical Care
 Commission, Series A, Pooled
 Financing Project (Bank of
 America LOC)
    250                  3.60                              12/1/99                                   250
Wake County Industrial Facility
 & Pollution Control Authority
 VRDN, Series 1990B, Carolina
 Power & Light Co. (Bank of New
 York LOC)
  2,500                  4.00                              12/1/99                                 2,500
                                                                                                --------
                                                                                                   9,275
                                                                                                --------
Ohio--0.7%
Ohio Air Quality Facilities Revenue Refunding Bonds,
 Series 1988A, Ohio Edison Co. Project
 (Toronto Dominion Bank LOC)
  4,000                  2.95                               2/1/00                                 4,000
                                                                                                --------
Oklahoma--0.2%
Tulsa County GO Combined Purpose Bonds,
 Independent School District No. 001
  1,000                  4.50                               2/1/00                                 1,002
                                                                                                --------
Oregon--0.7%
Oregon Housing & Community Services Department
 SFM Bonds, Series G
  4,200                  3.45                              6/29/00                                 4,200
                                                                                                --------
Pennsylvania--2.9%
Allegheny County Hospital Development Authority
 Revenue VRDN, Series D, Presbyterian Health Center
 (MBIA Insured)
  2,900                  4.00                              12/1/99                                 2,900
Geisinger Authority Health
 System Revenue VRDN,
 Series 1998, Geisinger System
 Services
  3,700                  3.80                              12/1/99                                 3,700
Harbor Creek School District GO
 Notes
  2,500                  3.75                              6/15/00                                 2,505
Pennsylvania Higher Education
 Facilities Authority Revenue
 VRDN, Series 1995-A, Carnegie
 Mellon University
  1,700                  3.70                              12/1/99                                 1,700
Pennsylvania Higher Education
 Facilities Authority Revenue
 Bonds, Various Associations
 Independent Colleges and
 Universities District 5 (PNC
 Bank LOC)
  2,000                  3.75                               5/1/00                                 2,004
Schuylkill County IDA Revenue
 Recovery VRDN, Gilberton Power
 Project (Mellon Bank LOC)
  2,400                  3.85                              12/7/99                                 2,400
Warren County Hospital
 Authority VRDN, Series 1994 B,
 Warren General Hospital
 Project (PNC Bank LOC)
    750                  4.00                              12/7/99                                   750
Washington County Authority
 Lease Revenue Bonds, Higher
 Education Pooled Equipment
 Lease (First Union National
 Bank LOC)
  1,080                  3.90                              12/7/99                                 1,080

See accompanying notes to financial statements.

Northern Institutional Funds
Money Market Portfolios
--------------------------------------------------------------------------------
Statements of Investments
November 30, 1999
(All amounts in thousands, except shares)

Description
-----------------------------------------------------------------------------------------------------
Principal                                                Maturity                           Amortized
 Amount                 Rate                               Date                               Cost
-----------------------------------------------------------------------------------------------------
York City General Authority
 Pooled Financing Revenue VRDN,
 Series 1996 (First Union
 National Bank LOC)
$    50                  3.95%                           12/7/99                            $     50
                                                                                            --------
                                                                                              17,089
                                                                                            --------
South Carolina--1.6%
Beaufort County School District GO, Series C
  4,655                 3.625                             2/1/00                               4,660
Lexington County Pollution
 Control Finance Authority
 Revenue Refunding VRDN, Series
 1992A,
 Honeywell International, Inc.
 Project
  1,880                  4.05                            12/7/99                               1,880
Lexington County Revenue IDR
 VRDN, Series 1992, Honeywell
 International, Inc. Project
    800                  4.05                            12/7/99                                 800
Piedmont Municipal Power Agency
 Electric Revenue VRDN, Series
 1996C (MBIA Insured)
  2,300                  3.90                            12/7/99                               2,300
                                                                                            --------
                                                                                               9,640
                                                                                            --------
Tennessee--3.1%
Clarksville Public Building Authority VRDN, Municipal
 Bond Fund Pooled Finance Program (Bank of America LOC)
  5,700                  3.90                            12/7/99                               5,700
Memphis GO General Improvement
 VRDN, Series 1996,
 Soc Gen Trust SGB-23
  5,000                  3.97                            12/7/99                               5,000
Montgomery County Public
 Building Authority VRDN, Loan
 Pool Finance Program (Bank of
 America LOC)
  7,705                  3.90                            12/7/99                               7,705
                                                                                            --------
                                                                                              18,405
                                                                                            --------
Texas--12.2%
Angelina & Neches River Authority Solid Waste
 Disposal Facility Revenue VRDN, Series 1984,
 TEEC, Inc. Project (Wells
 Fargo Bank N.A. LOC)
  3,600                  3.80                            12/1/99                               3,600
Bastrop Independent School
 District VRDN, Series 1997,
 Soc Gen Municipal Security
 Trust SGB 37 (PSF of Texas
 Gtd.)
  8,770                  3.94                            12/7/99                               8,770
Dallas-Fort Worth Regional
 Airport Refunding Revenue
 Bonds VRDN, Series A (FGIC
 Insured)
  1,960                  4.05                             5/1/00                               1,960
Denton Independent School
 District GO Bond, Series B
 (PSF of Texas Gtd.)
  3,100                  3.65                            8/15/00                               3,100
Granbury Independent School
 District VRDN P-Floats, Series
 1999 SG-129 (PSF of Texas
 Gtd.)
  4,815                  3.98                            12/7/99                               4,815
Harris County GO Sub Lien Toll
 Road Bonds VRDN
  6,210                  4.00                            12/7/99                               6,210
Harris County Health Facility
 Development Corp., Series
 1999, YMCA of Greater Houston
 (Bank One LOC)
  3,300                  3.80                            12/1/99                               3,300

Description
-----------------------------------------------------------------------------------------------------
Principal                                                Maturity                           Amortized
 Amount                 Rate                               Date                               Cost
-----------------------------------------------------------------------------------------------------
Harris County Health Facility
 Development Corp. School
 Healthcare, Series 1997 B,
 Sisters of Charity of the
 Incarnation
$ 5,000                  4.00%                            12/7/99                           $  5,000
Nueces River Authority Water
 Supply VRDN, Series 97430,
 Corpus Christi Lake Project
 (FSA Insured)
  6,600                  3.97                             12/7/99                              6,600
Port Arthur Navigational
 District VRDN, American
 Petrofina Corp. Project
 (Credit Commercial de France
 LOC)
  2,200                  3.85                             12/1/99                              2,200
San Antonio Independent School
 District Salomon Smith Barney
 ROC VRDN, Series 30 (PSF of
 Texas Gtd.)
  3,000                  3.97                             12/7/99                              3,000
Texas State TRAN
 10,000                  4.50                             8/31/00                             10,057
Trinity River IDA VRDN,
 Automatic Data Processing,
 Inc. Project
  6,500                  4.10                             12/1/99                              6,500
University of Texas Financing
 System VRDN, Series B
  7,000                  4.00                             12/7/99                              7,000
                                                                                            --------
                                                                                              72,112
                                                                                            --------
Utah--1.5%
Intermountain Power Agency Revenue VRDN, Series E
 (AMBAC Insured)
  9,000                 3.625                             3/15/00                              9,000
                                                                                            --------
Virginia--3.3%
Norfolk GO VRDN, Eagle Trust No. 944601
 10,100                  4.02                             12/7/99                             10,100
Roanoke IDA Hospital Revenue VRDN, Series 1997A,
 Carilion Health System
 Obligated Group
  5,900                  3.80                             12/1/99                              5,900
Town of Louisa IDA PCR Bonds,
 Virginia Electric Power Co.
 Project
  3,400                  3.80                             3/13/00                              3,400
                                                                                            --------
                                                                                              19,400
                                                                                            --------
Vermont--0.3%
Vermont HFA SFM Note, Series 10-
 D
  2,000                  3.10                             4/28/00                              2,000
                                                                                            --------
Washington--3.5%
Washington Health Care Facilities Authority,
 Fred Hutchinson Cancer Research Center
 (Morgan Guaranty Trust Co. LOC)
  1,000                  4.00                             12/1/99                              1,000
Washington Public Power Supply
 System VRDN, Citicorp Eagle
 Trust, Series 944701
 10,000                  4.07                             12/7/99                             10,000
Washington State Housing
 Finance Commission Single
 Family Program Notes
  4,340                  2.95                              2/1/00                              4,340
  2,230                  3.80                            10/10/00                              2,230

See accompanying notes to financial statements.

Northern Institutional Funds
Money Market Portfolios
--------------------------------------------------------------------------------
Statements of Investments
November 30, 1999
(All amounts in thousands, except shares)

Description
------------------------------------------------------------------------------------------
  Principal                                          Maturity                    Amortized
Amount/Shares              Rate                        Date                        Cost
------------------------------------------------------------------------------------------
                        Tax-Exempt Portfolio--Continued
Washington State Public Power
 Supply System Revenue Bond,
 Series A, Project 2 (Colld. by
 U.S. Government Securities)
$ 3,030                    7.375%                     7/1/00                      $  3,132
                                                                                  --------
                                                                                    20,702
                                                                                  --------
Wisconsin--3.6%
Milwaukee Area Technical College District GO
 Promissory Notes, Series A
  1,000                     4.75                      6/1/00                         1,005
Pleasant Prairie PCR Revenue
 VRDN, Wisconsin Electric Power
 Co. Project
  2,900                     3.90                     12/7/99                         2,900
Racine GO Promissory Notes,
 Series 1999 A
  2,460                     4.25                     12/1/00                         2,466
Sun Prairie Area School
 District BAN
  3,200                     4.40                     10/1/00                         3,207
Wisconsin GO CP Notes
  3,045                     3.55                     1/21/00                         3,045
Wisconsin Health & Education
 Facilities Authority, Series
 1999C, Aurora Health Care,
 Inc. (Bank One, Chicago LOC)
  8,500                     3.95                     12/7/99                         8,500
                                                                                  --------
                                                                                    21,123
                                                                                  --------
Multiple States Pooled
 Securities--2.4%
Pooled P-
 Floats VRDN, Series PPT2
 (Backed by Alaska Housing
 Finance Corp. and South Dakota
 HDA)
  1,100                     3.84                     12/1/99                         1,100
Greystone Revenue Bond
 Certificate Trust VRDN, Series
 1998-1 (Credit Suisse First
 Boston LOC)
 13,360                     4.06                     12/2/99                        13,360
                                                                                  --------
                                                                                    14,460
------------------------------------------------------------------------------------------
TOTAL MUNICIPAL INVESTMENTS                                                        577,603
------------------------------------------------------------------------------------------
OTHER INVESTMENTS--3.2%
AIM Tax Free Money Market Fund
  3,382                                                                              3,382
Dreyfus Tax Exempt Cash Management Fund
    400                                                                                400
Federated Tax-Free Trust Money
 Market Fund #15
 14,502                                                                             14,502
Federated Tax-Free Trust Money
 Market Fund #73
    320                                                                                320
Provident Municipal Fund
    597                                                                                597
------------------------------------------------------------------------------------------
TOTAL OTHER INVESTMENTS                                                             19,201
------------------------------------------------------------------------------------------
TOTAL INVESTMENTS--100.9%                                                         $596,804
------------------------------------------------------------------------------------------
Liabilities, less other assets--(0.9)%                                              (5,576)
------------------------------------------------------------------------------------------
NET ASSETS--100.0%                                                                $591,228
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

Northern Institutional Funds
Money Market Portfolios
--------------------------------------------------------------------------------
Statements of Assets and Liabilities
November 30, 1999
(All amounts in thousands, except net asset value per share)

                                  Diversified              Government   Tax-
                                    Assets     Government    Select    Exempt
                                   Portfolio   Portfolio   Portfolio  Portfolio
-------------------------------------------------------------------------------
Assets:
Investments in securities, at
 amortized cost                   $6,176,012   $1,419,042  $2,148,486 $596,804
Repurchase agreements, at cost       495,733      262,264         --       --
Cash                                       6          --          --         8
Receivables:
 Fund shares sold                  1,154,532       14,663      33,315   22,719
 Interest                             31,152        3,421       5,187    5,325
 Investment securities sold              130          --          --     5,720
 Administrator                           124           41          49       22
Other assets                              84           30          34       13
-------------------------------------------------------------------------------
Total assets                       7,857,773    1,699,461   2,187,071  630,611
-------------------------------------------------------------------------------
Liabilities:
Payable for:
 Fund shares redeemed                286,970       20,081       8,343   37,584
 Distributions to shareholders        28,890        7,163       8,714    1,546
 Investment securities purchased         --        28,714         --       --
Accrued expenses:
 Advisory fees                         1,358          341         164      120
 Administration fees                     543          137         164       48
 Custodian fees                           27           11          16        9
 Service agent fees                       18           22           8       12
 Transfer agent fees                       5            1           1        1
Other liabilities                        320          118         135       63
-------------------------------------------------------------------------------
Total liabilities                    318,131       56,588      17,545   39,383
-------------------------------------------------------------------------------
Net assets                        $7,539,642   $1,642,873  $2,169,526 $591,228
-------------------------------------------------------------------------------
Analysis of net assets:
Paid-in capital                   $7,540,501   $1,642,949  $2,169,520 $591,216
Accumulated net realized gains
 (losses) on investment
 transactions                           (859)         (76)          6       12
-------------------------------------------------------------------------------
Net assets                        $7,539,642   $1,642,873  $2,169,526 $591,228
-------------------------------------------------------------------------------
Net Assets
 Shares                           $7,475,275   $1,565,743  $2,150,263 $555,692
 Service Shares                       59,815       32,555      11,846   35,536
 Premier Shares                        4,552       44,575       7,417      --
-------------------------------------------------------------------------------
Total shares outstanding (no par
 value), unlimited shares
 authorized
 Shares                            7,476,136    1,565,815   2,150,258  555,675
 Service Shares                       59,815       32,557      11,846   35,541
 Premier Shares                        4,551       44,577       7,417      --
-------------------------------------------------------------------------------
Net asset value, offering and
 redemption price per share
 Shares                           $     1.00   $     1.00  $     1.00 $   1.00
 Service Shares                   $     1.00   $     1.00  $     1.00 $   1.00
 Premier Shares                   $     1.00   $     1.00  $     1.00      --
-------------------------------------------------------------------------------

See accompanying notes to financial statements.

Northern Institutional Funds
Money Market Portfolios
--------------------------------------------------------------------------------
Statements of Operations
For the Year Ended November 30, 1999
(All amounts in thousands)

                                   Diversified            Government
                                     Assets    Government   Select   Tax-Exempt
                                    Portfolio  Portfolio  Portfolio  Portfolio
-------------------------------------------------------------------------------
Interest income                     $291,862    $78,737    $93,895    $21,587
-------------------------------------------------------------------------------
Expenses:
Investment advisory fees              13,909      3,855      4,647      1,666
Administration fees                    5,564      1,542      1,857        666
Custodian fees                           578        177        205         91
Professional fees                        231         80         92         37
Transfer agent fees                      153         36         35         22
Registration fees                        445        122        132         85
Shareholders servicing fees              236        167         19         37
Trustee fees and expenses                118         41         48         19
Other                                    150         63         72         44
-------------------------------------------------------------------------------
Total expenses                        21,384      6,083      7,107      2,667
Less voluntary waivers of invest-
 ment advisory fees                      --         --      (2,790)       --
Less expenses reimbursable by Ad-
 ministrator                          (1,498)      (479)      (546)      (277)
-------------------------------------------------------------------------------
Net expenses                          19,886      5,604      3,771      2,390
-------------------------------------------------------------------------------
Net investment income                271,976     73,133     90,124     19,197
Net realized gains (losses) on
 investment transactions                  78        (91)         2        (43)
-------------------------------------------------------------------------------
Net increase in net assets re-
 sulting from operations            $272,054    $73,042    $90,126    $19,154
-------------------------------------------------------------------------------

See accompanying notes to financial statements.

Northern Institutional Funds
Money Market Portfolios
--------------------------------------------------------------------------------
Statements of Changes in Net Assets
For the year ended November 30,
(All amounts in thousands)

                      Diversified Assets              Government             Government Select            Tax-Exempt
                           Portfolio                   Portfolio                 Portfolio                 Portfolio
                   --------------------------  --------------------------  -----------------------  ------------------------
                       1999          1998          1999          1998         1999        1998         1999         1998
-----------------------------------------------------------------------------------------------------------------------------
Increase
(decrease) in net
assets from
operations:
 Net investment
 income            $    271,976  $    218,012  $     73,133  $     69,654  $   90,124  $    77,613  $    19,197  $    22,415
 Net realized
 gains (losses)
 on investment
 transactions                78           430           (91)          108           2            2          (43)          61
-----------------------------------------------------------------------------------------------------------------------------
Net increase in
net assets
resulting from
operations              272,054       218,442        73,042        69,762      90,126       77,615       19,154       22,476
-----------------------------------------------------------------------------------------------------------------------------
Distributions to
Shares
shareholders:
 Net investment
 income                (268,766)     (217,888)      (71,508)      (69,654)    (89,895)     (77,613)     (18,885)     (22,415)
 Realized gains             --            --            --            --          --           --           --          (174)
-----------------------------------------------------------------------------------------------------------------------------
Total
distributions to
Shares
shareholders           (268,766)     (217,888)      (71,508)      (69,654)    (89,895)     (77,613)     (18,885)     (22,589)
-----------------------------------------------------------------------------------------------------------------------------
Distributions to
Service
shareholders:
 Net investment
 income                  (3,154)         (124)         (819)          --         (169)         --          (312)         --
-----------------------------------------------------------------------------------------------------------------------------
Total
distributions to
Service
shareholders             (3,154)         (124)         (819)          --         (169)         --          (312)         --
-----------------------------------------------------------------------------------------------------------------------------
Distributions to
Premier
shareholders:
 Net investment
 income                     (56)          --           (806)          --          (60)         --           --           --
-----------------------------------------------------------------------------------------------------------------------------
Total
distributions to
Premier
shareholders                (56)          --           (806)          --          (60)         --           --           --
-----------------------------------------------------------------------------------------------------------------------------
Share
transactions (at
$1.00 per share):
 Proceeds from
 the sale of
 shares              61,533,000    53,687,791    19,974,106    16,723,046   9,621,872    8,794,437    4,681,724    5,796,229
 Reinvested
 distributions           10,108         9,197         2,371           748       4,850        5,934          335          210
 Cost of shares
 redeemed           (58,862,739)  (52,844,174)  (20,063,517)  (16,122,433) (9,171,330)  (8,344,898)  (4,874,480)  (5,633,334)
-----------------------------------------------------------------------------------------------------------------------------
Net increase
(decrease) in net
assets resulting
from Share
transactions          2,680,369       852,814       (87,040)      601,361     455,392      455,473     (192,421)     163,105
-----------------------------------------------------------------------------------------------------------------------------
Service share
transactions (at
$1.00 per share):
 Proceeds from
 the sale of
 shares                 809,863        21,636       150,768           --      174,304          --        55,845          --
 Reinvested
 distributions              --            --            --            --          --           --           --           --
 Cost of shares
 redeemed              (757,109)      (14,576)     (118,211)          --     (162,458)         --       (20,304)         --
-----------------------------------------------------------------------------------------------------------------------------
Net increase in
net assets
resulting from
Service share
transactions             52,754         7,060        32,557           --       11,846          --        35,541          --
-----------------------------------------------------------------------------------------------------------------------------
Premier share
transactions (at
$1.00 per share):
 Proceeds from
 the sale of
 shares                  42,701           --        105,227           --       11,539          110          --           --
 Reinvested
 distributions              --            --            --            --          --           --           --           --
 Cost of shares
 redeemed               (38,150)          --        (60,650)          --       (4,230)          (1)         --           --
-----------------------------------------------------------------------------------------------------------------------------
Net increase in
net assets
resulting from
Premier share
transactions              4,551           --         44,577           --        7,309          109          --           --
-----------------------------------------------------------------------------------------------------------------------------
Net increase
(decrease) in net
assets                2,737,752       860,304        (9,997)      601,469     474,549      455,584     (156,923)     162,992
Net assets--
beginning of year     4,801,890     3,941,586     1,652,870     1,051,401   1,694,977    1,239,393      748,151      585,159
-----------------------------------------------------------------------------------------------------------------------------
Net assets--end
of year            $  7,539,642  $  4,801,890  $  1,642,873  $  1,652,870  $2,169,526  $ 1,694,977  $   591,228  $   748,151
-----------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

Northern Institutional Funds
Money Market Portfolios
-------------------------------------------------------------------------------
Financial Highlights
For the Years Ended November 30,
Diversified Assets Portfolio

                                                                      Shares
                   --------------------------------------------------------------------------------------------------------------
                      1999        1998        1997        1996        1995           1994        1993        1992        1991
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of year       $1.00       $1.00       $1.00       $1.00       $1.00          $1.00       $1.00       $1.00       $1.00
Income from in-
vestment opera-
tions:
 Net investment
 income                  0.05        0.05        0.05        0.05        0.06           0.04        0.03        0.04        0.06
---------------------------------------------------------------------------------------------------------------------------------
Total income from
investment opera-
tions                    0.05        0.05        0.05        0.05        0.06           0.04        0.03        0.04        0.06
---------------------------------------------------------------------------------------------------------------------------------
Distributions to
shareholders
from:
 Net investment
 income                 (0.05)      (0.05)      (0.05)      (0.05)      (0.06)         (0.04)      (0.03)      (0.04)      (0.06)
---------------------------------------------------------------------------------------------------------------------------------
Total distribu-
tions to share-
holders                 (0.05)      (0.05)      (0.05)      (0.05)      (0.06)         (0.04)      (0.03)      (0.04)      (0.06)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of year             $1.00       $1.00       $1.00       $1.00       $1.00          $1.00       $1.00       $1.00       $1.00
---------------------------------------------------------------------------------------------------------------------------------
Total return (a)         4.99%       5.36%       5.42%       5.30%       5.78%(b)       3.92%       3.00%       3.80%       6.19%
Ratio to average
net assets of:
 Expenses, net of
 waivers and
 reimbursements          0.35%       0.35%       0.35%       0.34%       0.34%          0.35%       0.34%       0.34%       0.35%
 Expenses, before
 waivers and
 reimbursements          0.38%       0.38%       0.36%       0.34%       0.34%          0.35%       0.36%       0.35%       0.36%
 Net investment
 income, net of
 waivers and
 reimbursements          4.89%       5.31%       5.30%       5.18%       5.63%          3.74%       3.00%       3.79%       6.18%
 Net investment
 income, before
 waivers and
 reimbursements          4.86%       5.28%       5.29%       5.18%       5.63%          3.74%       2.98%       3.78%       6.17%
Net assets at end
of year (in thou-
sands)             $7,475,275  $4,794,830  $3,941,586  $3,179,529  $2,610,347     $2,891,880  $3,200,288  $2,801,744  $2,784,485
---------------------------------------------------------------------------------------------------------------------------------
                      1990
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of year       $1.00
Income from in-
vestment opera-
tions:
 Net investment
 income                  0.08
---------------------------------------------------------------------------------------------------------------------------------
Total income from
investment opera-
tions                    0.08
---------------------------------------------------------------------------------------------------------------------------------
Distributions to
shareholders
from:
 Net investment
 income                 (0.08)
---------------------------------------------------------------------------------------------------------------------------------
Total distribu-
tions to share-
holders                 (0.08)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of year             $1.00
---------------------------------------------------------------------------------------------------------------------------------
Total return (a)         8.01%
Ratio to average
net assets of:
 Expenses, net of
 waivers and
 reimbursements          0.35%
 Expenses, before
 waivers and
 reimbursements          0.36%
 Net investment
 income, net of
 waivers and
 reimbursements          8.01%
 Net investment
 income, before
 waivers and
 reimbursements          8.00%
Net assets at end
of year (in thou-
sands)             $2,192,756
---------------------------------------------------------------------------------------------------------------------------------

                                                 Service       Premier
                                             ----------------- --------
                                              1999    1998 (d) 1999 (e)
-----------------------------------------------------------------------
Net asset value, beginning of year             $1.00    $1.00    $1.00
Income from investment operations:
 Net investment income                          0.05     0.02     0.03
-----------------------------------------------------------------------
Total income from investment operations         0.05     0.02     0.03
-----------------------------------------------------------------------
Distributions to shareholders from:
 Net investment income                         (0.05)   (0.02)   (0.03)
-----------------------------------------------------------------------
Total distributions to shareholders            (0.05)   (0.02)   (0.03)
-----------------------------------------------------------------------
Net asset value, end of year                   $1.00    $1.00    $1.00
-----------------------------------------------------------------------
Total return (a)                                4.68%    1.76%    2.57%
Ratio to average net assets of (c):
 Expenses, net of waivers and reimbursements    0.69%    0.69%    0.95%
 Expenses, before waivers and reimbursements    0.72%    0.72%    0.98%
 Net investment income, net of waivers and
 reimbursements                                 4.55%    4.94%    4.29%
 Net investment income, before waivers and
 reimbursements                                 4.52%    4.91%    4.26%
Net assets at end of year (in thousands)     $59,815   $7,060   $4,552
-----------------------------------------------------------------------

(a) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the year. Total return is not annualized for periods less than one year.
(b) Total return for the year ended November 30, 1995 would have been 5.73% absent the effect of a capital contribution equivalent to $.0005 per share received from Northern Trust Corporation.
(c) Annualized for periods less than one year.
(d) For the period July 1, 1998 (Service Shares issue date) through November 30, 1998.
(e) For the period April 1, 1999 (Premier Shares issue date) through November 30, 1999.
See accompanying notes to financial statements.

Northern Institutional Funds
Money Market Portfolios
-------------------------------------------------------------------------------
Financial Highlights
For the Years Ended November 30,
Government Portfolio

                                                                  Shares
                   --------------------------------------------------------------------------------------------------------
                      1999        1998        1997        1996       1995         1994       1993        1992       1991
---------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of year  $     1.00  $     1.00  $     1.00  $     1.00  $   1.00     $   1.00  $     1.00  $     1.00  $   1.00
Income from
investment
operations:
 Net investment
 income                  0.05        0.04        0.05        0.05      0.06         0.04        0.03        0.04      0.06
---------------------------------------------------------------------------------------------------------------------------
Total income from
investment
operations               0.05        0.04        0.05        0.05      0.06         0.04        0.03        0.04      0.06
---------------------------------------------------------------------------------------------------------------------------
Distributions to
shareholders
from:
 Net investment
 income                 (0.05)      (0.04)      (0.05)      (0.05)    (0.06)       (0.04)      (0.03)      (0.04)    (0.06)
---------------------------------------------------------------------------------------------------------------------------
Total
distributions to
shareholders            (0.05)      (0.04)      (0.05)      (0.05)    (0.06)       (0.04)      (0.03)      (0.04)    (0.06)
---------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of year        $     1.00  $     1.00  $     1.00  $     1.00  $   1.00     $   1.00  $     1.00  $     1.00  $   1.00
---------------------------------------------------------------------------------------------------------------------------
Total return (a)         5.08%       5.28%       5.31%       5.20%     5.64%(b)     3.78%       2.91%       3.91%     6.18%
Ratio to average
net assets of:
 Expenses, net of
 waivers and
 reimbursements          0.35%       0.35%       0.35%       0.35%     0.35%        0.34%       0.34%       0.34%     0.35%
 Expenses, before
 waivers and
 reimbursements          0.38%       0.40%       0.37%       0.38%     0.40%        0.41%       0.38%       0.40%     0.40%
 Net investment
 income, net of
 waivers and
 reimbursements          4.75%       5.22%       5.18%       5.08%     5.49%        3.60%       2.92%       3.71%     6.03%
 Net investment
 income, before
 waivers and
 reimbursements          4.72%       5.17%       5.16%       5.05%     5.44%        3.53%       2.88%       3.65%     5.98%
Net assets at end
of year (in
thousands)         $1,565,743  $1,652,870  $1,051,401  $1,268,515  $850,664     $787,816  $1,065,705  $1,163,905  $895,405
---------------------------------------------------------------------------------------------------------------------------
                     1990
---------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of year  $   1.00
Income from
investment
operations:
 Net investment
 income                0.08
---------------------------------------------------------------------------------------------------------------------------
Total income from
investment
operations             0.08
---------------------------------------------------------------------------------------------------------------------------
Distributions to
shareholders
from:
 Net investment
 income               (0.08)
---------------------------------------------------------------------------------------------------------------------------
Total
distributions to
shareholders          (0.08)
---------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of year        $   1.00
---------------------------------------------------------------------------------------------------------------------------
Total return (a)       7.89%
Ratio to average
net assets of:
 Expenses, net of
 waivers and
 reimbursements        0.37%
 Expenses, before
 waivers and
 reimbursements        0.46%
 Net investment
 income, net of
 waivers and
 reimbursements        7.88%
 Net investment
 income, before
 waivers and
 reimbursements        7.79%
Net assets at end
of year (in
thousands)         $971,720
---------------------------------------------------------------------------------------------------------------------------

                                              Service     Premier
                                             ----------  ----------
                                              1999 (d)    1999 (e)
-------------------------------------------------------------------
Net asset value, beginning of year           $     1.00  $     1.00
Income from investment operations:
 Net investment income                             0.03        0.04
-------------------------------------------------------------------
Total income from investment operations            0.03        0.04
-------------------------------------------------------------------
Distributions to shareholders from:
 Net investment income                            (0.03)      (0.04)
-------------------------------------------------------------------
Total distributions to shareholders               (0.03)      (0.04)
-------------------------------------------------------------------
Net asset value, end of year                 $     1.00  $     1.00
-------------------------------------------------------------------
Total return (a)                                   3.03%       4.56%
Ratio to average net assets of (c):
 Expenses, net of waivers and reimbursements       0.69%       0.95%
 Expenses, before waivers and reimbursements       0.72%       0.98%
 Net investment income, net of waivers and
 reimbursements                                    4.41%       4.15%
 Net investment income, before waivers and
 reimbursements                                    4.38%       4.12%
Net assets at end of year (in thousands)     $   32,555  $   44,575
-------------------------------------------------------------------

(a) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the year. Total return is not annualized for periods less than one year.
(b) Total return for the year ended November 30, 1995 would have been 5.53% absent the effect of a capital contribution equivalent to $.0011 per share received from Northern Trust Corporation.
(c) Annualized for periods less than one year.
(d) For the period April 1, 1999 (Service Shares issue date) through November 30, 1999.
(e) For the period December 15, 1998 (Premier Shares issue date) through November 30, 1999.

See accompanying notes to financial statements.

Northern Institutional Funds
Money Market Portfolios
-------------------------------------------------------------------------------
Financial Highlights
For the Years Ended November 30,
Government Select Portfolio

                                                                     Shares
                         --------------------------------------------------------------------------------------------------
                            1999        1998        1997       1996      1995         1994      1993      1992      1991
---------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of year        $     1.00  $     1.00  $     1.00  $   1.00  $   1.00     $   1.00  $   1.00  $   1.00  $   1.00
Income from investment
operations:
 Net investment income         0.05        0.05        0.05      0.05      0.06         0.04      0.03      0.04      0.06
---------------------------------------------------------------------------------------------------------------------------
Total income from
investment operations          0.05        0.05        0.05      0.05      0.06         0.04      0.03      0.04      0.06
---------------------------------------------------------------------------------------------------------------------------
Distributions to
shareholders from:
 Net investment income        (0.05)      (0.05)      (0.05)    (0.05)    (0.06)       (0.04)    (0.03)    (0.04)    (0.06)
---------------------------------------------------------------------------------------------------------------------------
Total distributions to
shareholders                  (0.05)      (0.05)      (0.05)    (0.05)    (0.06)       (0.04)    (0.03)    (0.04)    (0.06)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
year                     $     1.00  $     1.00  $     1.00  $   1.00  $   1.00     $   1.00  $   1.00  $   1.00  $   1.00
---------------------------------------------------------------------------------------------------------------------------
Total return (b)               4.94%       5.38%       5.41%     5.31%     5.82%(c)     3.84%     3.00%     3.71%     5.82%
Ratio to average net
assets of:
 Expenses, net of
 waivers and
 reimbursements                0.20%       0.20%       0.20%     0.20%     0.20%        0.20%     0.20%     0.20%     0.20%
 Expenses, before
 waivers and
 reimbursements                0.38%       0.39%       0.39%     0.40%     0.41%        0.43%     0.49%     0.52%     0.60%
 Net investment income,
 net of waivers and
 reimbursements                4.85%       5.31%       5.30%     5.19%     5.67%        3.83%     2.99%     3.70%     5.78%
 Net investment income,
 before waivers and
 reimbursements                4.67%       5.12%       5.11%     4.99%     5.46%        3.60%     2.70%     3.38%     5.38%
Net assets at end of
year (in thousands)      $2,150,263  $1,694,869  $1,239,393  $836,349  $685,142     $493,718  $386,507  $264,756  $160,750
---------------------------------------------------------------------------------------------------------------------------
                         1990(a)
---------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of year        $  1.00
Income from investment
operations:
 Net investment income      0.01
---------------------------------------------------------------------------------------------------------------------------
Total income from
investment operations       0.01
---------------------------------------------------------------------------------------------------------------------------
Distributions to
shareholders from:
 Net investment income     (0.01)
---------------------------------------------------------------------------------------------------------------------------
Total distributions to
shareholders               (0.01)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
year                     $  1.00
---------------------------------------------------------------------------------------------------------------------------
Total return (b)            0.50%
Ratio to average net
assets of:
 Expenses, net of
 waivers and
 reimbursements             0.20%
 Expenses, before
 waivers and
 reimbursements             1.33%
 Net investment income,
 net of waivers and
 reimbursements             7.65%
 Net investment income,
 before waivers and
 reimbursements             6.52%
Net assets at end of
year (in thousands)      $44,215
---------------------------------------------------------------------------------------------------------------------------

                                             Service       Premier
                                             --------  ----------------
                                             1999 (e)   1999   1998 (f)
-----------------------------------------------------------------------
Net asset value, beginning of year           $  1.00   $ 1.00   $ 1.00
Income from investment operations:
 Net investment income                          0.03     0.03      --
-----------------------------------------------------------------------
Total income from investment operations         0.03     0.03      --
-----------------------------------------------------------------------
Distributions to shareholders from:
 Net investment income                         (0.03)   (0.03)     --
-----------------------------------------------------------------------
Total distributions to shareholders            (0.03)   (0.03)     --
-----------------------------------------------------------------------
Net asset value, end of year                 $  1.00   $ 1.00   $ 1.00
-----------------------------------------------------------------------
Total return (b)                                2.72%    3.30%    0.10%
Ratio to average net assets of (d):
 Expenses, net of waivers and reimbursements    0.54%    0.80%    0.80%
 Expenses, before waivers and reimbursements    0.72%    0.98%    0.99%
 Net investment income, net of waivers and
 reimbursements                                 4.51%    4.25%    4.71%
 Net investment income, before waivers and
 reimbursements                                 4.33%    4.07%    4.52%
Net assets at end of year (in thousands)     $11,846   $7,417   $  108
-----------------------------------------------------------------------

(a) For the period November 7, 1990 (commencement of operations) through November 30, 1990.
(b) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the year. Total return is not annualized for periods less than one year.
(c) Total return for the year ended November 30, 1995 would have been 5.80% absent the effect of a capital contribution equivalent to $.0002 per share received from Northern Trust Corporation.
(d) Annualized for periods less than one year.
(e) For the period May 28, 1999 (Service Shares issue date) through November 30, 1999.
(f) For the period November 23, 1998 (Premier Shares issue date) through November 30, 1998. Per share amounts from net investment income and distributions from net investment income were less than $0.01 per share.

See accompanying notes to financial statements.

Northern Institutional Funds
Money Market Portfolios
-------------------------------------------------------------------------------
Financial Highlights
For the Years Ended November 30,
Tax-Exempt Portfolio

                                                                    Shares
                         ------------------------------------------------------------------------------------------------------
                           1999      1998      1997      1996      1995      1994       1993        1992       1991      1990
--------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of year           $1.00     $1.00     $1.00     $1.00     $1.00     $1.00       $1.00       $1.00     $1.00     $1.00
Income from investment
operations:
 Net investment income       0.03      0.03      0.03      0.03      0.04      0.02        0.02        0.03      0.05      0.06
--------------------------------------------------------------------------------------------------------------------------------
Total income from
investment operations        0.03      0.03      0.03      0.03      0.04      0.02        0.02        0.03      0.05      0.06
--------------------------------------------------------------------------------------------------------------------------------
Distributions to
shareholders from:
 Net investment income      (0.03)    (0.03)    (0.03)    (0.03)    (0.04)    (0.02)      (0.02)      (0.03)    (0.05)    (0.06)
--------------------------------------------------------------------------------------------------------------------------------
Total distributions to
shareholders                (0.03)    (0.03)    (0.03)    (0.03)    (0.04)    (0.02)      (0.02)      (0.03)    (0.05)    (0.06)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
year                        $1.00     $1.00     $1.00     $1.00     $1.00     $1.00       $1.00       $1.00     $1.00     $1.00
--------------------------------------------------------------------------------------------------------------------------------
Total return (a)             3.03%     3.31%     3.44%     3.37%     3.71%     2.62%       2.27%       2.97%     4.57%     5.71%
Ratio to average net
assets of:
 Expenses, net of
 waivers and
 reimbursements              0.35%     0.35%     0.35%     0.35%     0.35%     0.35%       0.34%       0.34%     0.35%     0.36%
 Expenses, before
 waivers and
 reimbursements              0.39%     0.39%     0.39%     0.40%     0.41%     0.36%       0.38%       0.39%     0.40%     0.43%
 Net investment income,
 net of waivers and
 reimbursements              2.89%     3.27%     3.38%     3.32%     3.63%     2.40%       2.27%       2.95%     4.57%     5.71%
 Net investment income,
 before waivers and
 reimbursements              2.85%     3.23%     3.34%     3.27%     3.57%     2.39%       2.23%       2.90%     4.52%     5.64%
Net assets at end of
year (in thousands)      $555,692  $748,151  $585,159  $638,507  $803,730  $853,103  $1,191,932  $1,226,480  $872,405  $752,257
--------------------------------------------------------------------------------------------------------------------------------

                                          Service
                                          --------
                                          1999 (c)
--------------------------------------------------
Net asset value, beginning of year          $1.00
Income from investment operations:
 Net investment income                       0.02
--------------------------------------------------
Total income from investment operations      0.02
--------------------------------------------------
Distributions to shareholders from:
 Net investment income                      (0.02)
--------------------------------------------------
Total distributions to shareholders         (0.02)
--------------------------------------------------
Net asset value, end of year                $1.00
--------------------------------------------------
Total return (a)                             1.58%
Ratio to average net assets of (b):
 Expenses, net of waivers and
 reimbursements                              0.69%
 Expenses, before waivers and
 reimbursements                              0.73%
 Net investment income, net of waivers
 and reimbursements                          2.71%
 Net investment income, before waivers
 and reimbursements                          2.67%
Net assets at end of year (in thousands)  $35,536
--------------------------------------------------

(a) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the year. Total return is not annualized for periods less than one year.
(b) Annualized for periods less than one year.
(c) For the period May 13, 1999 (Service Shares issue date) through November 30, 1999.

See accompanying notes to financial statements.

Northern Institutional Funds
Money Market Portfolios
-------------------------------------------------------------------------------
Notes to Financial Statements
November 30, 1999
1. Organization
Northern Institutional Funds (the "Trust") is a Delaware business trust which was formed on July 1, 1997, and is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust includes seventeen portfolios, each with its own investment objective. The Northern Trust Company ("Northern") is the investment adviser for all of the Trust's money market portfolios and is the custodian and transfer agent for the Trust. Effective May 1, 1999, Northern and First Data Investor Services Group, Inc. ("Investor Services Group") became the Trust's co-administrators, and First Data Distributors, Inc. ("FDDI"), an affiliate of Investor Services Group, became the Trust's distributor. Prior to May 1, 1999, Goldman, Sachs & Co. ("Goldman Sachs") acted as the Trusts' administrator and distributor. Presented herein are the financial statements of the money market portfolios.
 The Trust includes four diversified money market portfolios: Diversified Assets Portfolio, Government Portfolio, Government Select Portfolio and Tax-Exempt Portfolio (the "Portfolios"). Each of these Portfolios has three classes of shares: Shares, Service Shares and Premier Shares. Each class is distinguished by the level of administrative, liaison and transfer agent service provided. As of November 30, 1999, all three classes of shares were outstanding for each Portfolio with the exception of Tax-Exempt Portfolio Premier Shares.

2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP"). The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

(a) Investment Valuation
Investments are valued at amortized cost, which approximates market value. Under the amortized cost method, investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.

(b) Repurchase Agreements
During the term of a repurchase agreement, the market value of the underlying collateral, including accrued interest, is required to exceed the market value of the repurchase agreement. The underlying collateral for all repurchase agreements is held in a customer-only account of Northern, as custodian for the Trust, at the Federal Reserve Bank of Chicago.
 Each Portfolio may enter into joint repurchase agreements with non-affiliated counterparties through a master repurchase agreement with Northern. Northern administers and manages these repurchase agreements in accordance with and as part of its duties under its investment advisory agreements with the Portfolios and does not collect any additional fees from the Portfolios. The Diversified Assets and Government Portfolios had entered into such joint repurchase agreements as of November 30, 1999, as reflected in the accompanying Statements of Investments.

(c) Interest Income
Interest income is recorded on the accrual basis and includes amortization of discounts and premiums.

(d) Federal Taxes
It is each Portfolio's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its taxable income and tax-exempt income to its shareholders. Therefore, no provision is made for federal taxes.
 At November 30, 1999, the Trust's most recent tax year end, the Portfolios had approximately the following amount of capital loss carryforwards for U.S. federal income tax purposes:

                        Amount     Year of Expiration
                    (in thousands)
-----------------------------------------------------
Diversified Assets       $861             2002
Government                 91             2007
Tax Exempt                 43             2007
-----------------------------------------------------

 This amount is available to be carried forward to offset future capital gains to the extent permitted by applicable laws or regulations.

(e) Expenses
Expenses arising in connection with a specific Portfolio are allocated to that Portfolio. Certain expenses arising in connection with a class of shares are allocated to that class of shares.
 Expenses incurred which do not specifically relate to an individual Portfolio are allocated among the Portfolios based on each Portfolio's relative average net assets for the year.

-------------------------------------------------------------------------------

(f) Distributions
Each Portfolio's net investment income is declared daily as a dividend to shareholders of record as of 3:00 p.m., Chicago time. Net realized short-term capital gains, if any, in excess of net capital loss carryforwards, are declared and distributed at least annually.
 Distributions of net investment income with respect to a calendar month (including with respect to shares redeemed at any time during the month) are made as soon as practicable following the end of the month. Distributions are made by each Portfolio to Northern in cash or automatically reinvested in additional shares of the Portfolio. Northern has undertaken to credit or arrange for the crediting of such distributions to each shareholder's account with Northern, its affiliates or its correspondents.

3. Advisory, Transfer Agency, Custodian and Other Agreements
As compensation for the services rendered as investment adviser, including the assumption by Northern of the expenses related thereto, Northern is entitled to a fee, computed daily and payable monthly, at an annual rate of .25% of each Portfolio's average daily net assets.
 Until further notice, Northern has voluntarily agreed to waive .15% of its advisory fee for the Government Select Portfolio, reducing such fee to .10% per annum. The effect of this waiver by Northern for the year ended November 30, 1999 reduced advisory fees as shown on the accompanying Statements of Operations.
 As compensation for the services rendered as custodian and transfer agent, including the assumption by Northern of the expenses related thereto, Northern receives compensation based on a pre-determined schedule of charges approved by the Board.

4. Administration and Distribution Agreements
Northern and Investor Services Group, the co-administrators of the Portfolios as of May 1, 1999, are entitled to a monthly co-administration fee at the annual rate of 0.10% of each Portfolio's average daily net assets. The co-administrators are also entitled to additional fees for special legal services.
 During the five months ended April 30, 1999, the Trust had an administration agreement with Goldman Sachs, the Trust's prior Administrator, whereby each Portfolio paid the administrator a fee at an annual rate of .10% of each Portfolio's average daily net assets.
 In addition, if in any fiscal year the sum of a Portfolio's expenses, including administration fees, but excluding the fees payable to Northern for its duties as adviser and transfer agent for all shares, payments under the service plan for the Portfolios' Premier Shares and Service Shares and certain extraordinary expenses, exceeded on an annualized basis .10% of the Portfolio's average daily net assets, the administrators reimbursed each Portfolio for the amount of the excess pursuant to the terms of the administration agreements.
 Expenses reimbursed during the year ended November 30, 1999 are shown on the accompanying Statements of Operations. No administration fees were waived under these agreements during the year ended November 30, 1999.
 Goldman Sachs, the Trust's prior distributor, received no compensation under its distribution agreement.
 FDDI, the distributor for the Portfolio as of May 1, 1999, received no compensation under its distribution agreement.

5. Service Plan
The Trust has adopted a Service Plan pursuant to which the Trust may enter into agreements with Northern, its affiliates or other institutions ("Servicing Agents") under which they will render certain administrative support services and in some cases personal and account maintenance services for their customers or investors who beneficially own Service and Premier Shares. As compensation under the Service Plan, the institution or other financial intermediary receives a fee at an annual rate of up to .25% and .50% of the average daily net asset value of the outstanding Service and Premier Shares, respectively. Furthermore, the Service Plan also provides for the payment of fees to Northern or other institutions for consulting services, technology and systems support services to the Service and Premier Shares customers at an annual rate of up to .08% of the average daily net asset value of such shares serviced.

6. Bank Loans
The Trust maintains a $100,000,000 revolving bank credit line for liquidity and other purposes. Borrowings under this arrangement bear interest at 1% above the federal funds rate and are secured by pledged securities equal to or exceeding 120% of the outstanding balance.
 The Trust had no borrowings under this agreement during the year ended November 30, 1999.

7. Subsequent Events (Unaudited)
On December 1, 1999, PFPC Trust Company, a wholly-owned subsidiary of PFPC Worldwide, Inc. and an indirect wholly-owned subsidiary of PNC Bank Corp., acquired all of the outstanding shares of First Data Investor Services Group, Inc., the Portfolios' co-administrator. As a result, First Data Investor Services Group, Inc. changed its name to PFPC, Inc.
 On December 1, 1999, Northern Funds Distributors LLC became the Distributor of the shares of the Portfolios.
 The Municipal Money Market Portfolio, a separate and diversified portfolio of the Trust, commenced investment operations on December 1, 1999.

Northern Institutional Funds
Money Market Portfolios
-------------------------------------------------------------------------------
Report of Independent Auditors

To the Shareholders and Trustees of
Northern Institutional Funds
Money Market Portfolios

We have audited the accompanying statements of assets and liabilities, including the statements of investments, of the Diversified Assets, Government, Government Select and Tax-Exempt Portfolios, comprising the Money Market Portfolios of the Northern Institutional Funds, as of November 30, 1999, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended and financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of the investments owned at November 30, 1999 by physical examination of the securities held by the custodian and by correspondence with central depositories and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Diversified Assets, Government, Government Select and Tax-Exempt Portfolios at November 30, 1999, the results of their operations for the year then ended and the changes in their net assets for each of the two years in the period then ended and financial highlights for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

[SIGNATURE OF ERNST & YOUNG APPEARS HERE]

Chicago, Illinois
January 17, 2000

[NORTHERN INSTITUTIONAL FUNDS LOGO APPEARS HERE]

[NORTHERN TRUST LOGO APPEARS HERE]


Managed by
Northern Trust

Investment Advisers
The Northern Trust Company
Northern Trust Quantitative Advisors, Inc.
P.O. Box 75943
Chicago, IL 60675-5943
(800) 637-1380

Transfer Agent and Custodian
The Northern Trust Company

Distributor
Northern Funds Distributor, LLC,
an independent third party

Co-Administrators
The Northern Trust Company
PFPC Inc.

Trustees
William H. Springer, Chairman
Richard G. Cline
Edward J. Condon, Jr.
John W. English
Sandra Polk Guthman
Frederick T. Kelsey
Richard P. Strubel

Officers
Jylanne M. Dunne, President
Richard H. Rose, Vice President
Brian R. Curran, Treasurer
Judith E. Clear, Assistant Treasurer
Linda J. Hoard, Secretary
Teresa M.R. Hamlin, Assistant Secretary
Therese Hogan, Assistant Secretary

Independent Auditors
Ernst & Young LLP

Legal Counsel
Drinker Biddle & Reath LLP

                              [LOGO APPEARS HERE]

                                                                   =============
                                                                     NORTHERN
                                                                   -------------
                                                                   INSTITUTIONAL
                                                                       FUNDS
                                                                   =============

     Fixed Income and
     Equity Portfolios



                                                               November 30, 1999

     Annual Report

Northern Institutional Funds
Fixed Income and Equity Portfolios

-------------------------------------------------------------------------------

Table of Contents

                                                                            Page
                                                                            ----
Management's Discussion of Portfolio Performance...........................   2
Fixed Income Portfolios
  Statements of Investments
    Bond Portfolio.........................................................  20
    Intermediate Bond Portfolio............................................  23
    International Bond Portfolio...........................................  25
    Short-Intermediate Bond Portfolio......................................  26
    U.S. Government Securities Portfolio...................................  28
    U.S. Treasury Index Portfolio..........................................  29
  Statements of Assets and Liabilities.....................................  30
  Statements of Operations.................................................  31
  Statements of Changes in Net Assets......................................  32
  Financial Highlights.....................................................  34
Equity Portfolios
  Statements of Investments
    Balanced Portfolio.....................................................  40
    Diversified Growth Portfolio...........................................  43
    Equity Index Portfolio.................................................  45
    Focused Growth Portfolio...............................................  52
    International Equity Index Portfolio...................................  54
    International Growth Portfolio.........................................  65
    Small Company Index Portfolio..........................................  67
  Statements of Assets and Liabilities.....................................  87
  Statements of Operations.................................................  88
  Statements of Changes in Net Assets......................................  90
  Financial Highlights.....................................................  92
Notes to the Financial Statements..........................................  99
Report of Independent Auditors............................................. 105

-------------------------------------------------------------------------------

An investment in Northern Institutional Funds is not insured by the FDIC, and is not a deposit or obligation of, or guaranteed by the Northern Trust Company, or any affiliate. An investment in Northern Institutional Funds involves risks, including the possible loss of principal.

This report should be preceded or accompanied by a prospectus.

Northern Institutional Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
Management's Discussion of Portfolio Performance

Northern Institutional Bond Portfolio

Rates on Treasury securities maturing in two to thirty years rose approximately
1.5 percentage points during the fiscal year. Volatility was high as investors' perception of economic growth and Federal Reserve behavior changed markedly from the beginning of the year to the end. Entering 1999, most projections were for a marked slowdown in economic growth domestically and abroad. While overseas growth did slow, recoveries were faster than anticipated. Domestically, the economy didn't skip a beat and actually accelerated as the year progressed. This faster-than-expected growth served to push real interest rates higher, increase inflation expectations and shift the Fed into a tightening mode. While actual inflation remained subdued, interest rates moved higher and were volatile.
  In sharp contrast, investors' risk tolerance has shown marked improvement with respect to non-Treasury sectors. Non-Treasury performance also experienced sharp movements during the year, with outperformance at the beginning and end and a difficult environment from April through August. A heavy new-issuance calendar and Y2K fears were among the sources of discomfort. As investors realized their fears were overblown, the liquidity premium attached to these sectors slowly unwound, and relative performance ended the year on a strong note.
  For the year, higher interest rates led to negative absolute returns. The Portfolio outperformed its index due to good sector decisions. While spreads are tighter, we continue to view non-Treasury sectors as attractive, and are maintaining overweighted positions. We remain neutrally positioned with respect to interest rates.

Mark J. Wirth
Portfolio Manager

 COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN NORTHERN INSTITUTIONAL
     BOND PORTFOLIO VS. THE LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX

           Bond Portfolio - Class A    Lehman Brother's Government/Corporate Bond Index
 1/11/93                    $10,000                                             $10,000
                            $11,199                                             $11,055
                            $10,747                                             $10,643
                            $13,064                                             $12,590
                            $13,790                                             $13,294
                            $14,921                                             $14,279
                            $16,456                                             $15,757
11/30/99                    $16,031                                             $15,546

                                                                         Lehman Brothers
 Average Annual Total Returns                                              Government/
      For Periods Ended                    Class A                          Corporate
      November 30, 1999:                   Shares                          Bond Index
----------------------------------------------------------------------------------------
One Year:                                  -1.35%                            -1.31%
----------------------------------------------------------------------------------------
Five Year:                                  8.60%                             7.88%
----------------------------------------------------------------------------------------
Since Commencement on 1/11/93:              7.09%                             6.59%
----------------------------------------------------------------------------------------

            Bond Portfolio - Class C     Lehman Brother's Government/Corporate Bond Index
7/3/95                       $10,000                                              $10,000
                             $10,606                                              $10,511
                             $11,174                                              $11,100
                             $12,053                                              $11,922
                             $13,265                                              $13,139
11/30/99                     $13,054                                              $12,967

                                                                         Lehman Brothers
 Average Annual Total Returns                                              Government/
       For Periods Ended                   Class C                          Corporate
      November 30, 1999:                   Shares                          Bond Index
----------------------------------------------------------------------------------------
 One Year:                                 -1.59%                            -1.31%
----------------------------------------------------------------------------------------
 Since Commencement on 7/3/95:              6.22%                             7.29%
----------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Northern Institutional Bond Portfolio--Continued

 COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN NORTHERN INSTITUTIONAL
     BOND PORTFOLIO VS. THE LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX

[PERFORMANCE CHART LEGEND APPEARS HERE]

         Bond Portfolio - Class D    Lehman Brother's Government/Corporate Bond Index
 9/14/94                  $10,000                                             $10,000
                          $ 9,909                                             $ 9,820
                          $11,991                                             $11,616
                          $12,616                                             $12,266
                          $13,591                                             $13,174
                          $14,935                                             $14,538
11/30/99                  $14,672                                             $14,449


                                                                         Lehman Brothers
 Average Annual Total Returns                                              Government/
      For Periods Ended                    Class D                          Corporate
      November 30, 1999:                   Shares                          Bond Index
----------------------------------------------------------------------------------------
One Year:                                  -1.74%                            -1.31%
----------------------------------------------------------------------------------------
Five Year:                                  8.17%                             7.88%
----------------------------------------------------------------------------------------
Since Commencement on 9/14/94:              7.64%                             7.12%
----------------------------------------------------------------------------------------

Northern Institutional Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
Management's Discussion of Portfolio Performance
Northern Institutional Intermediate Bond Portfolio

As the Federal Reserve reversed all of its monetary easing from the fall of 1998, yields on U.S. government bonds maturing in two to ten years increased approximately 1.5 percentage points during the fiscal year. Despite continued moderate inflation readings, the strong economy and tight labor markets continued to weigh heavily on the bond market and contributed to the backup in government bond yields.
  In sharp contrast, the non-Treasury bond sectors have experienced strong relative returns, particularly in the last few months of the year. The liquidity premium, which had been attached to these sectors, slowly has unwound with investors' general willingness to take on additional risk.
  For the Portfolio, the added coupon income from such non-Treasury sectors has not been significant enough to offset the price losses emanating from the increase in yields.

Steven M. Schafer
Mark J. Wirth
Portfolio Managers

 COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN NORTHERN INSTITUTIONAL
  INTERMEDIATE BOND PORTFOLIO VS. THE LEHMAN BROTHERS INTERM. GOV'T/CORP INDEX

         Intermediate Bond Portfolio - Class A    Lehman Brother's Interm. Gov't/Corp. Bond Index
  8/1/97                               $10,000                                            $10,000
                                       $10,118                                            $10,199
                                       $10,880                                            $11,104
11/30/99                               $10,907                                            $11,228

 Average Annual Total Returns                                                     Lehm. Int.
       For Periods Ended                      Class A                             Gov't/Corp
      November 30, 1999:                      Shares                                Index
--------------------------------------------------------------------------------------------
 One Year                                      0.25%                                1.12%
--------------------------------------------------------------------------------------------
 Since Commencement on 8/1/97:                 3.79%                                5.10%
--------------------------------------------------------------------------------------------

          Intermediate Bond Portfolio - Class D    Lehman Brothers Interim. Gov't/Corp. Bond Index
10/5/98                                 $10,000                                            $10,000
                                        $ 9,928                                            $ 9,989
11/30/99                                $ 9,907                                            $10,101


 Average Annual Total Return                                                      Lehm. Int.
       For Period Ended                       Class D                             Gov't/Corp
      November 30, 1999:                      Shares                                Index
--------------------------------------------------------------------------------------------
One Year:                                     -0.21%                                 1.12%
--------------------------------------------------------------------------------------------
Since Commencement on 10/5/98:                -0.80%                                -0.86%
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Northern Institutional International Bond Portfolio

After a nearly two-year hiatus, signs of a re-emergence in global growth placed pressure on bond yields throughout the G-7 countries. Monetary authorities in Europe and the United States responded by raising short-term interest rates. These moves may be the start of a broader policy prescription, as the emergence of global growth may not require the low levels of yields that currently prevail.
  Despite this meaningful fluctuation in interest rates, the currency markets experienced even more volatility. The introduction of the euro at the onset of the calendar year proved to be a major disappointment. Since its introduction, the euro has weakened approximately 13 percent versus the dollar and approximately 21 percent versus the yen.
  While the Portfolio has been underweighted in the euro, absolute dollar returns have been negatively affected by being invested--even in a reduced fashion--in this market.

Steven M. Schafer
Mark J. Wirth
Portfolio Managers

Foreign securities may involve additional risks, social and political instability, reduced market liquidity, and currency volatility.

 COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN NORTHERN INSTITUTIONAL INTERNATIONAL BOND PORTFOLIO VS. THE J.P. MORGAN NON-U.S. GOVERNMENT BOND INDEX

                          [PERFORMANCE GRAPH LEGEND]

           International Bond Portfolio - Class A    EAFE Index
 3/28/94                                  $10,000       $10,000
                                          $10,405       $10,349
                                          $12,299       $11,132
                                          $13,463       $12,441
                                          $13,051       $12,391
                                          $14,488       $14,430
                                          $13,761       $14,339
11/30/99

     Average Annual Total
  Returns For Periods Ended                     Class A                                  J.P.
      November 30, 1999:                        Shares                                  Morgan
----------------------------------------------------------------------------------------------
One Year:                                       -5.76%                                  -3.44%
----------------------------------------------------------------------------------------------
Five Year:                                       5.75%                                   6.38%
----------------------------------------------------------------------------------------------
Since Commencement on 3/28/94:                   5.78%                                   6.30%
----------------------------------------------------------------------------------------------

Northern Institutional Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
Management's Discussion of Portfolio Performance
Northern Institutional Short-Intermediate Bond Portfolio

Rates on Treasury securities maturing in two to thirty years rose approximately
1.5 percentage points during the fiscal year. Volatility was high as investors' perception of economic growth and Federal Reserve behavior changed markedly from the beginning of the year to the end. Entering 1999, most projections were for a marked slowdown in economic growth domestically and abroad. While overseas growth did slow, recoveries were faster than anticipated. Domestically, the economy didn't skip a beat and actually accelerated as the year progressed. This faster-than-expected growth served to push real interest rates higher, increase inflation expectations and shift the Fed into a tightening mode. While actual inflation remained subdued, interest rates moved higher and were volatile.
  In sharp contrast, investors' risk tolerance has shown marked improvement with respect to non-Treasury sectors. Non-Treasury performance also experienced sharp movements during the year, with outperformance at the beginning and end of the year and a difficult environment from April through August. A heavy new-issuance calendar and Y2K fears were among the sources of discomfort. As investors realized their fears were overblown, the liquidity premium attached to these sectors slowly unwound, and relative performance ended the year on a strong note.
  Because the Portfolio has less sensitivity to interest rate movements, income was able to offset the price decline of higher interest rates. As such, the Portfolio posted low but positive absolute returns and performed in line with its benchmark index. While non-Treasury spreads are tighter, we continue to view these sectors as attractive and are maintaining overweighted positions. We remain neutrally positioned with respect to interest rates.

Mark J. Wirth
Portfolio Manager

 COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN NORTHERN INSTITUTIONAL
            SHORT-INTERMEDIATE BOND PORTFOLIO VS. THE MERRILL LYNCH
                         1-5 CORPORATE/GOVERNMENT INDEX

                           [PERFORMANCE GRAPH LEGEND]

         Short-Intermediate Bond Portfolio - Class A     Merrill Lynch 1-5 Corporate/Government Bond
1/11/93                                      $10,000                                         $10,000
                                             $10,590                                         $10,641
                                             $10,679                                         $10,596
                                             $11,916                                         $11,893
                                             $12,592                                         $12,582
                                             $13,342                                         $13,348
                                             $14,342                                         $14,423
11/30/99                                     $14,665                                         $14,791

                                                                            Merrill Lynch
     Average Annual Total                                                   1-5 Corporate/
  Returns For Periods Ended                 Class A                           Government
      November 30, 1999:                    Shares                            Bond Index
------------------------------------------------------------------------------------------
One Year:                                    2.25%                              2.55%
------------------------------------------------------------------------------------------
Five Year:                                   6.55%                              6.91%
------------------------------------------------------------------------------------------
Since Commencement on 1/11/93:               5.72%                              5.87%
------------------------------------------------------------------------------------------

         Short-Intermediate Bond Portfolio - Class D   Merrill Lynch 1-5 Corporate/Government Bond
9/14/94                                      $10,000                                       $10,000
                                             $ 9,969                                       $ 9,910
                                             $11,076                                       $11,123
                                             $11,655                                       $11,771
                                             $12,299                                       $12,489
                                             $13,170                                       $13,499
11/30/99                                     $13,412                                       $13,859

                                                                            Merrill Lynch
     Average Annual Total                                                   1-5 Corporate/
  Returns For Periods Ended                 Class D                           Government
      November 30, 1999:                    Shares                            Bond Index
------------------------------------------------------------------------------------------
One Year:                                    1.84%                              2.55%
------------------------------------------------------------------------------------------
Five Year:                                   6.11%                              6.91%
------------------------------------------------------------------------------------------
Since Commencement on 9/14/94:               5.80%                              6.39%
------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Northern Institutional U.S. Government Securities Portfolio

Yields on U.S. government bonds with maturities from two to thirty years rose approximately 1.5 percentage points during the fiscal year, as the Federal Reserve raised interest rates three times. This action reversed all of the monetary easings of the fall of 1998. The strong economy and tight labor markets continued to weigh heavily on the bond markets, despite persistent reports of moderate inflation.
  The government agency sector was extremely volatile during the past year, with outperformance at the beginning and end of the year. In between, however, the market experienced difficulties that lasted from April to August. Heavy new-issuance and Y2K fears were among the factors that caused spreads to widen to levels comparable to those seen in the fall of 1998. As investors realized their fears were overblown, and the high absolute yields started to attract buyers from Europe and Asia, agency spreads retracted much of their widening late in the fiscal year.
  Despite rising rates, the Portfolio earned a positive return for the year and slightly outperformed its benchmark. This was due to a neutral level of interest rate risk in the Portfolio versus the benchmark and to the Portfolio's overweighted position in agency securities.

Steven M. Schafer
Mark J. Wirth
Portfolio Managers

                        COMPARISON OF CHANGE IN VALUE OF
    $10,000 INVESTMENT IN NORTHERN INSTITUTIONAL U.S. GOVERNMENT SECURITIES
              PORTFOLIO VS. THE MERRILL LYNCH 1-5 GOVERNMENT INDEX

[PERFORMANCE CHART]

            U.S. Government Securities Portfolio - Class A     Merril Lynch 1-5 Corporate/Government Bond
  4/5/93                                           $10,000                                        $10,000
11/30/93                                           $10,302                                        $10,026
                                                   $10,243                                        $11,254
                                                   $11,386                                        $11,910
                                                   $11,976                                        $12,636
                                                   $12,683                                        $13,658
                                                   $13,618                                        $14,005
11/30/99                                           $13,946                                        $14,323

 Average Annual Total Returns                                               Merrill Lynch
       For Periods Ended                    Class A                           1-5 Gov't
      November 30, 1999:                    Shares                             Index
-----------------------------------------------------------------------------------------
 One Year:                                   2.43%                              2.48%
-----------------------------------------------------------------------------------------
 Five Year:                                  6.38%                              6.83%
-----------------------------------------------------------------------------------------
 Since Commencement on 4/5/93:               5.13%                              5.54%
-----------------------------------------------------------------------------------------

                           [PERFORMANCE CHART LEGEND]

            U.S. Government Securities Portfolio - Class D     Merrill Lynch 1-5 Corporate/Goverment Bond
 9/15/94                                           $10,000                                        $10,000
                                                   $ 9,913                                        $ 9,910
                                                   $10,965                                        $11,123
                                                   $11,491                                        $11,771
                                                   $12,121                                        $12,489
                                                   $12,968                                        $13,499
11/30/00                                           $13,220                                        $13,792

 Average Annual Total Returns                                               Merrill Lynch
      For Periods Ended                     Class D                           1-5 Gov't
      November 30, 1999:                    Shares                             Index
-----------------------------------------------------------------------------------------
One Year:                                    1.95%                              2.48%
-----------------------------------------------------------------------------------------
Five Year:                                   5.95%                              6.83%
-----------------------------------------------------------------------------------------
Since Commencement on 9/15/94:               5.53%                              6.37%
-----------------------------------------------------------------------------------------

Northern Institutional Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
Management's Discussion of Portfolio Performance
Northern Institutional U.S. Treasury Index Portfolio

The most significant factors influencing the U.S. Treasury market during the fiscal year were the continued above-trend growth in the U.S. economy; continued low inflation; and expectations for increasing inflation due to a shortage in the pool of available workers and excessive U.S. economic growth. U.S. Treasury market yields rose throughout the year as investors failed to see signs of slowing economic growth. While inflation remained remarkably mild, future inflation expectations pushed the 30-year bond yield more than 120 basis points higher during the 12-month period.
  In order to stem the rise in long-term interest rates due to an actual inflationary environment, the Federal Reserve took an offensive position by raising interest rates three times during the fiscal year. The U.S. Treasury market underperformed domestic spread sector markets during this period as quality and liquidity concerns, stemming from 1998's international market meltdowns, subsided early in 1999. The U.S. Treasury market produced a total return for the fiscal year of -2 percent.
  As it is designed to do, the Portfolio performed in line with the Lehman Brothers U.S. Treasury Bond Index during the year. We will continue to invest in securities represented by the Index in our effort to provide returns that closely approximate those of the Index.

Justin Hoogendoorn
Portfolio Manager

Unlike Treasury bonds and bills, the principal value and investment return of the Portfolio are not guaranteed or insured by the U.S. Government.

 COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN NORTHERN INSTITUTIONAL U.S. TREASURY INDEX PORTFOLIO VS. THE LEHMAN BROTHERS U.S. TREASURY BOND INDEX

            U.S. Treasury Index Portfolio - Class A    Lehman Brother's Government/Corporate Bond
 1/11/93                                    $10,000                                       $10,000
                                            $10,995                                       $11,055
                                            $10,573                                       $10,643
                                            $12,368                                       $12,590
                                            $13,001                                       $13,294
                                            $13,966                                       $14,279
                                            $15,488                                       $15,757
11/30/99                                    $15,167                                       $15,429

     Average Annual Total                                                Lehman Brothers
  Returns For Periods Ended                Class A                        U.S. Treasury
      November 30, 1999:                   Shares                          Bond Index
----------------------------------------------------------------------------------------
One Year:                                  -2.10%                            -1.31%
----------------------------------------------------------------------------------------
Five Year:                                  7.48%                             7.88%
----------------------------------------------------------------------------------------
Since Commencement on 1/11/93:              6.23%                             6.17%
----------------------------------------------------------------------------------------

            U.S. Treasury Index Portfolio - Class C    Lehman Brother's Government/Corporate Bond
 10/7/98                                    $10,000                                       $10,000
                                            $ 9,966                                       $ 9,861
11/30/99                                    $ 9,835                                       $ 9,615

     Average Annual Total                                                Lehman Brothers
   Returns For Period Ended                Class C                        U.S. Treasury
      November 30, 1999:                   Shares                          Bond Index
----------------------------------------------------------------------------------------
One Year:                                  -2.49%                            -1.31%
----------------------------------------------------------------------------------------
Since Commencement on 10/7/98:             -3.37%                            -1.74%
----------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Northern Institutional U.S. Treasury Index Portfolio--Continued

 COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN NORTHERN INSTITUTIONAL U.S. TREASURY INDEX PORTFOLIO VS. THE LEHMAN BROTHERS U.S. TREASURY BOND INDEX

          U.S. Treasury Index Portfolio - Class D    Lehman Brother's Government/Corporate Bond Index
11/16/94                                  $10,000                                             $10,000
                                          $10,039                                             $ 9,820
                                          $11,604                                             $11,616
                                          $12,175                                             $12,266
                                          $13,058                                             $13,174
                                          $14,354                                             $14,538
11/30/99                                  $14,112                                             $14,623

  Average Annual
  Total Returns                                                                Lehman Brothers
For Periods Ended                    Class D                                    U.S. Treasury
November 30, 1999:                   Shares                                      Bond Index
----------------------------------------------------------------------------------------------
One Year:                            -2.50%                                        -1.31%
----------------------------------------------------------------------------------------------
Five Year:                            7.01%                                         7.88%
----------------------------------------------------------------------------------------------
Since Commencement
 on 11/16/94:                         7.04%                                         7.48%
----------------------------------------------------------------------------------------------

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
Management's Discussion of Portfolio Performance
Northern Institutional Balanced Portfolio

The Portfolio outperformed its benchmark during the fiscal year, due in part to an underweighted position in fixed income securities and strong relative performance within the Portfolio's equity component.
  In the equity portfolio, we remain focused on those companies that exhibit better-than-average growth in earnings per share, high returns on equity and low debt. In the prior fiscal year, we found these characteristics among a select group of the largest-cap companies. But, as investors' confidence grew and the visibility of earnings growth increased across the capitalization spectrum, other areas of the market began to participate. We therefore have reduced the Portfolio's exposure to large-cap stocks and have included other growth issues in the Portfolio. In doing this, we have broadened the Portfolio's diversification and are holding more issues to diffuse risk. We feel this tactic should better insulate the Portfolio from specific security shocks--those that the market continues to show little tolerance for--should they occur.
  We also increased exposure to technology and related areas, including telecommunications, internet infrastructure and electronic commerce. Given the higher-than-average volatility in these areas, we again used diversification as a means to dampen volatility and reduce risk.
  Within the bond component of the Portfolio, overweighted positions in corporate and mortgage-backed securities held back performance slightly. Our duration is approximately equivalent to that of the bond portfolio's respective benchmark. As the new year unfolds, we would expect to move to a more fully invested posture in bonds by taking some profits from stocks.

Jon D. Brorson Monty M. Memler
Portfolio Managers

 COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN NORTHERN INSTITUTIONAL BALANCED PORTFOLIO VS. THE S&P(R) 500 COMPOSITE STOCK PRICE INDEX, THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE BOND INDEX AND THE COMPOSITE INDEX


            Balanced Portfolio - Class A   S&P 500 Index   Lehman Br   Composite Index*
  7/1/93                         $10,000         $10,000     $10,000           $10,000
                                 $10,309         $10,372     $10,195           $10,290
                                 $ 9,816         $10,485     $10,009           $10,304
                                 $11,804         $14,365     $11,462           $12,981
                                 $13,468         $18,369     $12,130           $15,261
                                 $15,796         $23,607     $12,897           $18,052
                                 $18,472         $29,178     $14,038           $21,166
11/30/99                         $21,078         $35,279     $14,195           $24,210

  Average Annual
  Total Returns
For Periods Ended        Class A           S&P(R) 500            Lehman            Composite
November 30, 1999:       Shares              Index              Brothers             Index
--------------------------------------------------------------------------------------------
One Year:                14.11%              20.89%              1.12%              14.38%
--------------------------------------------------------------------------------------------
Five Year:               16.51%              27.46%              7.25%              17.34%
--------------------------------------------------------------------------------------------
Since Commencement
 on 7/1/93:              12.32%              21.68%              5.61%              13.12%
--------------------------------------------------------------------------------------------

            Balanced Portfolio - Class C   S&P 500 Index   Lehman Br   Composite Index*
12/29/95                         $10,000          $10,000    $10,000           $10,000
                                 $11,277          $12,546    $11,582           $10,473
                                 $13,187          $16,124    $13,701           $11,135
                                 $15,386          $19,929    $16,064           $12,120
11/30/99                         $17,466          $24,139    $18,399           $12,256

  Average Annual
  Total Returns
For Periods Ended        Class C           S&P(R) 500            Lehman            Composite
November 30, 1999:       Shares              Index              Brothers             Index
--------------------------------------------------------------------------------------------
One Year:                14.03%              20.89%              1.12%              14.38%
--------------------------------------------------------------------------------------------
Since Commencement
  on 12/29/95:           15.41%              25.16%              5.33%              15.81%
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Northern Institutional Balanced Portfolio--Continued

 COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN NORTHERN INSTITUTIONAL BALANCED PORTFOLIO VS. THE S&P(R) 500 COMPOSITE STOCK PRICE INDEX, THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE BOND INDEX AND THE COMPOSITE INDEX

[LEHMAN LEGEND]

             Balanced Portfolio - Class D   S&P 500 Index   Lehman Br  Composite Index*
  2/20/96                         $10,000         $10,000     $10,000          $10,000
                                  $11,052         $12,026     $10,455          $11,227
                                  $12,909         $15,456     $11,116          $13,281
                                  $15,035         $19,103     $12,100          $15,572
 11/30/99                         $17,103         $23,097     $12,235          $17,811

  Average Annual
  Total Returns                               S&P(R)
For Periods Ended         Class D              500                Lehman              Composite
November 30, 1999:        Shares              Index              Brothers               Index
-----------------------------------------------------------------------------------------------
One Year:                 13.73%              20.89%              1.12%                14.38%
-----------------------------------------------------------------------------------------------
Since Commencement
 on 2/20/96:              15.26%              25.01%              5.67%                14.91%
-----------------------------------------------------------------------------------------------

*The Composite Index consists of 55%, 40% and 5% of the S&P(R) 500, The Lehman Brothers Intermediate Government/Corporate Bond Index and 91-Day Treasury Bills, respectively.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
Management's Discussion of Portfolio Performance
Northern Institutional Diversified Growth Portfolio

We remain focused on those companies that exhibit better-than-average growth in earnings per share, high returns on equity and low debt. In the prior fiscal year, these characteristics were found in a select group of companies at the top of the capitalization strata--the so-called "nifty 50." As investors' confidence grew and the visibility of earnings growth increased across the capitalization spectrum, other areas of the market began to participate. We therefore have reduced the Portfolio's exposure to the "nifty 50" and have included other growth issues in the Portfolio.
  In doing this, we have broadened the Portfolio's diversification and are holding more issues to diffuse specific security risk. We feel this tactic should better insulate the Portfolio from specific security shocks--those that the market continues to show little tolerance for--should they occur.
  While the Portfolio tends toward sector neutrality, we increased exposure to technology and related areas, including telecommunications, internet infrastructure and electronic commerce. Again, given the higher-than-average volatility in these areas, we used diversification as a means to dampen the volatility and reduce risk.
  These strategies helped the Portfolio outperform its benchmark for the fiscal year. At this juncture, there are no major changes anticipated, and we continue to assess and reassess our positions and look for additional opportunities.

Jon D. Brorson
Portfolio Manager

 COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN NORTHERN INSTITUTIONAL
  DIVERSIFIED GROWTH PORTFOLIO VS. THE S&P(R) 500 COMPOSITE STOCK PRICE INDEX

           Diversified Growth Portfolio - Class A     S&P 500 Index
 1/11/93                                  $10,000           $10,000
                                          $10,743           $10,874
                                          $ 9,990           $10,988
                                          $12,444           $15,046
                                          $15,033           $19,235
                                          $19,096           $24,718
                                          $23,924           $30,572
11/30/99                                  $29,816           $37,548

     Average Annual Total
  Returns For Periods Ended                   Class A                             S&P(R) 500
      November 30, 1999:                      Shares                                Index
--------------------------------------------------------------------------------------------
One Year:                                     24.66%                                20.89%
--------------------------------------------------------------------------------------------
Five Year:                                    24.45%                                27.46%
--------------------------------------------------------------------------------------------
Since Commencement on 1/11/93:                17.20%                                20.79%
--------------------------------------------------------------------------------------------

            Diversified Growth Portfolio - Class D     S&P 500 Index
  9/14/94                                  $10,000           $10,000
                                           $ 9,481           $ 9,612
                                           $11,780           $13,162
                                           $14,174           $16,826
                                           $17,944           $21,623
                                           $22,391           $26,744
 11/30/99                                  $27,791           $32,760

     Average Annual Total
  Returns For Periods Ended                   Class D                             S&P(R) 500
      November 30, 1999:                      Shares                                Index
--------------------------------------------------------------------------------------------
One Year:                                     24.09%                                20.89%
--------------------------------------------------------------------------------------------
Five Year:                                    23.99%                                27.46%
--------------------------------------------------------------------------------------------
Since Commencement on 9/14/94:                21.67%                                25.05%
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Northern Institutional Equity Index Portfolio

For the 12-month period ending November 30, 1999, large-capitalization stocks, as represented by the S&P(R) 500-Stock Index, returned 20.89 percent. Large-cap stocks outperformed small-cap stocks, as measured by the Russell 2000 Index, which returned 15.67 percent.
  As designed, the Portfolio's fiscal-year return closely tracked that of the S&P(R) 500-Stock Index. The slight difference was due primarily to expenses charged to the Portfolio and the inability to invest each day's net admissions until the following morning.
  There were 43 additions and deletions to the index during the quarter, all of which, with the exception of the addition of Northern Trust, were incorporated into the Portfolio.
  Going forward, we will continue to follow a passive strategy designed to provide returns that closely track those of the S&P(R) 500-Stock Index.

Susan French
Portfolio Manager

 COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN NORTHERN INSTITUTIONAL
     EQUITY INDEX PORTFOLIO VS. THE S&P(R) 500 COMPOSITE STOCK PRICE INDEX

          Equity Index Portfolio - Class A    S & P 500 Index
1/11/93                            $10,000            $10,000
                                   $11,007            $10,874
                                   $11,102            $10,988
                                   $15,170            $15,046
                                   $19,345            $19,235
                                   $24,750            $24,718
                                   $30,530            $30,572
11/30/99                           $36,805            $37,548

     Average Annual Total
  Returns For Periods Ended                   Class A                             S&P(R) 500
      November 30, 1999:                      Shares                                Index
--------------------------------------------------------------------------------------------
One Year:                                     20.53%                                20.89%
--------------------------------------------------------------------------------------------
Five Year:                                    27.08%                                27.46%
--------------------------------------------------------------------------------------------
Since Commencement on 1/11/93:                20.83%                                20.79%
--------------------------------------------------------------------------------------------

         Equity Index Portfolio - Class C    S & P 500 Index
9/28/95                           $10,000            $10,000
                                  $10,373            $10,401
                                  $13,199            $13,297
                                  $16,841            $17,088
                                  $20,732            $21,135
11/30/99                          $24,983            $25,543

     Average Annual Total
  Returns For Periods Ended                   Class C                             S&P(R) 500
      November 30, 1999:                      Shares                                Index
--------------------------------------------------------------------------------------------
One Year:                                     20.23%                                20.89%
--------------------------------------------------------------------------------------------
Since Commencement on 9/28/95:                24.47%                                25.23%
--------------------------------------------------------------------------------------------

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
Management's Discussion of Portfolio Performance
Northern Institutional Equity Index Portfolio--Continued

 COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN NORTHERN INSTITUTIONAL
   FUND EQUITY INDEX PORTFOLIO VS. THE S&P(R) 500 COMPOSITE STOCK PRICE INDEX

[LEGEND]

          Equity Index Portfolio-Class D          S & P 500 Index
9/14/94   $                              10,000   $      10,000
          $                               9,736   $       9,612
          $                              13,257   $      13,162
          $                              16,870   $      16,826
          $                              21,491   $      21,623
          $                              26,421   $      26,744
11/30/99  $                              31,729   $      32,760

     Average Annual Total
  Returns For Periods Ended                   Class D                             S&P(R) 500
      November 30, 1999:                      Shares                                Index
--------------------------------------------------------------------------------------------
One Year:                                     20.15%                                20.89%
--------------------------------------------------------------------------------------------
Five Year:                                    26.66%                                27.46%
--------------------------------------------------------------------------------------------
Since Commencement on 9/14/94:                24.82%                                25.05%
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Northern Institutional Focused Growth Portfolio

The Portfolio significantly outperformed its benchmark during the fiscal year due to several factors. Strategic sector shifts over the past year, namely an early 1999 overweight in the retail sector as well as a concurrent and existing underweight in large-cap pharmaceuticals, aided performance. In the second half of the year, an overweight in the technology sector, especially in semiconductors and networking stocks, boosted performance. Stock selection also added significant value throughout the year in many different sectors. We also invested a larger amount of assets in mid-cap companies, many of which have superior growth rates in niche emerging sectors and sell at P/E ratios well below their larger counterparts.
  Nevertheless, Portfolio performance was somewhat hindered--especially in the second half of the fiscal year--by rising interest rates, which hurt the Portfolio's retail and financial stock holdings. While we have reduced our exposure to both groups and see many excellent opportunities, our holdings in these sectors may struggle until the Federal Reserve is through raising rates.
  Looking forward, we think our technology positions and media/cable stock holdings will continue to add value. We will continue to own companies that have superior top-line growth prospects. Such companies have sold at a premium, and we expect that to continue in 2000. We also favor continuing to own more mid-cap stocks.

Jon D. Brorson
Portfolio Manager

 COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN NORTHERN INSTITUTIONAL
    FOCUSED GROWTH PORTFOLIO VS. THE S&P(R) 500 COMPOSITE STOCK PRICE INDEX

          Focused Growth Portfolio - Class A    S&P 500 Index
7/1/93                               $10,000          $10,000
                                     $10,436          $10,370
                                     $ 9,796          $10,478
                                     $12,570          $14,348
                                     $14,811          $18,434
                                     $18,817          $23,571
                                     $23,346          $29,154
11/30/99                             $31,327          $35,275

    Average Annual Total
  Returns For Periods Ended                  Class A                             S&P(R) 500
     November 30, 1999:                      Shares                                Index
-------------------------------------------------------------------------------------------
One Year:                                    34.23%                                20.89%
-------------------------------------------------------------------------------------------
Five Year:                                   26.18%                                27.46%
-------------------------------------------------------------------------------------------
Since Commencement on 7/1/93:                19.48%                                21.68%
-------------------------------------------------------------------------------------------

          Focused Growth Portfolio - Class C    S&P 500 Index
6/14/96                              $10,000          $10,000
                                     $10,750          $11,437
                                     $13,623          $14,697
                                     $16,858          $18,178
11/30/99                             $22,584          $22,047

     Average Annual Total
  Returns For Periods Ended                   Class C                             S&P(R) 500
      November 30, 1999:                      Shares                                Index
-------------------------------------------------------------------------------------------
One Year:                                     33.95%                                20.89%
--------------------------------------------------------------------------------------------
Since Commencement on 6/14/96:                26.52%                                25.23%
-------------------------------------------------------------------------------------------

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
Management's Discussion of Portfolio Performance
Northern Institutional Focused Growth Portfolio--Continued

             COMPARISON OF CHANGE IN VALUE OF $10,000
               INVESTMENT IN NORTHERN INSTITUTIONAL
FOCUSED GROWTH PORTFOLIO VS. THE S&P(R) 500 COMPOSITE STOCK PRICE INDEX

          Focused Growth Portfolio - Class D     S&P 500 Index
12/8/94                              $10,000           $10,000
                                     $13,099           $13,693
                                     $15,378           $17,506
                                     $19,460           $22,496
                                     $24,056           $27,824
11/30/99                             $32,164           $33,808

     Average Annual Total
  Returns For Periods Ended                   Class D                             S&P(R) 500
      November 30, 1999:                      Shares                                Index
--------------------------------------------------------------------------------------------
One Year:                                     33.74%                                20.89%
--------------------------------------------------------------------------------------------
Since Commencement on 12/8/94:                26.46%                                27.46%
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Northern Institutional International Equity Index Portfolio

For the 12-month period ended November 30, 1999, international stocks, as represented by the MSCI's Europe, Australia and Far East Index (EAFE), returned
21.1 percent in U.S. dollars assuming the reinvestment of net dividends. Compared to U.S. stocks, EAFE outperformed the S&P(R) 500-Stock Index by 0.21 of a percentage point.
  There are two types of changes to the Index: Market-driven changes occur because of mergers, tenders, bankruptcies, new issues and other corporate actions, and are implemented at the time of the change. Structural changes occur based on changes in country compositions and/or regulations. MSCI reviews each constituent country every 18 to 24 months and implements necessary changes at the next quarterly rebalance, at the close of February, May, August, and November. The November, 1999 EAFE rebalance was marked by significant constituent restructuring.
  As designed, the Portfolio's performance closely tracked that of the EAFE Index. We will continue to practice a passive investment strategy, as we seek returns that approximate those of the EAFE Index.

Jonathan Cohen
Portfolio Manager

Foreign securities may involve additional risks, social, and political instability, reduced market liquidity, and currency volatility.

 COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN NORTHERN INSTITUTIONAL INTERNATIONAL EQUITY INDEX PORTFOLIO VS. THE MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALIA, AND FAR EAST (EAFE) INDEX

 [NORTHERN INTERNATIONAL LEGEND]

          International Equity Index Portfolio - Class A    EAFE Index
4/1/97    $    10,000                                       $    10,000
          $    10,550                                       $    10,250
          $    12,182                                       $    11,936
11/30/99  $    14,655                                       $    14,722

    Average Annual Total
  Returns For Periods Ended                    Class A                                  EAFE
     November 30, 1999:                        Shares                                  Index
---------------------------------------------------------------------------------------------
One Year:                                      20.32%                                  21.10%
---------------------------------------------------------------------------------------------
Since Commencement on 4/1/97:                  15.42%                                  14.80%
---------------------------------------------------------------------------------------------

          International Equity Index Portfolio - Class D    EAFE Index
10/5/98   $    10,000                                       $    10,000
          $    12,115                                       $    11,614
11/30/99  $    14,475                                       $    14,065

     Average Annual Total
   Returns For Period Ended                     Class D                                  EAFE
      November 30, 1999:                        Shares                                  Index
---------------------------------------------------------------------------------------------
One Year:                                       19.48%                                  21.10%
----------------------------------------------------------------------------------------------
Since Commencement on 10/5/98:                  37.80%                                  33.79%
---------------------------------------------------------------------------------------------

Northern Institutional Funds

Equity Portfolios
--------------------------------------------------------------------------------
Management's Discussion of Portfolio Performance
Northern Institutional International Growth Portfolio

Our overweighted position in the Japanese market had the biggest impact on the Portfolio's outperformance relative to the benchmark during the fiscal year. We felt the Japanese government's industrial competitiveness package and the series of proposed legislative changes would allow Japanese corporations the ability to restructure more aggressively than in the past. This, in turn, should enable the Japanese economy to return to a sustained economic growth environment.
  As it turned out, the government's generous fiscal stimulus package allowed the Japanese economy to emerge from its recessionary conditions of 1998. As companies announced restructuring measures throughout the Portfolio's fiscal year, the stock market reacted positively, rising 44 percent. Moreover, the Portfolio's overweighted position in Japan was boosted by the yen's increase of nearly 21 percent during the same period.
  In addition, the Portfolio benefited from its modestly underweighted position in the European markets and the euro. After an initial burst of outperformance, European markets consolidated during much of the calendar year, while the euro fell nearly 10 percent.
  Over the next six months we expect favorable economic conditions around the world. However, due to stretched valuations and lingering worries over interest rates, we have neutralized our country positions relative to the Portfolio's benchmark. This is due in part to our belief that the international markets could become volatile and that currency movement likely will prove less important going forward.

Robert A. LaFleur
Portfolio Manager

Foreign securities may involve additional risks, social, and political instability, reduced market liquidity, and currency volatility.

 COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN NORTHERN INSTITUTIONAL
  INTERNATIONAL GROWTH PORTFOLIO VS. THE MORGAN STANLEY CAPITAL INTERNATIONAL
                  EUROPE, AUSTRALIA, AND FAR EAST (EAFE) INDEX

          International Growth Portfolio - Class A      EAFE Index
3/28/94                                    $10,000         $10,000
                                           $10,210         $10,349
                                           $ 9,972         $11,132
                                           $10,966         $12,441
                                           $11,431         $12,391
                                           $13,768         $14,430
11/30/99                                   $17,916         $17,230

     Average Annual Total
  Returns For Periods Ended                     Class A                                  EAFE
      November 30, 1999:                        Shares                                  Index
----------------------------------------------------------------------------------------------
One Year:                                       30.07%                                  21.10%
----------------------------------------------------------------------------------------------
Five Year:                                      11.90%                                  11.05%
----------------------------------------------------------------------------------------------
Since Commencement on 3/28/94:                  10.81%                                  10.35%
----------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Northern Institutional Small Company Index Portfolio

Small-capitalization stocks, as represented by the Russell 2000 Index, returned
15.67 percent for the 12-month period ended November 30, 1999. Compared to large-capitalization stocks, as measured by the S&P(R) 500-Stock Index, small-capitalization stocks underperformed by 5.22 percentage points.
  The Portfolio's return for the 12-month period closely tracked that of the Russell 2000 Index.
  As of November 30, 1999, the market capitalization of companies in the Russell 2000 Index ranged from $2.7 million to $6.0 billion. The median company size was $428.0 million, while the average company size was $526.4 million. At fiscal year-end, there were 2,038 companies in the Russell 2000 Index.
  Looking ahead, we will continue our efforts to efficiently manage the Portfolio to provide small-stock returns that closely track those of the Russell 2000 Index.

Robert Bergson
Portfolio Manager

Small-company stocks are generally riskier than large-company stocks due to greater volatility and less liquidity.

 COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN NORTHERN INSTITUTIONAL
               SMALL COMPANY PORTFOLIO VS. THE RUSSELL 2000 INDEX

          Small Company Index Portfolio - Class A        Russell 2000 Index
1/11/93                                   $10,000                   $10,000
                                          $11,409                   $11,495
                                          $11,233                   $11,366
                                          $14,352                   $14,606
                                          $16,642                   $17,019
                                          $21,452                   $21,003
                                          $19,946                   $19,612
11/30/99                                  $21,893                   $22,612

        Average Annual
        Total Returns
       For Periods Ended                     Class A                           Russell 2000
      November 30, 1999:                     Shares                               Index
-------------------------------------------------------------------------------------------
One Year:                                    14.97%                               15.67%
-------------------------------------------------------------------------------------------
Five Year:                                   14.28%                               14.33%
-------------------------------------------------------------------------------------------
Since Commencement on 1/11/93:               12.05%                               12.57%
-------------------------------------------------------------------------------------------

          Small Company Index Portfolio-Class D       Russell 2000 Index
12/8/94                                 $10,000                  $10,000
                                        $13,164                  $12,851
                                        $15,293                  $14,974
                                        $18,756                  $18,479
                                        $17,337                  $17,256
11/30/99                                $19,792                  $20,574

        Average Annual
        Total Returns
      For Periods Ended                      Class D                           Russell 2000
      November 30, 1999:                     Shares                               Index
-------------------------------------------------------------------------------------------
One Year:                                    14.13%                               15.67%
-------------------------------------------------------------------------------------------
Since Commencement on 12/8/94:               14.69%                               14.82%
-------------------------------------------------------------------------------------------

Northern Institutional Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
Statements of Investments
November 30, 1999
(All amounts in thousands)

           Description
-----------------------------------------------
 Principal               Maturity
  Amount   Rate            Date    Value
-----------------------------------------------
                                 Bond Portfolio
 ASSET-BACKED SECURITIES--10.5%
 Auto--0.6%
           Bank One Auto
            Grantor Trust,
           Series 1997-B, Class
            A
 $ 5,801     6.29%        7/20/04 $ 5,783
                                  -------
 Diversified Financial Servic-
  es--3.0%
           Bunge Trade
            Ltd.(/1/)
   8,370     9.25          5/1/02   8,103
           Green Tree Financial
            Corp.,
           Series 1994-B, Class
            A
   6,226     7.85         7/15/04   6,218
           Series 1996-9, Class
            A6
   6,990     7.69         1/15/28   6,951
           Series 1997-6, Class
            B1
   7,300     7.17         1/15/29   6,766
                                  -------
                                   28,038
                                  -------
 Home Equity Loans--3.5%
           Contimortgage Home
           Equity Loan Trust,
           Interest Only
           Stripped Security,
           Series 1998-1, Class
           A10I
   --        6.50         9/15/00   4,585
           Contimortgage Net
           Interest Margin
           Notes, Series 1998-
           A, Class A(/1/)
   5,565     7.92         3/16/28   5,469
           Green Tree Home
           Equity Loan Trust,
           Series 1999-C, Class
           A2
   7,660     6.67         7/15/30   7,636
           IMC Excess Cashflow
           Securities Trust,
           Series 1997-A, Class
           A(/1/)
   9,653     7.41        11/26/28   3,861
           Lehman Brothers
           Commercial Conduit
           Mortgage Trust,
           Series 1999-C1,
           Class A-2
  11,685     6.78         4/15/09  11,316
                                  -------
                                   32,867
                                  -------
 Utilities--3.4%
           California
           Infrastructure &
           Economic
           Development, Series
           1997-1, Class A4
  15,105     6.22         3/25/04  14,982
           PP&L Transition Bond
           Co. LLC,
           Series 1999-1, Class
           A5
  16,800     6.83         3/25/07  16,837
                                  -------
                                   31,819
-----------------------------------------------
 TOTAL ASSET-BACKED SECURITIES
  (Cost $115,320)                  98,507
-----------------------------------------------

           Description
-----------------------------------------
 Principal               Maturity
  Amount   Rate            Date    Value
-----------------------------------------
 COLLATERALIZED MORTGAGE OBLIGATIONS--
  11.6%
           Commercial Mortgage
           Asset Trust,
           Series 1999-C1,
           Class A-3
 $ 9,395     6.64%        9/17/10 $ 8,931
           Credit Suisse First
           Boston Mortgage
           Securities Corp.,
           Series 1998-C2,
           Class A-1
   8,758     5.96        12/15/07   8,383
           Delta Funding Corp.,
           Interest Only
           Stripped Security,
           Series 1991-1, Class
           A-4(/1/)
   --        7.50          1/1/06       6
           Donaldson, Lufkin &
           Jenrette
           Commercial Mortgage
           Corp.,
           Adjustable Rate,
           Interest Only
           Stripped Security,
           Series 1998-CF1,
           Class CP
   --        0.91         4/15/05   2,691
           Donaldson, Lufkin &
           Jenrette
           Mortgage Acceptance
           Corp.,
           Series 1994-Q8,
           Class 2-A1
   2,233     7.25         5/25/24   2,304
           Donaldson, Lufkin &
           Jenrette
           Mortgage Acceptance
           Corp.,
           Adjustable Rate,
           Interest Only
           Stripped Securities,
           Series 1995-QE9,
           Class S
   --        6.56        11/25/25     236
           Series 1996--CF2,
            Class S(/1/)
   --        2.18        11/12/21   4,942
           Series 1997--CF2,
            Class CP
   --        1.36        11/15/04   2,931
           First Union-Lehman
           Brothers-Bank of
           America Commercial
           Mortgage Trust,
           Series 1998-C2,
            Class A-2
  12,855     6.56        11/18/08  12,324
           Lehman FHA Title
           Loan Trust,
           Interest Only
           Stripped Security,
           Series 1996-2, Class
           S
    --       0.586        5/25/17   1,277
           Morgan Stanley
           Capital I,
           Series 1998-WF1,
           Class A2
  19,140     6.55        12/15/07  18,479
           Series 1999-LIFE,
           Class A2
  14,745     7.11         7/15/09  14,581
           Nationslink Funding
           Corp.,
           Series 1999-1, Class
           A-2
  28,140     6.316       11/20/08  26,608
           PNC Mortgage
            Securities Corp.,
           Series 1996-PR1,
            Class A(/1/)
   5,629     7.11         4/28/27   5,302
           Residential Asset
            Securitization
            Trust,
           Series 1997-A8,
            Class A-3
     702     7.00        10/25/27     699
-----------------------------------------
 TOTAL COLLATERALIZED MORTGAGE
  OBLIGATIONS (Cost $115,821)     109,694
-----------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

           Description
----------------------------------------------------------------------------
 Principal                          Maturity
  Amount   Rate                       Date               Value
----------------------------------------------------------------------------
 CORPORATE/FOREIGN GOVERNMENT
  BONDS/NOTES--27.4%
 Airlines--1.9%
           U.S. Airways Pass-Thru
 $  18,000   8.36%                         1/20/19      $ 17,849
                                                        --------
 Beverages--1.5%
           Coca-Cola (The) Co.
    14,295   6.70                         10/15/36        14,212
                                                        --------
 Diversified Financial Services--13.5%
           Bank One Corp.
    23,920   6.40                           8/1/02        23,629
           Caterpillar Financial Service Corp.
    18,100  6.875                           8/1/04        18,002
           CIT Group, Inc.
    14,780   6.50                          6/14/02        14,656
           Diageo Capital PLC,
    23,480  6.625                          6/24/04        23,152
           Ford Motor Credit Co.
    15,200   5.75                          2/23/04        14,518
           General Motors Acceptance Corp.
     7,660   5.85                          1/14/09         6,920
           Household Finance Corp.
     7,660  5.875                           2/1/09         6,879
           Petrozuata Finance, Inc.
     4,950   8.22                           4/1/17         3,713
           Yosemite Security Trust I(/1/)
    16,000   8.25                         11/15/04        15,981
                                                        --------
                                                         127,450
                                                        --------
 Environmental Control--1.4%
           Waste Management, Inc.
    14,640   7.10                           8/1/26        13,397
                                                        --------
 Insurance--2.0%
           Anthem Insurance, Inc.
     5,740   9.00                           4/1/27(/1/)    5,379
           Lumberman's Mutual Casualty Co.
     8,820   9.15                           7/1/26(/1/)    8,600
     3,070   8.30                          12/1/37         2,678
     1,880   8.45                          12/1/97(/1/)    1,604
                                                        --------
                                                          18,261
                                                        --------
 Sovereign--2.0%
           Asian Development Bank
    19,480   6.375                         10/1/28        19,145
                                                        --------
 Special Purpose--1.6%
           Air 2 U.S. Enhanced Equipment
    15,000   8.03                          10/1/19        15,159
                                                        --------
 Telephone--3.0%
           AT&T Corp.
    16,720   6.00                          3/15/09        15,400

           Description
------------------------------------------------------------
 Principal                           Maturity
  Amount   Rate                        Date          Value
------------------------------------------------------------
           MCI WorldCom, Inc.,
 $  12,855  6.125%                          8/15/01 $ 12,749
                                                    --------
                                                      28,149
                                                    --------
 Transportation Services--0.5%
           Burlington Northern Santa Fe Corp.
     4,780   6.53                           7/15/37    4,684
------------------------------------------------------------
 TOTAL CORPORATE/FOREIGN
  GOVERNMENT BONDS/NOTES--
  (Cost $267,920)                                    258,306
------------------------------------------------------------
 U.S. GOVERNMENT AGENCIES--20.2%
 Fannie Mae REMIC Trust--7.6%
           Series 1992-73, Class G
        14   7.50                           4/25/21       14
           Interest Only Stripped Securities,
           Series 278, Class 2
        --   1.25                            8/1/25      999
           Series 1997-20, Class IO
        --   20.1                           3/25/27    2,049
           Pool #452421
    29,606   6.00                           12/1/28   27,450
           Pool #452480
    29,901   6.00                           11/1/28   27,723
           Pool #499505
     4,735   6.50                            7/1/29    4,516
           Pool #495404
     9,460   6.00                            4/1/29    8,771
           Principal Only Stripped Security,
           Series 1994-9, Class G
        58   5.15                          11/25/23       56
                                                    --------
                                                      71,578
                                                    --------
 Fannie Mae--10.2%
    37,985  5.625                           5/14/04   36,602
    37,465  5.25                            1/15/09   33,578
    27,120  6.375                           6/15/09   26,332
                                                    --------
                                                      96,512
                                                    --------
 Freddie Mac REMIC Trusts--2.4%
           Pool #C18118
    14,421  6.00                            11/1/28   13,384
           Pool #C00835
     9,962  6.50                             7/1/29    9,507
                                                    --------
                                                      22,891
------------------------------------------------------------
 TOTAL U.S. GOVERNMENT AGENCIES
  (Cost $198,139)                                    190,981
------------------------------------------------------------
 U.S. GOVERNMENT OBLIGATIONS--24.8%
 U.S. Treasury Bonds--12.9%
    64,880  7.50                           11/15/16   70,670
    47,955  7.125                           2/15/23   51,132
                                                    --------
                                                     121,802
                                                    --------

See accompanying notes to financial statements.

Northern Institutional Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
Statements of Investments
November 30, 1999
(All amounts in thousands)

           Description
-----------------------------------------------------
 Principal
  Amount/                Maturity
  Shares   Rate            Date    Value
-----------------------------------------------------
                          Bond Portfolio--(Continued)
 U.S. Treasury Inflation Index
  Notes--3.4%
 $32,115    3.625%        1/15/08 $ 32,161
                                  --------
 U.S. Treasury Notes--8.5%
  30,000     5.75        10/31/02   29,761
  50,940    6.125         8/15/07   50,407
                                  --------
                                    80,168
-----------------------------------------------------
 TOTAL U.S. GOVERNMENT OBLIGA-
  TIONS
  (Cost $243,044)                  234,131
-----------------------------------------------------
 PREFERRED STOCKS--1.3%
  (Cost $15,000)
 Agency--1.3%
  15,000   Home Ownership
            Funding Corp. (/1/)     12,453
-----------------------------------------------------
 FLOATING RATE BANK NOTES--2.0%
           Lloyds Bank PLC,
            Series 1
  11,800    5.563         6/15/00   10,293
           National Westminster
            Bank, Series C
   9,790    5.625         2/29/00    8,272
-----------------------------------------------------
 TOTAL FLOATING RATE BANK NOTES
  (Cost $18,712)                    18,565
-----------------------------------------------------
 SHORT-TERM INVESTMENT--0.9%
  (Cost $8,276)
           Chase Manhattan
            Bank, London,
           Eurodollar Time
            Deposit,
   8,276    5.688         12/1/99    8,276
-----------------------------------------------------
 TOTAL INVESTMENTS--98.7%
  (Cost $982,232)                 $930,913
-----------------------------------------------------
 Other assets, less liabili-
  ties--1.3%                        12,302
-----------------------------------------------------
 NET ASSETS--100.0%               $943,215
-----------------------------------------------------
-----------------------------------------------------

(/1/)At November 30, 1999, the Portfolio owned restricted securities valued at approximately $71,700 (7.6% of net assets), with an aggregate cost basis of $76,653. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers or, if not available, in accordance with procedures established by the Trustees.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

           Description
-----------------------------------------------------
 Principal               Maturity
  Amount   Rate            Date   Value
-----------------------------------------------------
                          Intermediate Bond Portfolio
 ASSET-BACKED SECURITIES--8.0%
 Auto--1.9%
           Chevy Chase
            Automobile
            Receivables Trust,
           Series 1997-4, Class
            A
 $ 212       6.25%        6/15/04 $ 211
           Western Financial
            Owner Trust,
           Series 1998-B, Class
            A-3
   712       5.95         7/20/02   710
                                  -----
                                    921
                                  -----
 Home Equity Loans--2.0%
           Advanta Mortgage
           Loan Trust, Interest
           Only Stripped
           Security, Series
           1998-1, Class AIO
   --        5.00        10/25/00   198
           Contimortgage Net
           Interest Margin
           Notes, Series 1998-
           A, Class A(/1/)
   177       7.92         3/16/28   174
           Green Tree Financial
           Corp.,
           Series 1999-C, Class
           A-2
   390       6.67         7/15/30   389
           IMC Excess Cashflow
           Securities Trust,
           Series 1997-A, Class
           A(/1/)
   631       7.41        11/26/28   252
                                  -----
                                  1,013
                                  -----
 Other--2.7%
           IKON Receivables
           LLC, Series 1999-2,
           Class A-3A
 1,320       6.59         8/15/03 1,314
                                  -----
 Utilities--1.4%
           California
           Infrastructure &
           Economic
           Development, Series
           1997-1, Class A-4
   690       6.22         3/25/04   684
-----------------------------------------------------
 TOTAL ASSET-BACKED SECURITIES
  (Cost $4,656)                   3,932
-----------------------------------------------------
 COLLATERALIZED MORTGAGE OBLIGATIONS--
  12.1%
           Commercial Mortgage
           Asset Trust,
           Series 1999-C1,
           Class A-3
   880       6.64         9/17/10   836
           Credit Suisse First
           Boston Mortgage
           Securities Corp.,
           Series 1998-C2,
           Class A-1
 1,118       5.96        12/15/07 1,070
           Donaldson, Lufkin, &
           Jenrette
           Commercial Mortgage
           Corp.,
           Series 1998-CF1,
           Class A-1B
 1,000       6.41         2/15/08   952
           Donaldson, Lufkin, &
           Jenrette
           Mortgage Acceptance
           Corp.,
           Adjustable Rate,
           Interest Only
           Stripped Security,
           Series 1996-CF2,
           Class S(/1/)
   --        2.18        11/12/21   612

           Description
----------------------------------------
 Principal               Maturity
  Amount   Rate            Date   Value
----------------------------------------
           GMAC Commercial
           Mortgage
           Securitization
           Series 1999-C3,
           Class A-1B
 $   305     7.27%        8/15/09 $  305
           Morgan Stanley
           Capital I,
           Series 1998-WF1,
           Class A-2
     355     6.55        12/15/07    343
           Mortgage Capital
           Funding,
           Series 1998-MC1,
            Class A-2
     235     6.66         1/18/08    227
           Nationslink Funding
           Corp.,
           Series 1999-1, Class
           A-2
   1,700     6.32        11/20/08  1,607
           Residential Asset
           Securitization
           Trust,
           Series 1997-A8,
           Class A3
      29     7.00        10/25/27     28
----------------------------------------
 TOTAL COLLATERALIZED MORTGAGE
  OBLIGATIONS (Cost $6,361)        5,980
----------------------------------------
 CORPORATE BONDS--22.1%
 Banks--2.6%
           Bank One Corp.
   1,300     6.40          8/1/02  1,284
                                  ------
 Computers--2.1%
           Electronic Data
            Systems Corp.
   1,050     6.85        10/15/04  1,044
                                  ------
 Diversified Financial Servic-
  es--11.20%
           Bunge Trade
            Ltd.(/1/)
   1,000     9.25          5/1/02    968
           CIT Group Holdings,
            Inc.
     690     6.38        11/15/02    679
           Diageo Capital PLC
   1,500    6.625         6/24/04  1,479
           Ford Motor Credit
            Co.
   1,800     5.80         1/12/09  1,619
           Transamerican
            Finance
     820     7.25         8/15/02    821
                                  ------
                                   5,566
                                  ------
 Environmental Control--.8%
           Waste Management,
            Inc.
     440     7.10          8/1/26    403
                                  ------
 Insurance--1.3%
           Lumbermans' Mutual
            Casualty Co.(/1/)
     545     9.15          7/1/26    531
     105     8.45         12/1/37     90
                                  ------
                                     621
                                  ------
 Telephone--2.6%
           MCI WorldCom, Inc.
   1,225     7.75          4/1/07  1,261
                                  ------

See accompanying notes to financial statements.

Northern Institutional Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
Statements of Investments
November 30, 1999
(All amounts in thousands)

           Description
------------------------------------------------------------
 Principal               Maturity
  Amount   Rate            Date    Value
------------------------------------------------------------
                    Intermediate Bond Portfolio--(Continued)
 Transportation--1.5%
           Burlington Northern
            Santa Fe Corp.
 $   750     6.53%        7/15/37 $   735
------------------------------------------------------------
 TOTAL CORPORATE BONDS (Cost
  $11,511)                         10,914
------------------------------------------------------------
 U.S. GOVERNMENT AGENCIES--18.7%
 Fannie Mae REMIC Trust--9.5%
           Pool #440700
   1,281     6.00         11/1/28   1,188
           Pool #456078
   3,816     6.00         12/1/28   3,538
                                  -------
                                    4,726
                                  -------
 Fannie Mae--8.1%
   2,150    5.625         5/14/04   2,072
   2,150     5.25         1/15/09   1,927
                                  -------
                                    3,999
                                  -------
 Freddie Mac--1.1%
           Pool #C18079
     586     6.00         11/1/28     544
------------------------------------------------------------
 TOTAL U.S. GOVERNMENT AGENCIES
  (Cost $9,647)                     9,269
------------------------------------------------------------
 U.S. GOVERNMENT OBLIGATIONS--28.3%
 U.S. Treasury Inflation Indexed Notes--
  2.1%
   1,050    3.625         1/15/08   1,051
                                  -------
 U.S. Treasury Notes--26.2%
   7,900    6.625         7/31/01   7,980
   4,990     5.75        10/31/02   4,950
                                  -------
                                   12,930
------------------------------------------------------------
 TOTAL U.S. GOVERNMENT OBLIGA-
  TIONS
  (Cost $14,175)                   13,981
------------------------------------------------------------
 FLOATING RATE BANK NOTES--2.9%
           Lloyds Bank PLC,
           Series I
     560     5.90        08/17/00     488
           National Westminster
           Bank
   1,130     6.25         2/29/00     955
------------------------------------------------------------
 TOTAL FLOATING RATE BANK NOTES
  (Cost $1,445)                     1,443
------------------------------------------------------------
 SHORT-TERM INVESTMENT--7.0%
  (Cost $3,477)
           Chase Manhattan
           Bank, London,
           Eurodollar Time
           Deposit,
  3,477     5.688         12/1/99   3,477
------------------------------------------------------------
 TOTAL INVESTMENTS--99.1%
  (Cost $51,272)                  $48,996
------------------------------------------------------------
 Other assets, less liabili-
  ties--0.9%                          444
------------------------------------------------------------
 NET ASSETS--100.0%               $49,440
------------------------------------------------------------
------------------------------------------------------------

(1) At November 30, 1999, the Portfolio owned restricted securities valued at approximately $2,627 (5.3% of net assets), with an aggregate cost basis of $3,253. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers or, if not available, in accordance with procedures established by the Trustees.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

           Description
------------------------------------------------------
   Local
 Currency
 Principal               Maturity
  Amount   Rate            Date    Value
------------------------------------------------------
                          International Bond Portfolio
 DEBT OBLIGATIONS--92.4%
 Australian Dollar--2.4%
           Commonwealth of
            Australia
    980     10.00%       10/15/02 $   685
                                  -------
 British Pound Sterling--11.0%
           BAA PLC
    525     7.875         2/10/07     882
           Lloyds Bank PLC
    800     7.375         3/11/04   1,283
           Treasury of Great
            Britain
    400      8.00          6/7/21     942
                                  -------
                                    3,107
                                  -------
 Canadian Dollar--2.6%
           Province of Ontario
  1,050      7.25         9/27/05     744
                                  -------
 Danish Krone--5.5%
           Kingdom of Denmark
 10,100      8.00         3/15/06   1,554
                                  -------
 Euro--42.4%
           Electricite de
            France
  1,214      3.75        10/28/03   1,188
           Federal Republic of
            Germany
    750      6.00         2/16/06     795
  1,650      4.00          7/4/09   1,518
    918      6.25          1/4/24     967
           Kingdom of Belgium
    453      7.50         7/29/08     520
           Kingdom of France
  1,400      4.00        10/25/09   1,277
           Kingdom of the
            Netherlands
    318      5.75         2/15/07     332
           Kingdom of Spain
    940      0.00         1/31/03     901
    210     10.00         2/28/05     261
           Republic of Austria
  1,670      8.00         1/30/02     920
           Republic of Finland
  1,920      5.30          2/9/01   1,003
           Republic of Italy
  2,066      8.50          4/1/04   2,367
                                  -------
                                   12,049
                                  -------
 Japanese Yen--21.1%
           Asian Development
            Bank
 90,000      5.00          2/5/03   1,001

           Description
-----------------------------------------
   Local
 Currency
 Principal               Maturity
  Amount   Rate            Date    Value
-----------------------------------------
           International Bank
           for Reconstruction
           and Development
  100,000    4.50%        3/20/03 $ 1,106
           Japan Development
           Bank
  160,000    6.50         9/20/01   1,739
           KFW International
            Finance
  220,000    1.00        12/20/04   2,144
                                  -------
                                    5,990
                                  -------
 Swedish Krona--1.8%
           Kingdom of Sweden
    3,700   10.25          5/5/03     503
                                  -------
 United States Dollar--5.6%
           U.S. Treasury Bond
    1,500   7.125         2/15/23   1,599
---------------------------------------------
 TOTAL DEBT OBLIGATIONS (Cost
  $27,843)                         26,231
---------------------------------------------
 SHORT-TERM INVESTMENT--0.8%
  (Cost $224)
           Chase Manhattan
            Bank, London,
           Eurodollar Time
            Deposit,
      224   5.688%        12/1/99     224
---------------------------------------------
 TOTAL INVESTMENTS--93.2%
  (Cost $28,067)                  $26,455
---------------------------------------------
 Other assets, less liabili-
  ties--6.8%                        1,942
---------------------------------------------
 NET ASSETS--100.0%               $28,397
---------------------------------------------
---------------------------------------------

See accompanying notes to financial statements.

Northern Institutional Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
Statements of Investments
November 30, 1999
(All amounts in thousands)

           Description
--------------------------------------------------------
 Principal               Maturity
  Amount   Rate            Date    Value
--------------------------------------------------------
                       Short-Intermediate Bond Portfolio
 ASSET-BACKED SECURITIES--23.5%
 Airplane Leases--1.4%
           Pegasus Aviation
            Lease
            Securitization,
           Series 1999-1A,
            Class A1
 $  2,734    6.30%        3/25/29 $  2,644
                                  --------
 Auto--1.2%
           Chevy Chase
            Automobile
            Receivables Trust,
           Series 1997-4, Class
            A
    1,806    6.25         6/15/04    1,793
           Olympic Automobile
            Receivables Trust,
           Series 1995-A, Class
            A
      373    7.875        7/15/01      373
                                  --------
                                     2,166
                                  --------
 Credit Card--3.0%
           MBNA Master Credit
            Card Trust,
           Series 1998-J, Class
            A
    5,800    5.25         2/15/06    5,519
                                  --------
 Equipment--2.0%
           American Airlines
            Pass Through Trust,
           Series 1991-1, Class
            C
    3,650    7.155        4/15/06    3,622
                                  --------
 Home Equity Loans--11.8%
           Contimortgage Home
           Equity Loan Trust,
           Interest Only
           Stripped Security,
           Series 1998-1, Class
           A10I
       --    7.70         9/15/00    1,612
           Contimortgage Net
           Interest Margin
           Notes, Series 1998-
           A, Class A(/1/)
    2,193    7.92         3/16/28    2,156
           Delta Funding Home
           Equity Loan Trust,
           Interest Only
           Stripped Security,
           Series 1997-2, Class
           AIO
       --    8.29         6/25/27      645
           Distribution
           Financial Services
           Trust,
           Series 1999-3, Class
           A3
    5,440    6.43        11/15/07    5,407
           Green Tree Home
           Equity Loan Trust,
           Series 1998-C, Class
           A6
    5,800    6.29         7/15/29    5,662
           IMC Excess Cashflow
           Securities
           Trust,(/1/)
           Series 1997-A, Class
           A
    2,603    7.41        11/27/28    1,041
           Lehman FHA Title I
           Loan Trust,
           Series 1995-3, Class
           A
    4,591    8.00         5/25/16    4,639
           Interest Only
           Stripped Security,
           Series 1995-6, Class
           S
       --   10.24        11/25/16      680
                                  --------
                                    21,842
                                  --------

           Description
-----------------------------------------------------------------
 Principal                           Maturity
  Amount   Rate                        Date           Value
-----------------------------------------------------------------
 Utilities--4.1%
           California Infrastructure Pacific Gas
           & Electric, Series 1997-1, Class A3
 $  4,222    6.15%                           6/25/02 $  4,219
           ComEd Transitional Funding Trust,
           Series 1998-1, Class A2
    3,000    5.29                            6/25/03    2,964
           Southern Pacific Secured Asset Corp.,
           Interest Only Stripped Security,
           Series 1997-2, Class AIO
       --    1.78                            6/25/00      419
                                                     -------- ---
                                                        7,602
-----------------------------------------------------------------
 TOTAL ASSET-BACKED SECURITIES
  (Cost $56,184)                                       43,395
-----------------------------------------------------------------
 COLLATERALIZED MORTGAGE OBLIGATIONS--17.9%
           AAMES Mortgage Trust,
           Interest Only Stripped Security,
           Series 1997-B, Class AIO
       --    8.40                            7/15/00      494
           BA Mortgage Securities, Inc.,
           Series 1998-4, Class 1A5
    7,834    6.50                            8/25/28    7,656
           Donaldson, Lufkin & Jenrette
           Commercial Mortgage Corp.,
           Interest Only Stripped Securities,
           Series 1998-CF1, Class CP
       --    0.91                            4/15/05    3,851
           Series 1997-CF2, Class CP(/1/)
       --    7.08                           11/15/04    4,707
           Series 1994-Q8, Class 2A1
       --    7.25                            5/25/24      991
           GE Capital Mortgage Series, Inc.,
           Series 1994-15, Class A-6
    3,106    6.00                            4/25/09    3,052
           Nationslink Funding Corp.
           Series 1999-SL, Class A-3
    5,000   6.297                           12/10/02    4,942
           PNC Mortgage Securities Corp.,
           Series 1996-PRI, Class A(/1/)
    1,618    7.11                            4/28/27    1,524
           Principal Only Stripped Security
           Series 1998-A1, Class A-6
    1,194   14.24                            3/25/28    1,111
           Prudential Home Mortgage Securities
           Co.,
           Series 1994-1, Class A-3
    4,507    6.00                            2/25/09    4,461
           Residential Asset Securitization
           Trust,
           Series 1997-A8, Class A-3
      285    7.00                           10/25/27      283
-----------------------------------------------------------------
 TOTAL COLLATERALIZED MORTGAGE
  OBLIGATIONS (Cost $37,661)                           33,072
-----------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

           Description
------------------------------------------
 Principal               Maturity
  Amount   Rate            Date    Value
------------------------------------------
 CORPORATE BONDS--20.5%
 Auto--2.1%
           Ford Motor Credit
            Co.
 $   4,000   5.75%        2/23/04 $  3,821
                                  --------
 Computer Services--1.5%
           Electronic Data
            Systems
     2,705   6.85        10/15/04    2,690
                                  --------
 Diversified Financial Servic-
  es--14.8%
           Associates Corp., NA
     5,000   5.85         1/15/01    4,961
           Bank One Corp.
     4,640   6.40         8/01/02    4,583
           Donaldson, Lufkin & Jenrette,
           Inc.,
           Medium Term Note
     6,500  5.625         2/15/16    6,361
           Bunge Trade Ltd.(/1/)
     1,935   9.25         5/01/02    1,873
           Diageo Capital Placement
     5,545  6.625         6/24/04    5,467
           Yosemite Security
            Trust I(/1/)
     4,000   8.25        11/15/04    3,995
                                  --------
                                    27,240
                                  --------
 Telephone--2.1%
           MCI WorldCom, Inc.
     4,000  6.125         8/15/01    3,967
------------------------------------------
 TOTAL CORPORATE BONDS
  (Cost $38,242)                    37,718
------------------------------------------
 U.S. GOVERNMENT AGENCY--0.0% (Cost $48)
           Fannie Mae REMIC
           Trust,
           Principal Only
           Stripped Security,
           Series 1994-9, Class
           G
        58   5.63        11/25/23       56
------------------------------------------
 U.S. GOVERNMENT OBLIGATIONS--35.5%
 U.S. Treasury Inflation Indexed
  Notes--4.8%
     8,805  3.625         1/15/08    8,818
                                  --------
 U.S. Treasury Notes--30.7%
    26,310   5.75        10/31/02   26,100
    30,900   5.75         8/15/03   30,523
                                  --------
                                    56,623
------------------------------------------
 TOTAL U.S. GOVERNMENT OBLIGA-
  TIONS
  (Cost $66,165)                    65,441
------------------------------------------

           Description
------------------------------------------
 Principal               Maturity
  Amount   Rate            Date    Value
------------------------------------------
 SHORT-TERM INVESTMENT--1.3%
  (Cost $2,410)
           Chase Manhattan
            Bank, London,
           Eurodollar Time
            Deposit,
 $  2,410    5.688%      12/1/99  $  2,410
------------------------------------------
 TOTAL INVESTMENTS--98.7%
  (Cost $200,710)                 $182,092
------------------------------------------
 Other assets, less liabili-
  ties--1.3%                         2,411
------------------------------------------
 NET ASSETS--100.0%               $184,503
------------------------------------------
------------------------------------------

(/1/)At November 30, 1999, the Portfolio owned restricted securities valued at approximately $15,296 (8.3% of net assets), with an aggregate cost basis of $18,866. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers or, if not available, in accordance with procedures established by the Trustees.

See accompanying notes to financial statements.

Northern Institutional Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
Statements of Investments
November 30, 1999
(All amounts in thousands)

           Description
----------------------------------------------------------
 Principal                 Maturity
  Amount   Rate              Date       Value
----------------------------------------------------------
                      U.S. Government Securities Portfolio
 CORPORATE BONDS--2.3%
  (Cost $2,000)
 Banks--2.3%
           Asian Development Bank
 $ 2,000    6.50%              9/21/02 $ 1,992
----------------------------------------------------------
 U.S. GOVERNMENT AGENCIES--44.2%
 COLLATERALIZED MORTGAGE OBLIGATIONS--7.1%
 Fannie Mae REMIC Trust--4.6%
           Series 1998-M2, Class
           CPI,
           Interest Only Stripped
           Security
      --    9.64               2/17/02     372
           Series 1997-M1, Class A
   2,026    6.78               1/17/03   2,030
           Series 1993-133, Class
           EZ
   1,354    5.85               2/25/17   1,346
           Series 1992-2000, Class
           E
       4    6.25               6/25/17       4
           Series 1997-20, Class
           IO,
           Interest Only Stripped
           Security
      --    20.10              3/25/27     333
                                       -------
                                         4,085
                                       -------
 Freddie Mac--2.5%
           Series 2080, Class PE
   2,250    6.00              11/15/21   2,184
                                       -------
                                         6,269
                                       -------
 MORTGAGE-BACKED SECURITIES--11.0%
 Fannie Mae--7.1%
           Pool #124945
   1,439    6.801               1/1/31   1,478
           Pool #452480
   2,612    6.00               11/1/28   2,421
           Pool #452421
   2,586    6.00               12/1/28   2,398
                                       -------
                                         6,297
                                       -------
 Freddie Mac--3.9%
           Pool #410092
     161    6.825              12/1/98     165
           Pool #G00767
   1,486    7.50                8/1/27   1,484
           Pool #C18079
   1,991    6.00               11/1/28   1,848
                                       -------
                                         3,497
                                       -------
                                         9,794
                                       -------

                Description
-----------------------------------------------------------------
   Principal                              Maturity
     Amount     Rate                        Date           Value
-----------------------------------------------------------------
 AGENCY OBLIGATIONS--26.1%
 Fannie Mae--9.8%
 $ 4,000         6.40%                             5/2/01 $ 4,004
   2,000         5.80                             7/23/01   1,983
   2,750         5.25                             1/15/03   2,659
                                                          -------
                                                            8,646
                                                          -------
 Federal Farm Credit Bank--4.4%
   4,000         5.125                             4/2/01   3,939
                                                          -------
 Freddie Mac--10.2%
   4,670         5.50                             5/15/02   4,577
   2,250         6.25                            10/15/02   2,241
   2,250         5.75                             7/15/03   2,195
                                                          -------
                                                            9,013
                                                          -------
 Tennessee Valley Authority--1.7%
   1,500         6.235                            7/15/45   1,495
                                                          -------
                                                           23,093
-----------------------------------------------------------------
 TOTAL U.S. GOVERNMENT AGENCIES
  (Cost $40,181)                                           39,156
-----------------------------------------------------------------
 U.S. GOVERNMENT OBLIGATIONS--43.2%
 U.S. Treasury Notes--40.2%
  19,500         6.625                            7/31/01  19,698
   2,250         6.25                             1/31/02   2,260
   3,500         6.625                            4/30/02   3,546
   8,000         5.75                            10/31/02   7,936
   2,000         7.50                             2/15/05   2,112
                                                          -------
                                                           35,552
                                                          -------
 U.S. Treasury Inflationary Index--3.0%
   2,700         3.625                            1/15/08   2,704
-----------------------------------------------------------------
 TOTAL U.S. GOVERNMENT OBLIGATIONS
  (Cost $38,992)                                           38,256
-----------------------------------------------------------------
 SHORT-TERM INVESTMENT--7.8%
  (Cost $6,902)
                Federal Home Loan Bank Discount Note
   6,902         5.569                            12/1/99   6,902
-----------------------------------------------------------------
 TOTAL INVESTMENTS--97.5%
  (Cost $88,075)                                          $86,306
-----------------------------------------------------------------
 Other assets, less liabilities--2.5%                       2,203
-----------------------------------------------------------------
 NET ASSETS--100.0%                                       $88,509
-----------------------------------------------------------------
-----------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

           Description
------------------------------------------------------
 Principal               Maturity
  Amount   Rate            Date    Value
------------------------------------------------------
                         U.S. Treasury Index Portfolio
 U.S. GOVERNMENT OBLIGATIONS--
  98.6%
 U.S. Treasury Notes--66.1%
 $ 2,000      5.50%      12/31/00 $  1,991
     650     4.875        3/31/01      641
   1,000      6.50        5/31/01    1,007
   1,100     6.375        9/30/01    1,106
     800      7.50       11/15/01      821
   1,000     6.625        3/31/02    1,012
     840      6.00        7/31/02      839
     630      6.25        2/15/03      633
   2,350      5.75        8/15/03    2,321
     850      6.00        8/15/04      845
   1,850      6.50        8/15/05    1,874
     960      6.25        2/15/07      958
     840      4.75       11/15/08      755
                                  --------
                                    14,803
                                  --------
 U.S. Treasury Bonds--32.5%
     660     14.00       11/15/11      935
   1,550      7.25        5/15/16    1,649
     350      9.00       11/15/18      439
   1,025     8.125        5/15/21    1,203
     740      8.00       11/15/21      860
     500      6.25        8/15/23      483
   1,530      6.50       11/15/26    1,527
     230      5.25        2/15/29      195
                                  --------
                                     7,291
------------------------------------------------------
 TOTAL U.S. GOVERNMENT OBLIGA-
  TIONS
  (Cost $22,704)                    22,094
------------------------------------------------------
 SHORT-TERM INVESTMENT--1.5%
  (Cost $325)
           Federal Home Loan
           Bank Discount Note
     325     5.569        12/1/99      325
------------------------------------------------------
 TOTAL INVESTMENTS--100.1%
  (Cost $23,029)                  $ 22,419
------------------------------------------------------
 Liabilities, less other as-
  sets--(0.1)%                         (15)
------------------------------------------------------
 NET ASSETS--100.0%               $ 22,404
------------------------------------------------------
------------------------------------------------------

See accompanying notes to financial statements.

Northern Institutional Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
Statements of Assets and Liabilities
November 30, 1999
(All amounts in thousands, except net asset value per share)

                                                                  Short-       U.S.      U.S.
                                    Intermediate International Intermediate Government Treasury
                           Bond         Bond         Bond          Bond     Securities   Index
                         Portfolio   Portfolio     Portfolio    Portfolio   Portfolio  Portfolio
------------------------------------------------------------------------------------------------
Assets:
Investments in securi-
ties, at cost            $982,232     $51,272       $28,067      $200,710    $88,075    $23,029
------------------------------------------------------------------------------------------------
Investments in securi-
ties, at value           $930,913     $48,996       $26,455      $182,092    $86,306    $22,419
Cash and foreign cur-
rencies                         1           6         1,291             1          1          1
Receivables:
 Interest                  12,578         611           680         2,482      1,017        248
 Fund shares sold           1,544           7             2           103      1,221          5
 Administrator                 23           7             7             6          5          6
Deferred organization
 cost, net                     --          10            --            --         --         --
Other assets                   21           5             2            11          2          3
------------------------------------------------------------------------------------------------
Total assets              945,080      49,642        28,437       184,695     88,552     22,682
------------------------------------------------------------------------------------------------
Liabilities:
Payable for:
 Fund shares redeemed       1,323         171            --            98         --          6
 Investment securities
  purchased                    --          --            --            --         --        251
Accrued expenses:
 Advisory fees                194          10            17            39         18          3
 Shareholder service
  fees                        169          --            --             2          1          1
 Administration fees           78           4             4            15          7          2
 Transfer agent fees           13           1            --             2          1         --
 Custodian fees                 5           2             4             2          3          1
Other liabilities              83          14            15            34         13         14
------------------------------------------------------------------------------------------------
Total liabilities           1,865         202            40           192         43        278
------------------------------------------------------------------------------------------------
Net assets               $943,215     $49,440       $28,397      $184,503    $88,509    $22,404
------------------------------------------------------------------------------------------------
Analysis of net assets:
Paid-in capital          $997,658     $53,555       $30,252      $202,063    $90,464    $23,026
Undistributed (distri-
 bution in excess of)
 net investment income      2,635          74           (26)        1,755         89         51
Accumulated net
 realized losses on
 investments, forward
 foreign currency
 contracts and foreign
 currency transactions     (5,759)     (1,913)         (185)         (697)      (275)       (63)
Net unrealized
 depreciation on
 investments, forward
 foreign currency
 contracts and foreign
 currency transactions    (51,319)     (2,276)       (1,612)      (18,618)    (1,769)      (610)
Net unrealized loss on
 translation of other
 assets and liabilities
 denominated in foreign
 currencies                    --          --           (32)           --         --         --
------------------------------------------------------------------------------------------------
Net assets               $943,215     $49,440       $28,397      $184,503    $88,509    $22,404
------------------------------------------------------------------------------------------------
Net assets
 Class A                 $879,161     $49,414       $28,397      $184,382    $87,699    $22,033
 Class C                   62,557          --            --            --         --        194
 Class D                    1,497          26            --           121        810        177
------------------------------------------------------------------------------------------------
Total shares outstand-
ing (no par value), un-
limited shares autho-
rized
 Class A                   45,538       2,604         1,506         9,967      4,502      1,088
 Class C                    3,242          --            --            --         --         10
 Class D                       78           1            --             6         42          9
------------------------------------------------------------------------------------------------
Net asset value, offer-
ing and redemption
price per share
 Class A                 $  19.31     $ 18.98       $ 18.86      $  18.50    $ 19.48    $ 20.25
 Class C                 $  19.30          --            --            --         --    $ 20.25
 Class D                 $  19.28     $ 18.95            --      $  18.45    $ 19.43    $ 20.22
------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

Northern Institutional Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
Statements of Operations
For the Year Ended November 30, 1999
(All amounts in thousands)

                                                                   Short-       U.S.      U.S.
                                     Intermediate International Intermediate Government Treasury
                            Bond         Bond         Bond          Bond     Securities   Index
                          Portfolio   Portfolio     Portfolio    Portfolio   Portfolio  Portfolio
-------------------------------------------------------------------------------------------------
Interest income           $ 59,938     $ 4,283       $ 1,656(a)   $ 18,168    $ 4,449    $ 1,273
-------------------------------------------------------------------------------------------------
Expenses:
Investment advisory fees     4,923         428           255         1,123        480         93
Administration fees            820          71            43           187         80         23
Transfer agent fees            139           7             3            19         10          3
Registration fees               91          18            20            38         21         19
Shareholder servicing
 fees                           95          --            --             1          3          2
Custodian fees                  86          23            59            26         19         22
Professional fees               43           6             6            13          6          6
Trustee fees and ex-
 penses                         20           4             3             6          3          3
Amortization of deferred
 organization costs             --           3             5            --         --         --
Other                           41          10            13            16         10         10
-------------------------------------------------------------------------------------------------
Total expenses               6,258         570           407         1,429        632        181
Less voluntary waivers
 of investment advisory
 fees                       (2,872)       (250)          (57)         (655)      (280)       (58)
Less expenses reimburs-
 able by Administrator        (281)        (64)          (78)          (99)       (60)       (61)
-------------------------------------------------------------------------------------------------
Net expenses                 3,105         256           272           675        292         62
-------------------------------------------------------------------------------------------------
Net investment income       56,833       4,027         1,384        17,493      4,157      1,211
Net realized losses on:
 Investment transactions    (6,632)     (1,913)          (62)         (731)      (340)       260
 Foreign currency trans-
  actions                       --          --          (136)           --         --         --
Net change in unrealized
 depreciation on invest-
 ments, forward
 foreign currency con-
 tracts and foreign cur-
 rency transactions        (60,156)     (2,130)       (2,758)      (12,597)    (1,844)    (1,994)
Net change in unrealized
 losses on translation
 of other assets and li-
 abilities denominated
 in foreign currencies          --          --           (47)           --         --         --
-------------------------------------------------------------------------------------------------
Net increase (decrease)
 in net assets resulting
 from operations          $ (9,955)    $   (16)      $(1,619)     $  4,165    $ 1,973    $  (523)
-------------------------------------------------------------------------------------------------

(a) Net of $6 in non-reclaimable foreign withholding taxes.

See accompanying notes to financial statements.

Northern Institutional Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
Statements of Changes in Net Assets
For the Years Ended November 30,
(All amounts in thousands)

                                                             Intermediate
                                            Bond                 Bond
                                          Portfolio            Portfolio
                                     --------------------  ------------------
                                       1999       1998       1999      1998
------------------------------------------------------------------------------
Increase (decrease) in net assets
 from operations:
 Net investment income               $  56,833  $  41,026  $  4,027  $  1,373
 Net realized gains (losses) on
  investments, forward foreign
  currency contracts and foreign
  currency transactions                 (6,632)    21,659    (1,913)      324
 Net change in unrealized
  appreciation (depreciation) on
  investments, forward foreign
  currency contracts and foreign
  currency transactions                (60,156)    (6,108)   (2,130)      (85)
 Net change in unrealized gains
  (losses) on translations of other
  assets and liabilities
  denominated in foreign currencies         --         --        --        --
------------------------------------------------------------------------------
Net increase (decrease) in net
assets resulting from operations        (9,955)    56,577       (16)    1,612
------------------------------------------------------------------------------
Distributions to Class A
shareholders:
 Net investment income                 (50,728)   (35,543)   (3,986)   (1,358)
 Net realized gain                     (19,315)    (2,645)     (303)       --
------------------------------------------------------------------------------
Total distributions to Class A
shareholders                           (70,043)   (38,188)   (4,289)   (1,358)
------------------------------------------------------------------------------
Distributions to Class C
shareholders:
 Net investment income                  (3,873)    (3,794)       --        --
 Net realized gain                      (1,966)      (295)       --        --
------------------------------------------------------------------------------
Total distributions to Class C
shareholders                            (5,839)    (4,089)       --        --
------------------------------------------------------------------------------
Distributions to Class D
shareholders:
 Net investment income                    (104)      (107)       (2)       (1)
 Net realized gain                         (62)        (6)       --        --
------------------------------------------------------------------------------
Total distributions to Class D
shareholders                              (166)      (113)       (2)       (1)
------------------------------------------------------------------------------
Class A share transactions:
 Proceeds from the sale of shares      442,399    217,204   105,418    27,967
 Reinvested distributions               60,934     32,297     2,687     1,346
 Cost of shares redeemed              (150,698)  (117,228)  (84,825)  (11,125)
------------------------------------------------------------------------------
Net increase (decrease) in net
assets resulting from Class A share
transactions                           352,635    132,273    23,280    18,188
------------------------------------------------------------------------------
Class C share transactions:
 Proceeds from the sale of shares       23,198     30,139        --        --
 Reinvested distributions                5,838      4,089        --        --
 Cost of shares redeemed               (21,113)   (24,755)       --        --
------------------------------------------------------------------------------
Net increase (decrease) in net
assets resulting from Class C share
transactions                             7,923      9,473        --        --
------------------------------------------------------------------------------
Class D share transactions:
 Proceeds from the sale of shares          163      2,529        --        41
 Reinvested distributions                  166        113         2         1
 Cost of shares redeemed                  (675)    (1,238)      (15)       --
------------------------------------------------------------------------------
Net increase (decrease) in net
assets resulting from Class D share
transactions                              (346)     1,404       (13)       42
------------------------------------------------------------------------------
Net increase (decrease) in net
assets                                 274,209    157,337    18,960    18,483
Net assets--beginning of year          669,006    511,669    30,480    11,997
------------------------------------------------------------------------------
Net assets--end of year              $ 943,215  $ 669,006  $ 49,440  $ 30,480
------------------------------------------------------------------------------
Undistributed net investment income
(loss)                               $   2,635  $   1,259  $     74  $     33
------------------------------------------------------------------------------


See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                                         U.S. Government
 International     Short-Intermediate       Securities       U.S. Treasury
Bond Portfolio       Bond Portfolio         Portfolio       Index Portfolio
-----------------  --------------------  -----------------  -----------------
 1999      1998      1999       1998       1999     1998     1999      1998
------------------------------------------------------------------------------
$ 1,384   $ 1,396  $  17,493  $  19,141  $  4,157  $ 2,954  $ 1,211  $  1,443
   (198)      220       (731)     1,538      (340)     786      260       732
 (2,758)    1,365    (12,597)    (6,078)   (1,844)    (228)  (1,994)      445
    (47)       17         --         --        --       --       --        --
------------------------------------------------------------------------------
 (1,619)    2,998      4,165     14,601     1,973    3,512     (523)    2,620
------------------------------------------------------------------------------
 (1,730)   (1,024)   (16,445)   (17,379)   (3,949)  (2,583)  (1,149)   (1,370)
   (183)     (385)    (2,451)      (267)     (683)      --       --        --
------------------------------------------------------------------------------
 (1,913)   (1,409)   (18,896)   (17,646)   (4,632)  (2,583)  (1,149)   (1,370)
------------------------------------------------------------------------------
     --        --         --         --       (15)    (188)      (8)       (1)
     --        --         --         --       (56)      --       --        --
------------------------------------------------------------------------------
     --        --         --         --       (71)    (188)      (8)       (1)
------------------------------------------------------------------------------
     (2)       (5)       (26)       (87)      (39)     (42)     (27)     (105)
     (1)       (2)       (10)        (1)      (17)      --       --        --
------------------------------------------------------------------------------
     (3)       (7)       (36)       (88)      (56)     (42)     (27)     (105)
------------------------------------------------------------------------------
  2,237     2,261    177,463    125,815    51,108   12,721   10,912    15,301
  1,576     1,217     15,754     14,872     4,440    2,336      594       458
   (451)   (2,867)  (177,094)  (156,030)  (13,432) (10,457)  (9,904)  (28,575)
------------------------------------------------------------------------------
  3,362       611     16,123    (15,343)   42,116    4,600    1,602   (12,816)
------------------------------------------------------------------------------
     --        --         --         --        24    1,687      385       184
     --        --         --         --        71      188        8         1
     --        --         --         --    (4,023)  (1,094)    (205)     (164)
------------------------------------------------------------------------------
     --        --         --         --    (3,928)     781      188        21
------------------------------------------------------------------------------
      5        65         74        454       273    1,026      165       445
      3         6         36         75        56       29       23        53
   (138)      (38)      (786)      (578)     (705)    (155)  (1,690)     (570)
------------------------------------------------------------------------------
   (130)       33       (676)       (49)     (376)     900   (1,502)      (72)
------------------------------------------------------------------------------
   (303)    2,226        680    (18,525)   35,026    6,980   (1,419)  (11,723)
 28,700    26,474    183,823    202,348    53,483   46,503   23,823    35,546
------------------------------------------------------------------------------
$28,397   $28,700  $ 184,503  $ 183,823  $ 88,509  $53,483  $22,404  $ 23,823
------------------------------------------------------------------------------
$   (26)  $   354  $   1,755  $     702  $     89  $    37  $    51  $     23
------------------------------------------------------------------------------

Northern Institutional Funds
Fixed Income Portfolios
-------------------------------------------------------------------------------
Financial Highlights
For the Years Ended November 30,
Bond Portfolio

                                                Class A
                              -------------------------------------------------
                                1999       1998      1997      1996      1995
--------------------------------------------------------------------------------
Net asset value, beginning
 of year                      $  21.61   $  21.08  $  20.77  $  20.96  $  18.29
Income from investment oper-
 ations:
 Net investment income            1.35       1.47      1.34      1.29      1.17
 Net realized and unrealized
  gain (loss)                    (1.63)      0.62      0.29     (0.19)     2.66
--------------------------------------------------------------------------------
Total income (loss) from in-
 vestment operations             (0.28)      2.09      1.63      1.10      3.83
--------------------------------------------------------------------------------
Distributions to sharehold-
 ers:
 Net investment income           (1.34)     (1.44)    (1.32)    (1.26)    (1.14)
 Net realized gain               (0.68)     (0.12)      --        --        --
 Return of capital                 --         --        --      (0.03)    (0.02)
--------------------------------------------------------------------------------
Total distributions to
 shareholders                    (2.02)     (1.56)    (1.32)    (1.29)    (1.16)
--------------------------------------------------------------------------------
Net increase (decrease)          (2.30)      0.53      0.31     (0.19)     2.67
--------------------------------------------------------------------------------
Net asset value, end of year  $  19.31   $  21.61  $  21.08  $  20.77  $  20.96
--------------------------------------------------------------------------------
Total return (a)                 (1.35)%    10.31%     8.17%     5.57%    21.55%
Ratio to average net assets
 of:
 Expenses, net of waivers
  and reimbursements              0.36%      0.36%     0.36%     0.36%     0.36%
 Expenses, before waivers
  and reimbursements              0.74%      0.75%     0.77%     0.84%     0.84%
 Net investment income, net
  of waivers and reimburse-
  ments                           6.95%      7.07%     6.66%     6.39%     5.94%
 Net investment income, be-
  fore waivers and reim-
  bursements                      6.57%      6.68%     6.25%     5.91%     5.46%
Portfolio turnover rate          72.61%     84.80%    76.30%   101.38%    74.19%
Net assets at end of year
 (in thousands)               $879,161   $605,517  $460,514  $366,850  $286,301
--------------------------------------------------------------------------------

                                          Class C                                    Class D
                          -------------------------------------------  ----------------------------------------
                           1999     1998     1997     1996    1995(c)   1999     1998    1997    1996     1995
----------------------------------------------------------------------------------------------------------------
Net asset value, begin-
 ning of year             $ 21.60  $ 21.07  $ 20.78  $ 20.96  $20.21   $21.58   $21.05  $20.76  $ 20.94  $18.29
Income from investment
 operations:
 Net investment income       1.32     1.42     1.29     1.25    0.47     1.31     1.38    1.24     1.22    1.08
 Net realized and
  unrealized gain (loss)    (1.65)    0.62     0.28    (0.18)   0.74    (1.67)    0.63    0.30    (0.18)   2.66
----------------------------------------------------------------------------------------------------------------
Total income (loss) from
 investment operations      (0.33)    2.04     1.57     1.07    1.21    (0.36)    2.01    1.54     1.04    3.74
----------------------------------------------------------------------------------------------------------------
Distributions to share-
 holders:
 Net investment income      (1.29)   (1.39)   (1.28)   (1.22)  (0.45)   (1.26)   (1.36)  (1.25)   (1.19)  (1.09)
 Net realized gain          (0.68)   (0.12)     --       --      --     (0.68)   (0.12)    --       --      --
 Return of capital            --       --       --     (0.03)  (0.01)     --       --      --     (0.03)    --
----------------------------------------------------------------------------------------------------------------
Total distributions to
 shareholders               (1.97)   (1.51)   (1.28)   (1.25)  (0.46)   (1.94)   (1.48)  (1.25)   (1.22)  (1.09)
----------------------------------------------------------------------------------------------------------------
Net increase (decrease)     (2.30)    0.53     0.29    (0.18)   0.75    (2.30)    0.53    0.29    (0.18)   2.65
----------------------------------------------------------------------------------------------------------------
Net asset value, end of
 year                     $ 19.30  $ 21.60  $ 21.07  $ 20.78  $20.96   $19.28   $21.58  $21.05  $ 20.76  $20.94
----------------------------------------------------------------------------------------------------------------
Total return (a)           (1.59)%   10.04%    7.88%    5.33%   6.08%   (1.74)%   9.89%   7.74%    5.17%  21.06%
Ratio to average net as-
 sets of (b):
 Expenses, net of
  waivers and
  reimbursements             0.60%    0.60%    0.60%    0.60%   0.60%    0.75%    0.75%   0.75%    0.75%   0.75%
 Expenses, before
  waivers and
  reimbursements             0.98%    0.99%    1.01%    1.08%   1.08%    1.13%    1.14%   1.16%    1.23%   1.23%
 Net investment income,
  net of waivers and
  reimbursements             6.71%    6.83%    6.39%    6.09%   5.59%    6.56%    6.70%   6.27%    5.99%   5.48%
 Net investment income,
  before waivers and
  reimbursements             6.33%    6.44%    5.98%    5.61%   5.11%    6.18%    6.31%   5.86%    5.51%   5.00%
Portfolio turnover rate     72.61%   84.80%   76.30%  101.38%  74.19%   72.61%   84.80%  76.30%  101.38%  74.19%
Net assets at end of
 year (in thousands)      $62,557  $61,450  $50,554  $ 7,342  $3,704   $1,497   $2,039  $  601  $   220  $  120
----------------------------------------------------------------------------------------------------------------

(a) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the year. Total return is not annualized for periods less than one year.
(b) Annualized for periods less than a full year.
(c) For the period July 3, 1995 (Class C shares issue date) through November 30, 1995.

See accompanying notes to financial statements.

Northern Institutional Funds
Fixed Income Portfolios
-------------------------------------------------------------------------------
Financial Highlights
For the Years Ended November 30,
Intermediate Bond Portfolio

                                                         Class A
                                                 ----------------------------
                                                  1999      1998     1997 (a)
-----------------------------------------------------------------------------
Net asset value, beginning of year               $ 20.15   $ 19.89   $ 20.00
Income (loss) from investment operations:
 Net investment income                              1.10      1.19      0.38
 Net realized and unrealized gain (loss)           (1.05)     0.27     (0.15)
-----------------------------------------------------------------------------
Total income from investment operations             0.05      1.46      0.23
-----------------------------------------------------------------------------
Distributions to shareholders:
 Net investment income                             (1.10)    (1.20)    (0.34)
 Net realized gain                                 (0.12)       --        --
-----------------------------------------------------------------------------
Total distributions to shareholders                (1.22)    (1.20)    (0.34)
-----------------------------------------------------------------------------
Net increase (decrease)                            (1.17)     0.26     (0.11)
-----------------------------------------------------------------------------
Net asset value, end of year                     $ 18.98   $ 20.15   $ 19.89
-----------------------------------------------------------------------------
Total return (b)                                    0.25%     7.55%     1.17%
Ratio to average net assets of (c):
 Expenses, net of waivers and reimbursements        0.36%     0.36%     0.36%
 Expenses, before waivers and reimbursements        0.80%     1.09%     2.28%
 Net investment income, net of waivers and reim-
  bursements                                        5.65%     6.19%     5.87%
 Net investment income, before waivers and reim-
  bursements                                        5.21%     5.46%     3.95%
Portfolio turnover rate                           193.44%    93.40%    56.99%
Net assets at end of year (in thousands)         $49,414   $30,439   $11,997
-----------------------------------------------------------------------------

                                                              Class D
                                                          -----------------
                                                           1999    1998 (d)
----------------------------------------------------------------------------
Net asset value, beginning of year                        $20.13    $20.46
Income (loss) from investment operations:
 Net investment income                                      1.06      0.18
 Net realized and unrealized loss                          (1.10)    (0.32)
----------------------------------------------------------------------------
Total loss from investment operations                      (0.04)    (0.14)
----------------------------------------------------------------------------
Distributions to shareholders:
 Net investment income                                     (1.02)    (0.19)
 Net realized gain                                         (0.12)       --
----------------------------------------------------------------------------
Total distributions to shareholders                        (1.14)    (0.19)
----------------------------------------------------------------------------
Net decrease                                               (1.18)    (0.33)
----------------------------------------------------------------------------
Net asset value, end of year                              $18.95    $20.13
----------------------------------------------------------------------------
Total return (b)                                           (0.21)%   (0.70)%
Ratio to average net assets of (c):
 Expenses, net of waivers and reimbursements                0.75%     0.75%
 Expenses, before waivers and reimbursements                1.19%     1.48%
 Net investment income, net of waivers and reimbursements   5.26%     5.69%
 Net investment income, before waivers and reimbursements   4.82%     4.96%
Portfolio turnover rate                                   193.44%    93.40%
Net assets at end of year (in thousands)                  $   26    $   41
----------------------------------------------------------------------------

(a) For the period August 1, 1997 (commencement of operations) through November 30, 1997.
(b) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the year. Total return is not annualized for periods less than one year.
(c) Annualized for periods less than a full year.
(d) For the period October 5, 1998 (Class D shares issue date) through November 30, 1998.

See accompanying notes to financial statements.

Northern Institutional Funds
Fixed Income Portfolios
-------------------------------------------------------------------------------
Financial Highlights
For the Years Ended November 30,
International Bond Portfolio

                                                 Class A
                                 ---------------------------------------------
                                  1999      1998     1997      1996     1995
-------------------------------------------------------------------------------
Net asset value, beginning of
 year                            $ 21.35   $ 20.13  $ 22.16   $ 21.74  $ 19.93
Income (loss) from investment
 operations:
 Net investment income              0.96      0.98     1.02      1.54     1.26
 Net realized and unrealized
  gain (loss)                      (2.07)     1.33    (1.70)     0.43     2.28
-------------------------------------------------------------------------------
Total income (loss) from in-
 vestment operations               (1.11)     2.31    (0.68)     1.97     3.54
-------------------------------------------------------------------------------
Distributions to shareholders:
 Net investment income (a)         (1.24)    (0.79)   (1.01)    (1.55)   (1.73)
 Net realized gain                 (0.14)    (0.30)   (0.34)      --       --
-------------------------------------------------------------------------------
Total distributions to share-
 holders                           (1.38)    (1.09)   (1.35)    (1.55)   (1.73)
-------------------------------------------------------------------------------
Net increase (decrease)            (2.49)     1.22    (2.03)     0.42     1.81
-------------------------------------------------------------------------------
Net asset value, end of year     $ 18.86   $ 21.35  $ 20.13   $ 22.16  $ 21.74
-------------------------------------------------------------------------------
Total return (b)                   (5.76)%   11.85%   (3.02)%    9.47%   18.20%
Ratio to average net assets of:
 Expenses, net of waivers and
  reimbursements                    0.96%     0.96%    0.96%     0.96%    0.96%
 Expenses, before waivers and
  reimbursements                    1.44%     1.52%    1.52%     1.58%    1.47%
 Net investment income, net of
  waivers and reimbursements        4.89%     5.27%    5.61%     5.91%    5.92%
 Net investment income, before
  waivers and reimbursements        4.41%     4.71%    5.05%     5.29%    5.41%
Portfolio turnover rate            17.85%    23.76%   29.29%    33.89%   54.46%
Net assets at end of year (in
 thousands)                      $28,397   $28,568  $26,383   $34,183  $32,673
-------------------------------------------------------------------------------

                                               Class D
                                ---------------------------------------------
                                  1999       1998    1997     1996   1995 (d)
------------------------------------------------------------------------------
Net asset value, beginning of
 year                           $  21.26    $20.06  $22.14   $21.74   $22.17
Income (loss) from investment
 operations:
 Net investment income              0.29      0.93    0.97     1.37     0.02
 Net realized and unrealized
  gain (loss)                      (1.25)     1.29   (1.72)    0.51    (0.08)
------------------------------------------------------------------------------
Total income (loss) from in-
 vestment operations               (0.96)     2.22   (0.75)    1.88    (0.06)
------------------------------------------------------------------------------
Distributions to shareholders:
 Net investment income (a)         (0.54)    (0.72)  (0.99)   (1.48)   (0.37)
 Net realized gain                 (0.14)    (0.30)  (0.34)     --       --
------------------------------------------------------------------------------
Total distributions to share-
 holders                           (0.68)    (1.02)  (1.33)   (1.48)   (0.37)
------------------------------------------------------------------------------
Net increase (decrease)            (1.64)     1.20   (2.08)    0.40    (0.43)
------------------------------------------------------------------------------
Net asset value, end of year    $  19.62(e) $21.26  $20.06   $22.14   $21.74
------------------------------------------------------------------------------
Total return (b)                             11.43%  (3.38)%   9.04%   (0.30)%
Ratio to average net assets of
 (c):
 Expenses, net of waivers and
  reimbursements                              1.35%   1.35%    1.35%    1.35%
 Expenses, before waivers and
  reimbursements                              1.91%   1.91%    1.97%    1.86%
 Net investment income, net of
  waivers and reimbursements                  4.90%   5.36%    5.67%    3.26%
 Net investment income, before
  waivers and reimbursements                  4.34%   4.80%    5.05%    2.75%
Portfolio turnover rate                      23.76%  29.29%   33.89%   54.46%
Net assets at end of year (in
 thousands)                                 $  132  $   91   $   52   $    9
------------------------------------------------------------------------------

(a) Distributions to shareholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for Federal income tax purposes.
(b) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the year. Total return is not annualized for periods less than one year.
(c) Annualized for periods less than a full year.
(d) For the period November 20, 1995 (Class D shares issue date) through November 30, 1995.
(e) Class D Shares were fully redeemed as of August 22, 1999. Financial highlights were calculated using the average shares outstanding method.

See accompanying notes to financial statements.

Northern Institutional Funds
Fixed Income Portfolios
-------------------------------------------------------------------------------
Financial Highlights
For the Years Ended November 30,
Short-Intermediate Bond Portfolio

                                               Class A
                           ----------------------------------------------------

                             1999      1998      1997      1996      1995
-------------------------------------------------------------------------------
Net asset value, begin-
 ning of year              $  20.03  $  20.36  $  20.70  $  20.73  $  19.53
Income (loss) from in-
 vestment operations:
 Net investment income         1.79      1.84      1.46      1.14      1.02
 Net realized and
  unrealized gain (loss)      (1.36)    (0.36)    (0.29)    (0.01)     1.19
-------------------------------------------------------------------------------
Total income from invest-
 ment operations               0.43      1.48      1.17      1.13      2.21
-------------------------------------------------------------------------------
Distributions to share-
holders:
 Net investment income        (1.69)    (1.78)    (1.46)    (1.16)    (1.01)
 Net realized gain            (0.27)    (0.03)    (0.05)      --        --
-------------------------------------------------------------------------------
Total distributions to
 shareholders                 (1.96)    (1.81)    (1.51)    (1.16)    (1.01)
-------------------------------------------------------------------------------
Net increase (decrease)       (1.53)    (0.33)    (0.34)    (0.03)     1.20
-------------------------------------------------------------------------------
Net asset value, end of
 year                      $  18.50  $  20.03  $  20.36  $  20.70  $  20.73
-------------------------------------------------------------------------------
Total return (a)               2.25%     7.50%     5.95%     5.68%    11.58%
Ratio to average net as-
 sets of:
 Expenses, net of waivers
  and reimbursements           0.36%     0.36%     0.36%     0.36%     0.36%
 Expenses, before waivers
  and reimbursements           0.76%     0.76%     0.81%     0.88%     0.91%
 Net investment income,
  net of waivers and re-
  imbursements                 9.35%     9.61%     7.68%     5.83%     5.14%
 Net investment income,
  before waivers and re-
  imbursements                 8.95%     9.21%     7.23%     5.31%     4.59%
Portfolio turnover rate       88.29%    89.97%    48.49%    47.68%    54.68%
Net assets at end of year
 (in thousands)            $184,382  $182,999  $201,457  $153,675  $158,678
-------------------------------------------------------------------------------

                                                   Class D
                                   --------------------------------------------
                                   1999 (b)  1998    1997    1996    1995
-------------------------------------------------------------------------------
Net asset value, beginning of
 year                               $19.97  $20.31  $20.66  $20.71  $19.53
Income (loss) from investment op-
 erations:
 Net investment income                1.79    1.78    1.43    1.07    0.94
 Net realized and unrealized gain
  (loss)                             (1.43)  (0.40)  (0.34)  (0.02)   1.18
-------------------------------------------------------------------------------
Total income from investment op-
 erations                             0.36    1.38    1.09    1.05    2.12
-------------------------------------------------------------------------------
Distributions to shareholders:
 Net investment income               (1.61)  (1.69)  (1.39)  (1.10)  (0.94)
 Net realized gain                   (0.27)  (0.03)  (0.05)    --      --
-------------------------------------------------------------------------------
Total distributions to sharehold-
 ers                                 (1.88)  (1.72)  (1.44)  (1.10)  (0.94)
-------------------------------------------------------------------------------
Net increase (decrease)              (1.52)  (0.34)  (0.35)  (0.05)   1.18
-------------------------------------------------------------------------------
Net asset value, end of year        $18.45  $19.97  $20.31  $20.66  $20.71
-------------------------------------------------------------------------------
Total return (a)                      1.84%   7.08%   5.54%   5.22%  11.09%
Ratio to average net assets of:
 Expenses, net of waivers and re-
  imbursements                        0.75%   0.75%   0.75%   0.75%   0.75%
 Expenses, before waivers and re-
  imbursements                        1.15%   1.15%   1.20%   1.27%   1.30%
 Net investment income, net of
  waivers and reimbursements          8.96%   9.31%   7.48%   4.96%   4.85%
 Net investment income, before
  waivers and reimbursements          8.56%   8.91%   7.03%   4.44%   4.30%
Portfolio turnover rate              88.29%  89.97%  48.49%  47.68%  54.68%
Net assets at end of year (in
 thousands)                         $  121  $  824  $  891  $  343  $   13
-------------------------------------------------------------------------------

(a) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the year. Total return is not annualized for periods less than one year.
(b) Financial highlights for the year ended November 30, 1999 were calculated using average shares outstanding method.

See accompanying notes to financial statements.

Northern Institutional Funds
Fixed Income Portfolios
-------------------------------------------------------------------------------
Financial Highlights
For the Years Ended November 30,
U.S. Government Securities Portfolio

                                               Class A
                             --------------------------------------------------
                              1999       1998       1997       1996      1995
--------------------------------------------------------------------------------
Net asset value, beginning
 of year                     $ 20.27    $ 19.99    $ 20.07    $ 20.08   $ 19.05
Income from investment op-
 erations:
 Net investment income          0.99       1.17       1.21       1.02      1.05
 Net realized and
  unrealized gain (loss)       (0.51)      0.26      (0.07)     (0.01)     1.02
--------------------------------------------------------------------------------
Total income from invest-
 ment operations                0.48       1.43       1.14       1.01      2.07
--------------------------------------------------------------------------------
Distributions to sharehold-
 ers:
 Net investment income         (0.98)     (1.15)     (1.22)     (1.02)    (1.04)
 Net realized gains            (0.29)        --         --         --        --
--------------------------------------------------------------------------------
Total distributions to
 shareholders                  (1.27)     (1.15)     (1.22)     (1.02)    (1.04)
--------------------------------------------------------------------------------
Net increase (decrease)        (0.79)      0.28      (0.08)     (0.01)     1.03
--------------------------------------------------------------------------------
Net asset value, end of
 year                        $ 19.48    $ 20.27    $ 19.99    $ 20.07   $ 20.08
--------------------------------------------------------------------------------
Total return (a)                2.43%      7.36%      5.93%      5.15%    11.18%
Ratio to average net assets
 of:
 Expenses, net of waivers
  and reimbursements            0.36%      0.36%      0.36%      0.36%     0.36%
 Expenses, before waivers
  and reimbursements            0.77%      0.86%      0.85%      0.94%     1.09%
 Net investment income, net
  of waivers and reimburse-
  ments                         5.14%      6.01%      5.86%      5.22%     5.43%
 Net investment income, be-
  fore waivers and reim-
  bursements                    4.73%      5.51%      5.37%      4.64%     4.70%
Portfolio turnover rate        50.70%    115.55%     95.73%    119.75%   141.14%
Net assets at end of year
 (in thousands)              $87,699    $48,317    $43,073    $92,351   $56,329
--------------------------------------------------------------------------------

                                      Class C                                  Class D
                          -------------------------------------- ---------------------------------------
                           1999       1998     1997     1996 (c)  1999    1998    1997    1996    1995
---------------------------------------------------------------------------------------------------------
Net asset value, begin-
 ning of year             $ 20.26    $19.98   $ 20.06    $20.13  $20.22  $19.94  $20.03  $20.04  $ 19.05
Income from investment
 operations:
 Net investment income       0.03      1.12      1.14      0.91    0.93    1.08    1.16    0.96     0.96
 Net realized and
  unrealized gain (loss)     0.01      0.26     (0.04)    (0.12)  (0.53)   0.28   (0.10)  (0.03)    1.00
---------------------------------------------------------------------------------------------------------
Total income from in-
 vestment operations         0.04      1.38      1.10      0.79    0.40    1.36    1.06    0.93     1.96
---------------------------------------------------------------------------------------------------------
Distributions to share-
 holders:
 Net investment income      (0.08)    (1.10)    (1.18)    (0.86)  (0.90)  (1.08)  (1.15)  (0.94)   (0.97)
 Net realized gains         (0.29)       --        --        --   (0.29)     --      --      --       --
---------------------------------------------------------------------------------------------------------
Total distributions to
 shareholders               (0.37)    (1.10)    (1.18)    (0.86)  (1.19)  (1.08)  (1.15)  (0.94)   (0.97)
---------------------------------------------------------------------------------------------------------
Net increase (decrease)     (0.33)     0.28     (0.08)    (0.07)  (0.79)   0.28   (0.09)  (0.01)    0.99
---------------------------------------------------------------------------------------------------------
Net asset value, end of
 year                     $ 19.93(d) $20.26   $ 19.98    $20.06  $19.43  $20.22  $19.94  $20.03  $ 20.04
---------------------------------------------------------------------------------------------------------
Total return (a)                       7.10%     5.67%     4.05%   1.95%   6.96%   5.52%   4.77%   10.66%
Ratio to average net as-
 sets of (b):
 Expenses, net of waiv-
  ers and reimbursements               0.60%     0.60%     0.60%   0.75%   0.75%   0.75%   0.75%    0.75%
 Expenses, before waiv-
  ers and reimbursements               1.10%     1.09%     1.18%   1.16%   1.25%   1.24%   1.33%    1.48%
 Net investment income,
  net of waivers and
  reimbursements                       5.77%     5.63%     4.97%   4.75%   5.55%   5.50%   4.83%    5.08%
 Net investment income,
  before waivers and
  reimbursements                       5.27%     5.14%     4.39%   4.34%   5.05%   5.01%   4.25%    4.35%
Portfolio turnover rate              115.55%    95.73%   119.75%  50.70% 115.55%  95.73% 119.75%  141.14%
Net assets at end of
 year (in thousands)                 $3,942   $ 3,118    $3,535  $  810  $1,224  $  312  $  225  $    67
---------------------------------------------------------------------------------------------------------

(a) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the year. Total return is not annualized for periods less than one year.
(b) Annualized for periods less than a full year.
(c) For the period December 29, 1995 (Class C shares issue date) through November 30, 1996.
(d) Class C shares were fully redeemed as of February 10, 1999.

See accompanying notes to financial statements.

Northern Institutional Funds
Fixed Income Portfolios
-------------------------------------------------------------------------------
Financial Highlights
For the Years Ended November 30,
U.S. Treasury Index Portfolio

                                                 Class A
                               -------------------------------------------------
                                1999      1998     1997     1996     1995
--------------------------------------------------------------------------------
Net asset value, beginning of
 year                          $ 21.77   $ 20.81  $ 20.60  $ 20.78  $ 18.77
Income (loss) from investment
 operations:
 Net investment income            1.09      1.23     1.26     1.19     1.11
 Net realized and unrealized
  gain (loss)                    (1.54)     0.97     0.20    (0.18)    2.01
--------------------------------------------------------------------------------
Total income (loss) from in-
 vestment operations             (0.45)     2.20     1.46     1.01     3.12
--------------------------------------------------------------------------------
Distributions to sharehold-
 ers:
 Net investment income           (1.07)    (1.24)   (1.25)   (1.19)   (1.11)
--------------------------------------------------------------------------------
Total distributions to share-
 holders                         (1.07)    (1.24)   (1.25)   (1.19)   (1.11)
--------------------------------------------------------------------------------
Net increase (decrease)          (1.52)     0.96     0.21    (0.18)    2.01
--------------------------------------------------------------------------------
Net asset value, end of year   $ 20.25   $ 21.77  $ 20.81  $ 20.60  $ 20.78
--------------------------------------------------------------------------------
Total return (a)                 (2.10)%   10.92%    7.44%    5.10%   16.95%
Ratio to average net assets
 of:
 Expenses, net of waivers and
  reimbursements                  0.26%     0.26%    0.26%    0.26%    0.26%
 Expenses, before waivers and
  reimbursements                  0.77%     0.77%    0.82%    1.04%    0.89%
 Net investment income, net
  of waivers and
  reimbursements                  5.24%     5.73%    6.36%    5.93%    5.09%
 Net investment income, be-
  fore waivers and
  reimbursements                  4.73%     5.22%    5.80%    5.15%    4.46%
Portfolio turnover rate          84.77%    69.84%   72.61%   42.49%   80.36%
Net assets at end of year (in
 thousands)                    $22,033   $22,085  $33,839  $26,273  $17,674
--------------------------------------------------------------------------------

                              Class C                        Class D
                          -----------------  ---------------------------------------------
                           1999    1998 (c)  1999(d)    1998    1997    1996    1995
------------------------------------------------------------------------------------------
Net asset value, begin-
 ning of year             $21.81    $22.28   $21.74    $20.77  $20.57  $20.75  $18.77
Income (loss) from in-
 vestment operations:
 Net investment income      0.96      0.21     1.05      1.13    1.20    1.17    1.00
 Net realized and
  unrealized gain (loss)   (1.50)    (0.52)   (1.59)     1.00    0.18   (0.24)   2.03
------------------------------------------------------------------------------------------
Total income (loss) from
 investment operations     (0.54)    (0.31)   (0.54)     2.13    1.38    0.93    3.03
------------------------------------------------------------------------------------------
Distributions to share-
 holders:
 Net investment income     (1.02)    (0.16)   (0.98)    (1.16)  (1.18)  (1.11)  (1.05)
------------------------------------------------------------------------------------------
Total distributions to
 shareholders              (1.02)    (0.16)   (0.98)    (1.16)  (1.18)  (1.11)  (1.05)
------------------------------------------------------------------------------------------
Net increase (decrease)    (1.56)    (0.47)   (1.52)     0.97    0.20   (0.18)   1.98
------------------------------------------------------------------------------------------
Net asset value, end of
year                      $20.25    $21.81   $20.22    $21.74  $20.77  $20.57  $20.75
------------------------------------------------------------------------------------------
Total return (a)           (2.49)%   (1.39)%  (2.50)%   10.50%   7.03%   4.72%  16.43%
Ratio to average net as-
 sets of (b):
 Expenses, net of waiv-
  ers and reimbursements    0.50%     0.50%    0.65%     0.65%   0.65%   0.65%   0.65%
 Expenses, before waiv-
  ers and reimbursements    1.01%     1.01%    1.16%     1.16%   1.21%   1.43%   1.28%
 Net investment income,
  net of waivers and
  reimbursements            5.00%     5.22%    4.85%     5.35%   6.07%   5.57%   5.41%
 Net investment income,
  before waivers and
  reimbursements            4.49%     4.71%    4.34%     4.84%   5.51%   4.79%   4.78%
Portfolio turnover rate    84.77%    69.84%   84.77%    69.84%  72.61%  42.49%  80.36%
Net assets at end of
 year (in thousands)      $  194    $   17   $  177    $1,721  $1,707  $  848  $  286
------------------------------------------------------------------------------------------

(a) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year. Total return is not annualized for periods less than one year.
(b) Annualized for periods less than a full year.
(c) For the period October 7, 1998 (Class C shares issue date) through November 30, 1998.
(d) Financial highlights for the year ended November 30, 1999 were calculated using average shares outstanding method.

See accompanying notes to financial statements.

The Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
Statements of Investments
November 30, 1999
(All amounts in thousands, except shares)


 Shares  Description                              Value
--------------------------------------------------------
              Balanced Portfolio
 COMMON STOCKS--53.5%
 Advertising--1.2%
  10,400 Interpublic Group of Cos., Inc.         $   489
   8,000 Lamar Advertising Co.                       459
                                                 -------
                                                     948
                                                 -------
 Aerospace/Defense--0.5%
   9,500 Boeing Co.                                  388
                                                 -------
 Banks--2.7%
   6,400 Bank of America Corp.                       374
   1,500 Fuji Bank Ltd.                              179
   8,000 SouthTrust Corp.                            310
   4,900 State Street Corp.                          360
  10,700 Wells Fargo Co.                             498
   5,500 Zions Bancorp                               355
                                                 -------
                                                   2,076
                                                 -------
 Beverages--0.4%
   5,000 Coca-Cola (The) Co.                         337
                                                 -------
 Biotechnology--1.1%
   4,600 Genentech, Inc.                             395
  11,000 Monsanto Co.                                464
                                                 -------
                                                     859
                                                 -------
 Chemicals--0.6%
   7,700 du Pont (E.I.) de Nemours & Co.             458
                                                 -------
 Commercial Services--0.7%
  13,500 Paychex, Inc.                               539
                                                 -------
 Computers--4.8%
  10,650 Cisco Systems, Inc.*                        950
   9,600 Computer Sciences Corp.                     626
   8,300 EMC Corp.                                   694
   4,400 International Business Machines Corp.       453
   7,800 Sun Microsystems, Inc.*                   1,032
                                                 -------
                                                   3,755
                                                 -------
 Cosmetics/Personal Care--0.6%
   4,500 Procter & Gamble Co.                        486
                                                 -------
 Diversified Financial Services--3.5%
   8,300 Capital One Financial Corp.                 386
  11,500 Citigroup, Inc.                             619
   6,500 Freddie Mac                                 433
     819 Goldman Sachs Group, Inc.                    62
  15,500 MBNA Corp.                                  391
   4,500 Merrill Lynch & Co.                         363
   3,800 Morgan Stanley Dean Witter & Co.            458
                                                 -------
                                                   2,712
                                                 -------
 Electrical Component & Equipment--0.6%
   3,000 Hitachi Ltd.                                414
     500 SDL, Inc.                                    86
                                                 -------
                                                     500
                                                 -------
 Electronics--1.9%
   2,263 Agilent Technologies, Inc.                   95
   7,800 Linear Technology Corp.                     554


 Shares Description                           Value
----------------------------------------------------
  6,000 Solectron Corp.*                     $   494
  8,000 Vitesse Semiconductor Corp.              361
                                             -------
                                               1,504
                                             -------
 Health Care--2.1%
  8,000 Guidant Corp.                            400
  8,000 Johnson & Johnson Co.                    830
 10,800 Medtronic, Inc.                          420
                                             -------
                                               1,650
                                             -------
 Insurance--0.8%
  6,187 American International Group, Inc.       639
                                             -------
 Leisure Time--0.4%
  6,000 Royal Caribbean Cruises Ltd.             296
                                             -------
 Media--3.4%
  4,000 Adelphia Communications, Inc.            225
  6,500 CBS Corp.                                338
 14,200 Charter Communications, Inc.             329
  3,500 Clear Channel Communications             281
  6,000 Comcast Corp., Class A                   271
 16,000 Disney (The Walt) Co.                    446
  4,500 Hispanic Broadcasting Corp.              371
  6,400 Time Warner, Inc.                        395
                                             -------
                                               2,656
                                             -------
 Miscellaneous Manufacturing--3.8%
  6,000 Corning, Inc.                            562
 14,000 General Electric Co.                   1,820
 13,600 Tyco International Ltd.                  545
                                             -------
                                               2,927
                                             -------
 Oil & Gas Producers--3.4%
  4,500 Chevron Corp.                            399
  6,600 Ensco International, Inc.                132
 16,800 EOG Resources, Inc.                      311
 15,800 Exxon Mobil Corp.                      1,253
 10,100 Royal Dutch Petroleum Co. ADR            586
                                             -------
                                               2,681
                                             -------
 Oil & Gas Services--0.7%
  3,800 BJ Services Co.                          131
  7,100 Schlumberger Ltd. ADR                    426
                                             -------
                                                 557
                                             -------
 Pharmaceuticals--3.0%
 12,100 Bristol-Myers Squibb Co.                 884
  4,200 Lilly (Eli) & Co.                        301
  6,800 Merck & Co., Inc.                        534
  8,100 Pfizer, Inc.                             293
  6,900 Schering-Plough Corp.                    353
                                             -------
                                               2,365
                                             -------
 Pipelines--0.4%
  7,400 Enron Corp.                              282
                                             -------
 Retail--4.3%
 21,600 Blockbuster, Inc.*                       342
 10,300 Home Depot, Inc.                         814
  4,100 Kohl's Corp.*                            296

See accompanying notes to financial statements.

--------------------------------------------------------------------------------


 Shares Description                           Value
----------------------------------------------------
  3,000 Tandy Corp.                          $   230
 28,000 Walgreen Co.                             815
 15,300 Wal-Mart Stores, Inc.                    882
                                             -------
                                               3,379
                                             -------
 Semiconductors--4.2%
  4,500 Altera Corp.                             242
  7,200 Applied Materials, Inc.                  701
 11,800 Intel Corp.                              905
 13,000 National Semiconductor Corp.             552
  5,600 Texas Instruments, Inc.                  538
  3,500 Xilinx, Inc.                             313
                                             -------
                                               3,251
                                             -------
 Software--2.8%
  4,200 America Online, Inc.                     305
    500 Ariba, Inc.                               94
  1,500 Aspect Development, Inc.                  76
  3,000 Electronic Arts, Inc.                    315
  9,000 Fiserv, Inc.                             320
  8,900 Microsoft Corp.*                         810
  3,000 Open Market, Inc.                        112
  1,200 Siebel Systems, Inc.                      86
    600 Veritas Software Corp.                    58
                                             -------
                                               2,176
                                             -------
 Telecommunication Equipment--3.2%
  4,000 E-Tek Dynamics, Inc.                     300
 10,000 Lucent Technologies, Inc.                731
  3,000 Motorola, Inc.                           343
  6,000 Nortel Networks Corp.                    444
    255 Sycamore Networks, Inc.                   57
  6,800 Tellabs, Inc.*                           441
  6,400 Williams Communications Group            191
                                             -------
                                               2,507
                                             -------
 Telecommunications--0.6%
    810 KPNQwest NV                               31
 12,000 Qwest Communications International       410
                                             -------
                                                 441
                                             -------
 Telephone--1.5%
  4,000 BellSouth Corp.                          185
  6,800 MCI WorldCom, Inc.*                      562
  5,000 Nippon Telegraph & Telephone Corp.       446
                                             -------
                                               1,193
                                             -------
 Textiles--0.3%
  5,400 Cintas Corp.                             248
----------------------------------------------------
 TOTAL COMMON STOCKS (Cost $27,570)           41,810
----------------------------------------------------
 PREFERRED STOCK--1.1%
 Agency--1.1%
  1,000 Home Ownership Funding Corp.(/1/)        830
----------------------------------------------------
 TOTAL PREFERRED STOCK (Cost $1,000)             830
----------------------------------------------------

 Principal
  Amount   Description                                                 Value
-----------------------------------------------------------------------------
 ASSET-BACKED SECURITIES--2.9%
 Automotive--1.9%
           Carmax Auto Owner Trust,
           Series 1999-1, Class A3
 $1,000    6.76% Due 8/15/03                                           $1,002
           Chevy Chase Auto Receivables Trust,
           Series 1997-4, Class A
    386    6.25 Due 6/15/04                                               383
           Western Financial Grantor Trust,
           Series 1995-5, Class A-1
     75    5.875 Due 3/1/02                                                76
                                                                       ------
                                                                        1,461
                                                                       ------
 Equipment Leasing--0.8%
           IKON Receivables LLC,
           Series 1999-2, Class A3A
    610    6.59 Due 8/15/03                                               607
                                                                       ------
 Home Equity Loans--0.2%
           IMC Excess Cashflow Securities Trust,
           Series 1997-A, Class A(/1/)
    306    7.41 Due 11/26/28                                              122
-----------------------------------------------------------------------------
 TOTAL ASSET-BACKED SECURITIES (Cost $2,361)                            2,190
-----------------------------------------------------------------------------
 COLLATERALIZED MORTGAGE OBLIGATIONS--4.4%
           Commercial Mortgage Asset Trust,
           Series 1999-CI, Class A3
    300    6.64 Due 9/17/10                                               285
           Credit Suisse First Boston Mortgage Securities Corp.,
           Series 1998-C2, Class A1
    368    5.96 Due 12/15/07                                              352
           Donaldson, Lufkin & Jenrette
           Mortgage Acceptance Corp.,
           Series 1994-QS, Class 2-A1
    127    7.25 Due 5/25/24                                               131
           First Union-Lehman Brothers-Bank of America Commercial
           Mortgage Trust, Series 1998-C2, Class A2
    510    6.56 Due 11/18/08                                              489
           General Motors Acceptance Corp. Commercial Mortgage
           Securities, Inc.,
           Series 1999-C3, Class A1B
    345    7.273 Due 8/15/09                                              345
           Lehman Brothers Commercial Conduit Mortgage Trust, Series
           1999-C1, Class A2
    680    6.78 Due 4/15/09                                               659
           Mortgage Capital Funding, Inc. Commercial Mortgage Backed
           Security, Series 1998-MC1, Class A2
    260    6.663 Due 1/18/08                                              251
           Nationslink Funding Corp.,
           Series 1999-1, Class A2
  1,000    6.316 Due 11/20/08                                             946
-----------------------------------------------------------------------------
 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,613)                3,458
-----------------------------------------------------------------------------

See accompanying notes to financial statements.

The Northern Institutional Funds
Equity Portfolios
-------------------------------------------------------------------------------
Statements of Investments
November 30, 1999
(All amounts in thousands, except shares)

 Principal
  Amount   Description                              Value
----------------------------------------------------------
                        Balanced Portfolio--(Continued)
 CORPORATE AND FOREIGN GOVERNMENT
  BONDS--9.4%
 Auto Manufacturers--0.5%
           Daimler Chrysler NA Holding
 $ 415     6.90% Due 9/1/04                        $   413
                                                   -------
 Computer--0.6%
           Electronic Data Systems Corp.
   460     6.85 Due 10/15/04                           457
                                                   -------
 Environmental Services--0.9%
           Waste Management, Inc.
   800     7.10 Due 8/1/26, puttable 8/1/03            732
                                                   -------
 Financial--6.6%
           Bank One Corp.
   795     6.40 Due 8/1/02                             785
           Bunge Trade Ltd. (/1/)
   330     9.25 Due 5/1/02                             319
           CIT Group, Inc.
   620     6.50 Due 6/14/02                            615
           Diageo Capital PLC
   935     6.625 Due 6/24/04                           922
           Ford Motor Credit Co.
   800     6.00 Due 1/14/03                            781
           Lumbermen's Mutual Casualty Co. (/1/)
   460     9.15 Due 7/1/26                             448
    90     8.45 Due 12/1/97                             77
           Salomon, Inc. Medium Term Note
   650     6.65 Due 7/15/01                            648
           Transamerica Finance
   550     7.25 Due 8/15/02                            551
                                                   -------
                                                     5,146
                                                   -------
 Telecommunications--0.8%
           MCI WorldCom, Inc.
   615     6.125 Due 8/15/01                           610
----------------------------------------------------------
 TOTAL CORPORATE AND FOREIGN GOVERNMENT BONDS
  (Cost $7,621)                                      7,358
----------------------------------------------------------
 U.S. GOVERNMENT AGENCIES--6.9%
 Fannie Mae--3.2%
 1,355     5.625 Due 5/14/04                         1,306
 1,355     5.25 Due 1/15/09                          1,214
                                                   -------
                                                     2,520
                                                   -------
 Fannie Mae REMIC Trust--3.1%
           Series 92-200, Class E
     2     6.25 Due 6/25/17                              2
           Pool #440700
 1,234     6.00 Due 11/1/28                          1,144
           Pool #452421
 1,341     6.00 Due 12/1/28                          1,243
                                                   -------
                                                     2,389
                                                   -------
 Freddie Mac REMIC Trust--0.6%
           Pool #C18079
   541     6.00 Due 11/1/28                            502
----------------------------------------------------------

 Principal
  Amount   Description                              Value
----------------------------------------------------------
 TOTAL U.S. GOVERNMENT AGENCIES
  (Cost $5,697)                                    $ 5,411
----------------------------------------------------------
 U.S. GOVERNMENT OBLIGATIONS--11.4%
 U.S. Treasury Notes--9.7%
 $  775    7.75% Due 2/15/01                           791
  4,220    6.625 Due 7/31/01                         4,263
  2,415    7.50 Due 2/15/05                          2,550
                                                  --------
                                                     7,604
                                                  --------
 U.S. Treasury Inflationary Index--1.7%
  1,300    3.625 Due 1/15/08                         1,302
----------------------------------------------------------
 TOTAL U.S. GOVERNMENT OBLIGATIONS
  (Cost $9,119)                                      8,906
----------------------------------------------------------
 FLOATING RATE BANK NOTES--0.8%
           Lloyds Bank PLC
    520    5.5625 Due 12/15/99                         454
           National Westminster Bank
    225    6.25 Due 2/29/00                            190
----------------------------------------------------------
 TOTAL FLOATING RATE BANK NOTES
  (Cost $671)                                          644
----------------------------------------------------------
 SHORT-TERM INVESTMENT--9.8%
  (Cost $7,675)
           Chase Manhattan Bank, London,
           Eurodollar Time Deposit,
 $7,675    5.688 Due 12/1/99                         7,675
----------------------------------------------------------
 TOTAL INVESTMENTS--100.2%
  (Cost $65,327)                                  $ 78,282
----------------------------------------------------------
 Liabilities, less other assets--(0.2%)               (188)
----------------------------------------------------------
 NET ASSETS--100.0%                               $ 78,094
==========================================================

*Non-income producing security.

(/1/) At November 30, 1999, the Portfolio owned restricted securities valued at approximately $1,796 (2.3% of net assets), with an aggregate cost basis of $2,268. These securities may not be publicly sold without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service brokers or, if not available in accordance with procedures established by the Trustees.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------


 Shares  Description                              Value
---------------------------------------------------------
                          Diversified Growth Portfolio
 COMMON STOCKS--98.4%
 Advertising--2.1%
  45,700 Interpublic Group of Cos., Inc.         $  2,148
  30,400 Lamar Advertising Co.                      1,744
                                                 --------
                                                    3,892
                                                 --------
 Aerospace & Defense--0.8%
  38,900 Boeing (The) Co.                           1,588
                                                 --------
 Banks--5.3%
  30,800 Bank of America Corp.                      1,802
  11,900 Fuji Bank Ltd.                             1,423
  35,300 Southtrust Corp.                           1,370
  22,700 State Street Corp.                         1,667
  51,400 Wells Fargo & Co.                          2,390
  23,000 Zions Bancorp                              1,485
                                                 --------
                                                   10,137
                                                 --------
 Beverages--1.0%
  27,000 Coca-Cola (The) Co.                        1,817
                                                 --------
 Biotechnology--2.0%
  20,100 Genentech, Inc.                            1,726
  48,500 Monsanto Co.                               2,046
                                                 --------
                                                    3,772
                                                 --------
 Chemicals--1.0%
  32,000 du Pont (E.I.) de Nemours & Co.            1,902
                                                 --------
 Commercial Services--1.1%
  51,400 Paychex, Inc.                              2,053
                                                 --------
 Computers--8.3%
  44,250 Cisco Systems, Inc.*                       3,947
  42,800 Computer Sciences Corp.*                   2,793
  34,700 EMC Corp.*                                 2,900
  17,800 International Business Machines Corp.      1,834
  32,900 Sun Microsystems, Inc.*                    4,350
                                                 --------
                                                   15,824
                                                 --------
 Cosmetics & Personal Care--1.3%
  22,000 Procter & Gamble Co.                       2,376
                                                 --------
 Diversified Financial Services--6.4%
  40,800 Capital One Financial Corp.                1,900
  55,400 Citigroup, Inc.                            2,985
  23,800 Fannie Mae                                 1,586
   3,822 Goldman Sachs Group, Inc.*                   287
  66,800 MBNA Corp.                                 1,687
  17,500 Merrill Lynch & Co., Inc.                  1,411
  18,700 Morgan Stanley Dean Witter & Co.           2,256
                                                 --------
                                                   12,112
                                                 --------

 Shares  Description                              Value
---------------------------------------------------------
 Electrical Components & Equipment--1.2%
  13,000 Hitachi Ltd.                            $  1,794
   2,500 SDL, Inc.                                    428
                                                 --------
                                                    2,222
                                                 --------
 Electronics--2.7%
  10,629 Agilent Technologies, Inc.                   448
  28,800 Linear Technology Corp.                    2,047
  16,700 Solectron Corp.*                           1,376
  29,400 Vitesse Semiconductor Corp.                1,325
                                                 --------
                                                    5,196
                                                 --------
 Food--0.7%
  47,222 Keebler Foods Co.*                         1,301
                                                 --------
 Health Care--3.9%
  35,000 Guidant Corp.                              1,750
  34,200 Johnson & Johnson                          3,548
  51,500 Medtronic, Inc.                            2,002
                                                 --------
                                                    7,300
                                                 --------
 Insurance--1.4%
  25,718 American International Group, Inc.         2,655
                                                 --------
 Leisure Time--0.7%
  28,000 Royal Caribbean Cruises Ltd.               1,382
                                                 --------
 Media--5.8%
  16,000 Adelphia Communications, Inc.                900
  28,000 CBS Corp.                                  1,456
  63,600 Charter Communications, Inc.               1,475
  13,000 Clear Channel Communications, Inc.         1,045
  24,500 Comcast Corp., Class A                     1,107
  70,000 Disney (The Walt) Co.                      1,951
  18,700 Hispanic Broadcasting Corp.                1,540
  25,700 Time Warner, Inc.                          1,585
                                                 --------
                                                   11,059
                                                 --------
 Miscellaneous Manufacturing--6.6%
  25,000 Corning, Inc.                              2,342
  59,800 General Electric Co.                       7,774
  61,400 Tyco International Ltd.                    2,460
                                                 --------
                                                   12,576
                                                 --------
 Oil & Gas Producers--7.1%
  18,800 Chevron Corp.                              1,665
  28,700 ENSCO International, Inc.                    574
  72,800 EOG Resources, Inc.                        1,347
  71,000 Exxon Mobil Corp.                          5,631
  38,800 Royal Dutch Petroleum Co. ADR              2,250
  32,800 Schlumberger Ltd. ADR                      1,970
                                                 --------
                                                   13,437
                                                 --------
 Oil & Gas Services--0.3%
  16,500 BJ Services Co.                              567
                                                 --------

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
Statements of Investments
November 30, 1999
(All amounts in thousands, except shares)


 Shares  Description                           Value
------------------------------------------------------------
                   Diversified Growth Portfolio--(Continued)
 Pharmaceuticals--5.6%
  53,900 Bristol-Myers Squibb Co.             $  3,938
  19,900 Lilly (Eli) & Co.                       1,428
  27,500 Merck & Co., Inc.                       2,159
  39,400 Pfizer, Inc.                            1,426
  33,600 Schering-Plough Corp.                   1,718
                                              --------
                                                10,669
                                              --------
 Pipelines--0.7%
  34,900 Enron Corp.                             1,328
                                              --------
 Retail--9.1%
  95,200 Blockbuster, Inc.*                      1,505
  60,900 Home Depot (The), Inc.                  4,815
  32,300 Kohl's Corp.*                           2,332
  16,700 Tandy Corp.                             1,280
  93,500 Walgreen Co.                            2,723
  80,200 Wal-Mart Stores, Inc.                   4,621
                                              --------
                                                17,276
                                              --------
 Semiconductors--7.5%
  20,000 Altera Corp.                            1,077
  23,500 Applied Materials, Inc.                 2,290
  57,900 Intel Corp.                             4,440
  60,800 National Semiconductor Corp.            2,584
  25,200 Texas Instruments, Inc.                 2,421
  16,700 Xilinx, Inc.                            1,495
                                              --------
                                                14,307
                                              --------
 Software--5.2%
  17,800 America Online, Inc.                    1,294
   2,000 Ariba, Inc.                               374
   7,000 Aspect Development, Inc.                  353
  11,000 Electronic Arts, Inc.                   1,154
  59,800 Fiserv, Inc.                            2,123
  37,900 Microsoft Corp.*                        3,451
  12,000 Open Market, Inc.                         448
   5,300 Siebel Systems, Inc.                      382
   2,400 VERITAS Software Corp.                    231
                                              --------
                                                 9,810
                                              --------
 Telecommunications--1.0%
   3,684 KPNQwest NV                               141
  50,000 Qwest Communications International      1,709
                                              --------
                                                 1,850
                                              --------

  Shares/
 Principal
  Amount   Description                                    Value
------------------------------------------------------------------
 Telecommunication Equipment--5.7%
   16,000  E-Tek Dynamics, Inc.                          $  1,200
   43,000  Lucent Technologies, Inc.                        3,142
   15,000  Motorola, Inc.                                   1,714
   23,500  Nortel Networks Corp.                            1,739
    1,119  Sycamore networks, Inc.                            248
   31,800  Tellabs, Inc.*                                   2,063
   24,600  Williams Communication Group                       733
                                                         --------
                                                           10,839
                                                         --------
 Telephone--3.3%
   44,100  BellSouth Corp.                                  2,037
   28,400  MCI WorldCom, Inc.*                              2,348
   21,000  Nippon Telegraph & Telephone Corp.               1,874
                                                         --------
                                                            6,259
                                                         --------
 Textiles--0.6%
   24,900  Cintas Corp.                                     1,144
------------------------------------------------------------------
 TOTAL COMMON STOCKS
  (Cost $120,218)                                        $186,650
------------------------------------------------------------------
 SHORT-TERM INVESTMENT--3.0%
  (Cost $5,627)
  $ 5,627  Chase Manhattan Bank, London,
           Eurodollar Time Deposit, 5.688% Due 12/1/99   $  5,627
------------------------------------------------------------------
 TOTAL INVESTMENTS--101.4%
  (Cost $125,845)                                        $192,277
------------------------------------------------------------------
 Liabilities, less other assets--(1.4)%                    (2,724)
------------------------------------------------------------------
 NET ASSETS--100.0%                                      $189,553
------------------------------------------------------------------
------------------------------------------------------------------

*Non-income producing security.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares  Description                         Value

----------------------------------------------------
                             Equity Index Portfolio
 COMMON STOCKS--98.1%
 Advertising--0.2%
  35,900 Interpublic Group of Cos., Inc.    $  1,687
  22,800 Omnicom Group, Inc.                   2,009
                                            --------
                                               3,696
                                            --------
 Aerospace/Defense--1.1%
 122,600 Boeing (The) Co.                      5,004
  25,400 General Dynamics Corp.                1,310
  14,000 Goodrich (B.F.) Co.                     316
  70,600 Honeywell International, Inc.         4,223
  50,408 Lockheed Martin Corp.                 1,002
   8,800 Northrop Grumman Corp.                  494
  42,900 Raytheon Co., Class B                 1,316
   3,518 Teledyne Technologies                    31
  61,600 United Technologies Corp.             3,480
                                            --------
                                              17,176
                                            --------
 Airlines--0.2%
  19,600 AMR Corp.                             1,193
  17,900 Delta Air Lines, Inc.                   882
  64,312 Southwest Airlines Co.                1,049
   9,400 U.S. Airways Group, Inc.*               263
                                            --------
                                               3,387
                                            --------
 Apparel--0.2%
   8,100 Liz Claiborne, Inc.                     303
  35,900 NIKE, Inc., Class B                   1,651
   7,100 Reebok International Ltd.*               64
   4,400 Russell Corp.                            57
  15,300 VF Corp.                                457
                                            --------
                                               2,532
                                            --------
 Auto Manufacturers--1.0%
 154,600 Ford Motor Co.                        7,807
  82,800 General Motors Corp.                  5,962
   8,420 Navistar International Corp.*           313
  10,020 PACCAR, Inc.                            412
                                            --------
                                              14,494
                                            --------
 Auto Parts/Equipment--0.2%
   9,700 Cooper Tire & Rubber Co.                146
  21,184 Dana Corp.                              588
  72,198 Delphi Automotive Systems             1,137
  19,900 Goodyear Tire & Rubber (The) Co.        672
  15,400 TRW, Inc.                               804
                                            --------
                                               3,347
                                            --------
 Banks--5.7%
  50,200 AmSouth Bancorp                       1,133
 220,386 Bank of America Corp.                12,893
  93,800 Bank of New York Co., Inc.            3,740
 149,742 Bank One Corp.                        5,278
  40,200 BB&T Corp.                            1,291
 106,192 Chase Manhattan Corp.                 8,203

 Shares  Description                         Value

----------------------------------------------------
  20,000 Comerica, Inc.                     $  1,060
  38,475 Fifth Third Bancorp                   2,693
 122,156 First Union Corp.                     4,726
 126,738 Firstar Corp.                         3,295
 117,690 Fleet Boston Financial Corp.          4,450
  29,525 Huntington Bancshares, Inc.             817
  57,200 KeyCorp                               1,544
  66,500 Mellon Financial Corp.                2,423
  22,700 Morgan (J.P.) & Co., Inc.             2,985
  78,900 National City Corp.                   1,968
  38,800 PNC Bank Corp.                        2,163
  28,600 Regions Financial Corp.                 785
  13,400 Republic New York Corp.                 947
  21,400 SouthTrust Corp.                        831
  20,600 State Street Corp.                    1,513
  21,900 Summit Bancorp                          714
  41,100 SunTrust Bank, Inc.                   2,872
  34,600 Synovus Financial Corp.                 692
  92,817 U.S. Bancorp                          3,173
  18,200 Union Planters Corp.                    776
  25,900 Wachovia Corp.                        2,006
 211,060 Wells Fargo & Co.                     9,814
                                            --------
                                              84,785
                                            --------
 Beverages--2.3%
  59,600 Anheuser-Busch Cos., Inc.             4,459
   8,700 Brown-Forman Corp., Class B             545
  54,200 Coca-Cola Enterprises                 1,148
 315,100 Coca-Cola (The) Co.                  21,210
   4,700 Coors (Adolph) Co., Class B             234
 186,700 PepsiCo, Inc.                         6,453
                                            --------
                                              34,049
                                            --------
 Biotechnology--0.6%
 130,800 Amgen, Inc.                           5,960
  80,600 Monsanto Co.                          3,400
                                            --------
                                               9,360
                                            --------
 Building Materials--0.2%
   5,100 Armstrong World Industries, Inc.        171
  56,500 Masco Corp.                           1,427
   7,000 Owens Corning Corp.                     110
  12,900 Vulcan Materials Co.                    519
                                            --------
                                               2,227
                                            --------
 Chemicals--1.2%
  29,300 Air Products & Chemicals, Inc.          949
   9,300 Ashland, Inc.                           314
  28,100 Dow Chemical Co.                      3,291
 133,859 du Pont (E.I.) de Nemours & Co.       7,956
   9,975 Eastman Chemical Co.                    388
  15,987 Engelhard Corp.                         269
   7,500 Great Lakes Chemical Corp.              249
  13,500 Hercules, Inc.                          321
  20,100 Praxair, Inc.                           897
  27,126 Rohm & Haas Co.                         993

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
Statements of Investments
November 30, 1999
(All amounts in thousands, except shares)

 Shares  Description                                    Value

---------------------------------------------------------------
                       Equity Index Portfolio--Continued
 Chemicals--Continued
  21,700 Sherwin-Williams Co.                          $    465
  12,900 Sigma-Aldrich Corp.                                369
  17,000 Union Carbide Corp.                                995
   8,800 W.R. Grace & Co.*                                  120
                                                       --------
                                                         17,576
                                                       --------
 Commercial Services--0.5%
  91,711 Cendant Corp.*                                   1,519
  10,000 Deluxe Corp.                                       262
  16,700 Donnelley (R.R.) & Sons Co.                        401
  21,000 Dun & Bradstreet (The) Corp.                       567
  16,600 Ecolab, Inc.                                       575
  18,400 Equifax, Inc.                                      455
  12,400 H&R Block, Inc.                                    533
  35,410 McKesson HBOC, Inc.                                828
  31,400 Paychex, Inc.                                    1,254
  14,700 Quintiles Transnational Corp.*                     324
  34,700 Service Corp. International                        262
                                                       --------
                                                          6,980
                                                       --------
 Computers--9.0%
  46,200 3Com Corp.*                                      1,839
  13,200 Adaptec, Inc.*                                     711
  20,300 Apple Computer, Inc.*                            1,987
  22,000 Cabletron Systems, Inc.*                           505
  18,400 Ceridian Corp.*                                    398
 414,750 Cisco Systems, Inc.*                            36,991
 217,157 Compaq Computer Corp.                            5,307
  20,300 Computer Sciences Corp.*                         1,325
 323,900 Dell Computer Corp.*                            13,928
  62,900 Electronic Data Systems Corp.                    4,045
 131,331 EMC Corp.*                                      10,974
  40,000 Gateway, Inc.*                                   3,055
 129,600 Hewlett-Packard Co.                             12,296
 230,800 International Business Machines Corp.           23,787
  16,400 Lexmark International Group, Inc., Class A*      1,361
   9,200 Network Appliance, Inc.*                         1,083
  26,600 Seagate Technology, Inc.*                          984
  24,100 Silicon Graphics, Inc.*                            227
  98,800 Sun Microsystems, Inc.*                         13,066
  39,000 Unisys Corp.*                                    1,121
                                                       --------
                                                        134,990
                                                       --------
 Cosmetics/Personal Care--2.3%
   7,200 Alberto-Culver Co., Class B                        189
  33,400 Avon Products, Inc.                              1,217
  74,600 Colgate-Palmolive Co.                            4,094
 138,400 Gillette Co.                                     5,562
  13,500 International Flavors & Fragrances, Inc.           497
  67,984 Kimberly-Clark Corp.                             4,342
 169,700 Procter & Gamble Co.                            18,328
                                                       --------
                                                         34,229
                                                       --------

 Shares  Description                                Value

-----------------------------------------------------------
 Distributions/Wholesale--0.2%
  28,003 Costco Wholesale Corp.*                   $  2,568
  22,875 Genuine Parts Co.                              589
                                                   --------
                                                      3,157
                                                   --------
 Diversified Financial Services--5.2%
  57,500 American Express Co.                         8,700
  93,014 Associates First Capital Corp., Class A      3,093
  15,603 Bear Stearns Cos., Inc.                        637
  25,200 Capital One Financial Corp.                  1,173
 431,580 Citigroup, Inc.                             23,251
  14,400 Countrywide Credit Industries, Inc.            405
 130,900 Fannie Mae                                   8,721
  32,200 Franklin Resources, Inc.                     1,012
  88,800 Freddie Mac                                  4,385
  61,199 Household International, Inc.                2,421
  15,200 Lehman Brothers Holdings, Inc.               1,161
 102,430 MBNA Corp.                                   2,586
  47,000 Merrill Lynch & Co., Inc.                    3,789
  72,849 Morgan Stanley, Dean Witter & Co.            8,787
  18,700 Paine Webber Group, Inc.                       733
  15,400 Price (T. Rowe) Associates                     554
  18,200 Providian Financial Corp.                    1,440
 104,250 Schwab (Charles) Corp.                       3,955
  20,800 SLM Holding Corp.                            1,031
                                                   --------
                                                     77,834
                                                   --------
 Electric--1.8%
  26,300 AES Corp.                                    1,524
  17,500 Ameren Corp.                                   606
  24,600 American Electric Power Co.                    772
  20,400 Carolina Power & Light Co.                     615
  27,200 Central & South West Corp.                     544
  20,310 Cinergy Corp.                                  514
  15,000 CMS Energy Corp.                               499
  29,000 Consolidated Edison, Inc.                    1,001
  19,100 Constellation Energy Group, Inc.               562
  24,500 Dominion Resources, Inc.                     1,112
  18,500 DTE Energy Co.                                 612
  46,543 Duke Energy Corp.                            2,359
  44,300 Edison International                         1,174
  31,500 Entergy Corp.                                  868
  30,000 FirstEnergy Corp.                              699
  12,500 Florida Progress Corp.                         534
  23,000 FPL Group, Inc.                              1,006
  16,100 GPU, Inc.                                      515
  19,800 Molex, Inc.                                  1,000
  14,700 New Century Energies, Inc.                     462
  23,900 Niagara Mohawk Power Corp.*                    359
  19,600 Northern States Power Co.                      401
  24,500 PECO Energy Co.                                807
  49,000 PG&E Corp.                                   1,096
  20,100 PP&L Resources, Inc.                           464
  10,800 Pinnacle West Capital Corp.                    358
  28,000 Public Service Enterprise Group, Inc.          980
  37,818 Reliant Energy, Inc.                           938

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares  Description                               Value

----------------------------------------------------------
  87,200 Southern Co.                             $  2,038
  35,812 Texas Utilities Co.                         1,283
  27,700 Unicom Corp.                                  885
                                                  --------
                                                    26,587
                                                  --------
 Electrical Components/Equipment--0.2%
  55,600 Emerson Electric Co.                        3,169
                                                  --------
 Electronics--0.7%
  22,000 Analog Devices                              1,264
  16,100 Honeywell, Inc.                             1,802
  10,900 Johnson Controls, Inc.                        594
   5,600 Millipore Corp.                               184
  13,825 Parker Hannifin Corp.                         651
  13,000 PE Corp.-PE Biosystems Group                1,061
   5,800 Perkin-Elmer Corp.                            239
  34,300 Solectron Corp.*                            2,825
   6,000 Tektronix, Inc.                               204
  21,800 Teradyne, Inc.*                               950
  20,200 Thermo Electron Corp.*                        303
   7,300 Thomas & Betts Corp.                          299
                                                  --------
                                                    10,376
                                                  --------
 Engineering/Construction--0.0%
   9,700 Fluor Corp.                                   408
   5,200 Foster Wheeler Corp.                           53
                                                  --------
                                                       461
                                                  --------
 Entertainment--0.1%
  16,300 Harrah's Entertainment, Inc.*                 450
  25,400 Mirage Resorts, Inc.*                         325
                                                  --------
                                                       775
                                                  --------
 Environmental Control--0.1%
  24,000 Allied Waste Industries, Inc.                 195
  77,785 Waste Management, Inc.                      1,264
                                                  --------
                                                     1,459
                                                  --------
 Food--2.2%
  53,680 Albertson's, Inc.                           1,714
  78,878 Archer-Daniels-Midland Co.                    981
  35,700 Bestfoods                                   1,957
  55,700 Campbell Soup Co.                           2,486
  62,400 ConAgra, Inc.                               1,505
  39,000 General Mills, Inc.                         1,470
   4,900 Great Atlantic & Pacific Tea Co., Inc.        125
  45,900 Heinz (H.J.) Co.                            1,922
  17,800 Hershey Foods Corp.                           874
  51,700 Kellogg Co.                                 1,751
 105,500 Kroger Co.*                                 2,248
  41,500 Nabisco Group Holdings Corp.                  480
  17,200 Quaker Oats Co.                             1,122
  41,600 Ralston-Ralston Purina Group                1,235
  65,100 Safeway, Inc.*                              2,401
 115,400 Sara Lee Corp.                              2,798
  17,700 SUPERVALU, Inc.                               344
  42,300 Sysco Corp.                                 1,610

 Shares  Description                      Value

-------------------------------------------------
  73,025 Unilever N.V.                   $  3,975
  19,000 Winn-Dixie Stores, Inc.              498
  14,800 Wrigley (W.M.) Jr. Co.             1,231
                                         --------
                                           32,727
                                         --------
 Forest Products/Paper--0.6%
   7,200 Boise Cascade Corp.                  249
  12,200 Champion International Corp.         676
  28,200 Fort James Corp.                     811
  21,900 Georgia-Pacific Corp.                872
  52,444 International Paper Co.            2,737
  13,700 Louisiana-Pacific Corp.              168
  13,000 Mead Corp.                           464
   3,700 Potlatch Corp.                       150
   7,100 Temple-Inland, Inc.                  406
  12,750 Westvaco Corp.                       385
  30,100 Weyerhaeuser Co.                   1,844
  14,200 Willamette Industries, Inc.          588
                                         --------
                                            9,350
                                         --------
 Gas--0.1%
   3,400 Eastern Enterprises                  193
   6,100 NICOR, Inc.                          212
   4,000 ONEOK, Inc.                          108
   4,500 Peoples Energy Corp.                 165
  30,693 Sempra Energy*                       568
                                         --------
                                            1,246
                                         --------
 Hand/Machine Tools--0.1%
  11,100 Black & Decker Corp.                 498
  11,900 Grainger (W.W.), Inc.                561
   4,700 Milacron, Inc.                        68
   8,400 Snap-On, Inc.                        254
  11,300 Stanley Works (The)                  352
                                         --------
                                            1,733
                                         --------
 Health Care--2.5%
   8,500 Allergan, Inc.*                      836
   6,600 Bard (C.R.), Inc.                    358
   7,300 Bausch & Lomb, Inc.                  400
  37,200 Baxter International, Inc.         2,513
  31,900 Becton, Dickinson & Co.              869
  14,400 Biomet, Inc.                         456
  52,800 Boston Scientific Corp.*           1,115
  72,595 Columbia/HCA Healthcare Corp.      1,978
  38,600 Guidant Corp.                      1,930
  53,000 HEALTHSOUTH Corp.*                   301
  21,400 Humana, Inc.*                        150
 171,800 Johnson & Johnson                 17,824
   9,100 Mallinckrodt, Inc.                   303
  14,150 Manor Care, Inc.*                    284
 149,200 Medtronic, Inc.                    5,800
  10,800 St. Jude Medical, Inc.*              287
  39,700 Tenet Healthcare Corp.*              886

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
Statements of Investments
November 30, 1999
(All amounts in thousands, except shares)

 Shares  Description                                Value

-----------------------------------------------------------
                       Equity Index Portfolio--Continued
 Health Care--Continued
  22,100 United Healthcare Corp.                   $  1,148
   8,600 Wellpoint Health Networks, Class A*            495
                                                   --------
                                                     37,933
                                                   --------
 Holding Companies--Diversified--0.2%
  54,700 Seagram (The) Co. Ltd.                       2,383
                                                   --------
 Home Builders--0.0%
   7,600 Centex Corp.                                   181
   4,500 Fleetwood Enterprises, Inc.                     95
   6,100 Kaufman & Broad Home Corp.                     135
   5,500 Pulte Corp.                                    110
                                                   --------
                                                        521
                                                   --------
 Home Furnishings--0.1%
  25,000 Leggett & Platt, Inc.                          536
  11,300 Maytag Corp.                                   539
   9,600 Whirlpool Corp.                                586
                                                   --------
                                                      1,661
                                                   --------
 Household Products/Wares--0.2%
   8,600 American Greetings Corp., Class A              203
  14,500 Avery-Dennison Corp.                           861
  30,100 Clorox Co.                                   1,341
  21,300 Fortune Brands, Inc.                           728
   4,400 Jostens, Inc.                                   81
   7,400 Tupperware Corp.                               132
   1,231 Water Pik Technologies, Inc.                     9
                                                   --------
                                                      3,355
                                                   --------
 Housewares--0.1%
  36,002 Newell Rubbermaid, Inc.                      1,181
                                                   --------
 Insurance--3.1%
  19,157 Aetna, Inc.                                  1,046
  34,100 AFLAC, Inc.                                  1,633
 101,930 Allstate Corp.                               2,669
  32,070 American General Corp.                       2,351
 197,731 American International Group, Inc.          20,416
  32,700 Aon Corp.                                    1,167
  22,500 Chubb (The) Corp.                            1,205
  23,700 CIGNA Corp.                                  1,949
  21,100 Cincinnati Financial Corp.                     707
  41,363 Conseco, Inc.                                  838
  29,000 Hartford Financial Services Group, Inc.      1,354
  13,537 Jefferson-Pilot Corp.                          919
  25,600 Lincoln National Corp.                       1,067
  14,000 Loews Corp.                                    896
  33,650 Marsh & McLennan Cos., Inc.                  2,646
  12,700 MBIA, Inc.                                     635
  13,900 MGIC Investment Corp.                          785
   9,300 Progressive Corp.                              749
  17,400 SAFECO Corp.                                   412
  28,944 St. Paul Cos., Inc.                            874

 Shares  Description                            Value

-------------------------------------------------------
  17,000 Torchmark Corp.                       $    540
  30,421 UnumProvident Corp.                        991
                                               --------
                                                 45,849
                                               --------
 Iron/Steel--0.1%
  12,313 Allegheny Technologies, Inc.               310
  16,700 Bethlehem Steel Corp.*                     104
  11,100 Nucor Corp.                                560
  11,300 USX-U.S. Steel Group, Inc.                 286
                                               --------
                                                  1,260
                                               --------
 Leisure Time--0.2%
  11,700 Brunswick Corp.                            255
  78,329 Carnival Corp., Class A                  3,456
                                               --------
                                                  3,711
                                               --------
 Lodging--0.1%
  33,000 Hilton Hotels Corp.                        332
  31,900 Marriott International, Inc.             1,039
                                               --------
                                                  1,371
                                               --------
 Machinery--Construction/Mining--0.1%
  45,400 Caterpillar, Inc.                        2,105
                                               --------
 Machinery--Diversified--0.3%
   3,000 Briggs & Stratton Corp.                    160
   5,400 Cummins Engine Co., Inc.                   219
  29,600 Deere & Co.                              1,271
  27,300 Dover Corp.                              1,184
  21,150 Ingersoll-Rand Co.                       1,024
   7,500 McDermott International, Inc.               64
   1,000 NACCO Industries, Inc., Class A             48
  24,300 Rockwell International Corp.             1,206
                                               --------
                                                  5,176
                                               --------
 Media--3.3%
  97,290 CBS Corp.*                               5,059
  43,100 Clear Channel Communications, Inc.*      3,464
  95,700 Comcast Corp., Class A                   4,324
 263,000 Disney (The Walt) Co.*                   7,331
  11,600 Dow Jones & Co., Inc.                      703
  35,700 Gannett Co., Inc.                        2,555
  10,100 Knight-Ridder, Inc.                        551
  25,300 McGraw-Hill Cos., Inc.                   1,434
  77,300 MediaOne Group, Inc.*                    6,126
   6,600 Meredith Corp.                             250
  22,500 New York Times Co., Class A                865
 165,000 Time Warner, Inc.                       10,178
   7,600 Times Mirror Co., Class A                  491
  30,200 Tribune Co.                              1,451
  88,200 Viacom, Inc., Class B*                   4,388
                                               --------
                                                 49,170
                                               --------
 Metal Fabricate/Hardware--0.0%
   7,900 Timken (The) Co.                           151
  11,775 Worthington Industries, Inc.               188
                                               --------
                                                    339
                                               --------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares  Description                                      Value

-----------------------------------------------------------------
 Metals--Diversified--0.4%
  28,900 Alcan Aluminium Ltd.                            $    983
  47,200 Alcoa, Inc.                                        3,092
  20,900 Freeport-McMoRan Copper & Gold Inc., Class B*        330
  24,500 Inco Ltd.*                                           450
   7,400 Phelps Dodge Corp.                                   385
  41,600 Placer Dome, Inc.                                    473
   8,200 Reynolds Metals Co.                                  513
                                                         --------
                                                            6,226
                                                         --------
 Mining--0.1%
  49,800 Barrick Gold Corp.                                   896
  11,550 Cyprus Amax Minerals Co.                             209
  33,200 Homestake Mining Co.                                 274
  21,397 Newmont Mining Corp.                                 507
                                                         --------
                                                            1,886
                                                         --------
 Miscellaneous Manufacturing--5.5%
  12,100 Cooper Industries, Inc.                              520
  31,200 Corning, Inc.                                      2,923
   8,700 Crane Co.                                            160
  18,200 Danaher Corp.                                        894
  40,400 Eastman Kodak Co.                                  2,500
   9,200 Eaton Corp.                                          712
   4,100 FMC Corp.*                                           199
 418,900 General Electric Co.                              54,457
  38,300 Illinois Tool Works, Inc.                          2,480
  11,200 ITT Industries, Inc.                                 391
  51,400 Minnesota Mining & Manufacturing Co.               4,912
   5,200 National Service Industries, Inc.                    154
  15,966 Pall Corp.                                           374
   5,600 Polaroid Corp.                                       108
  22,200 PPG Industries, Inc.                               1,300
  19,300 Textron, Inc.                                      1,372
 213,436 Tyco International Ltd.                            8,551
                                                         --------
                                                           82,007
                                                         --------
 Office/Business Equipment--0.3%
  34,300 Pitney Bowes, Inc.                                 1,644
  84,500 Xerox Corp.                                        2,287
                                                         --------
                                                            3,931
                                                         --------
 Oil/Gas Producers--5.3%
  11,500 Amerada Hess Corp.                                   666
  15,500 Anadarko Petroleum Corp.                             467
  14,300 Apache Corp.                                         512
  41,100 Atlantic Richfield Co.                             3,961
  27,752 Burlington Resources, Inc.                           933
  83,700 Chevron Corp.                                      7,413
  27,200 Coastal Corp.                                        959
  80,131 Conoco, Inc., Class B                              2,098
 410,000 Exxon Mobil Corp.                                 35,016
   6,300 Helmerich & Payne, Inc.                              143
  11,013 Kerr-McGee Corp.                                     630

 Shares  Description                            Value

-------------------------------------------------------
  44,400 Occidental Petroleum Corp.            $    974
  32,200 Phillips Petroleum Co.                   1,540
  10,600 Rowan Cos., Inc.*                          182
 273,900 Royal Dutch Petroleum Co.               15,886
  11,600 Sunoco, Inc.                               297
  70,500 Texaco, Inc.                             4,296
  19,400 Tosco Corp.                                525
  32,176 Union Pacific Resources Group, Inc.        420
  30,900 Unocal Corp.                             1,025
  39,400 USX-Marathon Group, Inc.                 1,042
                                               --------
                                                 78,985
                                               --------
 Oil/Gas Services--0.5%
  41,840 Baker Hughes, Inc.                       1,056
  56,300 Halliburton Co.                          2,178
  69,900 Schlumberger Ltd.                        4,198
                                               --------
                                                  7,432
                                               --------
 Packing/Containers--0.1%
   3,900 Ball Corp.                                 145
   6,700 Bemis Co.                                  211
  15,600 Crown Cork & Seal Co., Inc.                318
  19,900 Owens-Illinois, Inc.*                      476
  21,700 Pactiv Corp.*                              222
  10,706 Sealed Air Corp.*                          503
                                               --------
                                                  1,875
                                               --------
 Pharmaceuticals--7.5%
 194,200 Abbott Laboratories                      7,380
  12,900 ALZA Corp.                                 557
 167,300 American Home Products Corp.             8,700
 253,600 Bristol-Myers Squibb Co.                18,529
  34,750 Cardinal Health, Inc.                    1,818
 139,496 Lilly (Eli) & Co.                       10,009
 299,200 Merck & Co., Inc.                       23,487
 494,800 Pfizer, Inc.                            17,906
  64,720 Pharmacia & Upjohn, Inc.                 3,539
 188,000 Schering-Plough Corp.                    9,612
 108,600 Warner-Lambert Co.                       9,740
  12,200 Watson Pharmaceutical, Inc.*               454
                                               --------
                                                111,731
                                               --------
 Pipelines--0.5%
  10,600 Columbia Energy Group                      665
  12,200 Consolidated Natural Gas Co.               782
  29,100 El Paso Energy Corp.                     1,120
  90,300 Enron Corp.                              3,437
  55,200 Williams (The) Cos., Inc.                1,863
                                               --------
                                                  7,867
                                               --------
 Retail--6.3%
  19,100 Autozone, Inc.*                            526
  17,800 Bed Bath & Beyond, Inc.*                   556
  26,100 Best Buy Co., Inc.*                      1,631
  25,700 Circuit City Stores, Inc.                1,246
  14,000 Consolidated Stores Corp.                  221

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
Statements of Investments
November 30, 1999
(All amounts in thousands, except shares)

 Shares  Description                           Value

--------------------------------------------------------
                       Equity Index Portfolio--Continued
 Retail--Continued
  49,900 CVS Corp.                            $  1,980
  17,100 Darden Restaurants, Inc.                  305
  56,500 Dayton-Hudson Corp.                     3,987
  13,700 Dillards, Inc., Class A                   259
  28,250 Dollar General                            692
  26,600 Federated Department Stores, Inc.*      1,252
 109,775 Gap (The), Inc.                         4,446
   9,100 Harcourt General, Inc.                    301
 189,200 Home Depot (The), Inc.                 14,959
  19,000 IKON Office Solutions, Inc.               127
  63,200 Kmart Corp.*                              628
  20,800 Kohl's Corp.*                           1,502
  27,200 Limited (The), Inc.                     1,154
   5,000 Longs Drug Stores, Inc.                   126
  48,700 Lowe's Cos., Inc.                       2,426
  42,700 MAY Department Stores Co.               1,436
 173,400 McDonald's Corp.                        7,803
  18,100 Nordstrom, Inc.                           503
  47,800 Office Depot, Inc.*                       532
  33,700 Penney (J.C.) Co., Inc.                   752
   6,700 Pep Boys-Manny, Moe & Jack                 65
  33,100 Rite Aid Corp.                            250
  48,700 Sears, Roebuck & Co.                    1,665
  59,400 Staples, Inc.*                          1,396
  24,700 Tandy Corp.                             1,893
  41,100 TJX Cos., Inc.                          1,076
  31,700 Toys "R" Us, Inc.*                        555
  19,630 Tricon Global Restaurants*                815
 127,900 Walgreen Co.                            3,725
 568,400 Wal-Mart Stores, Inc.                  32,754
  15,800 Wendy's International, Inc.               349
                                              --------
                                                93,893
                                              --------
 Savings/Loans--0.2%
   7,200 Golden West Financial Corp.*              727
  73,961 Washington Mutual, Inc.                 2,145
                                              --------
                                                 2,872
                                              --------
 Semiconductors--3.6%
  18,700 Advanced Micro Devices, Inc.              528
  47,600 Applied Materials, Inc.*                4,638
 422,000 Intel Corp.                            32,362
  11,300 KLA-Tencor Corp.*                         956
  18,300 LSI Logic Corp.*                        1,106
  32,000 Micron Technology, Inc.*                2,148
  21,500 National Semiconductor Corp.*             914
 100,100 Texas Instruments, Inc.                 9,616
  20,100 Xilinx, Inc.                            1,799
                                              --------
                                                54,067
                                              --------
 Software--7.5%
  15,600 Adobe Systems, Inc.                     1,072
 282,800 America Online, Inc.                   20,556
   7,500 Autodesk, Inc.                            220
  79,000 Automatic Data Processing, Inc.         3,901

 Shares  Description                                Value

-----------------------------------------------------------
  30,100 BMC Software, Inc.*                       $  2,192
  11,700 Citrix Systems, Inc.*                        1,110
  68,525 Computer Associates International, Inc.      4,454
  45,600 Compuware Corp.*                             1,542
  55,200 First Data Corp.                             2,387
  40,500 IMS Health, Inc.                               954
 651,800 Microsoft Corp.*                            59,344
  43,000 Novell, Inc.*                                  841
 183,800 Oracle Corp.*                               12,464
  34,600 Parametric Technology Corp.*                   785
  30,700 Peoplesoft, Inc.*                              578
   3,400 Shared Medical Systems Corp.                   149
                                                   --------
                                                    112,549
                                                   --------
 Telecommunication Equipment--4.3%
  19,100 ADC Telecommunications, Inc.*                1,018
  10,530 Andrew Corp.                                   147
   8,900 Comverse Technology, Inc.*                   1,076
  22,000 General Instrument Corp.                     1,441
 390,876 Lucent Technologies, Inc.                   28,558
  77,500 Motorola, Inc.                               8,854
 169,520 Nortel Networks Corp.                       12,544
  20,500 QUALCOMM, Inc.*                              7,427
   9,500 Scientific-Atlanta, Inc.                       554
  50,000 Tellabs, Inc.*                               3,244
                                                   --------
                                                     64,863
                                                   --------
 Telecommunications--0.9%
  96,305 Global Crossing Ltd.*                        4,201
  46,100 Nextel Communications, Inc., Class A*        4,570
  56,150 Sprint Corp. (PCS Group)*                    5,152
                                                   --------
                                                     13,923
                                                   --------
 Telephone--7.6%
  39,000 ALLTEL Corp.                                 3,374
 408,055 AT&T Corp.                                  22,800
 198,260 Bell Atlantic Corp.                         12,552
 240,700 BellSouth Corp.                             11,117
  17,800 CenturyTel, Inc.                               819
 125,300 GTE Corp.                                    9,147
 238,970 MCI WorldCom, Inc.*                         19,760
 435,578 SBC Communications, Inc.                    22,623
 110,500 Sprint Corp. (FON Group)*                    7,666
  64,332 U.S. West, Inc.                              3,993
                                                   --------
                                                    113,851
                                                   --------
 Textiles--0.0%
   2,300 Springs Industries, Inc.                        92
                                                   --------
 Tobacco--0.6%
 304,900 Philip Morris Cos., Inc.                     8,023
  22,500 UST, Inc.                                      599
                                                   --------
                                                      8,622
                                                   --------
 Toys/Games/Hobbies--0.1%
  24,912 Hasbro, Inc.                                   537
  53,245 Mattel, Inc.                                   762
                                                   --------
                                                      1,299
                                                   --------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares/
 Principal
 Amount          Description                         Value
------------------------------------------------------------------------------
 Transportation--0.5%
 59,995          Burlington Northern Santa Fe
                 Corp.                             $    1,740
 27,800          CSX Corp.                                989
 38,020          FDX Corp.*                             1,604
 14,100          Kansas City Southern Industries          840
 42,200          Laidlaw, Inc.                            258
 48,500          Norfolk Southern Corp.                 1,037
 31,600          Union Pacific Corp.                    1,487
                                                   ----------
                                                        7,955
                                                   ----------
 Trucking/Leasing--0.0%
  9,000          Ryder System, Inc.                       203
------------------------------------------------------------------------------
 TOTAL COMMON STOCKS
  (Cost $925,869)                                   1,469,846
------------------------------------------------------------------------------
 U.S. GOVERNMENT OBLIGATION--0.3%
   (Cost $4,957) U.S. Treasury Bill, #
 $ 4,980         4.68%, 1/6/00                          4,957
------------------------------------------------------------------------------
 SHORT-TERM INVESTMENT--2.5%
  (Cost $37,807) Chase Manhattan Bank, London,
                 Eurodollar Time Deposit,
 37,807          5.688%, 12/1/99                       37,807
------------------------------------------------------------------------------
 TOTAL INVESTMENTS--100.9%
  (Cost $968,633)                                  $1,512,610
------------------------------------------------------------------------------
 Liabilities, less other assets--(0.9)%               (14,468)
------------------------------------------------------------------------------
 NET ASSETS--100.0%                                $1,498,142
------------------------------------------------------------------------------
------------------------------------------------------------------------------

OPEN FUTURES CONTRACTS:

              Number of     Notional     Contract        Contract        Unrealized
   Type       Contracts      Amount      Position       Expiration          Gain
-----------------------------------------------------------------------------------
S&P(R) 500       83         $28,874        Long       December, 1999        $152
-----------------------------------------------------------------------------------

*Non-income producing security.

#Security pledged to cover initial margin requirements for open futures contracts.

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
Statements of Investments
November 30, 1999
(All amounts in thousands, except shares)

 Shares Description                              Value

--------------------------------------------------------
                            Focused Growth Portfolio
 COMMON STOCKS--99.1%
 Advertising--1.2%
 20,000 Interpublic Group of Cos., Inc.         $    940
 25,000 Lamar Advertising Co., Class A*            1,434
                                                --------
                                                   2,374
                                                --------
 Banks--2.0%
 50,000 Bank of Tokyo-Mitsubishi Ltd.                737
 10,000 Fuji Bank Ltd.                             1,196
 40,000 Wells Fargo Co.                            1,860
                                                --------
                                                   3,793
                                                --------
 Biotechnology--1.8%
 20,426 Genetech, Inc.*                            1,754
 41,200 Monsanto Co.                               1,738
                                                --------
                                                   3,492
                                                --------
 Commercial Services--0.4%
 20,000 Paychex, Inc.                                799
                                                --------
 Computers--6.5%
 56,000 Cisco Systems, Inc.*                       4,994
 30,000 EMC Corp.                                  2,507
 22,000 International Business Machines Corp.      2,267
 20,000 Sun Microsystems, Inc.*                    2,645
                                                --------
                                                  12,413
                                                --------
 Cosmetics/Personal Care--0.8%
 15,000 Procter & Gamble Co.                       1,620
                                                --------
 Diversified Financial Services--5.6%
 11,300 American Express Company                   1,710
 42,000 Capital One Financial Corp.                1,956
 30,000 Fannie Mae                                 1,999
 30,000 Freddie Mac                                1,481
 95,350 MBNA Corp.                                 2,408
 10,000 Morgan Stanley, Dean Witter & Co.          1,206
                                                --------
                                                  10,760
                                                --------
 Electronics--7.7%
 24,180 Agilent Technologies, Inc.*                1,020
 20,000 Analog Devices*                            1,149
 20,000 DII Group, Inc.*                           1,262
 25,300 Linear Technology Corp.                    1,798
 22,000 Sanmina Corp.*                             2,115
 29,200 Solectron Corp.*                           2,405
 22,439 Symbol Technologies, Inc.                  1,070
 40,000 Teradyne, Inc.*                            1,743
 48,000 Vitesse Semiconductor Corp.*               2,163
                                                --------
                                                  14,725
                                                --------
 Food--0.5%
 34,000 Keebler Foods Co.*                           937
                                                --------
 Health Care--3.9%
 10,000 Allergan, Inc.                               984
 30,000 Guidant Corp.                              1,500

 Shares  Description                            Value

-------------------------------------------------------
  25,000 Johnson & Johnson                     $  2,594
  60,000 Medtronic, Inc.                          2,332
                                               --------
                                                  7,410
                                               --------
 Insurance--2.8%
  36,500 American International Group, Inc.       3,769
  27,500 MGIC Investment Corp.                    1,554
                                               --------
                                                  5,323
                                               --------
 Leisure Time--0.6%
  25,000 Royal Caribbean Cruises Ltd.             1,234
                                               --------
 Media--9.1%
  22,500 Adelphia Communications *                1,265
  30,000 AT&T--Liberty Media Group*               1,254
  12,500 Cablevision Systems Corp., Class A*        857
 169,967 Charter Communications *                 3,941
  20,000 Clear Channel Communications             1,607
  50,000 Comcast Corp., Class A                   2,259
  18,000 Hispanic Broadcasting Corp.*             1,483
  30,000 Infinity Broadcasting Corp.*             1,093
  44,737 Insight Communications*                  1,107
  60,000 Sinclair Broadcast Group, Inc.*            690
  32,626 Spanish Broadcasting System*             1,036
  20,000 Viacom Inc.*                               996
                                               --------
                                                 17,588
                                               --------
 Miscellaneous Manufacturing--4.5%
  17,500 Corning Inc.                             1,640
  40,000 General Electric Co.                     5,200
  47,000 Tyco International Ltd.                  1,883
                                               --------
                                                  8,723
                                               --------
 Oil & Gas Producers--4.3%
  30,000 Apache Corp.                             1,074
  27,500 Burlington Resources Inc.                  925
  10,000 Chevron Corp.                              886
  43,850 Conoco Inc.                              1,154
  67,000 EOG Resources Inc.                       1,240
  36,550 Exxon Mobil Corp.*                       2,899
                                               --------
                                                  8,178
                                               --------
 Oil & Gas Services--1.6%
  30,000 Schlumberger Ltd.                        1,802
  30,000 Smith International Inc.                 1,196
                                               --------
                                                  2,998
                                               --------
 Pharmaceuticals--2.5%
  30,000 Bristol-Myers Squibb Co.                 2,192
  15,000 Lilly (Eli) & Co.                        1,076
  30,000 Schering-Plough Corp.                    1,534
                                               --------
                                                  4,802
                                               --------
 Pipelines--1.2%
  60,000 Enron Corp.                              2,284
                                               --------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------


 Shares Description                         Value

---------------------------------------------------
 Retail--9.6%
 50,000 Blockbuster, Inc.*                 $    791
 35,000 Circuit City Stores                   1,697
 24,350 Dayton-Hudson Corp.                   1,718
 42,000 Home Depot Inc.                       3,321
 35,000 Kohl's Corp.*                         2,527
 20,000 Tandy Corp.                           1,532
 58,400 Walgreen Co.                          1,701
 90,000 Wal-Mart Stores, Inc.                 5,186
                                           --------
                                             18,473
                                           --------
 Semiconductors--7.1%
 35,000 Altera Corp.*                         1,885
 13,000 Applied Materials, Inc.*              1,267
 36,700 Intel Corp.                           2,814
 20,000 LSI Logic Corp.*                      1,209
 50,000 National Semiconductor Corp.*         2,125
 25,000 Texas Instruments, Inc.               2,402
 22,500 Xilinx, Inc.*                         2,014
                                           --------
                                             13,716
                                           --------
 Software--9.6%
 25,000 America Online, Inc.                  1,817
 20,000 Backweb Technologies*                   650
 25,000 Electronic Arts, Inc.*                2,622
 15,000 Inktomi Corp.*                        1,936
 25,000 Intuit, Inc.*                         1,250
 30,000 Lycos, Inc.*                          1,680
 45,000 Microsoft Corp.*                      4,097
 30,000 NDS Group, PLC*                         911
 30,000 Open Market, Inc.*                    1,104
 10,000 Razorfish, Inc.*                        732
 12,500 RealNetworks, Inc.*                   1,744
                                           --------
                                             18,543
                                           --------
 Telecommunication Equipment--7.3%
 15,000 Comverse Technology, Inc.*            1,813
 17,500 E-Tek Dynamics, Inc.*                 1,313
 15,000 Harmonic, Inc.*                         902
 20,000 Lucent Technologies, Inc.             1,461
 20,000 Motorola, Inc.                        2,285
 14,358 Next Level Communications, Inc.*        927
 20,000 Nortel Networks Corp.                 1,480
  4,536 TeleCorp PCS, Inc.*                     164
 33,000 Tellabs, Inc.*                        2,141
 54,000 Williams Communications Group*        1,610
                                           --------
                                             14,096
                                           --------
 Telecommunications--6.7%
 35,000 Amdocs Ltd.*                          1,231
 10,000 General Motors Corp., Class H           856
 13,684 KPNQwest NV*                            523
 25,000 McLeodUSA, Inc.*                      1,075

  Shares/
 Principal
  Amount   Description                                  Value

---------------------------------------------------------------
 30,000    Nextel Communications, Inc.*               $   2,974
 10,000    Orange PLC ADR*                                1,485
 35,000    Qwest Communications International *           1,197
 22,000    United Pan-Europe Communications NV ADR*       2,128
 30,000    Vodafone AirTouch PLC ADR                      1,416
                                                      ---------
                                                         12,885
                                                      ---------
 Telephone--1.8%
 27,500    MCI WorldCom, Inc.*                            2,274
 12,500    Nippon Telegraph & Telephone Corp. ADR         1,116
                                                      ---------
                                                          3,390
---------------------------------------------------------------
 TOTAL COMMON STOCKS
  (Cost $130,989)                                       190,556
---------------------------------------------------------------
 SHORT-TERM INVESTMENT--0.7% (Cost $1,300)
           Chase Manahattan Bank, London,
           Eurodollar Time Deposit,
 $1,300    5.688% Due 12/1/99                             1,300
---------------------------------------------------------------
 TOTAL INVESTMENTS--99.8%
  (Cost $132,289)                                     $ 191,856
---------------------------------------------------------------
 Other assets, less liabilities--0.2%                       398
---------------------------------------------------------------
 NET ASSETS--100.0%                                   $ 192,254
---------------------------------------------------------------
---------------------------------------------------------------

*Non-income producing security.

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
Statements of Investments
November 30, 1999
(All amounts in thousands, except shares)

 Shares  Description                           Value

----------------------------------------------------------
                      International Equity Index Portfolio
 COMMON STOCKS--93.9%
 Australia--2.2%
   3,800 Amcor Ltd.                           $    16
   3,100 AMP Diversified Property Trust             4
   6,470 AMP Ltd.                                  61
   1,800 Ashton Mining Ltd.                         1
   2,166 Australian Gas Light Co. Ltd.             12
   7,699 Boral Ltd.                                11
   1,320 Brambles Industries Ltd.                  36
     850 British American Tobacco Australia         8
   9,840 Broken Hill Proprietary Co. Ltd.         108
   3,500 Burns, Philp & Co. Ltd.*                   1
   6,090 Coca-Cola Amatil Ltd.                     19
   7,026 Coles Myer Ltd.                           36
   6,297 Colonial Ltd.                             25
     900 CSL Ltd.                                  12
   6,200 CSR Ltd.                                  15
   2,700 David Jones Ltd.                           3
   1,300 Delta Gold NL                              2
   2,261 Email Ltd.                                 3
   1,275 Evans Deakin Industries Ltd.               2
   1,131 Faulding (F.H.) & Co. Ltd.                 7
  10,470 Foster's Brewing Group Ltd.               28
   3,970 Futuris Corp. Ltd.                         5
   9,776 General Property Trust                    16
   4,234 GIO Australia Holdings Ltd.                7
     578 Gold Fields Ltd.                          --
   8,350 Goodman Fielder Ltd.                       8
     408 Homestake Mining Co.                       3
   1,517 Iluka Resources Ltd.                       4
   2,800 James Hardie Industries Ltd.               7
   1,800 Leighton Holdings Ltd.                     7
   3,081 Lend Lease Corp. Ltd.                     39
  11,532 M.I.M. Holdings Ltd.                      10
   2,329 Mayne Nickless Ltd.                        6
   1,200 Metal Manufactures Ltd.                    2
   8,352 National Australia Bank Ltd.             121
   1,600 Newcrest Mining Ltd.*                      5
  11,416 News Corp. Ltd.                           99
  12,059 Normandy Mining Ltd.                       9
   5,144 North Ltd.                                10
   1,814 Orica Ltd.                                10
   7,000 Pacific Dunlop Ltd.*                       9
   5,500 Pioneer International Ltd.                16
     672 Publishing & Broadcasting Ltd.             4
   2,636 QBE Insurance Group Ltd.                  10
   4,315 QCT Resources Ltd.                         3
   1,414 Resolute Ltd.                             --
   1,726 RIO Tinto Ltd.                            30
   4,100 Santos Ltd.                               11
   1,314 Smith (Howard) Ltd.                        9
     764 Sons of Gwalia Ltd.                        2
   4,172 Southcorp Ltd.                            15
   4,100 Star City Holdings Ltd.                    4

 Shares  Description                                        Value

------------------------------------------------------------------
   2,359 Stockland Trust Group                             $     5
   1,200 Suncorp-Metway Ltd.                                     6
   2,050 TABCORP Holdings Ltd.                                  14
  29,040 Telstra Corp. Ltd.                                    169
   1,773 Wesfarmers Ltd.                                        13
   9,192 Westfield Trust                                        18
  10,502 Westpac Banking Corp. Ltd.                             71
   6,825 WMC Ltd.                                               31
   6,862 Woolworths Ltd.                                        23
     260 Zimbabwe Platinum Mines Ltd*                           --
                                                           -------
                                                             1,241
                                                           -------
 Austria--0.2%
      19 Austria Mikro Systeme International A.G.                1
     122 Austria Tabakwerke A.G.                                 6
     168 Austrian Airlines Osterreichische A.G.                  3
     654 Bank Austria A.G.                                      35
      30 BAU Holdings A.G.                                       1
      58 BBAG Oesterreichische Brau-Beteiligungs A.G.            2
      70 Boehler-Uddeholm A.G.                                   3
      12 BWT A.G.                                                2
     135 Flughafen Wien A.G.                                     5
      44 Generali Holding Vienna A.G.                            6
      26 Lenzing A.G.                                            1
      78 Mayr-Melnhof Karton A.G.                                3
      72 Nevia Beteiligungs A.G.*                                1
     181 Oesterreichische Elektrizitaetswirtschafts A.G.        23
     189 OMV A.G.                                               17
      90 Radex-Heraklith Industriebeteiligungs A.G.              2
      33 Universale-Bau A.G.                                     1
      94 VA Technologies A.G.                                    6
     400 Wienerberger Baustoffindustrie A.G.                     8
                                                           -------
                                                               126
                                                           -------
 Belgium--1.0%
      50 Barco Industries                                        6
     140 Bekaert N.V.                                            7
     120 Cimenteries CBR Cementbedrisven                        12
     350 Colruyt N.V.                                           18
      50 Compagnie Maritime Belge S.A.                           2
      40 D'ieteren Trading N.V.                                 16
     287 Delhaize-Le Lion                                       22
      35 Dolmen Computer Applications N.V.                       1
     310 Electrabel S.A.                                        99
   4,140 Fortis A.G., Class B                                  142
      50 Glaverbel S.A.                                          4
     180 Groupe Bruxelles Lambert S.A.                          31
   1,642 KBC Bancassurance Holding                              77
     465 Solvay S.A.                                            35
     480 Tractebel                                              78
     840 UCB S.A.                                               34
     150 Union Miniere Group                                     6
                                                           -------
                                                               590
                                                           -------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares  Description                                       Value

-----------------------------------------------------------------
 Denmark--0.8%
      12 Aarhus Oliefabrik A/S, Class A                   $    --
      12 Aarhus Oliefabrik A/S, Class B, Limited Voting        --
      91 Bang & Olufsen Holdings A/S, Class B                   3
     257 Carlsberg A/S, Class A                                10
     204 Carlsberg A/S, Class B                                 8
       7 Dampskibsselskabet af 1912 A/S, Class B               74
       5 Dampskibsselskabet Svendborg A/S, Class B             76
     391 Danisco A/S                                           16
     260 Den Danske Bank                                       30
      85 Det Ostasiatiske Kompagni A/S*                         1
     328 FLS Industries A/S, Class B                            9
     242 GN Store Nord A/S                                      9
     198 International Service System A/S, Class B*            12
      82 Korn-OG Foderstofkomp                                  2
       6 Lauritzen (J.) Holding A/S*                            1
      45 NKT Holdings A/S                                       3
     447 Novo-Nordisk A/S, Class B                             58
      45 Radiometer A/S, Class B                                2
     308 SAS Danmark A/S                                        3
     164 Superfos A/S                                           4
   1,210 Tele Danmark A/S                                      78
     360 Unidanmark A/S, Class A                               27
                                                          -------
                                                              426
                                                          -------
 Finland--2.3%
     100 Amer Group Ltd., Class A                               2
     200 Asko OYJ                                               3
     400 Hartwall OYJ AB, Class A                               5
     100 Instrumentarium Group OYJ, Class A                     3
   1,000 Kemira OYJ                                             6
     700 Kesko OYJ*                                             7
     300 Kone OYJ, Class B                                     12
   4,930 Merita Ltd.                                           30
     100 Metra OYJ, Class A                                     2
     200 Metra OYJ, Class B                                     3
     500 Metso OYJ*                                             5
   7,130 Nokia OYJ                                          1,009
     800 Outokumpu OYJ, Class A                                 9
     100 Pohjola Group Insurance Corp., Class A                 6
     100 Pohjola Group Insurance Corp., Class B                 6
   1,100 Raisio Group PLC                                       7
     800 Rautaruukki OYJ, Class K                               5
     500 Sampo Insurance Co. Ltd., Class A                     16
   2,640 Sonera Group OYJ                                     109
     100 Stockman AB, Class A                                   2
     200 Stockman AB, Class B                                   3
     400 Tieto Corp. OYJ                                       18
   1,580 UPM-Kymmene OYJ                                       53
                                                          -------
                                                            1,321
                                                          -------
 France--9.1%
     250 Accor S.A.                                            57
   1,060 Air Liquide                                          156
   1,160 Alcatel S.A.                                         225
   2,070 Axa                                                  279

 Shares  Description                                                 Value

---------------------------------------------------------------------------
   1,341 Banque Nationale de Paris                                  $   123
      10 Bongrain S.A.                                                    3
     175 Bouygues                                                        81
     760 Canal Plus                                                      63
     450 Cap Gemini S.A.                                                 80
   2,080 Carrefour Supermarche S.A.                                     362
      50 Chargeurs S.A.                                                   3
     100 Club Mediterranee                                               10
      50 Coflexip Stena Offshore                                          4
     537 Compagnie de Saint Gobain                                       91
     100 Compagnie Francaise d'Ettudes et de Construction Technip        10
      50 Compagnie Generale de Geophysique S.A.                           3
      75 Compagnie Parisienne de Reescompte                               3
     600 Dassault Systemes S.A.                                          28
       7 Elf Aquitaine S.A.                                               1
     215 Eridania Beghin-Say S.A.                                        24
      60 Essilor International S.A.                                      17
     500 Etablissements Economiques du Casino                            62
   5,825 France Telecom S.A.                                            675
      66 Gecina                                                           8
     445 Groupe Danone                                                  103
     100 Groupe GTM                                                       9
     100 Imerys                                                          13
     400 L'OREAL                                                        263
   1,400 Lafarage S.A.                                                  132
     850 Lagardere S.C.A.                                                40
     220 Legrand S.A.                                                    46
     560 LVMH Moet Hennessy Louis Vuitton                               182
     918 Michelin, Class B                                               37
     100 Natexis                                                          7
     100 Nord-Est S.A.                                                    3
     970 Paribas                                                        108
     400 Pechiney S.A.                                                   23
     350 Pernod-Ricard                                                   20
     685 Pinault Printemps-Redoute S.A.                                 143
     150 Primagaz Cie                                                    13
     350 PSA Peugeot Citroen                                             69
   2,200 Rhone-Poulenc, Class A                                         136
      75 Sagem S.A.                                                      29
   2,820 Sanofi-Synthelabo S.A.*                                        116
     950 Schneider Electric S.A.                                         64
      50 SEB S.A.                                                         3
     300 SEITA                                                           15
     250 Sidel S.A.                                                      23
     100 Simco S.A.                                                       8
     100 Skis Rossignol S.A.                                              1
     350 Societe BIC S.A.                                                14
      21 Societe Eurafrance S.A.                                         12
     610 Societe Generale, Class A                                      131
     260 Sodexho Alliance S.A.                                           47
     150 Sommer-Allibert                                                  4
     872 Suez Lyonnaise des Eaux                                        128
   1,000 Thomson CSF                                                     29
   3,749 Total Fina S.A.                                                498

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
Statements of Investments
November 30, 1999
(All amounts in thousands, except shares)

 Shares  Description                                            Value

----------------------------------------------------------------------
                International Equity Index Portfolio--Continued
 France--Continued
     630 Total Fina S.A. VVPR                                  $    --
      50 Union du Credit-Bail Immobilier                             6
   1,600 Usinor S.A.                                                24
     554 Valeo S.A.                                                 37
   3,005 Vivendi                                                   241
      20 Zodiac S.A.                                                 4
                                                               -------
                                                                 5,149
                                                               -------
 Germany--8.6%
     300 Adidas-Salomon A.G.                                        22
     250 Agiv A.G.                                                   5
   1,370 Allianz A.G.                                              401
     350 AMB Aachener & Muenchener Beteilgungs-A.G. (Bearer)        23
     200 Axa Colonia Konzern A.G.                                   19
   3,740 BASF A.G.                                                 173
   4,360 Bayer A.G.                                                184
     550 Beiersdorf A.G.                                            37
     200 Bilfinger & Berger Bau A.G.                                 4
     450 Buderus A.G.                                                7
     800 Continental A.G.                                           16
   5,607 DaimlerChrysler A.G.                                      382
   3,650 Deutsche Bank A.G.                                        241
   2,600 Deutsche Lufthansa A.G. (Registered)                       57
  16,850 Deutsche Telekom A.G.                                     965
     400 Deutz A.G.*                                                 2
     200 Douglas Holdings A.G.                                       9
   3,080 Dresdner Bank A.G.                                        145
     450 FAG Kugelfischer Georg Schaefer A.G.                        3
     320 Heidelberger Zement A.G.                                   23
     500 Hochtief A.G.                                              19
   2,497 HypoVereinsbank A.G.                                      155
     100 IWKA A.G.                                                   2
     500 Karstadt A.G.                                              17
     550 Linde A.G.                                                 27
     750 MAN A.G.*                                                  23
   2,200 Mannesmann A.G.                                           457
   1,150 Merck KGaA                                                 34
   1,590 Metro A.G.                                                 85
   1,060 Muenchener Ruckversicherungs-Gesellschaft A.G.            221
     963 Preussag A.G.                                              48
     100 Rheinmetall A.G.                                            2
   2,820 RWE A.G.                                                  107
     350 SAP A.G.                                                  115
     450 Schering A.G.                                              53
     150 SGL Carbon A.G.                                             8
   3,560 Siemens A.G.                                              359
   3,500 Thyssen Krupp A.G.*                                        92
   2,990 Veba A.G.                                                 146
   4,080 Viag A.G.                                                  67
   1,850 Volkswagen A.G.                                            87
                                                               -------
                                                                 4,842
                                                               -------

 Shares  Description                                 Value

-----------------------------------------------------------
 Hong Kong--2.4%
  10,000 Applied International Holdings Ltd.        $    --
   9,304 Bank of East Asia Ltd.*                         22
  21,000 Cathay Pacific Airways Co.                      40
  15,000 Cheung Kong Ltd.                               169
  12,000 Chinese Estates Holdings Ltd.                    2
  15,000 CLP Holdings Ltd.                               70
   2,000 Dickson Concepts International Ltd               2
   5,000 Elec & Eltek International Holdings Ltd.         1
   6,000 Giordano International Ltd.                      6
   9,000 Hang Lung Development Co.                        9
  11,300 Hang Seng Bank Ltd.                            125
  29,292 Hong Kong & China Gas Co. Ltd.                  38
   8,500 Hong Kong & Shanghai Hotels Ltd.                 5
   1,200 Hong Kong Aircraft Engineering Co. Ltd.          2
   3,000 Hong Kong Construction Holdings Ltd.             1
  67,200 Hong Kong Telecommunications Ltd.              183
   5,600 Hopewell Holdings Ltd.                           3
  22,000 Hutchinson Whampoa Ltd.                        270
   7,222 Hysan Development Co. Ltd.                       9
   6,300 Johnson Electric Holdings Ltd.                  45
   3,000 Miramar Hotel & Investment Ltd.                  3
      69 New World China Land Ltd.*                      --
  12,974 New World Development Co. Ltd.                  26
  12,000 Oriental Press Group                             1
   2,000 Playmates Toys Holdings Ltd.                    --
  26,400 Regal Hotels International*                      2
  13,000 Shangri-La Asia Ltd.                            15
  12,155 Shun Tak Holdings Ltd.                           3
  22,963 Sino Land Co.                                   11
  14,000 South China Morning Post Holdings Ltd.          12
   2,000 Stelux Holdings*                                --
  15,172 Sun Hung Kai Properties Ltd.                   139
   9,000 Swire Pacific Ltd.                              52
   5,000 Tai Cheung Holdings Ltd.                         1
   2,000 Television Broadcasts Ltd.                      13
   2,000 Varitronix International Ltd.                   38
  15,000 Wharf Holdings Ltd.                              4
   1,700 Wing Lung Bank Ltd.                              7
                                                    -------
                                                      1,329
                                                    -------
 Ireland--0.4%
   5,210 Allied Irish Banks PLC                          67
     308 Clondalkin Group PLC Units                       3
     329 Crean (James) PLC                               --
   2,300 CRH PLC                                         47
     609 DCC PLC                                          4
   9,240 Eircom PLC                                      37
   2,146 Fyffes PLC                                       4
   1,415 Greencore Group PLC                              4
   1,937 Independent Newspapers PLC                      10
     189 Irish Continental Group PLC                      2
   1,746 Irish Life & Permanent PLC                      17
     298 Jurys Hotel Group PLC                            2
   1,107 Kerry Group PLC, Class A                        13
     329 Oakhill Group PLC*                              --

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares  Description                                       Value

-----------------------------------------------------------------
   1,102 Ryanair Holdings PLC*                            $    11
   7,413 Smurfit (Jefferson) Group PLC                         20
   1,671 Tullow Oil PLC*                                        2
   5,578 Waterford Wedgewood PLC Units                          5
                                                          -------
                                                              248
                                                          -------
 Italy--3.6%
  10,000 Alitalia S.p.A.                                       24
   1,000 Arnoldo Mondadori Editore S.p.A.                      20
   6,160 Assicurazioni Generali                               177
  11,000 Banca Commerciale Italiana                            56
  15,000 Banca Intesa S.p.A.                                   64
   5,000 Banca Intesa-RNC S.p.A.                                9
   2,000 Banco Popolare di Milano                              11
  12,000 Benetton Group S.p.A.                                 24
   8,080 Beni Stabili S.p.A.                                    3
   2,000 Bulgari S.p.A.                                        15
   1,000 Cartiere Burgo S.p.A.                                  7
   2,200 Cementir S.p.A.                                        3
   4,000 Edison S.p.A.                                         30
  46,640 ENI S.p.A.                                           256
   1,000 Falck S.p.A.                                           7
   2,440 Fiat S.p.A.                                           67
     530 Fiat-RNC S.p.A.                                        7
   5,000 Impregilo S.p.A.                                       3
  23,760 Instituto Nationale delle Assicurazioni S.p.A.        66
   1,000 Italcementi S.p.A.                                    12
   1,000 Italcementi-RNC S.p.A.                                 4
   5,000 Italgas S.p.A.                                        20
   2,100 Magneti Marelli                                        7
   7,000 Mediaset S.p.A.                                       80
   3,000 Mediobanca S.p.A.                                     28
  17,160 Montedison S.p.A.                                     26
   2,600 Montedison-RNC S.p.A.                                  2
  19,240 Olivetti S.p.A.*                                      41
  10,000 Parmalat Finanziaria S.p.A.                           12
  13,000 Pirelli S.p.A.                                        30
   1,000 Pirelli-RNC S.p.A.                                     2
   1,000 Reno de Medici S.p.A.                                  2
   1,000 Rinascente (la) S.p.A.                                 6
   3,000 Riunione Adriatic di Sicurta S.p.A.                   25
   1,000 Riunione Adriatic di Sicurta-RNC S.p.A.                7
   8,080 San Paolo-IMI S.p.A.                                 101
   1,000 Sirti S.p.A.                                           6
   5,000 Snia BPD S.p.A.                                        5
   1,000 Snia BPD-RNC S.p.A.                                    1
   1,000 Societa Assicuratrice Industriale S.p.A.               9
  38,720 Telecom Italia Mobile S.p.A.                         305
  10,000 Telecom Italia Mobile-RNC S.p.A.                      39
  22,101 Telecom Italia S.p.A.                                244
   6,488 Telecom Italia-RNC S.p.A.                             35
  32,000 Unicredito Italiano S.p.A.                           135
  29,040 Unione Immobiliare S.p.A.                             16
                                                          -------
                                                            2,049
                                                          -------

 Shares  Description                                Value

----------------------------------------------------------
 Japan--26.7%
   2,000 77 Bank                                   $    23
     900 Acom Co. Ltd.                                 110
     600 Advantest Corp.                               100
   4,000 Ajinomoto Co.                                  42
   1,000 Alps Electric Co. Ltd.                         18
   2,000 Amada Co. Ltd.                                 11
   1,000 Amano Corp.                                     7
     500 Aoyama Trading Co. Ltd.                        12
     400 Arabian Oil Co.                                 7
  15,000 Asahi Bank Ltd.                               105
   3,000 Asahi Breweries Ltd.                           35
   9,000 Asahi Chemical Industry Co. Ltd.               49
   7,000 Asahi Glass Co. Ltd.                           56
     300 Asatsu-DK, Inc.                                14
   5,000 Ashikaga Bank Ltd.                             11
     300 Autobacs Seven Co. Ltd.                        11
   7,000 Bank of Fukuoka, Ltd.                          53
  26,000 Bank of Tokyo-Mitsubishi Ltd.                 376
   8,000 Bank of Yokohama Ltd.                          36
     300 Benesse Corp.                                  72
   5,000 Bridgestone Corp.                             123
   2,000 Brother Industries Ltd.                         5
   5,000 Canon, Inc.                                   147
   2,000 Casio Computer Co. Ltd.                        14
      14 Central Japan Railway Co.                      88
   1,000 Chiyoda Corp.*                                  2
   1,000 Chugai Pharmaceutical Co. Ltd.                 11
   2,000 Citizen Watch Co. Ltd.                         12
   5,000 Cosmo Oil Co. Ltd.                              8
   1,200 Credit Saison Co. Ltd.                         24
     500 CSK Corp.                                      69
   4,000 Dai Nippon Printing Co. Ltd.                   69
   2,000 Daicel Chemical Industry Ltd.                   6
   5,000 Daiei, Inc.                                    19
   1,000 Daifuku Co. Ltd.                                5
   2,000 Daiichi Pharmaceutical                         28
   2,000 Daikin Industries Ltd.                         26
   1,000 Daikyo, Inc.*                                   3
   2,000 Daimaru, Inc.                                   7
   6,000 Dainippon Ink & Chemicals, Inc.                23
   1,000 Dainippon Screen Manufacturing Co. Ltd.         6
     900 Daito Trust Construction Co.                   11
   9,000 Daiwa Bank Ltd.                                30
   3,000 Daiwa House Industry Co. Ltd.                  27
   1,000 Daiwa Kosho Lease Co. Ltd.                      4
   8,000 Daiwa Securities Co. Ltd.                     114
   3,000 Denki Kagaku Kogyo Kabushiki Kaisha            10
   5,000 Denso Corp.                                   108
      22 East Japan Railway Co.                        129
   2,000 Ebara Corp.                                    23
   2,000 Eisai Co. Ltd.                                 44
   1,400 Fanuc Ltd.                                    116
  19,000 Fuji Bank Ltd.                                227
     300 Fuji Machine Manufacturing Co. Ltd.            17

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
Statements of Investments
November 30, 1999
(All amounts in thousands, except shares)

 Shares  Description                                      Value

----------------------------------------------------------------
                International Equity Index Portfolio--Continued
 Japan--Continued
   3,000 Fuji Photo Film Co.                             $   122
     200 Fuji Soft ABC, Inc.                                  17
   2,000 Fujikura Ltd.                                        10
   3,000 Fujita Corp.                                          2
  10,000 Fujitsu Ltd.                                        354
   5,000 Furukawa Electric Co. Ltd.                           53
   3,000 Gunma Bank                                           21
   1,000 Gunze Ltd.                                            3
   1,000 Hankyu Department Stores, Inc.                        5
   3,000 Haseko*                                               2
     200 Hirose Electric                                      33
  19,000 Hitachi Ltd.                                        262
   7,000 Hitachi Zosen Corp.                                   5
   5,000 Hokuriku Bank                                        12
   5,000 Honda Motor Co. Ltd.                                206
   1,000 House Foods Corp.                                    14
   1,000 Hoya Corp.                                           72
   1,000 Inax                                                  6
  15,000 Industrial Bank of Japan                            177
   1,000 Isetan                                                8
   2,000 Ishihara Sangyo Kaisha*                               3
   7,000 Ishikawajima-Harima Heavy Industries Co. Ltd.         9
   2,000 Ito-Yokado Co.                                      215
   9,000 Itochu Corp.                                         54
   1,000 Iwataini International Corp.                          2
   1,000 JACCS Co. Ltd.                                        4
  10,000 Japan Airlines                                       32
   7,000 Japan Energy Corp.                                    7
   2,000 Japan Steel Works*                                    3
      12 Japan Tobacco                                       108
   1,000 JGC Corp.                                             3
   6,000 Joyo Bank                                            28
   2,000 JUSCO Co.                                            38
     100 Kadokawa Shoten Publishing Co. Ltd.                  37
   7,000 Kajima Corp.                                         24
   1,000 Kaken Pharmaceutical Co.                              7
   2,000 Kamigumi Co. Ltd.                                     9
   4,000 Kanebo Ltd.*                                          7
   2,000 Kaneka Corp.                                         25
   5,400 Kansai Electric Power Co., Inc.                     103
   3,000 Kao Corp.                                            89
   9,000 Kawasaki Heavy Industries Ltd.                       12
   3,000 Kawasaki Kisen Kaisha Ltd.                            5
  19,000 Kawasaki Steel Corp.                                 39
   3,000 Keihin Electric Expesss Railway Co. Ltd.             11
   1,000 Kikkoman Corp.                                        8
   2,000 Kinden Corp.                                         16
   9,000 Kinki Nippon Railway                                 37
   6,000 Kirin Brewery Co. Ltd.                               69
   1,000 Kokuyo Co. Ltd.                                      15
   6,000 Komatsu Ltd.                                         34
     300 Konami Co. Ltd.                                      40
   2,000 Konica Corp.                                          8

 Shares  Description                                    Value

--------------------------------------------------------------
   1,000 Koyo Seiko Co.                                $    10
   9,000 Kubota Corp.                                       35
   6,000 Kumagai Gumi Co. Ltd.                               5
   2,000 Kurary Co. Ltd.                                    23
   1,000 Kureha Chemical Industry Ltd.                       3
   1,000 Kurita Water Industries Ltd.                       19
   1,100 Kyocera Corp.                                     133
   2,000 Kyowa Hakko Kogyo                                  14
   1,000 Maeda Road Construction Co. Ltd.                    5
   1,000 Makino Milling Machine Co. Ltd.                     6
   1,000 Makita Corp.                                        9
  10,000 Marubeni Corp.                                     39
   2,000 Marui Co. Ltd.                                     34
  11,000 Matsushita Electric Industrial Co. Ltd.           278
   2,000 Meiji Milk Products Co. Ltd.                        7
   2,000 Meiji Seika                                        13
     300 Meitec                                             11
   2,000 Minebea Co. Ltd.                                   31
  12,000 Mitsubishi Chemical Corp.                          50
   9,000 Mitsuibishi Corp.                                  78
  12,000 Mitsubishi Electric Corp.                          71
   8,000 Mitsubishi Estate Co. Ltd.                         86
   3,000 Mitsubishi Gas Chemical Co.                         7
  21,000 Mitsubishi Heavy Industries Ltd.                   68
   1,000 Mitsubishi Logistics Corp.                          8
   8,000 Mitsubishi Materials Corp.                         17
   2,000 Mitsubishi Paper Mills                              3
   5,000 Mitsubishi Rayon Co.                               12
   8,000 Mitsubishi Trust & Banking Corp.                   92
   9,000 Mitsui & Co.                                       68
   7,000 Mitsui Engineering & Shipbuilding Co. Ltd.*         5
   5,000 Mitsui Fudosan Co. Ltd.                            40
   6,000 Mitsui Marine & Fire Insurance Co. Ltd.            34
   3,000 Mitsui Mining & Smelting                           16
   1,000 Mitsui Soko Co. Ltd.                                2
   8,000 Mitsui Trust & Banking Co. Ltd.                    25
   3,000 Mitsukoshi Ltd.                                    14
   1,000 Mori Seiki Co. Ltd.                                14
   1,000 Murata Manufacturing Co. Ltd.                     166
   2,000 Mycal Corp.                                        10
     400 Namco Ltd.                                         23
   9,000 NEC Corp.                                         210
   2,000 NGK Insulators Ltd.                                16
   1,000 NGK Spark Plug Co.                                  7
     400 Nichiei Co. Ltd.                                   10
   2,000 Nichirei Corp.                                      6
     200 Nidec Corp.                                        46
   2,000 Nikon Corp.                                        51
     900 Nintendo Co. Ltd.                                 150
   1,000 Nippon Comsys Corp.                                22
   7,000 Nippon Express Co. Ltd.                            40
   3,000 Nippon Light Metal Co. Ltd.                         4
   1,000 Nippon Meat Packers, Inc.                          13
   9,000 Nippon Mitsubishi Oil Co. Ltd.                     40
   6,000 Nippon Paper Industries Co.                        44

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares  Description                               Value

---------------------------------------------------------
   1,000 Nippon Sharyo Ltd.                       $     2
   3,000 Nippon Sheet Glass Co. Ltd.                   17
   2,000 Nippon Shinpan Co.                             6
   1,000 Nippon Shokubai K.K. Co.                       5
  38,000 Nippon Steel Corp.                            86
   2,000 Nippon Suisan Kaisha Ltd.                      4
      70 Nippon Telegraph & Telephone Corp.         1,254
   8,000 Nippon Yusen Kabushiki Kaisha                 32
   2,000 Nishimatsu Construction                        9
  16,000 Nissan Motor Co. Ltd.                         74
   1,000 Nisshin Food Products Co. Ltd.                 7
   1,000 Nisshinbo Industries, Inc.                     5
   1,000 Nissin Food Products                          25
   1,000 Nitto Denko Corp.                             40
   1,000 NOF Corp.                                      3
  11,000 Nomura Securities Co. Ltd.                   196
   1,000 Noritake Co. Ltd.                              4
   3,000 NSK Ltd.                                      26
   3,000 NTN Corp.                                     10
   5,000 Obayashi Corp.                                26
   6,000 OJI Paper Co. Ltd.                            38
   1,000 Okuma Corp.                                    3
   1,000 Okumura Corp.                                  3
   2,000 Olympus Optical Co. Ltd.                      22
   1,000 Omron Corp.                                   24
   1,000 Onward Kasiyama Co. Ltd.                      13
   2,000 Orient Corp.                                   6
     600 Oriental Land Co. Ltd.                        57
     400 Orix Corp.                                    65
  17,000 Osaka Gas Co. Ltd.                            46
     300 Oyo Corp.                                      5
   2,000 Penta-Ocean Construction                       3
   1,000 Pioneer Corp.                                 22
     700 Promise Co. Ltd.                              46
   2,000 Renown, Inc.                                   5
   1,000 Rohm Co. Ltd.                                271
  24,000 Sakura Bank Ltd.                             177
   1,000 Sanden Corp.                                   6
   3,000 Sankyo Co. Ltd.                               74
   1,000 Sanwa Shutter Corp.                            3
  11,000 Sanyo Electric Co.                            44
   2,000 Sapporo Breweries Ltd.                         7
   2,000 Secom Co. Ltd.                               225
     700 Sega Enterprises                              25
   1,000 Seino Transportation Co. Ltd.                  6
   1,000 Seiyu Ltd.                                     4
   3,000 Sekisui Chemical Co. Ltd.                     14
   4,000 Sekisui House Ltd.                            39
   6,000 Sharp Corp.                                  122
     400 Shimachu Co., Ltd.                             6
     200 Shimamura Co.                                 38
   1,000 Shimano, Inc.                                 20
   6,000 Shimizu Corp.                                 20
   2,000 Shin-Etsu Chemical Co. Ltd.                   79
   2,000 Shionogi & Co.                                24

 Shares  Description                               Value
---------------------------------------------------------
   2,000 Shiseido Co. Ltd.                        $    32
   5,000 Shizuoka Bank                                 53
     200 Sho-Bond Corp.                                 4
   8,000 Showa Denko K.K.                              12
   2,000 Showa Shell Sekiyu K.K.                       11
   1,000 Skylark Co. Ltd.                              22
     400 SMC Corp.                                     71
   2,000 Snow Brand Milk Products                       8
     600 Softbank Corp.                               433
   2,300 SONY Corp.                                   425
  17,000 Sumitomo Bank Ltd.                           260
   9,000 Sumitomo Chemicals Co.                        50
   6,000 Sumitomo Corp.                                58
   4,000 Sumitomo Electric Industries Ltd.             45
   1,000 Sumitomo Forestry Co. Ltd.                     7
   3,000 Sumitomo Heavy Industries Ltd.                 9
   4,000 Sumitomo Marine & Fire Insurance Ltd.         28
  24,000 Sumitomo Metal Industries Ltd.                23
   3,000 Sumitomo Metal Mining Co.                      7
   3,000 Sumitomo Osaka Cement Co. Ltd.                 4
   6,400 Taiheiyo Cement Corp.                         13
   7,000 Taisei Corp.                                  15
   2,000 Taisho Pharmaceutical Co.                     66
   1,000 Taiyo Yuden Co. Ltd.                          44
   1,000 Takara Shuzo                                  14
   1,000 Takara Standard Co. Ltd.                       5
   2,000 Takashimaya Co. Ltd.                          17
   5,000 Takeda Chemical Industries                   295
     900 Takefuji Corp.                               129
   6,000 Teijin Ltd.                                   27
   2,000 Teikoku Oil Co. Ltd.                           7
   1,000 Terumo Corp.                                  30
   1,000 Toa Corp.                                      2
   6,000 Tobu Railway Co.                              18
   2,000 Toda Corp.                                     8
   1,000 Toei Co. Ltd.                                  6
     100 Toho Co.                                      15
   2,900 Tohoku Electric Power                         42
  13,000 Tokai Bank                                    90
   9,000 Tokio Marine & Fire Insurance Co. Ltd.       114
   1,000 Tokyo Broadcasting System Inc.                28
   1,000 Tokyo Dome Corp.                               5
   7,500 Tokyo Electric Power Co.                     211
   1,000 Tokyo Electron Ltd.                          104
  16,000 Tokyo Gas Co. Ltd.                            35
   1,000 Tokyo Style Co. Ltd.                           9
   1,000 Tokyo Tatemono Co. Ltd.                        2
   2,000 Tokyotokeiba                                   3
   8,000 Tokyu Corp.                                   21
   4,000 Toppan Printing Co. Ltd.                      48
   9,000 Toray Industries, Inc.                        44
  19,000 Toshiba Corp.                                140
   3,000 Tosoh Corp.                                   11
   1,000 Tostem Corp.                                  18
   2,000 Toto Ltd.                                     12

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
Statements of Investments
November 30, 1999
(All amounts in thousands, except shares)

 Shares  Description                                                  Value

---------------------------------------------------------------------------
   International Equity Index Portfolio--Continued
 Japan--Continued
   1,000 Toyo Seikan Kaisha                                            $    18
   5,000 Toyobo Ltd.                                                         7
  21,000 Toyota Motor Corp.                                                711
     100 Trans Cosmos, Inc.                                                 23
   1,000 Tsubakimoto Chain Ltd.                                              5
   6,000 Ube Industries Ltd.                                                15
     500 Uni-Charm Corp.                                                    30
   3,000 Unitika Ltd.*                                                       2
   1,000 Uny Co. Ltd.                                                       10
   1,000 Wacoal Corp.                                                        9
     200 World Co. Ltd.                                                     26
   1,000 Yakult Honsha Co. Ltd.                                             11
   1,000 Yamaha Corp.                                                        9
   2,000 Yamanouchi Pharmaceutical Co. Ltd.                                 87
   2,000 Yamato Transport Co. Ltd.                                          67
   1,000 Yamazaki Baking Co. Ltd.                                           11
   1,000 Yokogawa Electric Co.                                               7
                                                                       -------
                                                                        15,082
                                                                       -------
 Malaysia--0.0%
      66 Aokam Perdana Berhad*                                              --
   4,000 Promet Berhad*                                                     --
     280 Silverstone Berhad*                                                --
                                                                       -------
                                                                            --
                                                                       -------
 Netherlands--4.8%
   8,581 ABN AMRO Holdings N.V.                                            209
   3,450 AEGON N.V.                                                        313
   1,676 Akzo Nobel N.V.                                                    72
     236 ASR Verzekeringsgroep N.V.                                         14
     511 Buhrmann N.V.                                                       8
   3,928 Elsevier N.V.                                                      39
     532 Getronics N.V.                                                     33
     705 Hagemeyer N.V                                                      16
   1,846 Heineken N.V.                                                      89
     248 Hollandsche Beton Groep N.V.                                        2
     181 IHC Caland N.V.                                                     7
   5,641 ING Groep N.V.                                                    317
     371 KLM N.V.                                                            9
   3,802 Koninklijke Ahold N.V.                                            121
   1,995 Koninklijke Philips Electronics N.V.*                             243
     169 Koninklijke Nedlloyd N.V.                                           4
     566 OCE N.V.                                                           10
  12,129 Royal Dutch Petroleum Co.                                         714
   2,828 Royal KPN N.V.                                                    157
     235 Stork N.V.                                                          3
   2,819 TNT Post Group N.V.                                                72
   3,359 Unilever N.V.                                                     185
     639 Vedior N.V.                                                         7
     245 Vopax N.V.                                                          6
   1,639 Wolters Kluwer N.V.                                                49
                                                                       -------
                                                                         2,699
                                                                       -------

 Shares  Description                                                    Value
-------------------------------------------------                      -------
 New Zealand--0.2%
  19,500 Brierley Investments Ltd.                                     $     5
  12,600 Carter Holt Harvey Ltd.                                            15
     600 Contact Energy Ltd.                                                 1
     800 Fisher & Paykel Industries Ltd.                                     3
   2,479 Fletcher Challenge Building                                         3
   2,547 Fletcher Challenge Energy                                           6
   6,317 Fletcher Challenge Forests                                          2
   4,700 Fletcher Challenge Paper                                            3
   4,000 Lion Nathan Ltd.                                                    9
  10,380 Telecom Corp. of New Zealand Ltd.                                  44
                                                                       -------
                                                                            91
                                                                       -------
 Norway--0.4%
     140 Aker RGI ASA                                                        2
     400 Aker RGI ASA, Class B                                               5
     300 ASK Proxima ASA*                                                    2
     300 Bergesen d.y. ASA, Class A                                          4
     100 Bergesen d.y. ASA, Class B                                          1
   3,800 Christiania Bank Og Kreditkasse                                    18
   4,300 Den Norske Bank ASA                                                17
     100 Dyno ASA                                                            2
     300 Elkem ASA                                                           5
     500 Hafslund ASA, Class A                                               3
     300 Hafslund ASA, Class B                                               1
     100 Kvaerner ASA                                                        1
     300 Kvaerner ASA, Class B                                               6
     200 Leif Hoegh & Co. ASA                                                2
     700 Merkantildata ASA                                                   7
   1,800 NCL Holdings ASA*                                                   5
   1,410 Norsk Hydro ASA                                                    56
     200 Norske Skogindustrier ASA, Class A                                  9
   1,100 Orkla ASA, Class A                                                 17
     200 Orkla ASA, Class B                                                  3
     600 Petroleum Geo-Services ASA*                                         9
     300 SAS Norge ASA, Class B                                              3
     400 Schibsted ASA                                                       6
     200 Smedvig, Class A                                                    2
     100 Smedvig, Class B                                                    1
   1,800 Storebrand ASA*                                                    13
     300 Tomra System ASA                                                   11
     100 Unitor ASA                                                          1
                                                                       -------
                                                                           212
                                                                       -------
 Portugal--0.5%
   6,500 Banco Comercial Portugues S.A. (Registered)                        37
     800 Banco Espirito Santo e Comercial de Lisboa S.A. (Registered)       20
     400 Banco Totta & Acores S.A. (Registered)                             10
   2,500 BPI-SGPS S.A. (Registered)                                         10
   1,500 Brisa-Auto Estradas de Portugal S.A.                               11
     800 Cimpor-Cimentos de Portugal SGPS S.A.                              13
     100 Colep-Companhia Portuguesa de Embalagens*                           1
     100 Companhia de Seguros Tranquilidade (Registered)                     3
     100 Corticeira Amorim S.A.                                              1
     100 EFACEC Capital SGPS S.A.                                            1

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares  Description                                                    Value

------------------------------------------------------------------------------
   4,000 Electricidade de Portugal S.A.                                $    62
     100 Engil-SGPS                                                          1
     100 INAPA Investimentos Participacoes e Gestao S.A.                     1
     700 Jeronimo Martins SGPS S.A.                                         16
     600 Portucel Industral-Empresa Produtora
         de Celulose S.A.                                                    4
   6,500 Portugal Telecom S.A. (Registered)                                 62
     180 Soares da Costa (Sociedade de Construcoes) S.A.                     1
     100 Somague-SGPS S.A.                                                  --
     200 Sonae Investmentos-SGPS S.A.                                        7
     100 UNICER-Uniao Cervejeira S.A.                                        2
                                                                       -------
                                                                           263
                                                                       -------
 Singapore--1.0%
   1,000 Chuan Hup Holdings Ltd.                                             1
   6,000 City Developments Ltd.                                             34
   2,000 Comfort Group Ltd.                                                  1
   1,000 Cycle & Carriage Ltd.                                               4
   5,698 DBS Group Holding Ltd.*                                            74
   9,000 DBS Land Ltd.                                                      18
   1,000 First Capital Corp. Ltd.                                            1
   1,000 Fraser & Neave Ltd.                                                 4
   2,000 Goldtron Ltd.                                                      --
   2,000 Hai Sun Hup Group Ltd.                                              1
   1,000 Haw Par Brothers International Ltd.                                 2
   1,000 Hotel Properties Ltd.                                               1
   1,000 Inchcape Motors Ltd.                                                1
   6,000 IPC Corp.                                                           1
   3,250 Keppel Corp. Ltd.                                                   9
   2,400 Lum Chang Holdings Ltd.                                             1
   1,000 NatSteel Ltd.                                                       2
   3,370 Neptune Orient Lines Ltd.                                           5
   6,980 Overseas Chinese Banking Corp. Ltd. (Foreign)                      52
   1,000 Overseas Union Enterprise Ltd.                                      3
   1,000 Parkways Holdings Ltd.                                              2
   6,494 Sembcorp Industries Ltd.*                                           9
   1,000 Sembcorp Logistics Ltd.                                             4
   8,000 Singapore Airlines Ltd.                                            81
   2,893 Singapore Press Holdings Ltd.                                      54
  20,000 Singapore Technologies Engineering Ltd.                            30
  39,000 Singapore Telecommunications Ltd.                                  73
   1,000 Straits Trading Co. Ltd.                                            1
   5,000 United Industrial Corp. Ltd.                                        3
   7,392 United Overseas Bank Ltd. (Foreign)                                66
   2,000 United Overseas Land Ltd.                                           2
   2,000 Venture Manufacturing (Singapore) Ltd.                             20
                                                                       -------
                                                                           560
                                                                       -------
 Spain--2.7%
     475 Acerinox S.A.                                                      15
     300 ACS, Actividades de Construccion y Servicios S.A.                   7
     200 Aguila (El) S.A.*                                                   2

 Shares  Description                                                    Value
------------------------------------------------------------------------------
   2,850 Argentaria, Caja Postal y Banco Hipotecario de Espana S.A.    $    65
   1,650 Autopistas Concesionaria S.A.                                      17
     400 Azucarera Ebro Agricolas                                            6
  12,196 Banco Bilbao Vizcaya S.A.                                         170
  21,836 Banco Central Hispanoamericano                                    240
     450 Corporacion Financiera Alba                                        13
     493 Corporacion Mapfre                                                  8
     200 Cortefiel S.A.                                                      5
     150 Empresa Nacional de Celulosas S.A.                                  3
   5,720 Endesa S.A.                                                       113
     900 Ercros S.A.*                                                        1
     200 Fabrica Espanola de Productos Quimicos y Farmaceuticos S.A.         2
     950 Fomenta de Construcciones y Contratas S.A.                         20
   2,675 Gas Natural SDG S.A., Class E                                      67
   1,120 Grupo Dragados S.A.                                                10
   5,329 Iberdrola S.A.                                                     74
     500 Inmobiliaria Urbis S.A.*                                            3
     400 Metrovacesa S.A.                                                    7
     125 Portland Valderrivas S.A.                                           3
     500 Prosegur CIA de Seguridad S.A. (Registered)                         4
   1,768 Puleva S.A.                                                         3
     630 Reno de Medici S.p.A.*                                              1
   6,885 Repsol S.A.                                                       151
     825 Sociedade General de Aguas de Barcelona S.A.                       13
   1,100 SOL Melia S.A.                                                     13
   1,275 Tabacalera S.A., Class A                                           21
  18,589 Telefonica de Espana                                              388
   1,500 Telepizza S.A.*                                                     7
   2,047 Union Electrica Fenosa S.A.                                        35
     350 Uralita S.A.                                                        2
     825 Vallehermoso S.A.                                                   6
     300 Viscofan Industria Navarra de Envolturas
         Celulosicas S.A.                                                    2
     900 Zardoya Otis S.A.                                                  10
                                                                       -------
                                                                         1,507
                                                                       -------
 Sweden--2.4%
   4,500 ABB AB, Class A                                                    60
   1,800 ABB AB, Class B                                                    24
     800 Atlas Copco AB, Class A                                            21
     400 Atlas Copco AB, Class B                                            10
     312 Boliden Ltd. SDR*                                                   1
     400 Diligentia AB                                                       3
     700 Drott AB, Class B                                                   8
   2,240 Electrolux AB, Class B                                             44
     100 Esselte AB, Class A                                                 1
     100 Esselte AB, Class B                                                 1
   3,250 ForeningsSparbanken AB                                             50
     192 Granges AB                                                          3
   4,490 Hennes & Mauritz AB, Class B                                      142
     200 Meto AG*                                                            2
     600 Netcom AB, Class B*                                                31
     500 Om Gruppen AB                                                       8
   1,300 Sandvik AB, Class A                                                37

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
Statements of Investments
November 30, 1999
(All amounts in thousands, except shares)

 Shares  Description                                                    Value

------------------------------------------------------------------------------
                International Equity Index Portfolio--Continued
 Sweden--Continued
     400 Sandvik AB, Class B                                           $    11
   2,200 Securitas AB, Class B                                              37
   3,105 Skandia Forsakrings AB                                             74
   3,600 Skandinaviska Enskilda Banken, Class A                             34
     700 Skanska AB, Class B                                                24
     300 SKF AB, Class A                                                     6
     411 SKF AB, Class B                                                     9
   1,200 Svenska Cellulosa AB, Class B                                      33
   4,000 Svenska Handelsbanken, Class A                                     55
     300 Svenska Handelsbanken, Class B                                      3
     500 Svenskt Stal AB, Class A                                            6
     200 Svenskt Stal AB, Class B                                            3
   2,800 Swedish Match AB                                                   10
  10,560 Telefonaktiebolaget LM Ericsson, Class B                          512
     800 Trelleborg AB, Class B                                              7
     900 Volvo AB, Class A                                                  22
   1,900 Volvo AB, Class B                                                  46
     500 Wm-Data AB, Class B                                                28
                                                                       -------
                                                                         1,366
                                                                       -------
 Switzerland--5.6%
   1,023 ABB Ltd.                                                          101
     110 Adecco S.A.                                                        70
      40 Alusuisse-Lonza Holdings A.G. (Registered)                         24
   1,585 Credit Suisse Group (Registered)                                  296
      10 Forbo Holding A.G.                                                  5
      15 Georg Fischer A.G. (Registered)                                     5
      30 Holderbank Financiere Glarus A.G., (Bearer)                        38
      50 Holderbank Financiere Glarus A.G. (Registered)                     16
      10 Jelmoli S.A.                                                        2
       2 Kuoni Reisen A.G., Category B (Registered)                          8
      10 Moevenpick Holding                                                  4
     235 Nestle S.A. (Registered)                                          423
     405 Novartis A.G. (Registered)                                        632
      11 Roche Holdings A.G. (Bearer)                                      184
      37 Roche Holdings A.G. (Genusss)                                     447
      75 SAirGroup (Registered)                                             15
      10 Schindler Holding AG                                               14
      90 Schweizerische Reuckversicherungs-Gesellschaft (Registered)       184
       5 SGS Societe Generale de Surveillance Holdings S.A (Bearer)          5
      20 SGS Societe Generale de Surveillance Holdings S.A
         (Registered)                                                        4
      10 Sika Finanz A.G.                                                    4
      20 Sulzer A.G. (Registered)                                           12
      20 Swatch Group A.G. (Bearer)                                         17
     100 Swatch Group A.G. (Registered)                                     17
     430 Swisscom A.G.                                                     146
   1,224 UBS A.G. (Registered)                                             335
      25 Valora Holding A.G.                                                 6
     280 Zurich Allied A.G.                                                160
                                                                       -------
                                                                         3,174
                                                                       -------

 Shares  Description                           Value

-----------------------------------------------------
 United Kingdom--19.0%
   8,800 Abbey National PLC                   $   149
   8,985 Allied Zurich PLC*                       109
   1,047 AMEC PLC                                   4
     439 Amstrad PLC                                2
   1,929 Anglian Water PLC                         20
   2,067 Anglian Water PLC, Class B                 2
   6,000 Arjo Wiggins Appleton PLC                 18
   5,400 Associated British Foods PLC              27
  10,400 AstraZeneca Group PLC                    463
   7,101 BAA PLC                                   50
   8,846 Barclays PLC                             255
   1,000 Barratt Developments PLC                   5
   5,235 Bass PLC                                  59
   2,101 BBA Group PLC                             17
   1,000 Berkeley Group PLC                        11
  23,134 BG PLC                                   121
   2,158 BICC PLC                                   4
   5,316 Blue Circle Industries PLC                30
   3,037 BOC Group PLC                             63
   6,004 Boots Co. PLC                             60
   1,039 Bowthorpe PLC                             13
 111,730 BP Amoco PLC                           1,135
   3,000 BPB PLC                                   16
  18,040 British Aerospace PLC                    103
   7,120 British Airways PLC                       43
  13,385 British American Tobacco PLC              84
   3,035 British Land Co. PLC                      22
  10,560 British Sky Broadcasting Group PLC       139
  37,223 British Telecommunications PLC           746
   3,045 Bunzl PLC                                 16
     856 Burmah Castrol PLC                        16
  14,136 Cable & Wireless PLC                     181
  12,210 Cadbury Schweppes PLC                     77
   2,900 Caradon PLC                                7
   1,271 Carillion Plc                              2
   4,148 Carlton Communications PLC                36
  26,400 Centrica PLC*                             78
   8,185 CGU PLC                                  124
   6,000 Coats Viyella PLC                          5
   1,000 Cobham PLC                                12
   5,000 Compass Group PLC                         61
  21,170 Corus Group Plc                           43
   1,000 Courtaulds Textiles PLC                    1
   1,000 De La Rue PLC                              6
   1,000 Delta PLC                                  2
  20,410 Diageo PLC                               185
   3,000 Electrocomponents PLC                     30
   2,146 Elementis PLC                              3
   5,137 EMI Group PLC                             42
   3,000 FKI PLC                                    9
   4,646 GKN PLC                                   73
  21,347 Glaxo Wellcome PLC                       639
  10,794 Granada Group PLC                         89
   2,000 Great Portland Estates PLC                 6

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares  Description                                 Value

-----------------------------------------------------------
   7,000 Great Universal Stores PLC                 $    47
  13,397 Halifax PLC                                    153
   2,040 Hammerson PLC                                   15
   4,000 Hanson PLC                                      33
   1,000 Hepworth PLC                                     3
   8,226 Hilton Group PLC                                26
  47,462 HSBC Holdings PLC                              612
   1,020 Hyder PLC                                        7
   2,000 IMI PLC                                          8
   5,000 Imperial Chemical Industries PLC                51
  22,495 Invensys PLC                                   105
   1,000 Jarvis PLC                                       5
   2,000 Johnson Matthey PLC                             21
   8,154 Kingfisher PLC                                  75
   1,000 Laird Group PLC                                  4
   3,650 Land Securities Group PLC                       42
   7,000 LASMO PLC                                       14
  28,160 Legal & General Group PLC                       77
   1,000 Lex Service PLC                                  8
  30,464 Lloyds TSB Group PLC                           389
   1,313 Lonmin PLC                                      12
  15,747 Hilton Group Plc                               201
  16,565 Marks & Spencer PLC                             66
   2,251 MEPC PLC                                        17
   1,000 Meyer International PLC                          6
   4,008 Misys PLC                                       43
   9,050 National Grid Group PLC                         69
   8,302 National Power PLC                              53
   3,000 Next PLC                                        24
     911 Ocean Group PLC                                 16
   3,545 Pearson PLC                                     85
   4,245 Peninsular & Orient Steam Navigation            62
   7,763 Pilkington PLC                                  11
   1,929 Provident Financial PLC                         21
  11,539 Prudential Corp. PLC                           189
   2,020 Racal Electronics PLC                           17
   3,016 Railtrack Group PLC                             46
   5,215 Rank Group PLC                                  16
   7,832 Reed International PLC                          49
  19,000 Rentokil Initial PLC                            73
   8,270 Reuters Holdings PLC                            92
   2,472 Rexam PLC                                       10
   1,437 Rexam PLC, Class B*                              2
   6,278 Rio Tinto PLC (Registered)                     123
   2,000 RMC Group PLC                                   24
   9,133 Rolls-Royce PLC                                 28
   9,410 Royal & Sun Alliance Insurance Group PLC        58
   5,177 Royal Bank Scotland Group PLC                  100
   5,000 Rugby Group PLC                                 10
   7,354 Safeway PLC                                     22
  12,545 Sainsbury (J) PLC                               62
   1,500 Schroders PLC                                   28
   4,000 Scottish & Newcastle PLC                        31
   8,000 ScottishPower PLC                               70

 Shares  Description                                  Value

------------------------------------------------------------
   6,000 Scottish & Southern Energy PLC              $    44
     993 Selfridges PLC                                    4
   2,000 Slough Estates PLC                               11
  32,944 SmithKline Beecham PLC                          440
   2,053 Smiths Industries PLC                            27
   2,000 St. James Place Capital PLC                       7
   9,024 Stagecoach Holdings PLC                          23
   1,271 Tarmac PLC                                       11
   3,000 Tate & Lyle PLC                                  20
   2,046 Taylor Woodrow PLC                                5
  38,274 Tesco PLC                                       103
   1,860 Thames Water PLC                                 26
   2,000 Thames Water PLC, Class B*                        2
   3,000 TI Group PLC                                     20
     565 Transport Development Group PLC                   2
   1,000 Transport Development Group PLC, Class B*         1
   1,580 Unigate PLC                                       8
  17,466 Unilever PLC                                    127
   3,642 United Biscuits Holdings PLC                     13
   3,000 United Utilities Plc                             28
   1,333 Vickers PLC                                       5
   1,000 Viglen Technology PLC                            --
 172,735 Vodafone Group PLC                              812
   5,307 Williams PLC                                     27
   1,000 Wilson (Connolly) Holdings PLC                    2
   2,000 Wimpey (George) PLC                               4
   3,093 Wolseley PLC                                     23
                                                     -------
                                                      10,739
------------------------------------------------------------
 TOTAL COMMON STOCKS (Cost $44,687)                   53,014
------------------------------------------------------------
 PREFERRED STOCKS--0.5%
 Australia--0.1%
  10,476 News Corp. Ltd.                                  81
                                                     -------
 Austria--0.0%
      12 Bau Holdings A.G.--Vorzug                        --
                                                     -------
 France--0.0%
     100 Etablissements Economiques du Casino              8
                                                     -------
 Germany--0.4%
      50 Axa Colonia Konzern A.G.--Non Voting              4
     500 MAN A.G.--Vorzug                                 10
     150 Metro A.G.--Vorzug                                5
     100 Rheinmetall A.G.                                  1
     550 RWE A.G.--Non Voting                             17
     260 SAP A.G.--Vorzug                                105
     700 Volkswagen A.G.--Non Voting                      19
                                                     -------
                                                         161
                                                     -------
 Italy--0.0%
     730 Fiat S.p.A.                                       9
                                                     -------
 Netherlands--0.0%
   2,270 Unilever N.V.                                    11
                                                     -------
 United Kingdom--0.0%
   2,726 MEPC PLC, Class B                                 4
------------------------------------------------------------
 TOTAL PREFERRED STOCKS (Cost $273)                      274
------------------------------------------------------------

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
Statements of Investments
November 30, 1999
(All amounts in thousands, except shares)

 Principal
  Amount/
  Shares   Description                                          Value

----------------------------------------------------------------------
                International Equity Index Portfolio--Continued
 CORPORATE BONDS--0.0% (Cost $0)
 United Kingdom--0.0%
           British Aerospace
      $2   7.45% Due 11/30/03                                  $     3
----------------------------------------------------------------------
 WARRANTS/RIGHTS--0.0%
 Belgium--0.0%
     100   Gevaert N.V., Exp 10/9/00*                               --
                                                               -------
 France--0.0%
      27   Assurances Generales de France S.A., Exp 6/15/00*        --
     300   Vivendi, Exp 5/2/01*                                      1
                                                               -------
                                                                     1
                                                               -------
 Hong Kong--0.0%
   1,200   Chinese Estates Holdings, Exp 11/24/00*                  --
     600   Hong Kong Construction, Exp 12/31/99*                    --
     750   Wharf Holdings Ltd., Exp 12/31/99*                       --
                                                               -------
                                                                    --
                                                               -------
 Sweden--0.0%
   3,600   Skandinaviska Enskilda Banken, Exp 6/15/01                4
----------------------------------------------------------------------
 TOTAL WARRANTS/RIGHTS (Cost $0)                                     5
----------------------------------------------------------------------
 OTHER--2.5%
 Australia--0.1%
   3,000   World Equity Benchmark Shares (WEBS)
           Index Series--Australia                                  31
 Belgium--0.1%
   1,700   WEBS Index Series--Belgium                               25
 France--0.3%
   6,100   WEBS Index Series--France                               152
 Germany--0.5%
  12,900   WEBS Index Series--Germany                              288
 Italy--0.1%
   1,600   WEBS Index Series--Italy                                 35
 Japan--0.1%
   5,300   WEBS Index Series--Japan                                 81
 Netherlands--0.3%
   7,300   WEBS Index Series--Netherlands                          167
 Spain--0.1%
   3,000   WEBS Index Series--Spain                                 81
 Switzerland--0.4%
  15,600   WEBS Index Series--Switzerland                          240
 United Kingdom--0.5%
  14,500   WEBS Index Series--United Kingdom                       303
----------------------------------------------------------------------
 TOTAL OTHER (Cost $1,406)                                       1,403
----------------------------------------------------------------------

 Principal
  Amount   Description                      Value

--------------------------------------------------
 SHORT-TERM INVESTMENTS--1.8%
           Chase Manhattan Bank, London,
           Eurodollar Time Deposit,
    $977   5.688% Due 12/1/99              $   977
           U.S. Treasury Bill, #
      55   4.68 Due 1/6/00                      55
--------------------------------------------------
 TOTAL SHORT-TERM INVESTMENT
  (cost $1,032)                              1,032
--------------------------------------------------
 TOTAL INVESTMENTS--98.7%
  (Cost $47,398)                           $55,731
--------------------------------------------------
 Other assets, less liabilities--1.3%          762
--------------------------------------------------
 NET ASSETS--100.0%                        $56,493
==================================================


OPEN FUTURES CONTRACTS:

          Number of     Notional     Contract        Contract
Type      Contracts      Amount      Position       Expiration       Unrealized Gain
------------------------------------------------------------------------------------
Nikkei
 225          9           $831         Long       December, 1999           $24
------------------------------------------------------------------------------------

*Non-income producing security.

#Security pledged to cover margin requirements for open futures contracts.

At November 30, 1999 the Portfolio's investments, excluding short-term investments, were diversified as follows:

Industry/Sector
-----------------------------
Banks                   12.8%
Business Services       11.2
Capital Goods            6.4
Consumer Durables        7.0
Consumer Non-durables    5.4
Consumer Services        4.7
Energy                   5.7
Financial Services       9.9
Health Care              7.2
Multi-Industry           1.6
Raw Materials            6.0
Retail                   3.9
Technology               7.2
Transportation           2.3
Utilities                8.7
-----------------------------
Total                  100.0%
-----------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

  Shares   Description                                      Value

-----------------------------------------------------------------------
                         International Growth Portfolio
 COMMON STOCKS--95.7%
 Finland--0.9%
    10,000 Nokia Oyj                                       $  1,382
                                                           --------
 France--9.1%
    11,000 Alcatel S.A.                                       2,132
    14,000 Axa                                                1,888
    23,000 Banque Nationale de Paris                          2,107
     5,600 LVMH Moet Hennessy Louis Vuitton                   1,817
    10,000 Suez Lyonnaise des Eaux                            1,473
    37,000 Total Fina S.A.                                    2,447
    19,000 Vivendi                                            1,521
                                                           --------
                                                             13,385
                                                           --------
 Germany--9.2%
    33,000 BASF A.G.                                          1,527
    28,000 Bayerische HypoVereinsbank A.G.                    1,737
    55,000 Bayerische Motoren Werke A.G.                      1,467
     2,139 Celanese A.G.*                                        33
    41,000 Deutsche Telekom A.G.                              2,347
    42,000 Hoechst A.G.                                       2,076
     7,000 Mannesmann A.G.                                    1,455
    28,000 SGL Carbon A.G.                                    1,474
    15,000 Siemens A.G.                                       1,512
                                                           --------
                                                             13,628
                                                           --------
 Greece--0.8%
    55,000 Hellenic Telecommunications Organization S.A.      1,178
                                                           --------
 Hong Kong--1.7%
   670,000 Beijing Enterprises                                1,040
 1,100,000 China Resources Enterprises                        1,388
                                                           --------
                                                              2,428
                                                           --------
 India--0.4%
    70,000 Mahanagar Telephone Nigam Ltd. GDR                   621
                                                           --------
 Ireland--1.0%
   115,000 Allied Irish Banks PLC                             1,484
                                                           --------
 Italy--4.2%
    52,000 Assicurazioni Generali                             1,498
   165,000 Bulgari S.p.A                                      1,271
   350,000 ENI S.p.A                                          1,917
   140,000 Telecom Italia S.p.A                               1,542
                                                           --------
                                                              6,228
                                                           --------
 Japan--28.9%
   180,000 Asahi Bank Ltd.                                    1,259
   335,000 Asahi Chemical Industry Co. Ltd.                   1,823
   150,000 Fuji Bank Ltd.                                     1,794
    40,000 Fujitsu Ltd.                                       1,417
   170,000 Hitachi Ltd.                                       2,346
    50,000 Jusco Co. Ltd.                                       954
     5,500 Keyence Corp.                                      1,561
    50,000 Kissei Pharmaceutical Co. Ltd.                       838

 Shares  Description                                Value

---------------------------------------------------------------
 320,000 Komatsu Ltd.                              $  1,801
 505,000 Marubeni Corp.                               1,962
 130,000 Mitsubishi Estate Co. Ltd.                   1,399
 225,000 Mitsui & Co.                                 1,711
 290,000 Mitsui Marine & Fire Insurance Co. Ltd.      1,623
  70,000 NEC Corp.                                    1,634
 190,000 Nikko Securities Co. Ltd.                    2,362
  80,000 Nikon Corp.                                  2,028
     175 Nippon Telegraph & Telephone Corp.           3,134
      40 NTT Mobile Communications Network, Inc.      1,401
  70,000 Omron Corp.                                  1,709
  95,000 Onward Kasiyama Co. Ltd.                     1,263
  85,000 Ricoh Corp. Ltd.                             1,572
 100,000 Sanwa Bank                                   1,213
 195,000 Sekisui House Ltd.                           1,889
  90,000 Sumitomo Bank Ltd.                           1,378
 150,000 Sumitomo Electric Industries                 1,697
 105,000 Takashimaya Co. Ltd.                           885
                                                   --------
                                                     42,653
                                                   --------
 Netherlands--9.8%
  14,000 ASM Lithography Holding N.V. ADR*            1,311
  90,000 Buhrmann N.V.                                1,414
   4,000 Equant N.V. ADR*                               377
  23,000 Getronics N.V.                               1,407
  20,000 Gucci Group N.V.                             1,665
  34,000 ING Groep N.V.                               1,912
  10,000 KPNQwest N.V*                                  374
  30,000 Royal Dutch Petroleum Co. ADR                1,740
   9,500 STMicroelectronics N.V.                      1,187
  23,000 Unilever N.V. ADR                            1,252
  44,000 VNU N.V.*                                    1,743
                                                   --------
                                                     14,382
                                                   --------
 Norway--1.2%
  44,000 Norsk Hydro ASA                              1,719
                                                   --------
 Philippines--0.8%
  60,000 Philippine Long Distance Telephone Co.       1,229
                                                   --------
 Portugal--1.2%
 190,000 Portugal Telecom S.A.                        1,827
                                                   --------
 Singapore--1.2%
 140,000 DBS Group Holdings Ltd.                      1,817
                                                   --------
 South Korea--1.1%
  39,000 Korea Electric Power Corp. ADR                 780
  16,000 Korea Telecom Corp. ADR                        848
                                                   --------
                                                      1,628
                                                   --------
 Sweden--2.2%
  70,000 SKF AB, Class B                              1,560
  35,000 Telefonaktiebolaget LM Ericsson ADR          1,687
                                                   --------
                                                      3,247
                                                   --------

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios

Statements of Investments
November 30, 1999
(All amounts in thousands, except shares)

  Shares/
 Principal
  Amount   Description                           Value

-------------------------------------------------------------
                  International Growth Portfolio--(Continued)
 Switzerland--5.7%
   20,000  New ABB Ltd.*                        $  1,977
    4,000  Clariant A.G.                           1,717
    2,000  Novartis A.G.                           3,117
    6,000  UBS A.G.                                1,641
                                                --------
                                                   8,452
                                                --------
 United Kingdom--16.3%
  140,000  Allied Zurich PLC                       1,692
   33,000  AstraZeneca PLC                         1,469
   55,000  Barclays PLC                            1,586
   30,000  BP Amoco PLC ADR                        1,828
   60,000  British Sky Broadcasting Group PLC        787
  105,000  British Telecom PLC                     2,105
  140,000  Canary Wharf Finance PLC*                 864
   30,000  Glaxo Wellcome PLC ADR                  1,783
  140,000  HSBC Holdings PLC                       1,805
  145,000  Imperial Chemical Industries PLC        1,478
   70,000  Logica PLC                              1,689
   65,000  Pearson PLC                             1,551
   75,000  Rio Tinto PLC                           1,469
  255,000  TI Group PLC                            1,742
   48,000  Vodafone AirTouch PLC ADR               2,265
                                                --------
                                                  24,113
-------------------------------------------------------------
 TOTAL COMMON STOCKS (Cost $125,112)            $141,401
-------------------------------------------------------------
 SHORT-TERM INVESTMENT--4.0%
  (Cost $5,848)
           Chase Manahattan Bank, London,
 $  5,848  Eurodollar Time Deposit,
           5.688% Due 12/1/99                    $ 5,848
-------------------------------------------------------------
 TOTAL INVESTMENTS--99.7%
  (Cost $130,960)                               $147,249
-------------------------------------------------------------
 Other assets, less liabilities--0.3%                440
-------------------------------------------------------------
 NET ASSETS--100.0%                             $147,689
-------------------------------------------------------------
-------------------------------------------------------------

*Non-income producing security.

At November 30, 1999, the Portfolio's investments, excluding the short-term investment, were diversified as follows:

Industry/Sector
--------------------------
Auto                  1.0%
Basic Materials       6.2
Capital Goods         8.0
Chemicals             2.5
Communication         3.0
Conglomerates         1.3
Consumer Goods        7.1
Engineering           2.3
Financial Services   17.3
Food/Beverages        1.2
Insurance             2.3
Media                 1.2
Oil                   6.6
Pharmaceuticals       1.6
Real Estate           3.7
Retail                4.1
Technology           12.3
Telecommunications    9.7
Transportation        0.7
Utilities             1.5
Other                 6.4
--------------------------
Total               100.0%
--------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares Description                              Value

--------------------------------------------------------
             Small Company Index Portfolio
 COMMON STOCK--96.9%
 Advertising--0.8%
  1,100 AdForce*                                $     40
  4,025 Advo, Inc.*                                   83
  3,300 E4L, Inc.*                                    10
  5,600 Getty Images, Inc.*                          221
    100 Grey Advertising, Inc.                        35
  9,050 Ha-Lo Industries, Inc.*                       57
  3,200 Marketing Services Group, Inc.*               58
    700 Modem Media Poppe Tyson, Inc.*                37
  4,800 Penton Media, Inc.                            92
  7,600 R.H. Donnelley Corp.*                        142
 10,100 Sitel Corp.*                                  60
  9,600 True North Communications, Inc.              382
  5,900 Valuevision International, Inc.*             265
                                                --------
                                                   1,482
                                                --------
 Aerospace & Defense--0.6%
  6,100 AAR Corp.                                    101
  4,000 Aeroflex, Inc.*                               33
  2,300 Alliant Techsystems, Inc.*                   126
  5,200 BE Aerospace, Inc.                            36
  1,100 Curtiss-Wright Corp.                          42
  5,540 Fairchild Corp. (The)*                        40
  7,300 Gencorp, Inc.                                 80
  1,200 Heico Corp.                                   21
  5,100 Kaman Corp.                                   61
  2,800 Kellstrom Industries, Inc.*                   24
  8,400 Orbital Sciences Corp.*                      117
  1,900 Primex Technologies, Inc.                     39
  4,800 Remec, Inc.*                                  62
  2,300 Sequa Corp.*                                 128
  8,400 Titan Corp.*                                 227
  2,600 Triumph Group, Inc.*                          63
                                                --------
                                                   1,200
                                                --------
 Agriculture--0.3%
  8,900 Agribiotech, Inc.*                            28
  2,300 Agribrands International, Inc.*              108
  7,700 Cadiz, Inc.*                                  66
  8,700 Delta & Pineland Co.                         222
  4,900 Hines Horticulture, Inc.*                     44
  1,500 Tejon Ranch Co.                               36
                                                --------
                                                     504
                                                --------
 Airlines--0.4%
 12,600 Airtran Holdings, Inc.*                       58
  5,300 Alaska Airgroup, Inc.*                       201
  7,330 America West Holdings Corp., Class B*        148
    700 Amtran, Inc.*                                 14
  2,800 Atlantic Coast Airlines Holdings*             58
  4,100 Frontier Airlines, Inc.*                      43
  6,800 Mesa Air Group, Inc.*                         35
  2,850 Mesaba Holdings, Inc.*                        35
  3,125 Midwest Express Holdings*                     90

 Shares Description                                        Value

------------------------------------------------------------------
  4,700 Skywest, Inc.                                     $    115
 13,100 Trans World Airlines*                                   43
                                                          --------
                                                               840
                                                          --------
 Apparel--0.7%
  5,200 Authentic Fitness Corp.                                108
 11,700 Burlington Industries, Inc.                             43
  2,100 Columbia Sportswear Co.*                                43
  3,200 Donna Karan International, Inc.*                        25
  1,100 Global Sports, Inc.*                                    24
  1,800 Guess ?, Inc.*                                          32
  1,500 K-Swiss, Inc.                                           21
  6,250 Kellwood Co.                                           130
  7,000 Nautica Enterprises, Inc.*                              92
  2,800 Oshkosh B'gosh, Inc.                                    57
  1,500 Oxford Industries, Inc.                                 32
  5,100 Phillips-Van Heusen Corp.                               43
  4,750 Quiksilver, Inc.*                                       72
 10,300 Reebok International Ltd.*                              93
  6,300 Russell Corp.                                           82
 10,400 Stride Rite Corp.                                       66
  1,400 Tarrant Apparel Group*                                  16
  2,200 Timberland Co.*                                        106
  1,100 Tropical Sportswear International Corp.*                20
 13,400 Unifi, Inc.*                                           178
  9,300 Wolverine World Wide, Inc.                             102
                                                          --------
                                                             1,385
                                                          --------
 Auto Manufacturers--0.1%
  2,300 ASV, Inc.*                                              34
  2,450 Oshkosh Truck Corp.                                     68
  4,800 Wabash National Corp.                                   70
                                                          --------
                                                               172
                                                          --------
 Auto Parts & Equipment--0.5%
  4,500 Aftermarket Technology Corp.*                           39
  1,900 American Axle and Manufacturing Holdings, Inc.*         24
  5,800 Arvin Industries, Inc.                                 154
  2,800 Bandag, Inc.                                            68
 13,900 Collins & Aikman Corp.                                  71
  4,800 Delco Remy International, Inc.*                         45
  3,500 Dura Automotive Systems, Inc.*                          73
  4,500 Exide Corp.                                             46
  4,000 Hayes Lemmerz International, Inc.*                      65
  9,500 Miller Industries, Inc.*                                23
  4,900 OEA, Inc.                                               27
  4,200 Simpson Industries                                      44
  1,900 Standard Motor Products, Inc.                           35
  4,500 Superior Industries International, Inc.                121
  3,525 Titan International, Inc.*                              23
  9,000 Tower Automotive, Inc.*                                135
  3,243 Wynn's International, Inc.                              49
                                                          --------
                                                             1,042
                                                          --------

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
Statements of Investments
November 30, 1999
(All amounts in thousands, except shares)

 Shares Description                                    Value

-------------------------------------------------------------
                   Small Company Index Portfolio--(Continued)
 Banks--5.8%
  2,100 Alabama National Bancorp                  $     48
  6,350 Amcore Financial, Inc.                         160
  1,800 Anchor Financial Corp.                          53
  2,700 Area Bancshares Corp.                           68
    900 BancFirst Corp.                                 32
  1,600 BancFirst Ohio Corp.                            39
  1,800 Banco Santander Puerto Rico                     31
 12,900 BancorpSouth, Inc.                             222
  5,700 BancWest Corp.                                 251
  2,627 Bank of Granite Corp.                           60
  9,100 BankAtlantic Bancorp, Class B                   51
  5,280 Banknorth Group, Inc.                          161
  5,232 Bay View Capital Corp.                          88
  2,349 BB&T Corp. (BBK)                                75
  2,589 BOK Financial Corp.*                            55
  3,669 Brenton Banks, Inc.                             41
  1,800 BSB Bancorp, Inc.                               37
  3,560 BT Financial Corp.                              78
  1,200 Capital City Bank Group, Inc.                   28
  5,800 Carolina First Corp.                           119
  2,000 Cathay Bancorp, Inc.                            81
  3,956 Centennial Bancorp*                             42
  2,000 Century South Banks, Inc.                       47
  3,028 Chemical Financial Corp.                        97
  6,297 Chittenden Corp.                               203
  9,175 Citizens Banking Corp.                         233
  3,722 City Holding Co.                                63
  6,256 Commerce BanCorp, Inc.                         269
 10,600 Community First Bankshares, Inc.               193
  2,483 Community Trust Bancorp                         53
  2,100 Corus Bankshares, Inc.                          59
  2,000 CPB, Inc.                                       51
  2,495 CVB Financial Corp.                             62
  5,000 East-West Bancorp, Inc.                         62
  2,042 F & M Bancorp                                   50
  5,206 F & M National Corp.                           148
  4,434 F.N.B. Corp.                                   114
  1,400 Farmers Capital Bank Corp.                      48
  2,100 FCNB Corp.                                      37
  5,350 First Bancorp of Puerto Rico                   108
  2,500 First Busey Corp., Class A                      56
  3,600 First Charter Corp.                             58
  1,200 First Citizens Bancshares, Inc.                 87
  1,400 First Commerce Bancshares, Inc.                 27
 14,000 First Commonwealth Financial Corp.             163
  7,267 First Financial Bancorp                        163
  2,189 First Financial Bankshares, Inc.                71
  1,352 First Financial Corp.                           51
  2,600 First Merchants Corp.                           70
  5,513 First Midwest Bancorp, Inc.                    232
  2,100 First Republic Bank*                            49
  2,441 First Source Corp.                              65
  5,700 First United Bancshares                         86

 Shares Description                                    Value

------------------------------------------------------------
  3,300 Frontier Financial Corp.                  $     75
  2,700 GBC Bancorp                                     57
  2,000 Glacier Bancorp, Inc.                           34
  3,470 Grand Premier Financial, Inc.                   59
  2,500 Greater Bay Bancorp                            105
  1,900 Hamilton Bancorp, Inc.*                         37
  2,010 Hancock Holding Co.                             81
  1,751 Harleysville National Corp.                     57
  8,973 Hudson United Bancorp                          277
  7,727 Imperial Bancorp*                              185
  2,800 Independent Bank Corp.                          38
  2,825 International Bancshares Corp.                 132
  3,450 Interwest Bancorp, Inc.                         72
  3,300 Investors Financial Services Corp.             151
  2,500 Irwin Financial Corp.                           51
  1,933 Jeffbanks, Inc.                                 58
  4,600 Local Financial Corp.                           47
  4,200 Merchants New York Bancorp                      73
    630 Michigan Financial Corp.                        19
  1,870 Mid-America Bancorp                             54
  2,500 Mid-State Bancshares                            80
  2,000 Midwest Banc Holdings, Inc.                     32
  1,400 Mississippi Valley Bancshares, Inc.             44
  3,026 NBT Bancorp, Inc.                               52
  3,300 National Bancorp of Alaska                      85
  3,769 National City Bancshares                       109
  3,785 National Penn Bancshares, Inc.                 102
  2,000 Omega Financial Corp.                           61
  7,531 One Valley Bancorp, Inc.                       256
  2,400 Oriental Financial Group                        54
  5,500 Pacific Capital Bancorp                        177
  1,800 Park National Corp.                            193
  1,400 Peoples Holding Co. (The)                       42
  5,900 Premier Bancshares, Inc.                        98
  3,500 Premier National Bancorp, Inc.                  62
  5,709 Provident Bankshares Corp.                     113
  2,400 R & G Financial Corp.                           26
  9,270 Republic Bancorp                               130
  1,400 Republic Bancorp, Inc.                          12
  1,400 Republic Bancshares, Inc.*                      20
 11,416 Republic Security Financial Corp.               92
  4,300 Riggs National Corp. of Washington D.C.         61
  6,100 S & T Bancorp, Inc.                            141
  2,200 Sandy Spring Bancorp, Inc.                      59
  2,400 Second Bancorp, Inc.                            57
  2,150 Shoreline Financial Corp.                       43
  4,100 Silicon Valley Bancshares*                     151
  1,500 Simmons First National Corp.                    41
 17,368 Sky Financial Group, Inc.                      403
  6,200 Southwest Bancorp of Texas*                    117
  5,350 Sterling Bancshares, Inc.                       69
  1,625 Sterling Financial Corp.                        45
  8,293 Susquehanna Bancshares, Inc.                   144
  3,250 Texas Regional Bancshares                       90
  5,600 Triangle Bancorp, Inc.                         114
  3,600 Trust Co. of New Jersey                         79

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares Description                              Value

--------------------------------------------------------
 12,108 Trustco Bank Corp.                      $    176
  5,940 U.S. Bancorp                                 203
  3,663 UMB Financial Corp.                          150
  9,700 United Bankshares, Inc.                      240
  3,602 United National Bancorp                       79
  3,000 US Bancorp, Inc.                              37
  2,010 USB Holding Co., Inc.                         32
  9,628 UST Corp.                                    304
  9,500 W Holding Co., Inc.                          107
  4,650 Wesbanco, Inc.                               108
  3,465 West Coast Bancorp                            51
  5,275 Whitney Holding Corp.                        200
                                                --------
                                                  11,698
                                                --------
 Beverages--0.3%
  4,100 Beringer Wine Estates Holdings, Inc.*        171
    359 Buenos Aires Embotelladora SA                 --
  3,600 Canandaigua Brands, Inc.*                    192
    300 Coca-Cola Bottling Co. Consolidated           15
    198 Farmer Bros Co.                               33
  1,900 Robert Mondavi Corp.*                         73
                                                --------
                                                     484
                                                --------
 Biotechnology--2.2%
  3,600 Affymetrix, Inc.*                            353
  2,900 Aviron*                                       47
  1,900 Bio-Rad Laboratories, Inc.*                   47
 11,700 Bio-Technology General Corp.*                140
  3,100 Entremed, Inc.*                               70
  4,894 Enzo Biochem, Inc.*                          128
  8,100 ENZON, Inc.*                                 273
  5,200 Human Genome Sciences, Inc.*                 582
  4,700 IDEC Pharmaceuticals Corp.*                  596
  5,400 INCYTE Pharmaceuticals, Inc.*                157
  3,000 Inhale Therapeutic Systems, Inc.*             92
  1,100 Invitrogen Corp.*                             33
  8,700 Liposome Co., Inc.*                          108
  8,100 Millennium Pharmaceuticals, Inc.*            788
  6,856 Organogenesis, Inc.*                          64
  5,700 PE Corp.-Celera Genomics Group*              349
  4,200 Protein Design Labs, Inc.*                   168
  3,800 Regeneron Pharmaceutical*                     29
  1,800 SafeScience, Inc.*                            32
  4,800 Serologicals Corp.*                           34
  3,800 Transkaryotic Therapies, Inc.*               175
  3,600 Vical, Inc.*                                  78
                                                --------
                                                   4,343
                                                --------
 Building Materials--1.0%
  6,200 Apogee Enterprises, Inc.                      38
  1,250 Butler MFG Co.                                27
  1,900 Centex Construction Products, Inc.            66
  6,500 Comfort Systems USA, Inc.*                    54
 12,100 Dal-Tile International, Inc.*                124

 Shares Description                               Value

--------------------------------------------------------
  4,375 Elcor Corp.                              $   142
  4,200 Florida Rock Industries, Inc.                131
  2,800 Genlyte Group, Inc.*                          68
  1,900 Giant Cement Holding Inc.*                    59
 11,400 Hussmann International, Inc.                 195
    234 Juno Lighting, Inc.                            3
  2,300 LSI Industries, Inc.                          55
    700 Mestek, Inc.*                                 13
  5,000 Modine Manufacturing Co.                     141
  4,100 NCI Building Systems, Inc.*                   68
  2,200 Nortek, Inc.*                                 57
  6,200 Rayonier, Inc.                               276
  2,300 Republic Group, Inc.                          37
  1,800 Simpson Manufacturing Co., Inc.*              75
  4,700 Texas Industries, Inc.                       170
  2,800 TJ International, Inc.                       117
  1,000 Trex Co., Inc.*                               26
  3,400 Universal Forest Products, Inc.*              52
                                                 -------
                                                   1,994
                                                 --------
 Chemicals--1.8%
 14,000 Airgas, Inc.*                                136
  5,500 Albemarle Corp.                              107
  4,800 Arch Chemicals, Inc.                          75
  1,400 Bush Boake Allen, Inc.*                       35
  5,192 Cambrex Corp.                                164
  4,100 Chemfirst, Inc.                               96
 25,982 CK Witco Corp.                               278
  9,600 Cytec Industries, Inc.*                      225
 14,000 Ethyl Corp.                                   59
  7,900 Ferro Corp.                                  166
  3,000 Fuller (H. B.) Co.                           163
  4,700 Geon Co.                                     142
  7,000 Georgia Gulf Corp.                           178
 11,000 Hanna (M.A.) Co.                             115
  3,600 International Specialty Products, Inc.        30
  5,075 Lilly Industries, Inc.                        71
  3,400 MacDermid, Inc.                              129
  4,300 Minerals Technologies, Inc.                  170
  5,868 Mississippi Chemical Corp.                    31
  4,900 NL Industries Co.                             67
  2,900 Octel Corp.*                                  28
  9,100 Olin Corp.                                   163
  5,400 OM Group, Inc.                               182
  7,300 Omnova Solutions, Inc.*                       46
  7,000 Schulman (A.), Inc.                          111
  3,400 Spartech Corp.                               107
  1,300 Stepan Co.                                    31
  7,900 Terra Industries, Inc.*                       16
  5,100 U.S. Plastic Lumber Co.*                      56
 14,800 W.R. Grace & Co.*                            202
  7,100 Wellman, Inc.                                113
                                                 -------
                                                   3,492
                                                 -------

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
Statements of Investments
November 30, 1999
(All amounts in thousands, except shares)

 Shares Description                               Value

------------------------------------------------------------
                    Small Company Index Portfolio--Continued
 Coal--0.0%
  3,900 Arch Coal, Inc.                            $     38
  5,100 Consolidated Energy, Inc.*                       51
                                                  ---------
                                                         89
                                                  ---------
 Commercial Services--4.2%
  4,000 Aaron Rents, Inc.                                72
  3,620 ABM Industries, Inc.                             78
  2,100 Administaff, Inc.*                               35
  1,800 AHL Services, Inc.*                              33
  1,400 Albany Molecular Research, Inc.*                 40
  4,800 AmeriPath, Inc.*                                 39
  2,300 Applied Analytical Industries*                   20
  4,900 Avis Rent A Car, Inc.*                           94
  1,200 Bacou USA, Inc.*                                 19
  6,100 Banta Corp.                                     134
    547 Berlitz International, Inc.*                     11
  8,300 Billing Concepts Corp.*                          46
  8,300 Bowne & Co., Inc.                                98
  2,800 Bright Horizons Family Solutions, Inc.           43
  5,900 Budget Group, Inc.*                              46
  4,942 Building One Services Corp.*                     51
  2,500 Burns International Services Corp.*              22
  1,700 Career Education Corp.*                          56
  1,100 Careerbuilder, Inc.*                              8
 44,900 Caremark Rx, Inc.*                              205
  2,200 Carey International, Inc.*                       47
  2,700 Carriage Services, Inc.*                         14
  2,500 CDI Corp.*                                       61
  2,700 Central Parking Corp.                            70
 14,900 Century Business Services, Inc.*                138
  1,600 Charles River Associates, Inc.*                  48
  2,000 Chemed Corp.                                     52
  4,400 Coinstar, Inc.*                                  46
  3,100 Consolidated Graphics, Inc.*                     70
  1,100 Corinthian Colleges, Inc.*                       22
  2,100 Cornell Corrections, Inc.*                       24
  1,800 Corporate Executive Board Co.*                   84
  2,700 Cort Business Services Corp.*                    53
  1,600 CoStar Group, Inc.*                              37
  1,800 CPI Corp.                                        45
  8,150 Crawford & Co.                                  106
  6,800 Data Broadcasting Corp.*                         77
  2,300 Data Transmission Network Corp.*                 47
  2,200 DBT Online, Inc.*                                42
  2,650 Diamond Technology Partners, Inc.*              139
  5,400 Dollar Thrifty Automotive Group, Inc.*          107
  1,000 Duff & Phelps Credit Rating Co.                  80
  4,300 Education Management, Inc.*                      40
  3,268 Electro Rent Corp.*                              39
  2,600 F.Y.I., Inc.*                                    83
  3,500 First Consulting Group, Inc.*                    33
 11,200 First Health Group Corp.*                       282
    600 Forrester Research, Inc.*                        29
  4,800 Franklin Covey Co.*                              35

 Shares Description                                 Value

-----------------------------------------------------------
  7,100 Group Maintenance America Corp.*                 65
  3,000 Heidrick & Struggles, Inc.*                $     79
  6,500 Hooper Holmes, Inc.                             154
  6,700 Integrated Electrical Services, Inc.*            71
 12,660 Interim Services, Inc.*                         233
  3,900 International Telcomm Data Systems, Inc.         51
  5,550 Iron Mountain, Inc.*                            163
  3,250 ITT Educational Services, Inc.                   57
  4,000 Kelly Services, Inc.                            105
  5,000 Korn/Ferry International                        113
  2,500 Kroll-O'Gara Co.                                 41
  8,000 Labor Ready, Inc.*                              101
  1,800 Landauer, Inc.                                   45
  4,200 Lason, Inc.*                                    102
  2,400 Learning Tree International, Inc.*               60
  8,600 Mail-Well, Inc.*                                103
  2,500 Maximus, Inc.*                                   70
  2,200 McGrath RentCorp.                                40
  8,100 MedQuist Inc.*                                  231
  2,800 Memberworks, Inc.*                               70
  3,700 Midas, Inc.                                      80
  5,400 National Equipment Services*                     53
  1,800 National Processing, Inc.*                       16
  9,000 NationsRent, Inc.*                               58
  8,500 Navigant Consulting Co.*                         90
  2,250 NCO Group, Inc.*                                104
  2,700 Neff Corp.*                                      23
  2,400 Nextera Enterprises*                             18
  4,150 NFO Worldwide, Inc.*                             54
 11,100 Ogden Corp.*                                    144
 15,700 Olsten Corp.                                    159
  2,500 On Assignment, Inc.*                             70
  9,100 Orthodontic Centers of America*                 111
  5,600 Parexel International Corp.*                     67
  3,500 Pediatrix Medical Group, Inc.*                   27
  6,100 Personnel Group of America, Inc.*                48
  4,145 Pharmaceutical Product Development*              51
 17,100 Phycor, Inc.*                                    26
  1,800 Pierce Leahy Corp.*                              58
  8,700 Pittston Brink's Group                          165
  3,900 Plexus Corp.*                                   154
  4,400 Prepaid Legal Services, Inc.*                   105
  4,600 Primark Corp.*                                  122
    800 Professional Detailing, Inc.*                    21
  6,800 Profit Recovery Group International*            252
  4,700 Protection One, Inc.*                             8
  1,800 Provant, Inc.*                                   39
  4,000 Proxymed, Inc.*                                  44
  6,400 Quanta Services, Inc.*                          179
  8,760 Renaissance Worldwide, Inc.*                     42
  3,800 Rent-A-Center, Inc.*                             70
  3,770 Rent-Way, Inc.*                                  57
  3,800 Rollins, Inc.                                    61
  9,113 Romac International, Inc.*                      102
  3,800 Service Experts, Inc.*                           24
  1,900 Source Information Management Co.*               29

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares Description                              Value

--------------------------------------------------------
  3,800 Staff Leasing, Inc.*                    $     32
  6,500 StaffMark, Inc.*                              52
  1,600 Startek, Inc.*                                37
  1,750 Strayer Education, Inc.                       36
  1,700 Superior Consultant Holdings Corp.*           25
  4,900 Teletech Holdings, Inc.*                     103
  3,200 Towne Services, Inc.*                          7
  1,400 Track Data Corp.*                              9
  3,100 United Payors & United Providors*             50
 13,922 US Oncology, Inc.*                            66
  1,900 Volt Information Sciences, Inc.*              42
  2,400 Wackenhut Corrections Corp.*                  29
  2,997 Wackenut Corp.*                               43
  2,500 Xceed, Inc.*                                  66
                                                --------
                                                   8,382
                                                --------
 Computers--4.7%
  2,300 ACT Networks, Inc.                            19
  4,400 Advanced Digital Information*                198
  2,500 Anacomp, Inc.                                 45
  4,811 Analysts International Corp.                  57
  6,200 Ancor Communications, Inc.*                  376
  4,700 Anixter International, Inc.*                  96
  6,100 AnswerThink Consulting Group, Inc.*          158
  5,800 Auspex Systems, Inc.*                         71
  7,475 Avant! Corp.*                                117
  6,200 Axent Technologies, Inc.*                    137
  3,300 Bell & Howell Co.*                           102
  4,200 Black Box Corp.                              250
  2,600 Brooktrout, Inc.*                             42
  2,000 Caci International, Inc.*                     44
  1,200 Catapult Communications Corp.*                23
    417 Centennial Technologies, Inc.                  2
 10,200 Ciber, Inc.*                                 217
    700 Cognizant Technology Solutions Corp.*         42
  5,300 Complete Business Solutions*                 100
 10,700 Compucom Systems, Inc.*                       33
  6,800 Computer Horizons Corp.*                      96
  5,100 Computer Network Technology Corp.*           103
  1,332 Computer Sciences Corp.                       87
  3,600 Computer Task Group, Inc.                     53
 10,800 Concurrent Computer Corp.*                   140
  3,100 Cotelligent, Inc.*                            13
  2,300 Cybex Computer Products Corp.*                99
  3,300 Digital River, Inc.*                         101
  4,400 Echelon Corp.*                                61
  2,000 eFax.com, Inc.*                               16
  3,700 Emulex Corp.*                                601
  3,500 Entrust Technologies, Inc.*                  126
  2,150 Factset Research Systems, Inc.               133
  3,050 Henry (Jack) & Associates                    121
  5,600 Hutchinson Technology*                       104
  2,900 Hypercom Corp.*                               27
  9,604 InaCom Corp.*                                 57
  5,000 InFocus Systems, Inc.                        104

 Shares Description                              Value
--------------------------------------------------------
  9,500 Intergraph Corp.*                       $     43
  6,500 InterVoice-Brite, Inc.*                       98
  3,200 Intraware, Inc.*                              98
 60,600 Iomega Corp.*                                235
  5,400 ISS Group, Inc.*                             261
 14,700 Komag, Inc.*                                  35
  2,800 Kronos, Inc.*                                145
  1,100 Manhattan Associates, Inc.*                    6
  7,900 Mastech Corp.*                               149
 13,900 Maxtor Corp.*                                 84
  2,200 Maxwell Technologies, Inc.*                   24
 15,100 Mentor Graphics Corp.*                       136
  2,300 Mercury Computer Systems, Inc.*              131
  7,700 Metamor Worldwide, Inc.*                     203
  7,800 Micron Electronics, Inc.*                     86
  3,600 Micros Systems, Inc.*                        182
  7,000 MMC Networks, Inc.*                          138
  6,500 MTI Technology Corp.*                        182
  4,400 MTS Systems Corp.                             43
  7,200 National Computer Systems, Inc.              276
  2,900 Network Peripherals, Inc.*                   100
  4,400 PubliCARD, Inc.*                              26
  2,400 QRS Corp.*                                   139
  2,300 Radiant Systems, Inc.*                        57
  2,250 Radisys Corp.*                               101
 10,200 Read-Rite Corp.*                              56
  8,100 RSA Security, Inc.*                          302
  1,200 RWD Technologies, Inc.*                       10
 12,100 S3, Inc.*                                    101
  4,700 Sandisk Corp.*                               310
  6,400 Smart Modular Technologies                   269
  5,000 Sykes Enterprises, Inc.*                     200
  1,300 Syntel, Inc.*                                 16
  7,400 Systems & Computer Technology Corp.*         106
  9,325 Technology Solutions Co.*                    255
  8,800 Tyler Technologies, Inc.                      36
  4,600 Visual Networks, Inc.*                       271
  8,100 Wave Systems Corp.*                          109
 20,300 Western Digital Corp.*                        80
  4,800 Xircom, Inc.*                                252
                                               ---------
                                                   9,522
                                               ---------
 Cosmetics/Personal Care--0.0%
  2,200 Chattem, Inc.*                                42
                                               ---------
 Distribution/Wholesale--0.6%
  6,000 Anicom, Inc.*                                 28
  4,300 Aviall, Inc.*                                 33
  2,600 Aviation Sales Co.*                           37
 11,924 Brightpoint, Inc.*                           132
  7,600 Cellstar Corp.*                               73
 11,500 CHS Electronics, Inc.*                         8
  3,800 Daisytek International Corp.*                 76
  6,300 Handleman Co.*                                97
  5,200 Hughes Supply, Inc.                          123
  1,100 JLK Direct Distribution, Inc.*                11

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
Statements of Investments
November 30, 1999
(All amounts in thousands, except shares)

 Shares Description                                  Value

------------------------------------------------------------
                    Small Company Index Portfolio--Continued
 Distribution Wholesale--Continued
  3,800 Keystone Automotive Industries, Inc.*       $     22
 19,400 Merisel, Inc.*                                    32
  2,300 Miami Computer Supply Corp.*                      64
  2,800 Navarre Corp.*                                    21
  7,300 Owens & Minor Inc., Holding Co.                   68
  2,300 SCP Pool Corp.*                                   54
  7,300 United Stationers, Inc.*                         170
    800 Valley Media, Inc.*                                7
  4,000 Watsco, Inc.                                      43
  6,500 Wesco International, Inc.*                        41
                                                    --------
                                                       1,140
                                                    --------
 Diversified Financial Services--1.6%
  4,200 Advanta Corp.                                     73
  1,700 Advest Group, Inc.                                30
  5,200 Affiliated Managers Group*                       155
 14,200 AmeriCredit Corp.*                               241
 10,900 AMRESCO, Inc.*                                    22
  4,500 Charter Municipal Mortgage Acceptance Co.         54
  2,500 Cityscape Financial Corp.                         --
  1,800 CompuCredit Corp.*                                51
  3,000 Conning Corp.                                     25
  2,500 Contifinancial Corp.*                              1
  5,400 Credit Acceptance Corp.*                          22
  1,100 Creditrust Corp.*                                 19
  2,800 Dain Rauscher Corp.                              136
  7,100 Doral Financial Corp.                             85
  2,200 DVI, Inc.*                                        31
  6,800 Eaton Vance Corp.                                244
  1,700 Federal Agricultural Mortgage Corp.*              33
  2,350 Financial Federal Corp.*                          49
 10,900 Finet.com, Inc.*                                  23
  3,700 First Sierra Financial, Inc.*                     79
  3,000 Freedom Securities Corp.                          39
  5,200 Friedman, Billings, Ramsey Group, Inc.*           31
  4,700 Hambrecht & Quist, Inc.*                         234
  6,064 Imperial Credit Industries*                       34
  4,800 Jefferies Group, Inc.*                            95
  1,600 John Nuveen Co.                                   60
  8,692 Metris Cos., Inc.                                275
  6,437 Morgan Keegan, Inc.                              107
  2,400 National Discount Brokers Group, Inc.*            77
  2,300 New Century Financial Corp.*                      36
  1,200 NextCard, Inc.*                                   40
  9,850 Phoenix Investment Partners Ltd.                  77
  5,900 Pioneer Group, Inc.*                              88
    600 Prism Financial Corp.*                             6
  9,100 Raymond James Financial Corp.                    171
  4,900 Resource America, Inc.                            42
  5,396 Resource Bancshares Mortgage Group                27
  1,600 Rock Financial Corp.*                             46
     91 Search Financial Services                         --
    200 Siebert Financial Corp.                            3
  2,606 Southwest Securities Group                        74

 Shares Description                                  Value
------------------------------------------------------------
    900 Student Loan Corp.                          $     44
 11,800 UniCapital Corp.*                                 27
 11,900 United Asset Management Corp.                    230
    900 WFS Financial, Inc.                               20
                                                    --------
                                                       3,256
                                                    --------
 Electric--1.8%
  7,596 Artrsyn Technology, Inc.*                        166
  8,350 Avista Corp.                                     136
  4,850 Black Hills Corp.                                106
  3,800 Central Hudson Gas & Electric                    127
  5,100 Cleco Corp.                                      166
  7,300 CMP Group, Inc.                                  198
  4,500 Eastern Utilities Associates                     137
 13,400 EL Paso Electric Co.*                            121
  3,800 Empire District Electric Co.                      91
  7,250 Hawaiian Electric Industries                     222
  8,500 IDACORP, Inc.                                    238
  3,650 Madison Gas & Electric Co.                        71
 12,175 MDU Resources Group, Inc.                        266
  5,178 Northwestern Corp.                               109
  2,700 Otter Tail Power Co.                             107
  8,100 Public Service Co. of New Mexico                 135
  8,300 RGS Energy Group, Inc.                           185
 17,668 Sierra Pacific Resources                         317
  5,350 SIGCORP, Inc.                                    131
  2,800 TNP Enterprises, Inc.                            114
  1,400 Trigen Energy Corp.                               23
  7,280 Unisource Energy Corp. Holding Co.*               82
  3,200 United Illuminating Co.                          166
  6,000 WPS Resources Corp.                              158
                                                    --------
                                                       3,572
                                                    --------
 Electrical Components & Equipment--0.9%
  3,100 Alpine Group, Inc.                                39
  3,500 American Superconductor Corp.*                    66
  7,300 Ametek, Inc.                                     146
  9,800 Ampex Corp., Class A*                             45
  5,500 Belden, Inc.                                     110
  2,800 C&D Technologies, Inc.                           110
  9,000 C-Cube Microsystems, Inc.*                       403
  6,375 Cable Design Technologies Corp.*                 153
  7,200 General Cable Corp.                               56
  4,400 Littelfuse, Inc.*                                 92
  2,600 Power-One, Inc.*                                  62
  6,200 Rayovac Corp.*                                   150
  3,275 SLI, Inc.*                                        42
 10,100 UCAR International, Inc.*                        226
  4,800 Valence Technology, Inc.*                         44
  4,200 Vicor Corp.*                                     136
                                                    --------
                                                       1,880
                                                    --------
 Electronics--4.3%
  2,200 Aavid Thermal Technologies*                       51
  3,600 Amphenol Corp.*                                  246
  4,000 Anadigics, Inc.*                                 180

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares Description                             Value

-------------------------------------------------------
  1,400 Analogic Corp.*                        $     42
  2,400 Arguss Holdings, Inc.*                       33
  1,184 Avnet, Inc.                                  65
  3,400 Benchmark Electronics, Inc.*                 76
  6,100 BMC Industries, Inc.                         33
  4,680 Brady Corp.                                 144
  2,300 Britesmile, Inc.*                            22
  6,400 Checkpoint Systems, Inc.*                    51
  5,400 Coherent, Inc.                              143
  4,400 Cohu, Inc.                                  101
  4,800 Credence Systems Corp.*                     278
  6,218 CTS Corp.                                   499
  1,276 Cubic Corp.                                  25
  6,300 Cymer, Inc.*                                252
  6,700 DII Group, Inc.*                            423
  5,000 Dionex Corp.*                               194
  2,700 DSP Group, Inc.*                            188
  3,000 Electro Scientific Industries, Inc.*        175
  9,000 Fisher Scientific International*            240
  6,000 GenRad, Inc.*                               106
  3,100 Hadco Corp.*                                146
  2,100 Harmon Industries, Inc.                      26
  5,000 Identix, Inc.*                               44
  3,500 Innovex, Inc.                                31
 18,600 Integrated Device Technology, Inc.*         438
  1,900 ITI Technologies, Inc.*                      57
  8,600 Kemet Corp.*                                312
  6,300 Kent Electronics Corp.*                     144
  8,000 LTX Corp.*                                  144
  1,600 Mechanical Technology, Inc.*                 24
  7,950 Methode Electronics                         215
  8,600 Mettler Toledo International, Inc.*         306
  6,400 Micrel, Inc.*                               315
  2,200 Molecular Devices Corp.*                     67
    900 Moog, Inc.*                                  24
  3,840 OAK Industries, Inc.*                       289
  2,098 Park Electrochemical Corp.                   69
  9,332 Paxar Corp.*                                 79
 10,300 Perkin-Elmer, Inc.                          424
  6,900 Pittway Corp.                               214
  5,000 Power Integrations, Inc.*                   199
 10,500 Procurenet, Inc.*                            --
  1,700 Rogers Corp.*                                69
  5,400 Sawtek, Inc.*                               246
 15,300 Sensormatic Electronics Corp.*              244
  4,000 Sipex Corp.*                                 55
  2,800 Stoneridge, Inc.*                            38
  2,600 Technitrol, Inc.                            111
  9,900 Tektronix, Inc.                             337
  3,800 Thermedics, Inc.*                            22
    900 Thermo Optek Corp.*                           9
  1,500 Thermoquest Corp.*                           15
    600 Thermospectra Corp.*                         10
  4,700 Trimble Navigation Ltd.*                     79

 Shares Description                             Value
-------------------------------------------------------
  6,700 Varian, Inc.*                          $    140
  2,000 Veeco Instruments, Inc.*                     83
  3,600 Watts Industries                             50
  1,900 Woodward Governor Co.                        51
                                               --------
                                                  8,693
                                               --------
 Engineering & Construction--0.4%
  5,700 Dycom Industries, Inc.*                     229
  2,000 EMCOR Group, Inc.*                           35
  9,200 Foster Wheeler Corp.                         94
  4,275 Granite Construction, Inc.                   81
  4,500 Insituform Technologies, Inc.*              113
  4,900 Jacobs Engineering Group, Inc.*             154
  7,191 Morrison Knudsen Corp.*                      62
  1,000 Pitt-Des Moines, Inc.                        24
  2,000 Stone & Webster, Inc.*                       33
  2,700 URS Corp.*                                   53
                                               --------
                                                    878
                                               --------
 Entertainment--0.9%
  4,100 AMC Entertainment, Inc.*                     42
  1,600 Anchor Gaming*                               88
  4,300 Argosy Gaming Co.*                           61
  6,700 Ascent Entertainment Group*                  81
  9,100 Aztar Corp.*                                 97
  8,100 Boyd Gaming Corp.*                           50
  2,200 Carmike Cinemas, Inc.*                       28
  2,200 Championship Auto Racing Teams, Inc.*        53
  1,900 Churchill Downs, Inc.                        43
  3,000 Dover Downs Entertainment                    54
 10,000 Fairfield Communities, Inc.*                119
  4,000 Gaylord Entertainment Co.                   121
  1,300 GC Cos., Inc.*                               37
  8,500 Gtech Holdings Corp.*                       178
  5,200 Hollywood Park, Inc.*                       105
  3,300 Loews Cineplex Entertainment Corp.*          21
  2,900 Macrovision Corp.*                          185
  6,500 Players International, Inc.*                 51
  2,300 Scientific Games Holdings, Inc.*             41
  5,400 Station Casinos, Inc.*                      130
  2,000 Steinway Musical Instruments*                40
  8,000 Sunterra Corp.*                              86
    800 Trendwest Resorts, Inc.*                     16
  5,000 Vail Resorts, Inc.*                          86
  2,300 Zomax, Inc.*                                 85
                                               --------
                                                  1,898
                                               --------
 Environmental Control--0.4%
  7,500 Calgon Carbon Corp.                          46
  2,100 Casella Waste Systems, Inc.*                 35
 12,100 Catalytica, Inc.*                           128
  3,300 Imco Recycling, Inc.                         42
  3,600 Ionics, Inc.*                                96
  5,100 IT Group, Inc.*                              53
    700 Mine Safety Appliances Co.                   44
  3,000 Stericycle, Inc.*                            52

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
Statements of Investments
November 30, 1999
(All amounts in thousands, except shares)

 Shares Description                             Value

------------------------------------------------------------
                    Small Company Index Portfolio--Continued
 Environmental--Continued
  6,300 Superior Services, Inc.                $    170
  6,300 Syntroleum Corp.*                            62
  7,546 Tetra Tech, Inc.*                            86
    550 Thermo Ecotek Corp.*                          4
  3,200 U.S. Liquids, Inc.*                          25
  2,900 Waste Connections, Inc.*                     38
    700 Waste Industries, Inc.*                       9
                                               --------
                                                    890
                                               --------
 Food--1.7%
  4,000 American Italian Pasta Co.*                 120
  3,900 Aurora Foods, Inc.*                          35
  9,300 Chiquita Brands International                41
  8,400 Corn Products International, Inc.           264
 11,700 Del Monte Foods Co.*                        157
  3,100 Dreyer's Grand Ice Cream, Inc.               52
  9,600 Earthgrains Co.                             174
  8,600 Fleming Cos., Inc.                          104
  6,700 Grand Union Co.*                             71
  3,900 Great Atlantic & Pacific Tea Co.             99
  3,100 Hain Food Group, Inc.                        71
  7,300 Imperial Sugar Co.                           29
  2,300 Ingles Markets, Inc.                         27
  5,400 International Home Foods, Inc.*              95
  3,800 International Multifoods Corp.               53
  1,400 J & J Snack Foods Corp.*                     26
  5,400 Lance, Inc.                                  56
  3,200 Michael Foods, Inc.                          80
  2,750 Performance Food Group Co.*                  69
  3,599 Pilgrims Pride Corp.                         28
  6,500 Ralcorp Holdings, Inc.*                     127
  1,600 Riviana Foods, Inc.                          31
  6,800 Ruddick Corp.                               120
  1,500 Sanderson Farms, Inc.                        14
    100 Seaboard Corp.                               23
 10,400 Smithfield Foods, Inc.*                     266
  5,800 Smucker (J.M.) Co.                          117
  7,600 Suiza Foods Corp.*                          273
    100 Supervalu, Inc.                               2
  2,100 United Natural Foods, Inc.*                  18
 10,600 Universal Foods Corp.                       225
  6,400 Vlasic Foods International*                  50
  5,900 Whole Foods Market, Inc.*                   232
  2,400 Wild Oats Markets, Inc.*                     85
  2,900 Worthington Foods, Inc.                      70
  3,300 Zapata Corp.*                                18
                                               --------
                                                  3,322
                                               --------
 Food Service--0.0%
  2,700 Morrison Management Specialist, Inc.         57
                                               --------
 Forest Products & Paper--0.5%
  5,700 Buckeye Technologies, Inc.*                  90
  5,600 Caraustar Industries, Inc.                  137
  4,700 Chesapeake Corp.                            150

 Shares Description                               Value

---------------------------------------------------------
  2,800 Deltic Timber Corp.                    $     72
  5,700 Glatfelter (P.H.) Co.                        73
  5,800 Potlatch Corp.                              234
  2,870 Rock-Tenn Co.                                44
  3,300 Schweitzer-Mauduit International, Inc.       44
 11,791 Wausau-Mosinee Paper Corp.                  156
                                               --------
                                                  1,000
                                               --------
 Gas--1.7%
 12,800 AGL Resources, Inc.                         237
  6,950 Atmos Energy Corp.                          155
  2,600 Cascade Natural Gas Corp.                    46
  2,300 Connecticut Energy Corp.                     91
  1,900 CTG Resources, Inc.                          68
  6,000 Eastern Enterprises                         340
  6,000 Energen Corp.                               115
  6,733 Indiana Energy, Inc.                        133
  4,200 Laclede Gas Co.                              92
  4,000 New Jersey Resources                        161
  5,600 Northwest Natural Gas Co.                   141
  2,900 NUI Corp.                                    73
  7,100 Oneok, Inc.                                 191
  6,976 Piedmont Natural Gas Co.                    221
  4,550 Public Service Co. of North Carolina        146
  3,987 SEMCO Energy, Inc.                           56
  1,820 South Jersey Industries                      53
  8,039 Southern Union Co.*                         155
  6,900 Southwest Gas Corp.                         162
  5,600 Southwestern Energy Co.                      42
  7,100 UGI Corp.                                   139
 10,500 Washington Gas Light Co.                    294
  8,400 WICOR, Inc.                                 252
  2,350 Yankee Energy Systems, Inc.                 100
                                               --------
                                                  3,463
                                               --------
 Hand/Machine Tools--0.6%
  8,775 Applied Power, Inc.                         280
  7,793 Baldor Electric Co.                         152
  1,068 Franklin Electric Co., Inc.                  76
  6,300 Kennametal, Inc.                            209
  8,500 Lincoln Electric Holdings, Inc.             173
  8,300 Milacron, Inc.                              121
  4,700 Regal-Beloit Corp.                          103
  1,600 Starrett (L.S.) Co.                          38
                                               --------
                                                  1,152
                                               --------
 Health Care--2.8%
  4,600 Acuson Corp.*                                53
  3,000 Alaris Medical, Inc.*                         6
  4,900 Alterra Healthcare Corp.                     37
  3,800 American Retirement Corp.*                   33
 11,700 Apria Healthcare Group, Inc.                163
  2,600 Arrow International, Inc.                    78
 21,000 Beverly Enterprises, Inc.*                   84
  2,600 Capital Senior Living Corp.*                 13
  2,400 Carematrix Corp.*                             5

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares Description                              Value

--------------------------------------------------------
  1,500 Closure Medical Corp.*                  $     21
  5,100 Columbia Laboratories, Inc.*                  40
  3,450 Conmed Corp.*                                 87
  3,100 Cooper Companies, Inc.                        78
 13,250 Covance, Inc.*                               144
 13,300 Coventry Health Care, Inc.*                   76
  3,900 Cyberonics*                                   68
  4,000 Cytyc Corp.*                                 174
  2,700 Datascope Corp.*                             100
  2,500 Diagnostic Products Corp.                     63
  4,100 Eclipse Surgical Technologies, Inc.*          41
  2,200 Gliatech, Inc.*                               29
  1,047 Guidant Corp.                                 52
  5,900 Haemonetics Corp.*                           133
  4,200 Hanger Orthopedic Group, Inc.*                43
  5,400 Henry Schein, Inc.                            69
  8,900 IDEXX Laboratories, Inc.*                    165
  2,200 IGEN International, Inc.*                     57
  2,000 Impath, Inc.*                                 45
 12,700 Integrated Health Services*                    5
  5,300 Invacare Corp.                               112
 15,000 Laboratory Corp. of America Holdings*         56
  5,500 Laser Vision Centers, Inc.*                   80
  3,900 Lasersight, Inc.*                             50
  6,400 LCA-Vision, Inc.*                             27
  6,700 LifePoint Hospitals, Inc.*                    79
    330 LTC Healthcare, Inc.                           -
  7,100 Magellan Health Services*                     44
  8,200 Matria Healthcare, Inc.*                      32
  4,664 Mentor Corp.                                 109
 10,200 MID Atlantic Medical Services*                82
  3,200 Novoste Corp.*                                48
  6,500 Oakley, Inc.*                                 39
  3,500 Ocular Sciences, Inc.*                        65
  3,100 Osteotech, Inc.*                              43
  2,800 Province Healthcare Co.*                      58
 15,925 PSS World Medical, Inc.*                     160
  6,400 Quest Diagnostics, Inc.*                     195
 16,300 Quorum Health Group, Inc.*                   146
 10,050 Renal Care Group, Inc.*                      206
  4,350 Res-Care, Inc.*                               51
  3,300 ResMed, Inc.*                                132
  7,055 Respironics, Inc.*                            56
  2,400 Sabratek Corp.                                 2
 10,400 Safeskin Corp.*                              126
  6,000 Sierra Health Services*                       56
  5,600 Sola International, Inc.*                     80
 15,100 Steris Corp.*                                196
 10,400 Summit Technology, Inc.*                     200
  4,100 Sunrise Assisted Living, Inc.*                54
  5,000 Sunrise Medical, Inc.*                        30
 10,300 Sunrise Technologies International*          108
  4,500 Techne Corp.*                                219
    400 Thermo Bioanalysis Corp.*                      7
  3,800 Thermo Cardiosystems, Inc.*                   26

 Shares Description                              Value

--------------------------------------------------------
 16,900 Total Renal Care Holdings*              $    120
  2,100 Trex Medical Corp.*                            6
  7,400 Triad Hospitals, Inc.*                        92
  9,200 Unilab Corp.                                  54
  6,900 Varian Medical Systems, Inc.*                180
  3,000 Ventana Medical Systems*                      65
  1,400 Vital Signs, Inc.                             33
  3,800 Wesley Jessen Visioncare*                    109
  2,823 West Pharmaceutical Services, Inc.            99
                                                --------
                                                   5,694
                                                --------
 Holding Companies--Diversified--0.1%
  3,932 Triarc Cos., Inc.*                            76
  9,600 Walter Industries, Inc.*                     102
                                                --------
                                                     178
                                                --------
 Home Builders--1.0%
  9,204 Champion Enterprises, Inc.*                   79
  3,700 Coachmen Industries, Inc.                     53
  1,700 Crossmann Communities, Inc.*                  27
 11,358 D.R. Horton, Inc.                            156
  7,500 Fleetwood Enterprises                        158
 10,800 Kaufman & Broad Home Corp.                   239
 10,500 Lennar Corp.                                 171
  5,000 MDC Holdings, Inc.                            75
  3,900 Monaco Coach Corp.*                           84
  2,000 National RV Holdings, Inc.*                   37
  2,300 NVR, Inc.*                                   112
 10,550 Oakwood Homes                                 32
  4,220 Palm Harbor Homes, Inc.*                      76
  7,200 Pulte Corp.                                  144
  3,300 Ryland Group, Inc.                            75
  2,000 Skyline Corp.                                 50
  5,700 Standard-Pacific Corp.                        63
  1,583 Thor Industries, Inc.                         44
  4,600 Toll Brothers, Inc.*                          82
  2,779 U S Home Corp.*                               72
  3,400 Webb (Del E.) Corp.*                          78
  3,200 Winnebago Industries                          60
                                                --------
                                                   1,967
                                                --------
 Home Furnishings--0.9%
  1,100 American Woodmark Corp.                       22
  2,900 Bassett Furniture Industries                  46
  2,200 Bush Industries                               35
  9,200 Ethan Allen Interiors, Inc.                  306
  7,100 Fedders Corp.                                 38
 11,000 Furniture Brands International, Inc.*        214
  3,710 Harman International                         191
  7,100 Kimball International                        118
 11,800 La-Z-Boy, Inc.                               212
  3,600 O'Sullivan Industries Holdings                62
  1,600 Parkervision, Inc.*                           37
  4,800 Polycom, Inc.*                               307
  1,950 Salton, Inc.*                                 48
  4,400 Select Comfort Corp.*                         24

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
Statements of Investments
November 30, 1999
(All amounts in thousands, except shares)

 Shares Description                              Value

------------------------------------------------------------
                    Small Company Index Portfolio--Continued
 Home Furnishings--Continued
 19,500 Sunbeam Corp.*                          $     96
  4,900 Windmere-Durable Holdings*                    70
                                                --------
                                                   1,826
                                                --------
 Household Products/Wares--0.9%
  3,350 American Business Products, Inc.              36
  4,500 Central Garden and Pet Co.*                   36
  8,700 Church & Dwight, Inc.                        244
  1,500 CSS Industries, Inc.*                         32
  3,100 Fossil, Inc.*                                 65
  7,000 Harland (John H.) Co.                        130
  7,600 Jostens, Inc.                                140
  2,900 New England Business Services, Inc.           66
 17,500 Pennzoil-Quaker State Co.                    182
  6,400 Playtex Products, Inc.*                       89
  2,300 Russ Berrie & Co,. Inc.                       59
  4,100 Scotts Co. (The)*                            165
  2,800 Standard Register Co.                         59
 13,000 Tupperware Corp.                             232
  8,800 Wallace Computer Services, Inc.              177
                                                --------
                                                   1,712
                                                --------
 Housewares--0.2%
  3,100 Enesco Group, Inc.                            38
  3,600 Libbey, Inc.                                  95
 11,557 Metromedia International Group, Inc.*         52
  1,690 Mikasa, Inc.                                  18
  1,600 National Presto Industries, Inc.              56
  3,150 Oneida Ltd.                                   70
  2,600 Toro Co.                                      84
                                                --------
                                                     413
                                                --------
 Insurance--3.3%
  2,700 Acceptance Insurance Cos., Inc.*              17
  8,900 Alfa Corp.                                   155
  1,100 Alleghany Corp.*                             211
  1,824 American Annuity Group, Inc.                  29
  3,349 Amerus Life Holdings, Inc.                    79
  3,900 Argonaut Group, Inc.                          90
  5,400 ARM Financial Group, Inc.                     --
  3,000 Baldwin & Lyons, Inc.                         62
  2,900 Blanch (EW) Holdings, Inc.                   168
  2,425 Brown & Brown, Inc.                           95
  5,700 Capital Re Corp.                              78
  3,200 Chicago Title Corp.                          145
  3,600 CNA Surety Corp.                              40
  5,700 Commerce Group, Inc.                         159
  3,400 Delphi Financial Group*                      105
  6,100 Enhance Financial Services Group             104
  1,100 Farm Family Holdings, Inc.*                   45
  3,000 FBL Financial Group, Inc.                     52
  5,681 Fidelity National Financial, Inc.             86
 12,450 First American Financial Corp.               160
  4,200 Foremost Corp. of America                    119

 Shares Description                                 Value

-----------------------------------------------------------
  2,300 FPIC Insurance Group, Inc.*             $     44
  6,734 Frontier Insurance Group, Inc.                20
  4,100 Gallagher, Arthur J. & Co.                   223
  2,100 Guarantee Life Cos., Inc.                     66
  3,000 Harleysville Group, Inc.                      45
  9,000 HCC Insurance Holdings, Inc.                  96
  2,900 Hilb, Rogal & Hamilton Co.                    79
  9,200 Horace Mann Educators                        202
  6,450 HSB Group, Inc.                              227
  1,600 Kansas City Life Insurance Co.                56
  3,200 Landamerica Financial Group, Inc.             62
  9,400 Leucadia National Corp.*                     205
  3,600 Liberty Corp.                                165
  3,000 Liberty Financial Cos.                        70
  1,000 Markel Corp.*                                157
  5,212 Medical Assurance, Inc.*                     114
  1,100 Midland Co.                                   26
  4,100 MMI Cos., Inc.                                17
 10,600 MONY Group, Inc.                             313
    500 National Western Life Insurance*              40
 14,000 Ohio Casualty Corp.                          216
  6,200 Orion Capital Corp.                          310
  1,400 Penn Treaty American Corp.*                   22
  2,000 Philadelphia Consolidated Holding Co.         29
  2,300 Pico Holdings, Inc.*                          35
  3,900 PMA Capital Corp.                             77
  5,300 Presidential Life Corp.                       93
  2,090 Professionals Group, Inc.*                    54
  2,100 Provident American Corp.*                     63
  8,073 Radian Group, Inc.                           395
 14,300 Reliance Group Holdings                       57
  2,100 Risk Capital Holdings, Inc.*                  27
  1,781 RLI Corp.                                     61
  2,700 SCPIE Holdings, Inc.                          94
  6,300 Selective Insurance Group                    110
  3,200 StanCorp Financial Group                      88
  3,500 State Auto Financial Corp.                    33
  2,600 Stewart Information Services                  35
  3,800 Superior National Insurance Group, Inc.*      12
  2,450 Trenwick Group, Inc.                          50
  3,000 Triad Guaranty, Inc.*                         68
  8,500 UICI*                                        208
  3,900 Unistar Financial Services Corp.             108
  1,650 United Fire & Casualty Co.                    36
  3,800 W.R. Berkley Corp.                            81
  2,200 Zenith National Insurance Corp.               46
                                                --------
                                                   6,634
                                                --------
 Investment Companies--0.2%
 14,000 Allied Capital Corp. Funds                   284
  2,600 Medallion Financial Corp.                     51
                                                --------
                                                     335
                                                --------
 Iron/Steel--0.5%
 29,406 Bethlehem Steel Corp.*                       184
  4,100 Carpenter Technology                         108

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares Description                              Value

--------------------------------------------------------
  2,500 Citation Corp.                          $     42
  2,500 Cleveland-Cliffs, Inc.                        73
  1,700 Gibraltar Steel Corp.                         40
  5,100 Lone Star Technologies*                      129
 22,500 LTV Corp.                                     79
  4,900 National Steel Corp.                          28
  5,800 Oregon Steel Mills, Inc.                      47
  4,275 Reliance Steel & Aluminum                    104
  2,100 Rouge Industries, Inc.                        16
  3,093 Ryerson Tull, Inc.                            63
  9,600 Steel Dynamics, Inc.*                        132
                                                --------
                                                   1,045
                                                --------
 Leisure Time--0.5%
  1,900 American Classic Voyager*                     55
 18,789 AMF Bowling, Inc.*                            60
  5,200 Bally Total Fitness Holding*                 118
 17,100 Callaway Golf Co.                            249
  2,400 Coleman Co., Inc.                             23
  2,000 Direct Focus, Inc.*                           54
  5,050 Family Golf Centers, Inc.*                     8
  2,800 Pegasus Systems, Inc.*                       143
  5,600 Polaris Industries, Inc.                     216
  5,000 WMS Industries, Inc.*                         57
                                                --------
                                                     983
                                                --------
 Lodging--0.4%
  7,100 Boca Resorts, Inc.*                           62
 12,300 Choice Hotels International, Inc.*           193
  4,100 Crestline Capital Corp.*                      91
 16,100 Extended Stay America, Inc.*                 124
  5,400 Lodgian, Inc.*                                31
  5,059 Marcus Corp.                                  64
 11,600 Prime Hospitality Corp.*                     101
  3,000 U.S. Franchise Systems, Inc.*                 15
 30,300 Wyndham International, Inc.*                  85
                                                --------
                                                     766
                                                --------
 Machinery--Construction & Mining--0.4%
  3,300 Astec Industries, Inc.*                       82
  4,400 CMI Corp.                                     36
  3,150 Commercial Intertech Corp.                    40
  5,000 Global Industries Technologies, Inc.*         63
  9,900 Harnischfeger Industries, Inc.*               11
  9,900 JLG Industries, Inc.                         135
  5,887 Manitowoc Co.                                180
  5,600 Terex Corp.*                                 157
                                                --------
                                                     704
                                                --------
 Machinery--Diversified--1.8%
  2,200 Advanced Energy Industries*                   74
 13,400 AGCO Corp.                                   170
  4,081 Albany International Corp.*                   69
  4,800 Applied Industrial Technology, Inc.           82
  2,900 Asyst Technologies, Inc.*                    116
  2,400 Brooks Automation, Inc.*                      65

 Shares Description                              Value
--------------------------------------------------------
  3,850 Chart Industries, Inc.*                 $     14
  7,700 Cognex Corp.                                 250
  2,800 Columbus McKinnon Corp.                       29
  2,000 Detroit Diesel Corp.                          37
  3,900 Esterline Technologies Corp.*                 49
  8,478 Flowserve Corp.                              147
  5,200 FSI International, Inc.*                      49
  2,850 Gardner Denver, Inc.*                         47
  4,400 Gerber Scientific, Inc.                       85
  3,245 Graco, Inc.                                  107
  5,000 Helix Technology Corp.                       202
  6,625 IDEX Corp.                                   183
  8,200 Imation Corp.*                               264
  5,300 Kulicke & Soffa Industries*                  189
  2,750 Lindsay Manufacturing Co.                     46
  5,900 Magnetek, Inc.*                               39
  1,400 NACCO Industries                              68
  3,200 Nordson Corp.                                157
  6,000 Presstek, Inc.*                               66
  4,300 PRI Automation, Inc.*                        204
  1,848 Robbins & Myers, Inc.                         37
  2,800 Sauer, Inc.                                   36
  2,700 Specialty Equipment Cos., Inc.*               60
  5,514 SpeedFam International, Inc.*                 65
  6,300 Stewart & Stevenson Services                  75
  2,000 Tennant Co.                                   71
  1,500 Thermo Fibertek, Inc.*                        11
  3,550 Thomas Industries, Inc.                       57
  9,500 UNOVA, Inc.*                                 125
  5,500 Zebra Technologies Corp.*                    332
                                                --------
                                                   3,677
                                                --------
 Media--1.7%
  2,500 Ackerley Group, Inc.                          41
  6,500 ACTV, Inc.*                                  142
  3,900 Big Flowers Holdings, Inc.*                  122
  4,300 Citadel Communications Corp.*                215
  3,700 Cumulus Media, Inc.*                         148
  3,600 Emmis Communications Corp.*                  292
  4,500 Entercom Communications Corp.*               257
  2,300 Gray Communication System                     40
    700 IDG Books Worldwide, Inc.*                    10
  1,100 Information Holdings, Inc.*                   23
 10,500 Journal Register Co.*                        125
 10,000 Lee Enterprises                              283
  2,400 Network Event Theater, Inc.*                  57
  2,300 On Command Corp.*                             35
  6,700 Paxson Communications Corp.*                  77
  2,500 Pegasus Communications Corp.*                164
  4,500 Playboy Enterprises*                          94
  1,600 Pulitzer, Inc.                                61
  1,500 Radio One, Inc.*                              95
  1,500 Saga Communications, Inc.*                    37
  3,100 Scholastic Corp.*                            170
  5,600 Sinclair Broadcast Group, Inc.*               64
  3,200 Sirius Satellite Radio, Inc.*                 86

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
Statements of Investments
November 30, 1999
(All amounts in thousands, except shares)

 Shares Description                        Value

------------------------------------------------------------
                    Small Company Index Portfolio--Continued
 Media--Continued
  3,100 Source Media, Inc.*               $     53
    900 United Television, Inc.                120
    400 Value Line, Inc.                        14
  7,450 Westwood One, Inc.*                    427
  2,100 Young Broadcasting, Inc.*               84
  6,000 Ziff-Davis, Inc.*                      111
                                          --------
                                             3,447
                                          --------
 Metal Fabricate/Hardware--0.8%
  1,600 Alltrista Corp.*                        34
  2,556 Castle (A.M.) & Co.                     30
  1,800 Circor International, Inc.              20
  2,766 Commercial Metals Co.                   89
  5,100 Intermet Corp.                          52
  7,200 Kaydon Corp.                           197
  1,400 Lawson Products                         32
  3,500 Maverick Tube Corp.*                    75
  6,800 Metals USA, Inc.*                       57
  8,100 Mueller Industries, Inc.*              292
  5,500 Precision Castparts Corp.              150
  3,200 Quanex Corp.                            68
 11,400 Timken Co.                             218
  4,000 Valmont Industries                      71
  3,000 Wolverine Tube, Inc.*                   46
 16,800 Worthington Industries                 269
                                          --------
                                             1,700
                                          --------
 Metals--Diversified--0.3%
  3,700 Brush Wellman, Inc.                     60
  6,200 Kaiser Aluminum Corp.*                  41
  1,000 Maxxam, Inc.*                           45
      2 Phelps Dodge Corp.                      --
  3,400 RTI International Metals, Inc.*         23
  5,500 Southern Peru Copper Corp.              82
  8,500 Stillwater Mining Co.*                 206
  4,200 Titanium Metals Corp.                   23
 22,500 USEC, Inc.                             186
                                          --------
                                               666
                                          --------
 Mining--0.1%
  5,500 AMCOL International Corp.               98
 28,600 Battle Mountain Gold Co.*               71
                                          --------
                                               169
                                          --------
 Miscellaneous Manufacturing--2.1%
  4,000 ABC-NACO, Inc.*                         45
  3,100 ACX Technologies, Inc.*                 29
  7,100 AptarGroup, Inc.                       193
  4,350 Arctic Cat, Inc.                        45
  3,900 Barnes Group, Inc.                      63
  6,923 Blount International, Inc.*            112
  5,350 CLARCOR, Inc.                           93
  3,650 Cuno, Inc.*                             74
  5,200 Dexter Corp.                           188

 Shares Description                        Value
--------------------------------------------------
  9,100 Donaldson Co., Inc.               $    205
 10,200 Federal Signal Corp.                   173
    734 General Electric Co.                    95
  3,400 GenTek, Inc.*                           40
  6,800 Griffon Corp.*                          52
  9,200 Harsco Corp.                           274
  3,600 Hexcel Corp.*                           21
  3,700 Justin Industries                       58
  3,500 Lydall, Inc.*                           31
 11,000 Mark IV Industries, Inc.               206
  8,300 Mascotech, Inc.                        100
  3,300 Matthews International Corp.            77
  3,413 Myers Industries, Inc.                  51
    600 NCH Corp.                               28
  2,700 Optical Coating Laboratory             531
 10,000 Polaroid Corp.                         192
  4,600 Polymer Group, Inc.*                    87
  6,800 Roper Industries, Inc.                 253
  3,400 Scott Technologies, Inc.*               70
  4,700 Smith (A.O.) Corp.                     103
  2,828 SPS Technologies, Inc.*                 93
  2,600 Standex International Corp.             55
  4,600 Sturm Ruger & Co., Inc.                 41
  4,400 Tredegar Corp.                          85
  9,000 Trinity Industries                     263
  1,675 Tyco International Ltd.                 67
  9,394 Westinghouse Air Brake Co.             170
                                          --------
                                             4,263
                                          --------
 Office Furnishings--0.0%
    500 Compx International, Inc.*               9
  9,300 Interface, Inc.                         42
  1,386 Virco Manufacturing                     19
                                          --------
                                                70
                                          --------
 Office/Business Equipment--0.0%
  1,300 General Binding Corp.                   11
  1,500 Global Imaging Systems, Inc.*           24
                                          --------
                                                35
                                          --------
 Oil & Gas Producers--1.9%
  2,400 Atwood Oceanics*                        81
  6,440 Barrett Resources Corp.*               171
  3,100 Basin Exploration, Inc.*                55
  2,200 Belco Oil & Gas Corp.*                  14
  4,100 Berry Petroleum                         57
  6,000 Brown (Tom), Inc.*                      70
  5,100 Cabot Oil & Gas Corp.                   78
 17,154 Chesapeake Energy Corp.*                51
 11,000 Cross Timbers Oil Co.                  112
  9,500 EEX Corp.*                              25
  2,700 Evergreen Resources, Inc.*              57
  6,100 Forest Oil Corp.*                       70
 37,100 Grey Wolf, Inc.*                       102
 30,000 Harken Energy Corp.*                    30
 11,100 Helmerich & Payne                      251

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares Description                         Value

---------------------------------------------------
  1,900 Houston Exploration Co.*           $     38
  3,700 HS Resources, Inc.*                      48
 18,600 Key Energy Group*                        93
  4,356 Louis Dreyfus Natural Gas*               78
 12,900 Marine Drilling Co., Inc.*              218
  3,000 McMoRan Exploration Co.*                 65
  6,276 Meridian Resource Corp.*                 23
  4,600 Mitchell Energy & Development           108
  4,408 Nabors Industries, Inc.                 117
  8,300 Newfield Exploration Co.*               214
  4,000 Nuevo Energy Co.*                        62
 14,600 Parker Drilling Co.*                     57
  7,300 Patterson Energy, Inc.*                  93
 22,600 Pioneer Natural Resources Co.*          188
  3,600 Plains Resources, Inc.*                  40
  9,000 Pogo Producing Co.                      162
 12,600 Pride International, Inc.*              181
  2,500 St. Mary Land & Exploration              52
  3,700 Stone Energy Corp.*                     144
  4,020 Swift Energy Co.*                        45
  7,300 Tesoro Petroleum Corp.*                  88
 11,200 Valero Energy Corp.                     232
 10,000 Vintage Petroleum, Inc.                 107
  3,130 WD-40 Co.                                73
                                           --------
                                              3,750
                                           --------
 Oil & Gas Services--0.7%
  1,300 CAL Dive International, Inc.*            47
  1,100 Carbo Ceramics, Inc.                     29
  2,100 Dril-Quip*                               52
    328 Eagle Geophysical, Inc.                  --
  6,905 Friede Goldman Halter, Inc.*             58
 13,700 Global Industries Ltd.*                 107
  6,400 Hanover Compressor Co.*                 219
 10,100 Input/Output, Inc.*                      54
  3,900 IRI International Corp.*                 17
 11,000 National-Oilwell, Inc.*                 157
 15,560 Newpark Resources*                       93
  4,500 Oceaneering International, Inc.*         58
  3,300 RPC, Inc.                                23
  2,700 Seacor Smit, Inc.*                      140
  5,400 Seitel, Inc.*                            36
  6,500 Tuboscope, Inc.*                         93
  3,100 UTI Energy Corp.*                        63
 13,700 Varco International, Inc.*              146
  5,100 Veritas DGC, Inc.*                       74
                                           --------
                                              1,466
                                           --------
 Packaging & Containers--0.3%
    700 AEP Industries, Inc.*                    21
  6,400 Earthshell Corp.*                        19
 12,000 Gaylord Container Corp.*                 75
  3,000 Greif Brothers Corp.                     88
  4,600 Ivex Packaging Corp.*                    49
    700 Liqui-Box Corp.                          38
 11,600 Longview Fibre Co.                      148

 Shares Description                         Value
---------------------------------------------------
  4,750 Shorewood Packaging Corp.*         $     78
  2,500 Silgan Holdings, Inc.*                   38
  2,100 U.S. Can Corp.*                          38
                                           --------
                                                592
                                           --------
 Pharmaceuticals--3.1%
  2,160 Abbott Laboratories                      82
  2,000 Abgenix, Inc.*                          103
    700 Accredo Health, Inc.*                    19
  2,100 Advance Paradigm, Inc.*                  83
  2,800 Algos Pharmaceuticals Corp.*             34
  5,200 Alkermes, Inc.*                         221
  4,300 ALPHARMA, Inc., Class A                 138
 10,900 AmeriSource Health Corp.*               135
  2,800 Anesta Corp.*                            41
  3,000 Barr Laboratories, Inc.*                 94
  5,510 Bindley Western Industries               73
  3,300 Biomatrix, Inc.*                         78
  3,274 Block Drug Co.                           96
  4,800 Carter-Wallace, Inc.                     87
  3,800 Celgene Corp.*                          227
  4,200 Cell Pathways, Inc.*                     40
  6,400 Cephalon, Inc.*                         142
  3,100 ChiRex, Inc.*                           108
  5,000 COR Therapeutics, Inc.*                  99
  3,300 Corixa Corp.*                            56
  3,700 Coulter Pharmaceutical, Inc.*            63
  4,400 Cygnus, Inc.*                            44
  9,900 Dura Pharmaceuticals, Inc.*             129
  4,700 Duramed Pharmaceuticals, Inc.*           37
  3,000 Geltex Pharmaceuticals, Inc.*            32
  9,874 Gilead Sciences, Inc.*                  474
  4,300 Guilford Pharmaceuticals, Inc.*          63
  5,400 Hemispherx Biopharma, Inc.*              50
  2,866 Herbalife International, Inc.            42
  5,700 ImClone Systems*                        207
  6,200 Isis Pharmaceuticals, Inc.*              97
  8,150 Jones Pharma, Inc.                      282
  4,600 King Pharmaceuticals, Inc.*             212
  2,650 KV Pharmaceutical Co.*                   51
  9,858 Ligand Pharmaceuticals, Inc.*           113
  5,000 Macrochem Corp.*                         24
  1,500 Mannatech, Inc.*                          9
  2,300 Medco Research, Inc.*                    61
  6,300 Medicis Pharmaceutical*                 221
    915 MedImmune, Inc.                         110
  3,423 Natures Sunshine Products, Inc.          29
 12,300 NBTY, Inc.*                             120
  3,300 NCS Healthcare, Inc.*                     9
  2,600 Neurogen Corp.*                          38
  3,700 PathoGenesis Corp.*                      72
  5,450 Patterson Dental Co.*                   250
 13,900 Perrigo Co.*                            117
  4,100 Pharmaceutical Resources, Inc.*          25
  2,800 Pharmacyclics, Inc.*                     96
    800 Priority Healthcare Corp.*               20

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
Statements of Investments
November 30, 1999
(All amounts in thousands, except shares)

 Shares Description                                             Value

-----------------------------------------------------------------------
                    Small Company Index Portfolio--Continued
 Pharmaceuticals--Continued
  7,600 Rexall Sundown, Inc.*                                  $     78
  7,200 Roberts Pharmaceutical Corp.*                               233
  3,300 Sangstat Medical Corp.*                                      78
  1,300 Schein Pharmaceutical, Inc.*                                 12
 17,900 SICOR, Inc.*                                                 86
  3,500 SuperGen, Inc.*                                             117
  2,100 Syncor International Corp.*                                  59
  5,800 Theragenics Corp.*                                           55
  5,600 Triangle Pharmaceuticals, Inc.*                             110
  5,400 Twinlab Corp.*                                               53
  5,600 Vertex Pharmaceuticals, Inc.*                               149
  4,700 Veterinary Centers of America*                               52
                                                               --------
                                                                  6,135
                                                               --------
 Pipelines--0.2%
  7,600 Equitable Resources, Inc.                                   265
  5,800 TransMontaigne, Inc.*                                        39
  3,400 Western Gas Resources, Inc.                                  38
                                                               --------
                                                                    342
                                                               --------
 Real Estate--0.3%
  3,000 Castle & Cooke, Inc.*                                        38
  4,600 CB Richard Ellis Services, Inc.*                             60
  3,500 Forest City Enterprises, Class A                             87
  1,862 Getty Realty Corp.                                           24
  4,133 Insignia Financial Group, Inc.*                              34
  6,900 Jones Lang LaSalle, Inc.*                                    84
  5,600 LNR Property Corp.                                           99
  9,100 Security Capital Group, Inc.*                               110
  5,300 Trammell Crow Co.*                                           65
  4,800 Wellsford Real Properties, Inc.*                             38
                                                               --------
                                                                    639
                                                               --------
 Real Estate Investment Trusts--4.9%
    770 Alexander's, Inc.*                                           57
  2,600 Alexandria Real Estate Equities                              76
  3,700 American Industrial Properties                               46
  3,200 Amli Residential Properties                                  68
  3,700 Associated Estates Realty                                    28
  4,900 Bedford Property Investors                                   84
  3,800 Boykin Lodging Co.                                           47
  5,403 Bradley Real Estate, Inc.                                    97
  8,000 Brandywine Realty Trust                                     134
 10,024 BRE Properties, Inc.                                        231
  7,200 Burnham Pacific Property, Inc.                               71
  9,100 Cabot Industrial Trust                                      167
  9,333 Camden Property Trust                                       250
  4,800 Capital Automotive                                           65
 13,775 Capstead Mortgage Corp.                                      54
  5,000 CBL & Associates Properties                                 109
  5,000 Center Trust, Inc.                                           51
  4,500 Centerpoint Properties Corp.                                156
  4,800 Chateau Communities, Inc.                                   125

 Shares Description                                             Value
-----------------------------------------------------------------------
  3,500 Chelsea GCA Realty, Inc.                               $    108
  5,900 Colonial Properties Trust                                   145
  6,800 Commercial Net Lease Realty                                  73
  8,800 Cornerstone Realty Income Trust                              89
  5,500 Cousins Properties, Inc.                                    190
  5,400 Crown American Realty                                        34
 13,800 Developers Diversified Realty                               192
  3,600 Eastgroup Properties                                         63
  3,100 Entertainment Properties Trust                               41
  8,300 Equity Inns, Inc.                                            59
  3,700 Essex Property Trust, Inc.                                  120
  9,100 Federal Realty Investment Trust                             164
  8,600 First Industrial Realty Trust                               219
  1,800 First Washington Realty Trust                                32
  5,900 Gables Residential Trust                                    140
  7,000 Glenborough Realty Trust, Inc.                               92
  5,300 Glimcher Realty Trust                                        76
  1,800 Golf Trust of America, Inc.                                  31
  3,700 Great Lakes REIT, Inc.                                       54
 11,222 Health Care Property Investors, Inc.                        291
  6,400 Health Care REIT, Inc.                                      104
  8,999 Healthcare Realty Trust, Inc.                               149
  4,200 Home Properties of New York, Inc.                           108
 11,200 Hospitality Properties Trust                                207
  5,800 Imperial Credit Commercial Mortgage Investment Corp.         65
 16,800 IndyMac Mortgage Holdings, Inc.                             186
  7,800 Innkeepers USA Trust                                         61
  7,400 IRT Property Co.                                             58
  7,450 JDN Realty Corp.                                            122
  2,400 JP Realty, Inc.                                              41
  6,200 Kilroy Realty Corp.                                         118
  6,000 Koger Equity, Inc.                                           94
  6,800 Konover Property Trust                                       40
  2,800 LaSalle Hotel Properties                                     33
  3,800 Lexington Corporate Properties Trust                         40
  6,100 LTC Properties, Inc.                                         59
  6,800 Macerich Co. (The)                                          135
  4,900 Manufactured Home Communities, Inc.                         116
 10,742 Meristar Hospitality Corp.                                  166
  3,100 MGI Properties, Inc.                                         19
  4,300 Mid-America Apartment Communities                            95
  3,400 Mills Corp.                                                  57
  2,800 National Golf Properties, Inc.                               59
  5,500 National Health Investors                                    87
 10,400 Nationwide Health Properties, Inc.                          155
  4,418 Omega Healthcare Investors                                   74
  3,900 Pacific Gulf Properties, Inc.                                78
  2,100 PAN Pacific Retail Properties, Inc.                          36
  2,200 Parkway Properties, Inc.                                     66
  2,600 Pennsylvania Real Estate Investment Trust                    44
  8,500 Prentiss Properties Trust                                   172
  2,100 Prime Group Realty Trust                                     30
  9,697 Prime Retail, Inc.                                           62
  5,300 PS Business Parks, Inc.                                     115

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares Description                                    Value

--------------------------------------------------------------
  6,000 Realty Income, Corp.                          $    131
  9,100 Reckson Associates Realty                          184
  2,300 Redwood Trust, Inc.                                 27
  8,000 Regency Realty Corp.                               162
  5,600 RFS Hotel Investors, Inc.                           62
  2,400 Saul Centers, Inc.                                  36
  6,500 Shurgard Storage Centers, Inc.                     145
  4,800 SL Green Realty Corp.                               97
  4,400 Smith (Charles E.) Residential Realty, Inc.        143
  2,800 Sovran Self Storage, Inc.                           56
  6,300 Storage USA, Inc.                                  170
  5,000 Summit Properties, Inc.                             91
  3,900 Sun Communities, Inc.                              118
  1,200 Tanger Factory Outlet Centers, Inc.                 26
  7,700 Taubman Centers, Inc.                               84
  4,800 Thornburg Mortgage Asset Corp.                      41
  3,500 Town & Country Trust                                61
 23,300 United Dominion Realty Trust                       252
  2,300 Urban Shopping Centers, Inc.                        59
 12,000 Ventas, Inc.*                                       59
  5,700 Walden Residential Properties, Inc.                117
  8,000 Washington Real Estate Investment Trust            123
  6,000 Weingarten Realty Investments                      225
  3,900 Western Properties Trust                            39
  6,500 Westfield America, Inc.                             88
                                                      --------
                                                         9,776
                                                      --------
 Retail--4.6%
 32,000 7-Eleven, Inc.*                                     61
  1,968 99 Cents Only Stores*                               56
  7,900 Advantica Restaurant Group, Inc.*                   14
  6,400 Ames Department Stores, Inc.*                      170
  4,900 AnnTaylor Stores Corp.*                            212
  5,900 Applebees International, Inc.                      178
  4,712 Avado Brands, Inc.                                  23
  6,500 barnesandnoble.com, Inc.*                          123
    600 BEBE Stores, Inc.*                                  19
  5,200 Beyond.com Corp.*                                   53
  8,900 Bob Evans Farms                                    133
  3,000 Boise Cascade Office Products Corp.*                35
  8,600 Bombay Co., Inc. (The)*                             43
 17,400 Borders Group, Inc.*                               270
  4,100 Brown Shoe Co., Inc.                                65
  2,000 Buckle, Inc.*                                       31
  9,640 Buffets, Inc.*                                     104
  4,080 Burlington Coat Factory Warehouse Corp.             52
 11,900 Casey's General Stores, Inc.                       152
  5,700 Cash America International, Inc.                    50
  3,400 Cato Corp.                                          45
 13,200 CBRL Group, Inc.                                   147
  3,507 CDnow, Inc.*                                        53
  6,075 CEC Entertainment, Inc.*                           182
 22,100 Charming Shoppes, Inc.*                            144
    900 Cheap Tickets, Inc.*                                15
  3,900 Cheesecake Factory (The)*                          121

 Shares Description                                    Value
--------------------------------------------------------------
  1,500 Chico's FAS, Inc.*                            $     58
  3,700 Childrens Place*                                    91
 11,600 CKE Restaurant, Inc.                                75
    600 Coldwater Creek, Inc.*                              17
 20,600 CompUSA, Inc.*                                     121
  4,860 Consolidated Products, Inc.*                        51
  4,100 Copart, Inc.*                                      107
  4,625 Cost Plus, Inc.*                                   171
  1,200 Creative Computers, Inc.*                           12
  4,200 CSK Auto Corp.*                                     75
  3,400 Cyberian Outpost, Inc.*                             41
  2,800 Dave & Buster's, Inc.*                              29
  1,900 David's Bridal, Inc.*                               18
    800 DEB Shops, Inc.                                     16
  1,700 Delia*s, Inc.*                                      19
  2,100 Discount Auto Parts*                                29
  3,600 Dress Barn, Inc.*                                   61
  3,800 Duane Reade, Inc.*                                  84
  5,234 Egghead.com, Inc.*                                  95
  1,200 Electronics Boutique Holdings Corp.*                26
  2,700 Factory 2-U Stores, Inc.*                           64
    700 Fatbrain.com, Inc.*                                 23
  4,100 Finish Line*                                        27
  4,500 Footstar, Inc.*                                    149
  5,100 Genesco, Inc.*                                      71
  4,500 Goody's Family Clothing, Inc.*                      30
  3,400 Group 1 Automotive, Inc.*                           49
  5,000 Guitar Center, Inc.*                                54
  5,100 Gymboree Corp.*                                     31
 26,600 Hanover Direct, Inc.*                              103
  4,100 Haverty Furniture                                   56
 13,200 Heilig-Meyers Co.                                   48
  7,100 Hollywood Entertainment Corp.*                     100
  8,100 Homebase, Inc.*                                     28
  4,400 IHOP Corp.*                                         68
  4,575 Insight Enterprises, Inc.*                         154
  3,600 Intertan, Inc.*                                     86
  9,200 Jack in the Box, Inc.                              194
  3,600 Jo-Ann Stores, Inc.*                                47
  5,950 Just For Feet, Inc.*                                 7
    200 Kenneth Cole Productions, Inc.                       9
  6,000 Landry's Seafood Restaurant*                        53
  3,000 Lands' End, Inc.*                                  181
  1,400 Lithia Motors, Inc.*                                26
  8,000 Lone Star Steakhouse & Saloon*                      60
  4,900 Luby's, Inc.                                        57
     10 May Department Stores Co.                           --
  5,528 Men's Wearhouse, Inc.*                             142
  5,900 Michaels Stores, Inc.*                             185
  8,000 Micro Warehouse, Inc.*                              94
  2,100 Movado Group, Inc.                                  50
  5,800 MSC Industrial Direct Co.*                          53
  6,800 Musicland Stores Corp.*                             54
  2,300 NPC International, Inc.*                            29
  3,100 O'Charley's, Inc.*                                  41

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
Statements of Investments
November 30, 1999
(All amounts in thousands, except shares)

 Shares Description                                Value

------------------------------------------------------------
                    Small Company Index Portfolio--Continued
 Retail--Continued
 25,500 OfficeMax, Inc.*                          $    156
  3,800 O'Reilly Automotive, Inc.                      175
  1,400 P.F. Chang's China Bistro, Inc.*                36
  6,162 Pacific Sunwear of California*                 190
  5,050 Papa John's International, Inc.*               181
    800 PC Connection, Inc.                             22
 10,400 Pep Boys-Manny, Moe & Jack                     101
  4,750 Petco Animal Supplies, Inc.*                    67
 26,300 PETsMART, Inc.*                                113
 21,700 Pier 1 Imports, Inc.                           151
  2,400 Rare Hospitality International, Inc.*           51
  6,300 Regis Corp.*                                   130
  3,200 Restoration Hardware, Inc.*                     26
  7,200 Ruby Tuesday, Inc.                             145
  8,800 Ryan's Family Steak Houses, Inc.*               87
  3,900 School Specialty, Inc.*                         63
  2,000 Shoe Carnival, Inc.*                            20
  5,500 Shop At Home, Inc.*                             70
  6,700 Shopko Stores, Inc.*                           152
  1,800 Smart & Final, Inc.                             12
  4,250 Sonic Corp.*                                   115
  3,600 Spiegel, Inc.*                                  29
  6,700 Stein Mart, Inc.*                               41
  9,500 Sunglass Hut International, Inc.*              116
  8,000 Systemax, Inc.*                                 77
  2,600 Talbots, Inc.                                  126
  1,600 Tractor Supply Co.*                             27
  7,150 Trans World Entertainment*                      79
  1,700 Tuesday Morning Corp.*                          42
  1,200 Tweeter Home Entertainment Group, Inc.*         60
    400 uBid, Inc.*                                     16
  4,800 United Auto Group, Inc.*                        43
  2,900 United Retail Group, Inc.*                      27
  2,300 Urban Outfitters, Inc.*                         45
  8,800 US Office Products Co.                          32
  2,300 Value America, Inc.*                            29
  3,200 Value City Department Stores, Inc.*             53
  1,900 West Marine, Inc.*                              16
  2,500 Wet Seal, Inc.*                                 34
  2,000 Whitehall Jewellers, Inc.*                      63
                                                  --------
                                                     9,188
                                                  --------
 Savings & Loans--1.8%
  2,500 Alliance Bancorp                                50
  5,600 Anchor Bancorp Wisconsin, Inc.                  90
  1,500 Andover Bancorp, Inc.                           45
  8,800 Arcadia Financial Ltd.*                         40
  7,100 Bank United Corp.                              253
  3,000 Brookline Bancorp, Inc.                         30
 20,600 Capitol Federal Financial                      212
  4,900 CFS Bancorp, Inc                                49
  2,954 Commonwealth Bancorp, Inc.                      49
  2,900 Dime Community Bancshares                       57

 Shares Description                                Value
----------------------------------------------------------
  4,606 Downey Financial Corp.                    $     93
  3,400 First Federal Capital Corp.                     51
  3,000 First Financial Holdings, Inc.                  54
  2,157 First Indiana Corp.                             50
  9,695 First Sentinel Bancorp, Inc.                    81
  2,620 First Washington Bancorp, Inc.                  43
  4,700 FirstFed Financial Corp.*                       73
  1,800 Flagstar Bancorp, Inc.                          29
  1,600 Great Southern Bancorp, Inc.                    34
  3,006 Harbor Florida Bancshares, Inc.                 38
  2,000 Harris Financial, Inc.                          17
  4,000 Hudson River Bancorp                            44
 16,900 Independence Community Bank                    189
  1,900 JSB Financial, Inc.                            112
  5,388 MAF Bancorp, Inc.                              119
  5,300 Net.B@nk, Inc.*                                126
  3,200 Niagara Bancorp, Inc.                           33
  3,500 Northwest Bancorp, Inc.                         29
  3,100 OceanFirst Financial Corp.                      58
  7,200 Ocwen Financial Corp.*                          47
  2,900 PFF Bancorp, Inc.                               64
  3,850 Queens County Bancorp, Inc.                    112
  1,900 Reliance Bancorp, Inc.                          75
  7,200 Richmond County Financial Corp.                123
  6,000 Seacoast Financial Services Corp.*              63
  2,000 St. Francis Capital Corp.                       40
  9,200 Staten Island Bancorp, Inc.                    180
  7,200 Telebanc Financial Corp.*                      186
  7,500 United Community Financial Corp.                80
 12,300 Washington Federal, Inc.                       257
    951 Washington Mutual, Inc.                         28
  8,100 Webster Financial Corp.                        216
  2,118 WestCorp.                                       31
                                                  --------
                                                     3,650
                                                  --------
 Semiconductors--3.5%
  4,500 Actel Corp.*                                   106
  5,400 Alliance Semiconductor Corp.*                   78
  3,700 Alpha Industries*                              224
  3,700 American Xtal Technology, Inc.*                 57
 19,300 Amkor Technology, Inc.*                        521
  4,600 ATMI, Inc.*                                    140
  5,775 Burr-Brown Corp.*                              256
 13,500 Cirrus Logic, Inc.*                            187
  5,600 Cree Research, Inc.*                           320
 23,600 Cypress Semiconductor Corp.*                   643
  6,500 Dallas Semiconductor Corp.                     375
  1,100 Dupont Photomasks, Inc.*                        68
  4,400 Electroglas, Inc.*                             125
  2,100 Emcore Corp.*                                   48
  5,800 ESS Technology*                                125
  4,800 Etec Systems, Inc.*                            206
  2,100 Exar Corp.*                                    102
  6,800 General Semiconductor, Inc.*                    93
  1,500 hi/fn, Inc.*                                    66
 11,600 International Rectifier Corp.*                 235

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares Description                             Value

-------------------------------------------------------
  2,800 Kopin Corp.*                           $    182
  8,700 Lam Research Corp.*                         675
 10,100 Lattice Semiconductor Corp.*                452
    900 Maker Communications, Inc.*                  21
  7,500 MEMC Electronics Materials*                  90
  2,600 MIPS Technologies, Inc.*                    115
  1,600 MKS Instruments, Inc.*                       40
  4,800 Photronics, Inc.*                           116
  5,937 Pioneer Standard Electronics                 80
  2,900 PLX Technology, Inc.*                        58
  6,800 Semtech Corp.*                              332
  7,300 Silicon Valley Group, Inc.*                 104
    400 Siliconix, Inc.*                             31
  5,700 Transwitch Corp.*                           268
  3,300 Triquint Semiconductor, Inc.*               281
  4,800 Ultratech Stepper, Inc.*                     91
  6,800 Varian Semiconductor Equipment*             160
  1,200 Watkins-Johnson Co.                          47
                                               --------
                                                  7,118
                                               --------
 Shipbuilding--0.1%
  7,300 Newport News Shipbuilding                   241
                                               --------
 Software--10.2%
  3,000 24/7 Media, Inc.*                           152
  4,800 3Dfx Interactive, Inc.*                      43
    700 About.com*                                   30
  9,000 Acclaim Entertainment, Inc.*                 58
  5,300 Activision, Inc.*                            80
  2,800 Actuate Corp.*                              171
  2,000 Advantage Learning Systems, Inc.*            50
  2,750 Advent Software*                            154
  1,400 Allaire Corp.*                              213
  6,200 Allen Telecom, Inc.*                         58
  9,500 American Management Systems*                279
  4,100 Apex, Inc.*                                  96
  3,640 Applied Graphics Technologies*               34
  1,100 Applied Theory Corp.*                        20
  3,200 Ardent Software*                             84
  5,600 Ashton Technology Group*                     36
  5,100 Aspect Development, Inc.*                   244
  5,600 Aspen Technology, Inc.*                     106
  1,058 At Home Corp.                                51
  2,000 Autobytel.com, Inc.*                         29
  1,500 Autoweb.com, Inc.*                           16
  5,000 Avid Technology, Inc.*                       55
  2,600 AVT Corp.*                                  104
  5,300 Banyan Systems, Inc.*                        76
  2,600 Barra, Inc.*                                 76
  1,500 Best Software, Inc.*                         39
  3,700 BindView Development Corp.*                 111
  1,600 Bottomline Technologies, Inc.*               35
  2,300 Brio Technology, Inc.*                       87
 12,400 BroadVision, Inc.*                        1,154
  1,500 CAIS Internet, Inc.*                         20
 11,500 Cambridge Technology Partners, Inc.*        165

 Shares Description                             Value
-------------------------------------------------------
  5,300 CCC Information Services Group*        $     58
  5,900 Cerner Corp.*                               112
  6,600 Choicepoint, Inc.*                          220
  4,800 Clarify, Inc.*                              447
  9,000 Concentric Network Corp.*                   256
  3,000 Concord Communications, Inc.*               160
  3,000 Concur Technologies, Inc.*                   70
  3,600 Cybercash, Inc.*                             39
  3,500 Datastream Systems, Inc.*                    49
  6,750 Dendrite International, Inc.*               186
  3,400 Documentum, Inc.*                           114
  2,310 Doubleclick, Inc.                           370
  1,400 EarthWeb, Inc.*                              53
  7,900 Eclipsys Corp.*                             193
  2,600 Engineering Animation, Inc.*                 22
  9,023 Epicor Software Corp.*                       53
  2,600 Excalibur Technologies Corp.*                35
  2,500 Exchange Applications, Inc.*                152
  2,300 Fair, Isaac & Co., Inc.                      98
  1,000 Fidelity Holdings, Inc.*                     16
  7,200 Filenet Corp.*                              144
  2,100 Flashnet Communications, Inc.*               19
    700 Flycast Communications*                      47
  2,100 Genesys Telecomm Labs, Inc.*                108
    900 Globix Corp.*                                36
  4,700 Go2net, Inc.*                               343
  2,200 Great Plains Software, Inc.*                118
  8,400 GT Interactive Software Corp.*               17
  8,675 Harbinger Corp.*                            152
  2,173 Healtheon/WebMD Corp.                        99
  5,400 HNC Software*                               383
  6,885 Hyperion Solutions Corp.*                   188
  3,100 IDX Systems Corp.*                           66
  4,400 IMRglobal Corp.*                             50
  6,100 Infocure Corp.*                              98
  1,900 Informatica Corp.*                          138
  6,200 Information Resources, Inc.*                 62
 43,000 Informix Corp.*                             473
  5,400 infoUSA, Inc.                                34
  2,750 Inspire Insurance Solutions, Inc.*           17
  4,000 Integrated Systems, Inc.*                   115
  4,700 Inter-Tel, Inc.                              94
  1,900 InterVU, Inc.*                              118
  1,100 iTurf, Inc.*                                 21
  3,100 iVillage, Inc.*                              88
  4,500 JDA Software Group, Inc.*                    63
  1,500 Juno Online Services, Inc.*                  26
  2,200 Launch Media, Inc.*                          41
  7,000 Learn2.com, Inc.*                            21
  4,500 Manugistics Group, Inc.*                     75
  4,400 Mapics, Inc.*                                42
  1,200 MapQuest.com, Inc.*                          30
    700 Marketwatch.com, Inc.*                       33
    700 Media Metrix*                                26
  2,800 Mediconsult.com, Inc.*                       24

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
Statements of Investments
November 30, 1999
(All amounts in thousands, except shares)

 Shares Description                              Value

------------------------------------------------------------
                    Small Company Index Portfolio--Continued
 Software--Continued
  8,500 Mercury Interactive Corp.*              $    707
  5,600 MessageMedia, Inc.*                           92
  1,600 Metro Information Services, Inc.*             24
  2,300 Micromuse, Inc.*                             263
  8,600 MicroStrategy, Inc.*                       1,053
  6,573 Midway Games, Inc.*                          142
  2,400 Mpath Interactive*                            41
  2,600 Multex.com, Inc.*                             74
  5,425 National Instruments Corp.*                  163
  5,600 Neomagic Corp.*                               51
  1,500 Neon Systems, Inc*                            38
  2,500 Net Perceptions, Inc.*                        94
  1,500 Netobjects*                                   20
  1,600 Netopia, Inc.*                                89
  3,600 NVIDIA Corp.*                                125
    900 Omega Research, Inc.*                          5
  4,100 OneMain.com, Inc.*                            76
  2,900 OnHealth Network Co.*                         25
  1,500 Onyx Software Corp.*                          48
  6,200 Open Market, Inc.*                           228
    500 PCOrder.com, Inc.*                            26
  6,400 Pegasystems, Inc.*                            49
  6,267 Per-Se Technologies, Inc.*                    47
  5,700 Peregrine Systems, Inc.*                     399
  3,500 Pervasive Software, Inc.*                     48
  5,700 Phoenix Technologies Ltd.*                    82
  4,100 Pinnacle Systems, Inc.*                      135
  8,000 Policy Management Systems Corp.*             161
  2,900 Preview Travel, Inc.*                        135
  1,100 Private Business, Inc.*                        3
  2,900 Probusiness Services, Inc.*                   84
  3,500 Progress Software Corp.*                     140
  1,400 Project Software & Development*              125
  2,200 Proxicom, Inc.*                              152
  5,400 QuadraMed Corp.*                              37
  7,300 Rare Medium Group, Inc.*                     203
  1,587 Razorfish, Inc.*                             116
  5,300 Remedy Corp.*                                185
  7,523 S1 Corp.*                                    363
  6,900 Saga Systems, Inc.*                          147
  3,100 Sagent Technology, Inc.*                      62
    800 Saleslogix Corp.*                             23
  2,700 Sanchez Computer Associates*                 106
  4,100 Santa Cruz Operation, Inc.*                   61
  2,200 Schawk, Inc.                                  19
  2,800 SCM Microsystems, Inc.*                      176
  2,000 Serena Software, Inc.*                        48
    700 Silknet Software, Inc.*                       62
  3,600 Softnet Systems*                             111
    526 Spectrum Information Technologies             --
  3,500 SportsLine.com, Inc.*                        167
  1,800 SPSS, Inc.*                                   41
  3,400 Spyglass, Inc.*                               96

 Shares Description                              Value
--------------------------------------------------------
  2,500 SS&C Technologies, Inc.*                $     13
  8,000 Structural Dynamics Research*                 85
    800 Sunquest Information Systems*                 11
  5,500 SVI Holdings, Inc.*                           76
 18,600 Sybase, Inc.*                                300
  2,800 Telescan, Inc.*                               75
  1,100 Tenfold Corp.*                                33
  2,600 theglobe.com, Inc.*                           29
  1,400 TheStreet.com, Inc.*                          22
  2,500 THQ, Inc.*                                   134
  7,000 Transaction Systems Architects, Inc.*        245
  3,100 TSI International Software Ltd.*             135
  1,200 Unigraphics Solutions, Inc.*                  26
  2,100 USinternetworking, Inc.*                     115
  6,000 Vantive Corp.*                                93
  3,300 Verity, Inc.*                                341
  7,600 VerticalNet, Inc.*                           666
  5,900 Visio Corp.*                                 212
  5,100 WAVO Corp.*                                   20
  1,300 WebTrends Corp.*                              75
  7,537 Wind River Systems*                          260
  2,400 Worldgate Communications*                     78
  1,800 XOOM.com, Inc.                               137
     66 Zap.com Corp.                                 --
  3,100 Ziff-Davis, Inc.--ZDNet*                      71
  3,400 Zixit Corp.*                                 147
                                                --------
                                                  20,404
                                                --------
 Telecommunication Equipment--3.0%
  4,500 ADTRAN, Inc.*                                175
 16,100 Advanced Fibre Communication*                448
  5,400 Advanced Radio Telecom Corp.*                 74
 18,500 Andrew Corp.*                                258
  5,400 Antec Corp.*                                 302
 10,700 Aspect Communications*                       353
  3,600 Aware, Inc.*                                 136
  2,000 C-COR.net Corp.*                             102
  2,100 Carrier Access Corp.*                        123
  9,600 Cellnet Data Systems, Inc.*                   14
  3,800 Com21, Inc.*                                  84
 10,800 Commscope, Inc.*                             455
 14,100 Digital Microwave Corp.*                     222
  9,200 DSP Communications, Inc.*                    331
    900 eShare Technologies, Inc.*                     8
 13,800 Executone Information Systems*                37
 13,900 Glenayre Technologies, Inc.*                  65
  5,900 Harmonic, Inc.*                              355
 10,900 Interdigital Communications Corp.*           110
  5,700 International Fibercom, Inc.*                 41
  1,900 IPC Communications, Inc.*                    113
    725 Lucent Technologies, Inc.                     53
  4,800 Network Equipment Technologies, Inc.*         59
  3,400 North Pittsburgh Systems, Inc.                55
  1,200 Northeast Optic Network, Inc.*                78
    600 Optical Cable Corp.*                          11
 14,500 P-Com, Inc.*                                  82

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares Description                                  Value

------------------------------------------------------------
 22,100 Paging Network, Inc.*                       $     16
 15,200 Pairgain Technologies, Inc.*                     232
  9,000 Picturetel Corp.*                                 44
  6,200 Pinnacle Holdings, Inc.*                         177
  3,800 Plantronics, Inc.*                               239
  3,200 Powerwave Technologies, Inc.*                    191
  5,400 Premisys Communications, Inc.*                    54
  2,600 Proxim, Inc.*                                    146
  2,400 Stanford Telecommunications*                      82
  2,168 Superior Telecom, Inc.                            35
  6,100 Tekelec*                                         108
  3,200 Terayon Corp.*                                   199
  2,600 Tut Systems, Inc.*                               103
  7,800 WebLink Wireless, Inc.                            67
  3,800 Westell Technologies, Inc.*                       35
 10,100 World Access, Inc.*                              153
                                                    --------
                                                       6,025
                                                    --------
 Telecommunications--2.5%
  3,300 Adaptive Broadband Corp.*                        131
  3,300 Adelphia Business Solutions*                     103
  2,800 Advanced Communications Group, Inc.*              22
  2,700 Aerial Communications, Inc.*                     112
  3,300 American Mobile Satellite Corp.*                  52
 13,214 Broadwing, Inc.                                  385
  7,400 Caprock Communications Corp.*                    180
  5,100 Commnet Cellular, Inc.*                          162
  2,266 Commonwealth Telephone Enterprises, Inc.*        134
  2,100 CT Communications, Inc.                           99
  1,800 CTC Communications Group, Inc.*                   44
  1,600 Destia Communications, Inc.*                      29
 11,100 e.spire Communications, Inc.*                     82
  2,100 Electric Lightwave, Inc.*                         32
  8,300 General Communication*                            34
 10,700 ICG Communications, Inc.*                        203
  4,500 IDT Corp.*                                       102
  1,300 Inet Technologies, Inc.*                          79
 10,800 ITC Deltacom, Inc.*                              296
    700 Latitude Communications*                          17
  4,100 Leap Wireless International, Inc.*               210
  4,600 Mastec, Inc.*                                    189
  2,400 Metricom, Inc.*                                  142
  3,800 MGC Communications, Inc.*                        149
  5,200 MRV Communications, Inc.*                        166
  7,000 Omnipoint Corp.*                                 567
  3,200 Pacific Gateway Exchange, Inc.*                   58
  5,200 Powertel, Inc.*                                  446
 10,300 Premiere Technologies, Inc.*                      78
  9,725 Price Communications Corp.*                      244
  8,000 Star Telecommunications, Inc.*                    63
  8,500 Talk.com, Inc.*                                  143
  2,350 Transaction Network Services, Inc.               108
  2,300 US LEC Corp.*                                     61

 Shares Description                                  Value
------------------------------------------------------------
  2,200 West Teleservices Corp.*                    $     38
  1,600 Worldport Communications, Inc.                     3
                                                    --------
                                                       4,963
                                                    --------
 Telephone--0.3%
  2,900 CFW Communications Co.                            71
 10,400 Intermedia Communications*                       290
  5,000 Primus Telecommunications Group, Inc.*           149
  2,500 Viatel, Inc.*                                    105
                                                    --------
                                                         615
                                                    --------
 Textiles--0.2%
  3,700 DAN River, Inc.*                                  20
  4,250 G & K Services, Inc.                             144
  3,797 Guilford Mills, Inc.                              28
  2,100 Pillowtex Corp.                                    8
  2,400 Springs Industries, Inc.                          96
  2,000 Synthetic Industries, Inc.*                       65
  2,600 UniFirst Corp.                                    39
                                                    --------
                                                         400
                                                    --------
 Tobacco--0.1%
  2,835 Brooke Group Ltd.                                 49
 10,000 DIMON, Inc.                                       34
  1,800 General Cigar Holdings, Inc.*                     14
  7,400 Universal Corp.                                  190
                                                    --------
                                                         287
                                                    --------
 Toys, Games & Hobbies--0.2%
  3,300 Action Performance Cos., Inc.*                    56
 12,000 Boyds Collection Ltd.*                           105
  4,000 Department 56*                                    75
  2,850 Jakks Pacific, Inc.*                              69
  1,900 Marvel Enterprises, Inc.*                         12
  2,700 Racing Champions Corp.*                           13
  9,800 Topps Co. (The)*                                 111
                                                    --------
                                                         441
                                                    --------
 Transportation--1.6%
  7,550 Air Express International Corp.                  243
 10,900 Airborne Freight Corp.                           253
  9,700 Alexander & Baldwin, Inc.                        221
  4,800 American Freightways Corp.*                       83
  4,300 Arnold Industries, Inc.                           55
  3,150 Atlas Air, Inc.*                                  79
  9,300 C.H. Robinson Worldwide, Inc.                    324
  2,800 Circle International Group                        68
  4,700 Consolidated Freightways Corp.*                   43
  1,800 Covenant Transport, Inc.*                         26
  3,450 Eagle USA Airfreight, Inc.*                      116
  7,000 Florida East Coast Industries                    285
  2,200 Forward Air Corp.*                                68
  4,400 Fritz Cos., Inc.*                                 43
  3,839 Heartland Express, Inc.*                          57
  1,500 HUB Group, Inc.*                                  26
  4,800 Hunt (JB) Transportation Services, Inc.           64

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
Statements of Investments
November 30, 1999
(All amounts in thousands, except shares)


 Shares Description                        Value

------------------------------------------------------------
                    Small Company Index Portfolio--Continued
 Transportation--Continued
  4,500 Kirby Corp.*                      $     83
  1,600 Knight Transportation, Inc.*            22
  2,200 Landstar System, Inc.*                  88
  2,100 MS Carriers, Inc.*                      55
  4,700 Offshore Logistics, Inc.*               46
  6,100 Overseas Shipholding Group              89
  4,200 Pittston Bax Group                      40
  2,800 Roadway Express, Inc.                   56
  8,275 Swift Transportation Co., Inc.*        131
  5,950 USFreightways Corp.                    248
  1,600 US Xpress Enterprises, Inc.*            12
  6,912 Werner Enterprises, Inc.               104
 11,500 Wisconsin Central Transport*           161
  5,600 Yellow Corp.*                           94
                                          --------
                                             3,283
                                          --------
 Trucking & Leasing--0.2%
  1,900 Amerco, Inc.*                           50
  2,900 Interpool, Inc.                         26
 10,500 Rollins Truck Leasing Corp.            123
  2,900 Xtra Corp.*                            116
                                          --------
                                               315
                                          --------
 Water--0.4%
  2,000 American States Water Co.               76
  2,550 Aquarion Co.                            94
  2,626 California Water Service Group          83
  1,900 E'Town Corp.                           119
  8,033 Philadelphia Suburban Corp.            186
    500 SJW Corp.                               60
  6,252 United Water Resources, Inc.           209
                                          --------
                                               827
------------------------------------------------------------
 TOTAL COMMON STOCKS (Cost $189,770)       194,613
------------------------------------------------------------
 PREFERRED STOCKS--0.0%
 Health Care--0.0%
    135 Mediq Co., Class A                      --
 Real Estate Investment Trusts--0.0%
  3,400 US Restaurants Properties, Inc.         51
------------------------------------------------------------
 TOTAL PREFERRED STOCKS (Cost $75)              51
------------------------------------------------------------
 RIGHTS--0.0%
     76 Alpha 1 Biomedicals, Inc.*              --
  4,800 Franklin Covey Co.*                     --
     24 Score Board, Inc.*                      --
    425 Talk.com, Inc.*                         --
 30,300 Wyndham International, Inc.*            --
------------------------------------------------------------
 TOTAL RIGHTS (Cost $0)                         --
------------------------------------------------------------

  Shares/
 Principal
  Amount   Description                     Value

------------------------------------------------------------
 WARRANTS--0.0% (Cost $0)
     57    PE Corp., Exp. 9/11/03*        $      1
------------------------------------------------------------
 OTHER INVESTMENTS--0.0%
  2,000    Escrow CFS Group, Inc.*              --
  1,400    Escrow Millicom Inc.*                --
    900    Escrow Northeast Bancorp, Inc.*      --
  1,420    Escrow Strawbridge & Clothier*       --
------------------------------------------------------------
 TOTAL OTHER INVESTMENTS (Cost $0)              --
------------------------------------------------------------
 SHORT-TERM INVESTMENTS--3.0%
 $5,556    Chase Manhattan Bank, London,
           Eurodollar Time Deposit,
           5.688% Due 12/1/99                   5,556
    520    U.S. Treasury Bill, #
           4.77 Due 1/6/00                        514
-----------------------------------------------------
 TOTAL SHORT-TERM INVESTMENTS
  (Cost $6,070)                                 6,070
-----------------------------------------------------
 TOTAL INVESTMENTS--99.9%
  (Cost $195,915)                            $200,735
-----------------------------------------------------
 Other assets, less liablilites--0.1%             115
-----------------------------------------------------
 NET ASSETS--100.0%                          $200,850
=====================================================

OPEN FUTURES CONTRACTS:

               Number of   Notional   Contract      Contract      Unrealized
Contracts      Contracts    Amount    Position     Expiration        Gain
----------------------------------------------------------------------------
Russell 2000      26        $5,881      Long     December, 1999      $62
----------------------------------------------------------------------------

*Non-income producing security.

#Security pledged to cover margin requirements for open futures contracts.

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
Statements of Assets and Liabilities
November 30, 1999
(All amounts in thousands, except net asset value per share)

                                                                                                    Small
                                   Diversified   Equity     Focused   International International  Company
                         Balanced    Growth      Index      Growth    Equity Index     Growth       Index
                         Portfolio  Portfolio  Portfolio   Portfolio    Portfolio     Portfolio   Portfolio
-----------------------------------------------------------------------------------------------------------
Assets:
Investments in
 securities, at cost      $65,327   $125,845   $  968,633  $132,289      $47,398      $130,960    $195,915
-----------------------------------------------------------------------------------------------------------
Investments in
 securities, at value     $78,282   $192,277   $1,512,610  $191,856      $55,731      $147,249    $200,735
Cash and foreign
 currencies                    --          1           --       261          121            15           1
Receivables:
 Investment securities
  sold                        143        613          905       903          720         2,792          --
 Dividends and interest       482        146        1,887        86           66           122         167
 Foreign tax reclaims          --         --           --        --           59           167          --
 Fund shares sold              63          9          428       139            2             9         111
 Administrator                  6          7           48        --            6            --          70
Deferred organization
 costs, net                    --         --           --        --            8            --          --
Other assets                    2          2           21         9            3             6           2
-----------------------------------------------------------------------------------------------------------
Total assets               78,978    193,055    1,515,899   193,254       56,716       150,360     201,086
-----------------------------------------------------------------------------------------------------------
Liabilities:
Overdraft                      --         --            4        --           --            --          --
Payable for:
 Investment securities
  purchased                   774      3,357        2,905       833           13         2,527          62
 Fund shares redeemed          55         17       14,388         1          173            --          48
Accrued expenses:
 Advisory fees                 32         86          125       126           11            95          32
 Administration fees            6         15          125        16            6            18          16
 Custodian fees                 1          3           20         2            5             5          59
 Transfer agent fees            1          2           23         3            1             1           2
 Shareholder service
  fees                          1          1           74         5           --             1           1
Other liabilities              14         21           93        14           14            24          16
-----------------------------------------------------------------------------------------------------------
Total liabilities             884      3,502       17,757     1,000          223         2,671         236
-----------------------------------------------------------------------------------------------------------
Net assets                $78,094   $189,553   $1,498,142  $192,254      $56,493      $147,689    $200,850
-----------------------------------------------------------------------------------------------------------
Analysis of net assets:
Paid-in capital           $56,559   $ 80,585     $809,508  $103,980      $45,074      $105,616    $178,868
Undistributed
 (distribution in
 excess of)
 net investment income          1        607         (808)     (110)         245         1,269       2,304
Accumulated net
 realized gains on
 investments, futures
 and foreign currency
 transactions               8,579     41,929      145,313    28,817        2,823        24,530      14,796
Net unrealized
 appreciation on
 investments, futures
 and foreign currency
 transactions              12,955     66,432      544,129    59,567        8,357        16,289       4,882
Net unrealized losses
 on translation of
 other assets and
 liabilities
 denominated in foreign
 currencies                    --         --           --        --           (6)          (15)         --
-----------------------------------------------------------------------------------------------------------
Net assets                $78,094   $189,553   $1,498,142  $192,254      $56,493      $147,689    $200,850
-----------------------------------------------------------------------------------------------------------
Net Assets
 Class A                  $76,884   $189,077   $1,368,157  $180,557      $56,479      $147,689    $200,404
 Class C                      805         --      113,588    11,183           --            --          --
 Class D                      405        476       16,397       514           14            --         446
-----------------------------------------------------------------------------------------------------------
Total shares
 outstanding (no par
 value), unlimited
 shares authorized
 Class A                    5,086      9,552       53,987     8,848        4,183        10,496      15,254
 Class C                       53         --        4,493       551           --            --          --
 Class D                       27         24          649        26            1            --          34
-----------------------------------------------------------------------------------------------------------
Net asset value,
 offering and
 redemption price per
 share
 Class A                  $ 15.12   $  19.79   $    25.34  $  20.41      $ 13.50      $  14.07    $  13.14
 Class C                  $ 15.13         --   $    25.28  $  20.30           --            --          --
 Class D                  $ 15.06   $  19.49   $    25.25  $  20.00      $ 13.40            --    $  13.01
-----------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
Statements of Operations
For the Year Ended November 30, 1999
(All amounts in thousands)

                                                                                                     Small
                                    Diversified  Equity     Focused  International  International   Company
                          Balanced    Growth      Index     Growth   Equity Index      Growth        Index
                          Portfolio  Portfolio  Portfolio  Portfolio  Portfolio       Portfolio    Portfolio
------------------------------------------------------------------------------------------------------------
Investment income:
Dividend                   $   362    $ 1,715   $ 18,621    $ 1,014     $  856         $ 2,139      $ 2,789
Interest                     2,070        196      1,694         56         23             294          399
------------------------------------------------------------------------------------------------------------
Total income                 2,432      1,911     20,315      1,070        879 (a)       2,433 (b)    3,188
------------------------------------------------------------------------------------------------------------
Expenses:
Investment advisory fees       589      1,528      4,361      1,809        252           1,232          794
Administration fees             74        191      1,453        165         76             185          199
Custodian fees                  23         32        201         31         77             136          491
Registration fees               18         26         71         22         19              20           31
Amortization of deferred
 organization costs             --         --         --         --          4               5           --
Transfer agent fees              9         20        275         27          5              12           21
Shareholder servicing
 fees                            3          1        219         17         --              --            2
Professional fees                6          7         62          6          6               6            7
Trustee fees and ex-
 penses                          3          3         32          3          3               3            3
Other                           11         29         66         19         19              11           64
------------------------------------------------------------------------------------------------------------
Total expenses                 736      1,837      6,740      2,099        461           1,610        1,612
Less voluntary waivers
 of investment advisory
 fees                         (221)      (477)    (2,907)      (493)      (126)           (247)        (397)
Less expenses reimburs-
 able by Administrator         (60)       (82)      (449)       (73)       (68)            (57)        (544)
------------------------------------------------------------------------------------------------------------
Net expenses                   455      1,278      3,384      1,533        267           1,306          671
------------------------------------------------------------------------------------------------------------
Net investment income
 (loss)                      1,977        633     16,931       (463)       612           1,127        2,517
Net realized gains
 (losses) on:
 Investment transactions     8,669     41,712    147,863     29,485      3,041          27,999       14,159
 Futures transactions          (37)       549      2,212         --         10              --          529
 Foreign currency trans-
  actions                       --         --         --         --        110            (153)          --
Net change in unrealized
 appreciation
 (depreciation) on
 investments, futures,
 and foreign currency
 transactions               (1,145)    (1,726)    95,640     17,632      5,594           2,953        7,692
Net change in unrealized
 losses on translation
 of other assets and
 liabilities denominated
 in foreign currencies          --         --         --         --         (7)            (55)          --
------------------------------------------------------------------------------------------------------------
Net increase in net
 assets resulting from
 operations                $ 9,464    $41,168   $262,646    $46,654     $9,360         $31,871      $24,897
------------------------------------------------------------------------------------------------------------

(a) Net of $81 in non-reclaimable foreign withholding taxes.
(b) Net of $223 in non-reclaimable foreign withholding taxes.

See accompanying notes to financial statements.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

Northern Institutional Funds
Equity Portfolios
--------------------------------------------------------------------------------
Statements of Changes in Net Assets
For the Years Ended November 30,
(All amounts in thousands)

                                              Balanced          Diversified
                                              Portfolio      Growth Portfolio
                                           ----------------  -------------------
                                            1999     1998      1999      1998
--------------------------------------------------------------------------------
Increase (decrease) in net assets from
 operations:
 Net investment income (loss)              $ 1,977  $ 1,670  $    633  $    734
 Net realized gains on investments, op-
  tions, futures and foreign currency
  transactions                               8,632    5,868    42,261    18,782
 Net change in unrealized appreciation
  (depreciation) on investments, options,
  futures and foreign currency
  transactions                              (1,145)   2,033    (1,726)   17,053
 Net change in unrealized gains (losses)
  on translations of other assets and li-
  abilities denominated in foreign cur-
  rencies                                       --       --        --        --
--------------------------------------------------------------------------------
Net increase (decrease) in net assets re-
 sulting from operations                     9,464    9,571    41,168    36,569
--------------------------------------------------------------------------------
Distributions to Class A shareholders:
 Net investment income                      (2,270)  (1,247)     (733)   (1,086)
 In excess of net investment income            (44)      --        --        --
 Net realized gains                         (5,340)  (1,990)  (18,908)  (18,075)
--------------------------------------------------------------------------------
Total distributions to Class A sharehold-
 ers                                        (7,654)  (3,237)  (19,641)  (19,161)
--------------------------------------------------------------------------------
Distributions to Class C shareholders:
 Net investment income                         (50)    (107)       --        --
 In excess of net investment income             --       --        --        --
 Net realized gains                           (473)    (174)       --        --
--------------------------------------------------------------------------------
Total distributions to Class C sharehold-
 ers                                          (523)    (281)       --        --
--------------------------------------------------------------------------------
Distributions to Class D shareholders:
 Net investment income                         (14)     (14)      (1)        (4)
 In excess of net investment income             (1)      --        --        --
 Net realized gains                            (66)     (29)     (123)     (104)
--------------------------------------------------------------------------------
Total distributions to Class D sharehold-
 ers                                           (81)     (43)     (124)     (108)
--------------------------------------------------------------------------------
Class A share transactions:
 Proceeds from the sale of shares           19,095   19,629    16,523    13,164
 Reinvested distributions                    7,632    3,204    18,539    18,263
 Cost of shares redeemed                   (13,176) (17,773)  (45,318)  (29,056)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets re-
 sulting from Class A share transactions    13,551    5,060   (10,256)    2,371
--------------------------------------------------------------------------------
Class C share transactions:
 Proceeds from the sale of shares              317    1,465        --        --
 Reinvested distributions                      524      281        --        --
 Cost of shares redeemed                    (5,339)  (1,386)       --        --
--------------------------------------------------------------------------------
Net increase (decrease) in net assets re-
 sulting from Class C share transactions    (4,498)     360        --        --
--------------------------------------------------------------------------------
Class D share transactions:
 Proceeds from the sale of shares              169      618       199       511
 Reinvested distributions                       81       43       124       108
 Cost of shares redeemed                      (595)    (295)     (986)     (300)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets re-
 sulting from Class D share transactions      (345)     366      (663)      319
--------------------------------------------------------------------------------
Net increase (decrease) in net assets        9,914   11,796    10,484    19,990
Net assets--beginning of year               68,180   56,384   179,069   159,079
--------------------------------------------------------------------------------
Net assets--end of year                    $78,094  $68,180  $189,553  $179,069
--------------------------------------------------------------------------------
Undistributed (distribution in excess of)
 net investment income                     $     1  $   366  $    607  $    716
--------------------------------------------------------------------------------


See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                                              International
    Equity Index          Focused Growth       Equity Index       International       Small Company
      Portfolio              Portfolio          Portfolio       Growth Portfolio     Index Portfolio
-----------------------  ------------------  -----------------  ------------------  ------------------
   1999         1998       1999      1998      1999     1998      1999      1998      1999      1998
-------------------------------------------------------------------------------------------------------
$   16,931   $   15,089  $   (463) $    (87) $    612  $   638  $  1,127  $    959  $  2,517  $  1,470
   150,075       83,021    29,485    10,166     3,161    1,818    27,846     9,825    14,688    22,845
    95,640      132,779    17,632    17,953     5,594    4,011     2,953     8,909     7,692   (28,927)
        --           --        --        --        (7)       4       (55)       46        --        --
-------------------------------------------------------------------------------------------------------
   262,646      230,889    46,654    28,032     9,360    6,471    31,871    19,739    24,897    (4,612)
-------------------------------------------------------------------------------------------------------
   (17,433)     (12,617)       --      (321)     (885)    (678)   (2,012)   (1,630)   (1,491)   (1,365)
      (497)          --        --        --        --       --        --        --        --        --
   (75,449)     (64,765)   (9,490)  (20,346)   (2,016)      --    (6,897)   (5,679)  (23,084)   (8,892)
-------------------------------------------------------------------------------------------------------
   (93,379)     (77,382)   (9,490)  (20,667)   (2,901)    (678)   (8,909)   (7,309)  (24,575)  (10,257)
-------------------------------------------------------------------------------------------------------
      (974)      (1,037)       --        (5)       --       --        --        --        --        --
      (265)          --        --        --        --       --        --        --        --        --
    (6,898)      (5,908)     (673)   (1,471)       --       --        --        --       (13)       --
-------------------------------------------------------------------------------------------------------
    (8,137)      (6,945)     (673)   (1,476)       --       --        --        --       (13)       --
-------------------------------------------------------------------------------------------------------
      (126)        (298)       --        (1)       --       --        --        (3)       (3)       (5)
       (46)         --         --        --        --       --        (2)       --        --        --
    (1,989)      (2,272)     (136)     (270)       (1)      --       (12)      (15)      (96)      (43)
-------------------------------------------------------------------------------------------------------
    (2,161)      (2,570)     (136)     (271)       (1)      --       (14)      (18)      (99)      (48)
-------------------------------------------------------------------------------------------------------
   494,970      512,427    38,630    20,270    16,794   22,035    19,602     9,817   192,147    99,274
    78,835       68,757     9,041    19,625     2,858      649     7,690     6,291    22,577     9,261
  (525,214)    (376,883)  (24,453)  (37,427)  (14,570) (17,779)  (14,145)  (23,669) (153,669) (102,546)
-------------------------------------------------------------------------------------------------------
    48,591      204,301    23,218     2,468     5,082    4,905    13,147    (7,561)   61,055     5,989
-------------------------------------------------------------------------------------------------------
    30,445       44,422       771       178        --       --        --        --       942     2,017
     8,137        6,945       674     1,476        --       --        --        --        13        --
   (49,510)     (35,066)   (1,160)   (1,678)       --       --        --        --    (1,818)   (1,148)
-------------------------------------------------------------------------------------------------------
   (10,928)      16,301       285       (24)       --       --        --        --      (863)      869
-------------------------------------------------------------------------------------------------------
     6,301       10,633       170       770        --       10         7       162       103       544
     2,140        2,526        80       271         1       --        14        17        99        48
   (25,737)     (16,644)   (1,732)     (558)       --       --      (224)     (241)     (579)     (285)
-------------------------------------------------------------------------------------------------------
   (17,296)      (3,485)   (1,482)      483         1       10      (203)      (62)     (377)      307
-------------------------------------------------------------------------------------------------------
   179,336      361,109    58,376     8,545    11,541   10,708    35,892     4,789    60,025    (7,752)
 1,318,806      957,697   133,878   125,333    44,952   34,244   111,797   107,008   140,825   148,577
-------------------------------------------------------------------------------------------------------
 1,498,142   $1,318,806  $192,254  $133,878   $56,493  $44,952  $147,689  $111,797  $200,850  $140,825
-------------------------------------------------------------------------------------------------------
$     (808)  $    1,602  $   (110) $   (110) $   245   $   242  $  1,269  $    117  $  2,304  $  1,349
-------------------------------------------------------------------------------------------------------

Northern Institutional Funds
Equity Portfolios
-------------------------------------------------------------------------------
Financial Highlights
For the Years Ended November 30,
Balanced Portfolio

                                                  Class A
                                ------------------------------------------------
                                 1999     1998     1997     1996     1995
--------------------------------------------------------------------------------
Net asset value, beginning of
 year                           $ 14.95  $ 13.59  $ 12.24  $ 11.05  $  9.50
Income (loss) from investment
 operations:
 Net investment income             0.40     0.38     0.38     0.34     0.34
 Net realized and unrealized
  gain                             1.55     1.81     1.66     1.19     1.55
--------------------------------------------------------------------------------
Total income from investment
 operations                        1.95     2.19     2.04     1.53     1.89
--------------------------------------------------------------------------------
Distributions to shareholders:
 Net investment income            (0.47)   (0.32)   (0.38)   (0.34)   (0.34)
 In excess of net investment
  income                          (0.01)      --       --       --       --
 Net realized gain                (1.30)   (0.51)   (0.31)      --       --
--------------------------------------------------------------------------------
Total distributions to share-
 holders                          (1.78)   (0.83)   (0.69)   (0.34)   (0.34)
--------------------------------------------------------------------------------
Net increase                       0.17     1.36     1.35     1.19     1.55
--------------------------------------------------------------------------------
Net asset value, end of year    $ 15.12  $ 14.95  $ 13.59  $ 12.24  $ 11.05
--------------------------------------------------------------------------------
Total return (a)                  14.11%   16.90%   17.29%   14.07%   20.22%
Ratio to average net assets
 of:
 Expenses, net of waivers and
  reimbursements                   0.61%    0.61%    0.61%    0.61%    0.61%
 Expenses, before waivers and
  reimbursements                   0.99%    1.04%    1.11%    1.20%    1.28%
 Net investment income, net of
  waivers and reimbursements       2.69%    2.83%    2.99%    3.03%    3.36%
 Net investment income, before
  waivers and reimbursements       2.31%    2.40%    2.49%    2.44%    2.69%
Portfolio turnover rate           77.19%   67.16%   59.06%  104.76%   93.39%
Net assets at end of year (in
 thousands)                     $76,884  $61,969  $51,475  $45,157  $38,897
--------------------------------------------------------------------------------

                                      Class C                          Class D
                          --------------------------------- --------------------------------
                          1999 (c)  1998    1997   1996 (d)  1999    1998    1997   1996 (e)
--------------------------------------------------------------------------------------------
Net asset value, begin-
 ning of year              $14.91  $13.56  $12.24   $11.12  $14.88  $13.54  $12.23   $11.34
Income (loss) from in-
 vestment operations:
 Net investment income       0.34    0.37    0.36     0.29    0.36    0.40    0.34     0.22
 Net realized and
  unrealized gain            1.60    1.78    1.64     1.12    1.53    1.72    1.64     0.96
--------------------------------------------------------------------------------------------
Total income from in-
 vestment operations         1.94    2.15    2.00     1.41    1.89    2.12    1.98     1.18
--------------------------------------------------------------------------------------------
Distributions to share-
 holders:
 Net investment income      (0.42)  (0.29)  (0.37)   (0.29)  (0.41)  (0.27)  (0.36)   (0.29)
 Net realized gain          (1.30)  (0.51)  (0.31)      --   (1.30)  (0.51)  (0.31)      --
--------------------------------------------------------------------------------------------
Total distributions to
 shareholders               (1.72)  (0.80)  (0.68)   (0.29)  (1.71)  (0.78)  (0.67)   (0.29)
--------------------------------------------------------------------------------------------
Net increase                 0.22    1.35    1.32     1.12    0.18    1.34    1.31     0.89
--------------------------------------------------------------------------------------------
Net asset value, end of
 year                      $15.13  $14.91  $13.56   $12.24  $15.06  $14.88  $13.54   $12.23
--------------------------------------------------------------------------------------------
Total return (a)            14.03%  16.61%  17.00%   12.72%  13.73%  16.45%  16.82%   10.55%
Ratio to average net as-
 sets of (b):
 Expenses, net of waiv-
  ers and reimbursements     0.85%   0.85%   0.85%    0.85%   1.00%   1.00%   1.00%    1.00%
 Expenses, before waiv-
  ers and reimbursements     1.23%   1.28%   1.35%    1.44%   1.38%   1.43%   1.50%    1.59%
 Net investment income,
  net of waivers and re-
  imbursements               2.45%   2.58%   2.75%    2.80%   2.30%   2.44%   2.60%    2.78%
 Net investment income,
  before waivers and re-
  imbursements               2.07%   2.15%   2.25%    2.21%   1.92%   2.01%   2.10%    2.19%
Portfolio turnover rate     77.19%  67.16%  59.06%  104.76%  77.19%  67.16%  59.06%  104.76%
Net assets at end of
 year (in thousands)       $  805  $5,459  $4,587   $5,997  $  405  $  752  $  322   $  232
--------------------------------------------------------------------------------------------

(a) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the year. Total return is not annualized for periods less than one year.
(b) Annualized for periods less than a full year.
(c) Financial highlights for the year ended November 30, 1999 were calculated using the average shares outstanding method.
(d) For the period December 29, 1995 (Class C shares issue date) through November 30, 1996.
(e) For the period February 20, 1996 (Class D shares issue date) through November 30, 1996.



See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
-------------------------------------------------------------------------------
Financial Highlights
For the Years Ended November 30,
Diversified Growth Portfolio

                                             Class A
                         --------------------------------------------------------
                           1999         1998      1997      1996      1995
---------------------------------------------------------------------------------
Net asset value,
 beginning of year       $  17.76     $  16.20  $  14.36  $  12.20  $   9.88
Income (loss) from
 investment operations:
 Net investment income       0.07         0.07      0.11      0.14      0.15
 Net realized and
  unrealized gain            3.95         3.46      3.33      2.33      2.26
---------------------------------------------------------------------------------
Total income from
 investment operations       4.02         3.53      3.44      2.47      2.41
---------------------------------------------------------------------------------
Distributions to share-
 holders:
 Net investment income      (0.07)       (0.11)    (0.14)    (0.15)    (0.09)
 Net realized gain          (1.92)       (1.86)    (1.46)    (0.16)       --
---------------------------------------------------------------------------------
Total distributions to
 shareholders               (1.99)       (1.97)    (1.60)    (0.31)    (0.09)
---------------------------------------------------------------------------------
Net increase                 2.03         1.56      1.84      2.16      2.32
---------------------------------------------------------------------------------
Net asset value, end of
 year                    $  19.79     $  17.76  $  16.20  $  14.36  $  12.20
---------------------------------------------------------------------------------
Total return (a)            24.66%       25.22%    27.06%    20.83%    24.55%
Ratio to average net
 assets of:
 Expenses, net of
  waivers and
  reimbursements             0.67%(b)     0.66%     0.67%     0.66%     0.69%
 Expenses, before
  waivers and
  reimbursements             0.96%        0.96%     1.03%     1.10%     1.12%
 Net investment income,
  net of waivers and
  reimbursements             0.33%        0.45%     0.76%     0.98%     1.16%
 Net investment income,
  before waivers and
  reimbursements             0.04%        0.15%     0.40%     0.54%     0.73%
Portfolio turnover rate     67.47%       37.74%    45.53%    59.99%    81.65%
Net assets at end of
 year (in thousands)     $189,077     $177,947  $158,383  $142,055  $146,731
---------------------------------------------------------------------------------

                                                Class D
                                ------------------------------------------------
                                1999 (c)     1998     1997    1996    1995
--------------------------------------------------------------------------------
Net asset value, beginning of
 year                            $17.53     $16.03   $14.26  $12.16  $ 9.88
Income (loss) from investment
 operations:
 Net investment income               --       0.03     0.09    0.11    0.11
 Net realized and unrealized
  gain                             3.89       3.40     3.27    2.29    2.25
--------------------------------------------------------------------------------
Total income from investment
 operations                        3.89       3.43     3.36    2.40    2.36
--------------------------------------------------------------------------------
Distributions to shareholders:
 Net investment income               --      (0.07)   (0.13)  (0.14)  (0.08)
 In excess of net investment
  income                          (0.01)        --       --      --      --
 Net realized gain                (1.92)     (1.86)   (1.46)  (0.16)     --
--------------------------------------------------------------------------------
Total distributions to share-
 holders                          (1.93)     (1.93)   (1.59)  (0.30)  (0.08)
--------------------------------------------------------------------------------
Net increase                       1.96       1.50     1.77    2.10    2.28
--------------------------------------------------------------------------------
Net asset value, end of year     $19.49     $17.53   $16.03  $14.26  $12.16
--------------------------------------------------------------------------------
Total return (a)                  24.09%     24.73%   26.60%  20.39%  24.19%
Ratio to average net assets
 of:
 Expenses, net of waivers and
  reimbursements                   1.06%(b)   1.05%    1.06%   1.05%   1.08%
 Expenses, before waivers and
  reimbursements                   1.35%      1.35%    1.42%   1.49%   1.51%
 Net investment income (loss),
  net of waivers and
  reimbursements                  (0.06)%     0.06%    0.37%   0.59%   0.73%
 Net investment income (loss),
  before waivers and
  reimbursements                  (0.35)%    (0.24)%   0.01%   0.15%   0.30%
Portfolio turnover rate           67.47%     37.74%   45.53%  59.99%  81.65%
Net assets at end of year (in
 thousands)                      $  476     $1,122   $  696  $  433  $  221
--------------------------------------------------------------------------------

(a) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the year. Total return is not annualized for periods less than one year.
(b) Expense ratio, net of waivers and reimbursements, for the year ended November 30, 1999 would have been 0.66% and 1.05% for Class A and D, respectively, absent the effect of interest expense incurred by the fund's temporary borrowing against a line of credit.
(c) Financial highlights for the period ended November 30, 1999 were calculated using average shares outstanding method.

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
-------------------------------------------------------------------------------
Financial Highlights
For the Years Ended November 30,
Equity Index Portfolio

                                               Class A
                           ----------------------------------------------------
                              1999        1998       1997      1996      1995
--------------------------------------------------------------------------------
Net asset value,
 beginning of year         $    22.69  $    20.09  $  16.79  $  13.86  $  10.60
 Income (loss) from
  investment operations:
 Net investment income           0.28        0.28      0.30      0.31      0.30
 Net realized and
  unrealized gain                4.13        4.02      4.13      3.36      3.47
--------------------------------------------------------------------------------
Total income from
 investment operations           4.41        4.30      4.43      3.67      3.77
--------------------------------------------------------------------------------
Distributions to
 shareholders:
 Net investment income          (0.32)      (0.26)    (0.30)    (0.31)    (0.30)
 In excess of net
  investment income             (0.01)         --        --        --        --
 Net realized gain              (1.43)      (1.44)    (0.83)    (0.43)    (0.21)
--------------------------------------------------------------------------------
Total distributions to
 shareholders                   (1.76)      (1.70)    (1.13)    (0.74)    (0.51)
--------------------------------------------------------------------------------
Net increase                     2.65        2.60      3.30      2.93      3.26
--------------------------------------------------------------------------------
Net asset value, end of
 year                      $    25.34  $    22.69  $  20.09  $  16.79  $  13.86
--------------------------------------------------------------------------------
Total return (a)                20.53%      23.39%    27.93%    27.53%    36.60%
Ratio to average net
 assets of:
 Expenses, net of waivers
  and reimbursements             0.21%       0.21%     0.22%     0.22%     0.22%
 Expenses, before waivers
  and reimbursements             0.44%       0.46%     0.46%     0.50%     0.54%
 Net investment income,
  net of waivers and
  reimbursements                 1.19%       1.36%     1.66%     2.12%     2.54%
 Net investment income,
  before waivers and
  reimbursements                 0.96%       1.11%     1.42%     1.84%     2.22%
Portfolio turnover rate         12.81%      15.26%    18.96%    18.02%    15.27%
Net assets at end of year
 (in thousands)            $1,368,157  $1,175,112  $844,065  $675,804  $479,763
--------------------------------------------------------------------------------

                                          Class C                                       Class D
                         ----------------------------------------------  -----------------------------------------
                           1999      1998     1997     1996    1995 (c)   1999     1998     1997     1996    1995
-------------------------------------------------------------------------------------------------------------------
Net asset value,
 beginning of year       $  22.64  $  20.05  $ 16.79  $ 13.86  $ 13.43   $ 22.58  $ 20.00  $ 16.77  $13.83  $10.60
 Income (loss) from
  investment operations:
 Net investment income       0.22      0.24     0.26     0.28     0.05      0.16     0.21     0.26    0.27    0.25
 Net realized and
  unrealized gain            4.12      4.01     4.11     3.35     0.45      4.15     4.00     4.07    3.36    3.47
-------------------------------------------------------------------------------------------------------------------
Total income from
 investment operations       4.34      4.25     4.37     3.63     0.50      4.31     4.21     4.33    3.63    3.72
-------------------------------------------------------------------------------------------------------------------
Distributions to
 shareholders:
 Net investment income      (0.21)    (0.22)   (0.28)   (0.27)   (0.07)    (0.14)   (0.19)   (0.27)  (0.26)  (0.28)
 In excess of net
  investment income         (0.06)       --       --       --       --     (0.07)      --       --      --      --
 Net realized gain          (1.43)    (1.44)   (0.83)   (0.43)      --     (1.43)   (1.44)   (0.83)  (0.43)  (0.21)
-------------------------------------------------------------------------------------------------------------------
Total distributions to
 shareholders               (1.70)    (1.66)   (1.11)   (0.70)   (0.07)    (1.64)   (1.63)   (1.10)  (0.69)  (0.49)
-------------------------------------------------------------------------------------------------------------------
Net increase                 2.64      2.59     3.26     2.93     0.43      2.67     2.58     3.23    2.94    3.23
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of
 year                    $  25.28  $  22.64  $ 20.05  $ 16.79  $ 13.86   $ 25.25  $ 22.58  $ 20.00  $16.77  $13.83
-------------------------------------------------------------------------------------------------------------------
Total return (a)            20.23%    23.09%   27.64%   27.24%    3.94%    20.15%   22.90%   27.45%  27.20%  36.20%
Ratio to average net
 assets of (b):
 Expenses, net of
  waivers and
  reimbursements             0.45%     0.45%    0.46%    0.46%    0.46%     0.60%    0.60%    0.61%   0.61%   0.61%
 Expenses, before
  waivers and
  reimbursements             0.68%     0.70%    0.70%    0.74%    0.78%     0.83%    0.85%    0.85%   0.89%   0.93%
 Net investment income,
  net of waivers and
  reimbursements             0.95%     1.12%    1.42%    1.89%    2.29%     0.80%    0.97%    1.27%   1.78%   2.07%
 Net investment income,
  before waivers and
  reimbursements             0.72%     0.87%    1.18%    1.61%    1.97%     0.57%    0.72%    1.03%   1.50%   1.75%
Portfolio turnover rate     12.81%    15.26%   18.96%   18.02%   15.27%    12.81%   15.26%   18.96%  18.02%  15.27%
Net assets at end of
 period (in thousands)   $113,588  $111,991  $82,982  $53,929  $18,390   $16,397  $31,703  $30,650  $8,005  $  810
-------------------------------------------------------------------------------------------------------------------

(a) Assumes investment at net asset value at the beginning of the year, investment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the year. Total return is not annualized for periods less than one year.
(b) Annualized for periods less than a full year.
(c) For the period September 28, 1995 (Class C shares issue date) through November 30, 1995.

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
-------------------------------------------------------------------------------
Financial Highlights
For the Years Ended November 30,
Focused Growth Portfolio

                                             Class A
                           -----------------------------------------------------
                             1999       1998       1997       1996      1995
--------------------------------------------------------------------------------
Net asset value,
 beginning of year         $  16.39   $  16.20   $  14.48   $  12.53   $  9.79
Income (loss) from
 investment operations:
 Net investment income
  (loss)                         --      (0.01)      0.05       0.02      0.05
 Net realized and
  unrealized gain              5.28       3.10       3.37       2.17      2.71
--------------------------------------------------------------------------------
Total income from invest-
 ment operations               5.28       3.09       3.42       2.19      2.76
--------------------------------------------------------------------------------
Distributions to share-
 holders:
 Net investment income           --      (0.05)     (0.02)     (0.05)    (0.02)
 Net realized gain            (1.26)     (2.85)     (1.68)     (0.19)       --
--------------------------------------------------------------------------------
Total distributions to
 shareholders                 (1.26)     (2.90)     (1.70)     (0.24)    (0.02)
--------------------------------------------------------------------------------
Net increase                   4.02       0.19       1.72       1.95      2.74
--------------------------------------------------------------------------------
Net asset value, end of
 year                      $  20.41   $  16.39   $  16.20   $  14.48   $ 12.53
--------------------------------------------------------------------------------
Total return (a)              34.23%     24.03%     27.05%     17.82%    28.38%
Ratio to average net as-
 sets of:
 Expenses, net of waivers
  and reimbursements           0.92%      0.92%      0.92%      0.91%     0.91%
 Expenses, before waivers
  and reimbursements           1.26%      1.29%      1.34%      1.43%     1.47%
 Net investment income
  (loss), net of waivers
  and reimbursements          (0.26)%    (0.04)%     0.30%      0.12%     0.46%
 Net investment loss, be-
  fore waivers and
  reimbursements              (0.60)%    (0.41)%    (0.12)%    (0.40)%   (0.10)%
Portfolio turnover rate      110.80%     79.11%    108.29%    116.78%    85.93%
Net assets at end of year
 (in thousands)            $180,557   $123,380   $115,802   $106,250   $86,099
--------------------------------------------------------------------------------

                                       Class C                                      Class D
                           --------------------------------------   -----------------------------------------------
                            1999      1998      1997     1996 (c)    1999     1998      1997      1996     1995 (d)
--------------------------------------------------------------------------------------------------------------------
Net asset value,
 beginning of year         $ 16.34   $ 16.16   $ 14.47   $ 13.46    $16.14   $ 16.01   $ 14.37   $ 12.48    $ 9.55
Income (loss) from
 investment operations:
 Net investment income
  (loss)                     (0.03)    (0.05)     0.01     (0.01)    (0.02)    (0.05)     0.03     (0.03)     0.02
 Net realized and
  unrealized gain             5.25      3.09      3.37      1.02      5.14      3.04      3.30      2.15      2.93
--------------------------------------------------------------------------------------------------------------------
Total income from invest-
 ment operations              5.22      3.04      3.38      1.01      5.12      2.99      3.33      2.12      2.95
--------------------------------------------------------------------------------------------------------------------
Distributions to share-
 holders:
 Net investment income          --     (0.01)    (0.01)       --        --     (0.01)    (0.01)    (0.04)    (0.02)
 Net realized gain           (1.26)    (2.85)    (1.68)       --     (1.26)    (2.85)    (1.68)    (0.19)       --
--------------------------------------------------------------------------------------------------------------------
Total distributions to
 shareholders                (1.26)    (2.86)    (1.69)       --     (1.26)    (2.86)    (1.69)    (0.23)    (0.02)
--------------------------------------------------------------------------------------------------------------------
Net increase                  3.96      0.18      1.69      1.01      3.86      0.13      1.64      1.89      2.93
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of
 year                      $ 20.30   $ 16.34   $ 16.16   $ 14.47    $20.00   $ 16.14   $ 16.01   $ 14.37    $12.48
--------------------------------------------------------------------------------------------------------------------
Total return (a)             33.95%    23.73%    26.75%     7.51%    33.74%    23.60%    26.52%    17.42%    30.97%
Ratio to average net as-
 sets of (b):
 Expenses, net of waivers
  and reimbursements          1.16%     1.16%     1.16%     1.15%     1.31%     1.31%     1.31%     1.30%     1.30%
 Expenses, before waivers
  and reimbursements          1.50%     1.53%     1.58%     1.67%     1.65%     1.68%     1.73%     1.82%     1.86%
 Net investment income
  (loss), net of waivers
  and reimbursements         (0.50)%   (0.29)%    0.06%    (0.12)%   (0.65)%   (0.44)%   (0.09)%   (0.28)%   (0.11)%
 Net investment loss, be-
  fore waivers and
  reimbursements             (0.84)%   (0.66)%   (0.36)%   (0.64)%   (0.99)%   (0.81)%   (0.51)%   (0.80)%   (0.67)%
Portfolio turnover rate     110.80%    79.11%   108.29%   116.78%   110.80%    79.11%   108.29%   116.78%    85.93%
Net assets at end of year
 (in
 thousands)                $11,183   $ 8,719   $ 8,325   $ 6,993    $  514   $ 1,779   $ 1,206   $   656    $  489
--------------------------------------------------------------------------------------------------------------------

(a) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the year. Total return is not annualized for periods less than one year.
(b) Annualized for periods less than a full year.
(c) For the period June 14, 1996 (Class C shares issue date) through November 30, 1996.
(d) For the period December 8, 1994 (Class D shares issue date) through November 30, 1995.

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
-------------------------------------------------------------------------------
Financial Highlights
For the Years Ended November 30,
International Equity Index Portfolio

                                                     Class A
                                             --------------------------
                                              1999     1998    1997 (a)
-----------------------------------------------------------------------
Net asset value, beginning of year           $ 11.98  $ 10.55  $ 10.00
Income from investment operations:
 Net investment income                          0.23     0.14     0.10
 Net realized and unrealized gain               2.07     1.46     0.45
-----------------------------------------------------------------------
Total income from investment operations         2.30     1.60     0.55
-----------------------------------------------------------------------
Distributions to shareholders:
 Net investment income                         (0.23)   (0.17)      --
 In excess of net investment income            (0.01)      --       --
 Net realized gain                             (0.54)      --       --
-----------------------------------------------------------------------
Total distributions to shareholders            (0.78)   (0.17)      --
-----------------------------------------------------------------------
Net increase                                    1.52     1.43     0.55
-----------------------------------------------------------------------
Net asset value, end of year                 $ 13.50  $ 11.98  $ 10.55
-----------------------------------------------------------------------
Total return (b)                               20.32%   15.50%    5.45%
Ratio to average net assets of (c):
 Expenses, net of waivers and reimbursements    0.53%    0.55%    0.51%
 Expenses, before waivers and reimbursements    0.91%    1.00%    1.08%
 Net investment income, net of waivers and
  reimbursements                                1.21%    1.36%    1.75%
 Net investment income before waivers and
  reimbursements                                0.83%    0.91%    1.18%
Portfolio turnover rate                        45.97%   41.53%    8.16%
Net assets at end of year (in thousands)     $56,479  $44,940  $34,244
-----------------------------------------------------------------------

                                                      Class D
                                                  -----------------
                                                   1999    1998 (d)
--------------------------------------------------------------------
Net asset value, beginning of year                $ 11.97   $ 9.88
Income from investment operations:
 Net investment income                               0.12       --
 Net realized and unrealized gain                    2.08     2.09
--------------------------------------------------------------------
Total income from investment operations              2.20     2.09
--------------------------------------------------------------------
Distributions to shareholders:
 Net investment income                              (0.11)      --
 In excess of net investment income                 (0.12)
 Net realized gain                                  (0.54)      --
--------------------------------------------------------------------
Total distributions to shareholders                 (0.77)      --
--------------------------------------------------------------------
Net increase                                         1.43     2.09
--------------------------------------------------------------------
Net asset value, end of year                      $ 13.40  $ 11.97
--------------------------------------------------------------------
Total return (b)                                    19.48%   21.15 %
Ratio to average net assets of (c):
 Expenses, net of waivers and reimbursements         0.92%    0.94 %
 Expenses, before waivers and reimbursements         1.30%    1.39 %
 Net investment income (loss), net of waivers and
  reimbursements                                     0.82%   (0.11)%
 Net investment income (loss) before waivers and
  reimbursements                                     0.44%   (0.56)%
Portfolio turnover rate                             45.97%   41.53 %
Net assets at end of year (in thousands)          $    14  $    12
--------------------------------------------------------------------

(a) For the period April 1, 1997 (commencement of operations) through November 30, 1997.
(b) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the year. Total return is not annualized for periods less than one year.
(c) Annualized for periods less than a full year.
(d) For the period October 5, 1998 (Class D shares issue date) through November 30, 1998.

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
-------------------------------------------------------------------------------
Financial Highlights
For the Years Ended November 30,
International Growth Portfolio

                                              Class A
                            --------------------------------------------------
                              1999        1998      1997      1996      1995
--------------------------------------------------------------------------------
Net asset value, beginning
 of year                    $  11.78    $  10.52  $  10.63  $   9.88  $  10.21
Income (loss) from invest-
 ment operations:
 Net investment income          0.33        0.09      0.11      0.10      0.12
 Net realized and
  unrealized gain (loss)        2.94        1.90      0.31      0.87     (0.36)
--------------------------------------------------------------------------------
Total income (loss) from
 investment operations          3.27        1.99      0.42      0.97     (0.24)
--------------------------------------------------------------------------------
Distributions to share-
 holders:
 Net investment income         (0.22)      (0.16)    (0.08)    (0.22)    (0.05)
 Net realized gain             (0.76)      (0.57)    (0.45)       --     (0.04)
--------------------------------------------------------------------------------
Total distributions to
 shareholders                  (0.98)      (0.73)    (0.53)    (0.22)    (0.09)
--------------------------------------------------------------------------------
Net increase (decrease)         2.29        1.26     (0.11)     0.75     (0.33)
--------------------------------------------------------------------------------
Net asset value, end of
 year                       $  14.07    $  11.78  $  10.52  $  10.63  $   9.88
--------------------------------------------------------------------------------
Total return (a)               30.07%      20.44%     4.21%     9.96%    (2.32)%
Ratio to average net as-
 sets of:
 Expenses, net of waivers
  and reimbursements            1.06%       1.06%     1.06%     1.06%     1.06%
 Expenses, before waivers
  and reimbursements            1.31%       1.31%     1.37%     1.43%     1.38%
 Net investment income,
  net of waivers and reim-
  bursements                    0.92%       0.89%     0.97%     0.73%     1.22%
Net investment income, be-
 fore waivers and reim-
 bursements                     0.67%       0.64%     0.66%     0.36%     0.90%
Portfolio turnover rate       168.10%     160.13%   154.62%   202.47%   215.31%
Net assets at end of year
 (in thousands)             $147,689    $111,594  $106,774  $138,182  $148,704
--------------------------------------------------------------------------------
                                              Class D
                            --------------------------------------------------
                              1999        1998      1997      1996      1995
--------------------------------------------------------------------------------
Net asset value, beginning
 of year                    $  11.60    $  10.39  $  10.54  $   9.83  $  10.21
Income (loss) from invest-
 ment operations:
 Net investment income
  (loss)                       (0.01)       0.09      0.09      0.01      0.19
 Net realized and
  unrealized gain (loss)        2.59        1.83      0.29      0.92     (0.48)
--------------------------------------------------------------------------------
Total income (loss) from
 investment operations          2.58        1.92      0.38      0.93     (0.29)
--------------------------------------------------------------------------------
Distributions to share-
 holders:
 Net investment income            --       (0.14)    (0.08)    (0.22)    (0.05)
 In excess of net invest-
  ment income                  (0.14)         --        --        --        --
 Net realized gain             (0.76)      (0.57)    (0.45)       --     (0.04)
--------------------------------------------------------------------------------
Total distributions to
 shareholders                  (0.90)      (0.71)    (0.53)    (0.22)    (0.09)
--------------------------------------------------------------------------------
Net increase (decrease)         1.68        1.21     (0.15)     0.71     (0.38)
--------------------------------------------------------------------------------
Net asset value, end of
 year                       $  13.28(b) $  11.60  $  10.39  $  10.54  $   9.83
--------------------------------------------------------------------------------
Total return (a)                           19.91%     3.79%     9.59%    (2.78)%
Ratio to average net as-
 sets of:
 Expenses, net of waivers
  and reimbursements                        1.45%     1.45%     1.45%     1.45%
 Expenses, before waivers
  and reimbursements                        1.70%     1.76%     1.82%     1.77%
 Net investment income,
  net of waivers and reim-
  bursements                                0.59%     0.58%     0.44%     2.01%
Net investment income, be-
 fore waivers and reim-
 bursements                                 0.34%     0.27%     0.07%     1.69%
Portfolio turnover rate                   160.13%   154.62%   202.47%   215.31%
Net assets at end of year
 (in thousands)                         $    203  $    234  $     94  $     20
--------------------------------------------------------------------------------

(a) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the year. Total return is not annualized for periods less than one year.
(b) Class D shares were fully redeemed as of August 22, 1999. Financial highlights for the period then ended were calculated using the average shares outstanding method.

See accompanying notes to financial statements.

Northern Institutional Funds
Equity Portfolios
-------------------------------------------------------------------------------
Financial Highlights
For the Years Ended November 30,
Small Company Index Portfolio

                                             Class A
                           ----------------------------------------------------
                             1999         1998       1997      1996     1995
-------------------------------------------------------------------------------
Net asset value,
 beginning of year         $  13.02     $  15.05   $  13.97  $  12.98  $ 10.86
Income (loss) from
 investment operations:
 Net investment income         0.12         0.13       0.15      0.19     0.16
 Net realized and
  unrealized gain (loss)       1.61        (1.13)      2.69      1.75     2.67
-------------------------------------------------------------------------------
Total income (loss) from
 investment operations         1.73        (1.00)      2.84      1.94     2.83
-------------------------------------------------------------------------------
Distributions to
 shareholders from:
 Net investment income        (0.10)       (0.14)     (0.17)    (0.14)   (0.15)
 Net realized gain            (1.51)       (0.89)     (1.59)    (0.81)   (0.56)
-------------------------------------------------------------------------------
Total distributions to
 shareholders                 (1.61)       (1.03)     (1.76)    (0.95)   (0.71)
-------------------------------------------------------------------------------
Net increase (decrease)        0.12        (2.03)      1.08      0.99     2.12
-------------------------------------------------------------------------------
Net asset value, end of
 year                      $  13.14     $  13.02   $  15.05  $  13.97  $ 12.98
-------------------------------------------------------------------------------
Total return (a)              14.97%       (7.02)%    23.06%    15.96%   27.76%
Ratio to average net
 assets of:
 Expenses, net of waivers
  and reimbursements           0.34%(c)     0.31%      0.32%     0.32%    0.32%
 Expenses, before waivers
  and reimbursements           0.81%        0.74%      0.68%     0.79%    0.81%
 Net investment income,
  net of waivers and
  reimbursements               1.27%        1.19%      1.22%     1.36%    1.31%
 Net investment income,
  before waivers and
  reimbursements               0.80%        0.76%      0.86%     0.89%    0.82%
Portfolio turnover rate      101.01%       59.21%     42.66%    46.26%   38.46%
Net assets at end of year
 (in thousands)            $200,404     $139,100   $147,887  $112,856  $94,899
-------------------------------------------------------------------------------

                              Class C                       Class D
                          ------------------ --------------------------------------------
                           1999     1998 (d)  1999        1998    1997    1996   1995 (f)
-----------------------------------------------------------------------------------------
Net asset value,
 beginning of year        $12.98     $13.89  $ 12.94     $15.01  $13.96  $12.95   $10.51
Income (loss) from
 investment operations:
 Net investment income      0.09       0.03     0.10       0.11    0.17    0.13     0.18
 Net realized and
  unrealized gain (loss)    1.61      (0.94)    1.52      (1.19)   2.62    1.83     2.96
-----------------------------------------------------------------------------------------
Total income (loss) from
 investment operations      1.70      (0.91)    1.62      (1.08)   2.79    1.96     3.14
-----------------------------------------------------------------------------------------
Distributions to
 shareholders from:
 Net investment income     (0.03)        --    (0.04)     (0.10)  (0.15)  (0.14)   (0.14)
 Net realized gain         (1.51)        --    (1.51)     (0.89)  (1.59)  (0.81)   (0.56)
-----------------------------------------------------------------------------------------
Total distributions to
 shareholders              (1.54)        --    (1.55)     (0.99)  (1.74)  (0.95)   (0.70)
-----------------------------------------------------------------------------------------
Net increase (decrease)     0.16      (0.91)    0.07      (2.07)   1.05    1.01     2.44
-----------------------------------------------------------------------------------------
Net asset value, end of
 year                     $13.14(e)  $12.98   $13.01     $12.94  $15.01  $13.96   $12.95
-----------------------------------------------------------------------------------------
Total return (a)                      (6.54)%  14.13%     (7.58)% 22.68%  16.20%   31.62%
Ratio to average net
 assets of (b):
 Expenses, net of
  waivers and
  reimbursements                       0.55%    0.73%(c)   0.70%   0.71%   0.71%    0.71%
 Expenses, before
  waivers and
  reimbursements                       0.98%    1.20%      1.13%   1.07%   1.18%    1.20%
 Net investment income,
  net of waivers and
  reimbursements                       0.98%    0.88%      0.80%   0.76%   1.02%    0.90%
 Net investment income,
  before waivers and
  reimbursements                       0.55%    0.41%      0.37%   0.40%   0.55%    0.41%
Portfolio turnover rate               59.21%  101.01%     59.21%  42.66%  46.26%   38.46%
Net assets at end of
 year (in thousands)                 $  870  $   446     $  855  $  690  $  269   $   44
-----------------------------------------------------------------------------------------

(a) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the year. Total return is not annualized for periods less than one year.
(b) Annualized for periods less than a full year.
(c) Expense ratio, net of waivers and reimbursements, for the year ended November 30, 1999 would have been 0.31% and 0.70% for Class A and D, respectively, absent the effect of interest expense incurred by the fund's temporary borrowing against a line of credit.
(d) For the period January 8, 1998 (Class C shares issue date) through November 30, 1998.
(e) Class C shares were fully redeemed as of June 30, 1999. Financial highlights for the period then ended were calculated using the average shares outstanding method.
(f) For the period December 8, 1994 (Class D shares issue date) through November 30, 1995.

See accompanying notes to financial statements.

Northern Institutional Funds
Fixed Income and Equity Portfolios
-------------------------------------------------------------------------------

Notes to Financial Statements
November 30, 1999
1. Organization
Northern Institutional Funds (the "Trust") is a Delaware business trust which was formed on July 1, 1997, and is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust includes seventeen portfolios, each with its own investment objective. Each Portfolio, other than the International Bond Portfolio, is classified as diversified. Except as noted below, the Northern Trust Company ("Northern") is the investment adviser for all actively managed Portfolios and is the custodian and transfer agent for the Trust. Northern Trust Quantitative Advisors, Inc. ("NTQA"), a wholly-owned subsidiary of Northern Trust Corporation, is the investment adviser for the U.S. Treasury Index, Equity Index, International Equity Index and Small Company Index Portfolios. Effective May 1, 1999, Northern and First Data Investor Services Group, Inc. ("Investor Services Group") became the Trust's co-administrators, and First Data Distributors, Inc. ("FDDI"), an affiliate of Investor Services Group, became the Trust's distributor. Prior to May 1, 1999, Goldman, Sachs & Co. ("Goldman Sachs") acted as the Trust's administrator and distributor. Presented herein are the financial statements of the fixed income and equity portfolios (the "Portfolios").
 Each of the Portfolios has three separate classes: Class A, C and D. Each class is distinguished by the level of administrative support and transfer agent service provided. As of November 30, 1999, Class A, Class C and Class D shares are outstanding for certain Portfolios.

2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP"). The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(a) Investment Valuation
Investments held by a Portfolio are valued at the last quoted sale price on the exchange on which such securities are primarily traded. Securities traded on a foreign security exchange which are not traded on valuation date will be valued at the most recent quoted sales price. Securities which are traded in the over-the-counter markets, absent a last quoted sales price, are valued at the last quoted bid price. Exchange traded futures and options are valued at the settlement price as established by the exchange on which they are traded. Index futures are marked-to-market on a daily basis. Any securities, including restricted securities, for which current quotations are not readily available are valued at fair value as determined in good faith by Northern under the supervision of the Board of Trustees (the "Board"). Short-term investments are valued at amortized cost which Northern has determined, pursuant to Board authorization, approximates market value.

(b) Investment Transactions and Investment Income
Investment transactions are recorded as of the trade date. Realized gains and losses on investment transactions are calculated on the identified-cost basis. Interest income is recorded on the accrual basis and includes amortization of discounts and premiums. The interest rates reflected in the Statements of Investments represent either the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities or, for interest only or principal only securities, the current effective yield. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities are recorded on the ex-date, or as soon as the information is available.

(c) Deferred Organization Costs
Organization-related costs for funds incepted prior to June 30, 1998 are being amortized on a straight-line basis over five years. In the event any of the initial shares of any of the Portfolios are redeemed, the redemption proceeds will be reduced by the amount of any unamortized organization expenses in the same proportion as the number of shares redeemed bears to the number of initial shares held at the time of redemption.

(d) Expenses
Expenses arising in connection with a specific Portfolio are allocated to that Portfolio. Certain expenses arising in connection with a class of shares are allocated to that class of shares. Expenses incurred which do not specifically relate to an individual Portfolio are allocated among the Portfolios based on each Portfolio's relative net assets.

(e) Repurchase Agreements
During the term of a repurchase agreement, the market value of the underlying collateral, including accrued interest, is required to exceed the market value of the repurchase agreement. The underlying collateral for all

Northern Institutional Funds
Fixed Income and Equity Portfolios
-------------------------------------------------------------------------------

Notes to Financial Statements--Continued
November 30, 1999
repurchase agreements is held in a customer-only account of Northern, as custodian for the Trust, at the Federal Reserve Bank of Chicago.

(f) Futures Contracts
Each Portfolio may invest in long or short futures contracts for hedging purposes, to increase total return (i.e., for speculative purposes) or to maintain liquidity. The Portfolio bears the market risk arising from changes in the value of these financial instruments. At the time a Portfolio enters into a futures contract it is required to make a margin deposit with the custodian of a specified amount of liquid assets. Subsequently, as the market price of the futures contract fluctuates, gains or losses are recorded and payments are made, on a daily basis, between the Portfolio and the broker. The Statements of Operations reflect gains and losses as realized for closed futures contracts and as unrealized for open futures contracts.
 At November 30, 1999, Equity Index, International Equity Index and Small Company Index Portfolios had entered into long exchange traded futures contracts. The aggregate market value of assets pledged to cover margin requirements for open positions at November 30, 1999 was approximately $4,957,000, $55,000 and $514,000, respectively.

(g) Options Contracts
Each Portfolio may purchase and write (sell) put and call options on foreign and domestic stock indices, foreign currencies, and U.S. and foreign securities that are traded on U.S. and foreign securities exchanges and over-the-counter markets. These transactions are for hedging (or cross-hedging) purposes or for the purpose of earning additional income.
 The risks associated with purchasing an option include risk of loss of premium, change in market value and counterparty non-performance under the contract. Put and call options purchased are accounted for in the same manner as Portfolio securities.
 The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.
 In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.
 The Portfolios did not write call or put options for the year ended November 30, 1999.

(h) Stripped Securities
Stripped securities represent the right to receive future interest payments (interest only stripped securities) or principal payments (principal only stripped securities). The value of variable rate interest only stripped securities varies directly with changes in interest rates, while the value of fixed rate interest only securities and the value of principal only stripped securities vary inversely with changes in interest rates.

(i) Forward Foreign Currency Exchange Contracts
Certain Portfolios are authorized to enter into forward foreign currency exchange contracts for the purchase of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. In addition, the International Bond and International Growth Portfolios may enter into foreign currency exchange contracts for speculative purposes. The objective of a Portfolio's foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of the Portfolio's foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All forward foreign currency contracts are "marked-to-market" daily at the applicable exchange rates and any resulting unrealized gains or losses are recorded in the financial statements. The Portfolio records realized gains or losses when the forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.
 The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.
 At November 30, 1999, there were no outstanding forward foreign currency exchange contracts.

(j) Foreign Currency Translations
Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Cost of purchases and proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions.

-------------------------------------------------------------------------------


 The gains or losses on investments resulting from changes in foreign exchange rates are included with net realized and unrealized gain (loss) on investments.

(k) Federal Taxes
It is each Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and capital gains to its shareholders. Therefore, no provision is made for federal taxes.
 At November 30, 1999, the Portfolios had the following amounts of capital loss carryforwards for U.S. federal income tax purposes:

                                Amount
                            (in thousands) Year(s) of Expiration
----------------------------------------------------------------
Bond                            $ 759              2007
Intermediate Bond               1,831              2007
International Bond                 50              2007
Short-Intermediate Bond           265              2007
U.S. Government Securities         60              2007
U.S. Treasury Index                15              2005
----------------------------------------------------------------

 These amounts are available to be carried forward to offset future capital gains to the extent permitted by applicable laws or regulations.

(l) Distributions
Dividends from net investment income are declared and paid as follows:

-------------------------------------
Bond                          Monthly
Intermediate Bond             Monthly
International Bond          Quarterly
Short-Intermediate Bond       Monthly
U.S. Government Securities    Monthly
U.S. Treasury Index           Monthly
Balanced                    Quarterly
Diversified Growth           Annually
Equity Index                Quarterly
Focused Growth               Annually
International Equity Index   Annually
International Growth         Annually
Small Company Index          Annually
-------------------------------------

 Each Portfolio's net realized capital gains are distributed at least annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations. Such amounts may differ from income and capital gains recorded in accordance with generally accepted accounting principles.

3. Advisory, Transfer Agency and Custodian Agreements
The Trust has an investment advisory agreement whereby each Portfolio pays Northern or NTQA, as the case may be, a fee, computed daily and payable monthly, based on a specified percentage of its average daily net assets. For the current period, Northern and NTQA each voluntarily agreed to waive a portion of the advisory fees as shown on the accompanying Statements of Operations. The annual advisory fees and waiver rates expressed as a percentage of average daily net assets for the year ended November 30, 1999, are as follows:

                                              Net
                            Advisory  Less  Advisory
                              Fee    Waiver   Fee
----------------------------------------------------
Bond                           .60%   .35%    .25%
Intermediate Bond              .60    .35     .25
International Bond             .90    .20     .70
Short-Intermediate Bond        .60    .35     .25
U.S. Government Securities     .60    .35     .25
U.S. Treasury Index            .40    .25     .15
Balanced                       .80    .30     .50
Diversified Growth             .80    .25     .55
Equity Index                   .30    .20     .10
Focused Growth                1.10    .30     .80
International Equity Index     .50    .25     .25
International Growth          1.00    .20     .80
Small Company Index            .40    .20     .20
----------------------------------------------------

 As compensation for the services rendered as transfer agent, including the assumption by Northern of the expenses related thereto, Northern receives a fee, computed daily and payable monthly, at an annual rate of .01%, .10% and
 .15% of the average daily net asset value of the outstanding Class A, C and D shares, respectively, for the Portfolios. For compensation as custodian, Northern receives an amount based on a pre-determined schedule of charges approved by the Board.

4. Administration and Distribution Agreements
Northern and Investors Services Group, the co-administrators of the Portfolios as of May 1, 1999, are entitled to a monthly co-administrative fee at an annual rate of .10% (.15% in the case of the International Bond, International Equity Index and International Growth Portfolios) of the average daily net assets of the respective Portfolios. The co-administrators are also entitled to additional fees for special legal services.
 The Trust had an administration agreement with Goldman Sachs during the five months ended April 30, 1999, whereby each Portfolio paid the administrator a fee

Northern Institutional Funds
Fixed Income and Equity Portfolios
-------------------------------------------------------------------------------

Notes to Financial Statements--Continued
November 30, 1999
at an annual rate of .10% of the Portfolio's average daily net assets (.15% for the International Bond, International Equity Index and International Growth Portfolios).
 In addition, if in any fiscal year the sum of a Portfolio's expenses, including the administration fee, but excluding the fees payable to Northern for its duties as investment adviser and transfer agent, shareholder servicing fees and extraordinary expenses (such as taxes, interest and indemnification expenses), exceeded on an annualized basis .10% of a Portfolio's average daily net assets (0.25% for the International Bond, International Growth and International Equity Index Portfolios), the administrators reimbursed each Portfolio for the amount of the excess pursuant to the terms of the administration agreements.
 The expenses reimbursable during the year ended November 30, 1999, under such arrangements, are shown on the accompanying Statements of Operations. No administration fees were waived under this agreement during the year ended November 30, 1999.
 Goldman Sachs, the Trust's prior distributor, received no compensation under its distribution agreement.
 FDDI, the distributor for the Portfolios as of May 1, 1999, received no compensation under its distribution agreement.

5. Shareholder Servicing Plan
The Trust has adopted a Shareholder Servicing Plan pursuant to which the Trust may enter into agreements with institutions or other financial intermediaries under which they will render certain shareholder administrative support services for their customers or other investors who beneficially own Class C and D shares. As compensation under the Shareholder Servicing Plan, the institution or other financial intermediary receives a fee at an annual rate of up to .15% and .25% of the average daily net asset value of the outstanding Class C and D shares, respectively.

6. Investment Transactions
Investment transactions for the year ended November 30, 1999 (excluding short-term investments) were as follows:

                                                    Proceeds
                                                   from sales   Proceeds
                                                       and     from sales
                             Purchases             maturities     and
                              of U.S.   Purchases    of U.S.   maturities
                            Government   of other  Government   of other
                            Obligations securities Obligations securities
-------------------------------------------------------------------------
                                           (in thousands)
Bond                         $596,452    $326,026   $479,515    $ 88,481
Intermediate Bond             110,828      32,936    100,821      20,657
International Bond                 --       6,154      1,699       3,090
Short-Intermediate Bond       106,434      65,532    104,253      53,341
U.S. Government Securities     65,661       2,000     35,583          --
U.S. Treasury Index            19,765          --     19,268          --
Balanced                       16,227      37,213     12,943      39,844
Diversified Growth                 --     125,160         --     152,988
Equity Index                       --     180,273         --     260,614
Focused Growth                     --     189,926         --     180,988
International Equity Index         --      24,384         --      22,743
International Growth               --     199,499         --     194,346
Small Company Index                --     247,103         --     192,195
-------------------------------------------------------------------------

 As of November 30, 1999, the composition of unrealized appreciation (depreciation) of investment securities (including the effects of foreign currency translation and excluding futures transactions) based on the aggregate cost of investments for federal income tax purposes were as follows:

                                                                     Cost for
                                                                     Federal
                                                           Net        Income
                                                       Appreciation    Tax
                            Appreciation Depreciation (Depreciation) Purposes
-----------------------------------------------------------------------------
                                             (in thousands)
Bond                          $    --      $52,618       $(52,618)   $983,531
Intermediate Bond                  --        2,328         (2,328)     51,324
International Bond                460        2,072         (1,612)     28,067
Short-Intermediate Bond            --       18,873        (18,873)    200,965
U.S. Government Securities         --        1,879         (1,879)     88,185
U.S. Treasury Index                41          688           (647)     23,066
Balanced                       14,560        1,660         12,900      65,382
Diversified Growth             68,005        1,644         66,361     125,916
Equity Index                  590,669       48,037        542,632     970,130
Focused Growth                 61,533        2,251         59,282     132,574
International Equity Index     11,011        2,987          8,000      47,731
International Growth           20,598        4,557         16,041     131,208
Small Company Index            20,609       26,947         (6,338)    207,134
-----------------------------------------------------------------------------

-------------------------------------------------------------------------------


7. Bank Loans
The Trust maintains a $100,000,000 revolving bank credit line for liquidity and other purposes. Borrowings under this arrangement bear interest at 1% above the federal funds rate and are secured by pledged securities equal to or exceeding 120% of the outstanding balance.
 Interest expense for the year ended November 30, 1999 was approximately $1,000, $15,000, $3,000, $9,000, $9,000, $1,000 and $52,000 for the Balanced
Portfolio, Diversified Growth, Equity Index, Focused Growth, International Equity Index, International Growth and Small Company Index Portfolios, respectively. These amounts are included in "Other Expenses" on the Statements of Operations.
 As of November 30, 1999, there were no outstanding borrowings.

8. Share Transactions
Transactions in Class A Shares for the year ended November 30, 1999 were as follows:

                                                                Net
                                    Reinvested                Increase
                            Sales  distributions Redemptions (Decrease)
-----------------------------------------------------------------------
                                          (in thousands)
Bond                        22,095     3,026        7,604      17,517
Intermediate Bond            5,326       138        4,371       1,093
International Bond             112        78           22         168
Short-Intermediate Bond      9,325       820        9,315         830
U.S. Government Securities   2,576       225          683       2,118
U.S. Treasury Index            513        28          467          74
Balanced                     1,307       536          903         940
Diversified Growth             912     1,105        2,486        (469)
Equity Index                20,577     3,524       21,896       2,205
Focused Growth               2,118       558        1,357       1,319
International Equity Index   1,368       251        1,188         431
International Growth         1,516       695        1,185       1,026
Small Company
 Index                      15,298     1,961       12,685       4,574
-----------------------------------------------------------------------

 Transactions in Class A shares for the year ended November 30, 1998 were as follows:

                                                                Net
                                    Reinvested                increase
                            Sales  distributions Redemptions (decrease)
-----------------------------------------------------------------------
                                          (in thousands)
Bond                        10,138     1,515        5,483      6,170
Intermediate Bond            1,392        67          551        908
International Bond             108        60          140         28
Short-Intermediate Bond      6,204       738        7,697       (755)
U.S. Government Securities     632       116          518        230
U.S. Treasury Index            724        21        1,357       (612)
Balanced                     1,380       239        1,260        359
Diversified Growth             812     1,322        1,887        247
Equity Index                24,202     3,689       18,131      9,760
Focused Growth               1,385     1,532        2,536        381
International Equity Index   1,984        63        1,540        507
International Growth           892       644        2,220       (684)
Small Company
 Index                       7,425       673        7,245        853
-----------------------------------------------------------------------

 Transactions in Class C shares for the year ended November 30, 1999 were as follows:

                                                               Net
                                   Reinvested                Increase
                            Sales distributions Redemptions (Decrease)
----------------------------------------------------------------------
                                          (in thousands)
Bond                        1,163      288         1,054        397
U.S. Government Securities      4        3           202       (195)
U.S. Treasury Index            18       --             9          9
Balanced                       22       37           372       (313)
Equity Index                1,287      366         2,107       (454)
Focused Growth                 43       42            67         18
Small Company
 Index                         78        1           146        (67)
----------------------------------------------------------------------

Northern Institutional Funds
Fixed Income and Equity Portfolios
-------------------------------------------------------------------------------

Notes to Financial Statements--Continued
November 30, 1999

 Transactions in Class C shares for the year ended November 30, 1998 were as follows:

                                                               Net
                                   Reinvested                increase
                            Sales distributions Redemptions (decrease)
----------------------------------------------------------------------
                                          (in thousands)
Bond                        1,409      192         1,156       445
U.S. Government Securities     84        9            54        39
U.S. Treasury Index             8       --             7         1
Balanced                      104       21            97        28
Equity Index                2,131      373         1,696       808
Focused Growth                 12      115           109        18
Small Company Index           153       --            86        67
----------------------------------------------------------------------

 Transactions in Class D shares for the year ended November 30, 1999 were as follows:

                                                               Net
                                   Reinvested                increase
                            Sales distributions Redemptions (decrease)
----------------------------------------------------------------------
                                          (in thousands)
Bond                           8         8            34        (16)
Intermediate Bond             --        --             1         (1)
International Bond            --        --             6         (6)
Short-Intermediate Bond        4         1            40        (35)
U.S. Government Securities    14         3            35        (18)
U.S. Treasury Index            8         1            79        (70)
Balanced                      12         5            41        (24)
Diversified Growth            11         7            58        (40)
Equity Index                 270        97         1,122       (755)
Focused Growth                 9         5            98        (84)
International Equity Index    --        --            --         --
International Growth           1         1            19        (17)
Small Company Index            8         8            48        (32)
----------------------------------------------------------------------

 Transactions in Class D shares for the year ended November 30, 1998 were as follows:

                                                               Net
                                   Reinvested                increase
                            Sales distributions Redemptions (decrease)
----------------------------------------------------------------------
                                          (in thousands)
Bond                         118         5           58          65
Intermediate Bond              2        --           --           2
International Bond             3        --            2           1
Short-Intermediate Bond       22         4           29          (3)
U.S. Government Securities    51         1            8          44
U.S. Treasury Index           21         3           27          (3)
Balanced                      45         3           21          27
Diversified Growth            32         8           20          20
Equity Index                 513       137          778        (128)
Focused Growth                52        21           38          35
International Equity Index     1        --           --           1
International Growth          15         1           22          (6)
Small Company Index           38         3           21          20
----------------------------------------------------------------------

9. Subsequent Events (Unaudited)
On December 1, 1999, PFPC Trust Company, a wholly-owned subsidiary of PFPC Worldwide, Inc. and an indirect wholly-owned subsidiary of PNC Bank Corp., acquired all of the outstanding shares of First Data Investor Services Group, Inc. the Portfolios' co-administrator. As a result, First Data Investor Services Group, Inc. changed its name to PFPC, Inc.
 On December 1, 1999, Northern Funds Distributors, LLC became the Distributor of the shares of the Portfolios.
 The Small Company Growth and Mid Cap Growth Portfolios, each a separate and diversified portfolio of the Trust, commenced investment operations on December 1, 1999 and after the close of business December 31, 1999, respectively.

Northern Institutional Funds
Fixed Income and Equity Portfolios
-------------------------------------------------------------------------------
Report of Independent Auditors


To the Shareholders and Trustees of
Northern Institutional Funds
Fixed Income and Equity Portfolios

We have audited the accompanying statements of assets and liabilities, including the statements of investments, of the Bond, Intermediate Bond, International Bond, Short-Intermediate Bond, U.S. Government Securities, U.S. Treasury Index, Balanced, Diversified Growth, Equity Index, Focused Growth, International Equity Index, International Growth and Small Company Index Portfolios, comprising the Fixed Income and Equity Portfolios of the Northern Institutional Funds, as of November 30, 1999, and the related statements of operations, changes in net assets and financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of the investments owned at November 30, 1999 by physical examination of the securities held by the custodian and by correspondence with central depositories, unaffiliated subcustodian banks and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Bond, Intermediate Bond, International Bond, Short-Intermediate Bond, U.S. Government Securities, U.S. Treasury Index, Balanced, Diversified Growth, Equity Index, Focused Growth, International Equity Index, International Growth and Small Company Index Portfolios at November 30, 1999, the results of their operations, the changes in their net assets and financial highlights for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.


Ernst & Young LLP


Chicago, Illinois
January 17, 2000

[LOGO]

=============
  NORTHERN
-------------
INSTITUTIONAL
   FUNDS
=============

Investment Advisors

The Northern Trust Company

Northern Trust Quantitative Advisors, Inc.
P.O. Box 74913
Chicago IL 60675 5913
(800) 637-1380

Transfer Agent and Custodian

The Northern Trust Company

Distributor

Northern Funds Distributor, LLC
an independent third party

Co Administrators

The Northern Trust Company
PEPC, Inc.

Trustees

William H. Springer, Chairman
Richard G. Cline
Edward G. Condon, Jr.
John W. English
Sandra Polk Guthman
Frederick T. Kelsey
Richard P. Strubel

Officers
Jylanne M. Dunne, President
Richard H. Rose, Vice President
Brian R. Curran, Treasurer
Judith E. Clear, Assistant Treasurer
Linda J. Hoard, Secretary
Teresa M. R. Hamlin, Assistant Secretary
Therese Hogan, Assistant Secretary

Independent Auditors
Ernst & Young LLP

Legal Counsel
Drinker Biddle & Reath LLP